UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
  Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.2.75% sales charge)	-1.98%	1.00%	2.10%
Fidelity® Municipal Income 2023 Fund	1.05%	1.82%	2.64%
Class I	1.05%	1.82%	2.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on June 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

  Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Class A (incl.2.75% sales charge)	-2.35%	1.04%	0.74%
Fidelity® Municipal Income 2025 Fund	0.66%	1.86%	1.45%
Class I	0.66%	1.86%	1.45%

A     From May 25, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds gained 3.19% for the 12 months ending June 30, 2023, according to the Bloomberg Municipal Bond index. In the first four months of the period, yields on munis climbed steeply and their prices, which move inversely to yields, declined sharply, as the U.S. Federal Reserve aggressively raised interest rates to combat persistent inflation. From December through June, however, munis rallied amid a slowdown in the size of rate hikes and growing optimism that the central bank would stop raising rates by mid-2023. While the Fed, as expected, left interest rates unchanged at its June meeting, short- and intermediate-term muni yields still climbed, as the market repriced for a longer rate-hike cycle than had been expected just a month earlier, amid stronger-than-expected economic data. To date, the central bank has raised its benchmark rate ten times since March 2022, by a total of 5.0 percentage points. Improved supply-and-demand dynamics have helped bolster munis so far this year. Investor demand ebbed and flowed before firming in June, coinciding with the start of the seasonal period of reinvestment of bond maturities, called bonds and coupons, that runs from June through August. Meanwhile, supply declined, as higher rates suppressed issuers' appetite for new debt, especially given that many states and municipalities still retain unspent pandemic-related federal stimulus cash. For the full 12 months, muni tax-backed credit fundamentals remained solid and, for the most part, the risk of credit-rating downgrades of these issuers appeared low. Lower-quality investment-grade munis (rated BAA) and longer-term securities (15 and 20 years) delivered the muni market's best returns.
Comments from Co-Portfolio Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:
For the fiscal year, the share classes (excluding sales charges, if applicable) of the 2023 fund performed roughly in line with their Bloomberg target-maturity index, while the share classes (excluding sales charges) of the 2025 fund modestly lagged their Bloomberg target index. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus their respective target maturity indexes, the funds' duration (interest rate) positioning contributed to results. Each had a shorter duration - meaning less sensitivity to interest rates - than their indexes, which helped as interest rates and muni bond yields rose. The 2023 fund's relative result was further boosted by differences in the way fund holdings and target-maturity index components were priced, although this factor detracted from the 2025 fund's result versus its index. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider. Elsewhere, the 2025 fund's "carry" advantage, meaning its larger-than-index exposure to high-coupon bonds, lifted its relative result. In contrast, the 2023 fund's exposure to bonds issued by Provident Group - EMU Properties detracted from the relative result. These securities, issued for Eastern Michigan University's parking system, declined sharply after the project became distressed following its closure during the pandemic. Larger-than-index exposure to lower-quality investment-grade securities detracted from the relative result of the 2025 fund, given that bonds in this credit-quality tier underperformed.
Note to shareholders:
In early July, the 2023 fund reached its target date and was liquidated, distributing its assets in cash to shareholders.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Municipal Income 2023 Fund
Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Arizona	9.7
New Jersey	6.4
Florida	6.3
Massachusetts	4.6
California	4.2

Revenue Sources (% of Fund's net assets)
Health Care	16.4
General Obligations	14.7
Transportation	12.8
Special Tax	5.8
Others*	50.3
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets
Municipal Bonds - 59.8%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	325,000
Arizona - 9.7%
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	250,000
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	300,000
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (Escrowed to Maturity) (b)	380,000	380,000
Series 2017 A, 5% 7/1/23 (b)	1,000,000	1,000,000
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	100,000
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	450,000
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	250,000
TOTAL ARIZONA		2,730,000
California - 4.2%
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	300,000
Series A, 5% 7/1/23	670,000	670,000
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	200,000
TOTAL CALIFORNIA		1,170,000
Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2022 L, 5% 7/1/23	175,000	175,000
Series K1, 5% 7/1/23	500,000	500,000
TOTAL CONNECTICUT		675,000
Florida - 6.3%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	250,000
Series 2015 B, 5% 7/1/23	45,000	45,000
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	500,000
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	530,000
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	200,000
Series 2014 B, 5% 7/1/23	90,000	90,000
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	145,000
TOTAL FLORIDA		1,760,000
Illinois - 1.8%
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	295,000	295,000
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	205,000
TOTAL ILLINOIS		500,000
Indiana - 2.1%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	580,000
Kentucky - 1.0%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	275,000
Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	200,000
Maryland - 1.8%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	500,000
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	125,000
Series 2005 B, 5.5% 7/1/23	50,000	50,000
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	230,000
Series 2019 A, 5% 7/1/23	200,000	200,000
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	135,000
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	545,000
TOTAL MASSACHUSETTS		1,285,000
Michigan - 2.6%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,000
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	195,000
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	390,000
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	100,000
TOTAL MICHIGAN		735,000
New Jersey - 6.4%
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	100,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	200,000
Series 2013, 5% 7/1/23	200,000	200,000
Series 2016 A:
5% 7/1/23	250,000	250,000
5% 7/1/23 (Escrowed to Maturity)	90,000	90,000
Series 2016, 5% 7/1/23	950,000	950,000
TOTAL NEW JERSEY		1,790,000
New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	175,000
New York - 3.7%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	100,000
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	350,000
Series 2014 B, 5% 7/1/23	285,000	285,000
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	300,000
TOTAL NEW YORK		1,035,000
Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	250,000
Pennsylvania - 2.4%
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	100,000
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	385,000
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	100,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	100,000
TOTAL PENNSYLVANIA		685,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.25% 7/1/23	200,000	200,000
South Carolina - 0.4%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	100,000
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	150,000
Tennessee - 0.7%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	200,000
Washington - 3.3%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	250,000
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	300,000
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	380,000
TOTAL WASHINGTON		930,000
Wisconsin - 1.8%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	500,000
TOTAL MUNICIPAL BONDS (Cost $16,750,000)		16,750,000

Money Market Funds - 38.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (c)(d) (Cost $10,695,000)	10,692,861	10,695,000

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $27,445,000)	27,445,000
NET OTHER ASSETS (LIABILITIES) - 2.0%	550,604
NET ASSETS - 100.0%	27,995,604

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	3,553,999	30,539,997	23,399,000	38,708	-	4	10,695,000	0.4%
Total	3,553,999	30,539,997	23,399,000	38,708	-	4	10,695,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	16,750,000	-	16,750,000	-

Money Market Funds	10,695,000	10,695,000	-	-
Total Investments in Securities:	27,445,000	10,695,000	16,750,000	-
Fidelity® Municipal Income 2023 Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,750,000)	$16,750,000
Fidelity Central Funds (cost $10,695,000)	10,695,000

Total Investment in Securities (cost $27,445,000)		$27,445,000
Receivable for investments sold		1,010,344
Receivable for fund shares sold		5
Interest receivable		409,332
Distributions receivable from Fidelity Central Funds		5,697
Other receivables		120
Total assets		28,870,498
Liabilities
Payable to custodian bank	$801,976
Payable for fund shares redeemed	40,633
Distributions payable	22,298
Accrued management fee	7,152
Distribution and service plan fees payable	450
Other affiliated payables	2,385
Total Liabilities		874,894
Net Assets		$27,995,604
Net Assets consist of:
Paid in capital		$28,348,664
Total accumulated earnings (loss)		(353,060)
Net Assets		$27,995,604

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,989,294 ÷ 197,095 shares) (a)		$10.09
Maximum offering price per share (100/97.25 of $10.09)		$10.38
Municipal Income 2023 :
Net Asset Value , offering price and redemption price per share ($20,318,531 ÷ 2,013,231 shares)		$10.09
Class I :
Net Asset Value , offering price and redemption price per share ($5,687,779 ÷ 563,531 shares)		$10.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended June 30, 2023
Investment Income
Interest		$846,729
Income from Fidelity Central Funds		38,696
Total Income		885,425
Expenses
Management fee	$127,869
Transfer agent fees	42,622
Distribution and service plan fees	5,806
Independent trustees' fees and expenses	162
Total expenses before reductions	176,459
Expense reductions	(202)
Total expenses after reductions		176,257
Net Investment income (loss)		709,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(347,707)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		(347,695)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	54,547
Fidelity Central Funds	4
Total change in net unrealized appreciation (depreciation)		54,551
Net gain (loss)		(293,144)
Net increase (decrease) in net assets resulting from operations		$416,024

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$709,168	$671,199
Net realized gain (loss)	(347,695)	28,989
Change in net unrealized appreciation (depreciation)	54,551	(1,246,658)
Net increase (decrease) in net assets resulting from operations	416,024	(546,470)
Distributions to shareholders	(701,675)	(670,143)

Share transactions - net increase (decrease)	(30,426,903)	14,530,478
Total increase (decrease) in net assets	(30,712,554)	13,313,865

Net Assets
Beginning of period	58,708,158	45,394,293
End of period	$27,995,604	$58,708,158

Fidelity Advisor® Municipal Income 2023 Fund Class A

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.144	.121	.146	.183	.189
Net realized and unrealized gain (loss)	(.064)	(.280)	.041	.060	.259
Total from investment operations	.080	(.159)	.187	.243	.448
Distributions from net investment income	(.150)	(.121)	(.147)	(.183)	(.188)
Total distributions	(.150)	(.121)	(.147)	(.183)	(.188)
Net asset value, end of period	$10.09	$10.16	$10.44	$10.40	$10.34
Total Return C,D	.80%	(1.53)%	1.81%	2.37%	4.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.42%	1.17%	1.39%	1.77%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,989	$2,684	$3,126	$2,675	$2,487
Portfolio turnover rate G	-%	9%	9%	10%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2023 Fund

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.169	.146	.171	.209	.214
Net realized and unrealized gain (loss)	(.064)	(.279)	.042	.060	.260
Total from investment operations	.105	(.133)	.213	.269	.474
Distributions from net investment income	(.175)	(.147)	(.173)	(.209)	(.214)
Total distributions	(.175)	(.147)	(.173)	(.209)	(.214)
Net asset value, end of period	$10.09	$10.16	$10.44	$10.40	$10.34
Total Return C	1.05%	(1.29)%	2.06%	2.63%	4.76%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.67%	1.42%	1.64%	2.02%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$20,319	$31,541	$32,627	$25,058	$23,223
Portfolio turnover rate F	-%	9%	9%	10%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2023 Fund Class I

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.44	$10.40	$10.34	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.171	.145	.172	.209	.213
Net realized and unrealized gain (loss)	(.065)	(.278)	.041	.060	.261
Total from investment operations	.106	(.133)	.213	.269	.474
Distributions from net investment income	(.176)	(.147)	(.173)	(.209)	(.214)
Total distributions	(.176)	(.147)	(.173)	(.209)	(.214)
Net asset value, end of period	$10.09	$10.16	$10.44	$10.40	$10.34
Total Return C	1.05%	(1.29)%	2.06%	2.63%	4.76%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.67%	1.42%	1.64%	2.02%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,688	$24,482	$9,641	$9,716	$9,384
Portfolio turnover rate F	-%	9%	9%	10%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund
Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Connecticut	11.2
Pennsylvania	9.9
Illinois	8.4
Florida	6.7
Massachusetts	5.5

Revenue Sources (% of Fund's net assets)
Health Care	25.8
Education	20.1
Transportation	19.5
General Obligations	15.1
Housing	5.1
Others* (Individually Less Than 5%)	14.4
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets
Municipal Bonds - 96.4%
	Principal Amount (a)	Value ($)
Alabama - 2.4%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	511,279
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	99,676
TOTAL ALABAMA		610,955
Arizona - 2.4%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	77,771
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	257,139
Series 2017 B, 5% 7/1/25	250,000	259,382
TOTAL ARIZONA		594,292
California - 3.6%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	365,000	379,608
Poway Unified School District Series 2009, 0% 8/1/25	90,000	84,185
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	153,471
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	274,487
TOTAL CALIFORNIA		891,751
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	185,715
Connecticut - 11.2%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	181,648
Series 2016 D, 5% 8/15/25	330,000	342,888
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	41,150
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	412,432
Series 2022 M, 5% 7/1/25	175,000	178,679
Series K1, 5% 7/1/25	280,000	280,150
Series K3, 5% 7/1/25	200,000	200,107
Series N, 5% 7/1/25	50,000	50,065
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	956,131
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	150,000	155,692
TOTAL CONNECTICUT		2,798,942
District Of Columbia - 1.3%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	77,193
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	259,284
TOTAL DISTRICT OF COLUMBIA		336,477
Florida - 6.7%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	513,426
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	97,243
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	211,038
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	442,818
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	51,841
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	41,478
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	206,155
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	102,720
TOTAL FLORIDA		1,666,719
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	51,205
Hawaii - 4.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,035,314
Illinois - 8.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	101,760
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	256,306
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	148,802
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	206,752
Series 2016, 5% 5/15/25	250,000	256,421
Series 2019, 5% 9/1/25	200,000	199,020
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	200,059
Series 2023 D, 5% 7/1/25	200,000	205,410
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	102,787
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	174,726
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	250,304
TOTAL ILLINOIS		2,102,347
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	53,432
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	25,914
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	310,788
TOTAL INDIANA		390,134
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	103,797
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	309,373
TOTAL KENTUCKY		413,170
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	101,528
Maine - 2.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	469,687
Series 2017 B, 4% 7/1/25	100,000	101,008
TOTAL MAINE		570,695
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	154,341
Massachusetts - 5.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	252,689
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,244
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	154,400
Series 2016 I, 5% 7/1/25	50,000	50,946
Series 2019 K, 5% 7/1/25	50,000	51,467
Series 2019, 5% 7/1/25	170,000	172,825
Series 2022, 5% 7/1/25	125,000	126,648
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	255,256
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	307,405
TOTAL MASSACHUSETTS		1,381,880
Michigan - 3.2%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	301,739
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	154,984
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	102,199
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	252,921
TOTAL MICHIGAN		811,843
Missouri - 3.7%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	382,510
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	255,785
Series 2019 C, 5% 7/1/25	290,000	299,296
TOTAL MISSOURI		937,591
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (c)	125,000	125,030
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	62,026
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	51,285
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	207,114
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	72,184
TOTAL NEW HAMPSHIRE		330,583
New Jersey - 3.8%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	205,878
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	107,046
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,408
Series 2016 E, 5% 7/1/25	50,000	51,428
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	405,502
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	128,162
Series 2016 A, 5% 6/15/25	40,000	41,138
TOTAL NEW JERSEY		954,562
New York - 2.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,282
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015, 5% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	200,000	207,626
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	259,283
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	102,122
Series 2018, 5% 1/1/25	15,000	15,166
TOTAL NEW YORK		614,479
Ohio - 4.0%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	153,346
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	144,887
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	203,234
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	205,440
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	194,771
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	102,511
TOTAL OHIO		1,004,189
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	197,489
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	428,588
TOTAL OREGON		626,077
Pennsylvania - 9.9%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	618,232
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	29,813
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	103,785
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	125,348
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	122,361
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	112,454
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	51,360
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	456,412
Series 2015 AQ, 5% 6/15/25	200,000	206,449
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	51,603
Series 2017 B, 5% 7/1/25 (b)	210,000	214,698
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,647
Series 2018 A, 5% 9/1/25	50,000	51,618
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	309,580
TOTAL PENNSYLVANIA		2,474,360
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	102,469
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	255,670
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,325
Series 2017, 5% 4/1/25	265,000	269,406
TOTAL TENNESSEE		540,401
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	204,628
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,729
Vermont - 2.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	303,458
Series 2019 A, 5% 6/15/25 (b)	105,000	107,192
Series 2020 A, 5% 6/15/25 (b)	250,000	255,220
TOTAL VERMONT		665,870
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	126,826
Washington - 2.5%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	475,932
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	156,985
TOTAL WASHINGTON		632,917
Wisconsin - 2.4%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	184,007
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	40,901
Series 2014, 5% 5/1/25	100,000	100,972
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,367
Series 2017 A:
5% 4/1/25	155,000	159,180
5% 9/1/25 (Escrowed to Maturity)	100,000	103,658
TOTAL WISCONSIN		599,085
TOTAL MUNICIPAL BONDS (Cost $24,789,168)		24,129,130

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (d)(e) (Cost $504,000)	503,899	504,000

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $25,293,168)	24,633,130
NET OTHER ASSETS (LIABILITIES) - 1.6%	392,064
NET ASSETS - 100.0%	25,025,194

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	578,000	4,259,000	4,333,000	11,957	-	-	504,000	0.0%
Total	578,000	4,259,000	4,333,000	11,957	-	-	504,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	24,129,130	-	24,129,130	-

Money Market Funds	504,000	504,000	-	-
Total Investments in Securities:	24,633,130	504,000	24,129,130	-
Fidelity® Municipal Income 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,789,168)	$24,129,130
Fidelity Central Funds (cost $504,000)	504,000

Total Investment in Securities (cost $25,293,168)		$24,633,130
Cash		41,348
Receivable for fund shares sold		2,774
Interest receivable		365,935
Distributions receivable from Fidelity Central Funds		1,202
Other receivables		4
Total assets		25,044,393
Liabilities
Payable for fund shares redeemed	$1,252
Distributions payable	8,879
Accrued management fee	6,275
Transfer agent fee payable	2,093
Distribution and service plan fees payable	700
Total Liabilities		19,199
Net Assets		$25,025,194
Net Assets consist of:
Paid in capital		$25,841,886
Total accumulated earnings (loss)		(816,692)
Net Assets		$25,025,194

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,367,138 ÷ 343,635 shares) (a)		$9.80
Maximum offering price per share (100/97.25 of $9.80)		$10.08
Municipal Income 2025 :
Net Asset Value , offering price and redemption price per share ($16,925,132 ÷ 1,727,253 shares)		$9.80
Class I :
Net Asset Value , offering price and redemption price per share ($4,732,924 ÷ 482,956 shares)		$9.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended June 30, 2023
Investment Income
Interest		$544,699
Income from Fidelity Central Funds		11,949
Total Income		556,648
Expenses
Management fee	$76,836
Transfer agent fees	25,612
Distribution and service plan fees	8,338
Independent trustees' fees and expenses	88
Total expenses before reductions	110,874
Expense reductions	(42)
Total expenses after reductions		110,832
Net Investment income (loss)		445,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(84,715)
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		(84,707)
Change in net unrealized appreciation (depreciation) on investment securities		(204,924)
Net gain (loss)		(289,631)
Net increase (decrease) in net assets resulting from operations		$156,185

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$445,816	$396,741
Net realized gain (loss)	(84,707)	2,057
Change in net unrealized appreciation (depreciation)	(204,924)	(1,724,403)
Net increase (decrease) in net assets resulting from operations	156,185	(1,325,605)
Distributions to shareholders	(445,770)	(396,732)

Share transactions - net increase (decrease)	902,522	(377,895)
Total increase (decrease) in net assets	612,937	(2,100,232)

Net Assets
Beginning of period	24,412,257	26,512,489
End of period	$25,025,194	$24,412,257

Fidelity Advisor® Municipal Income 2025 Fund Class A

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.35	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.150	.135	.146	.166	.180
Net realized and unrealized gain (loss)	(.110)	(.680)	.241	.060	.521
Total from investment operations	.040	(.545)	.387	.226	.701
Distributions from net investment income	(.150)	(.135)	(.147)	(.166)	(.181)
Total distributions	(.150)	(.135)	(.147)	(.166)	(.181)
Net asset value, end of period	$9.80	$9.91	$10.59	$10.35	$10.29
Total Return C,D	.41%	(5.18)%	3.75%	2.21%	7.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.52%	1.31%	1.39%	1.61%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,367	$3,309	$3,550	$3,510	$3,329
Portfolio turnover rate G	6%	7%	6%	23%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.35	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.174	.161	.173	.193	.205
Net realized and unrealized gain (loss)	(.110)	(.680)	.240	.059	.521
Total from investment operations	.064	(.519)	.413	.252	.726
Distributions from net investment income	(.174)	(.161)	(.173)	(.192)	(.206)
Total distributions	(.174)	(.161)	(.173)	(.192)	(.206)
Net asset value, end of period	$9.80	$9.91	$10.59	$10.35	$10.29
Total Return C	.66%	(4.95)%	4.01%	2.47%	7.52%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.77%	1.56%	1.64%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$16,925	$15,820	$17,136	$14,596	$15,780
Portfolio turnover rate F	6%	7%	6%	23%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2025 Fund Class I

Years ended June 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.59	$10.36	$10.29	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.175	.161	.173	.192	.205
Net realized and unrealized gain (loss)	(.111)	(.680)	.230	.070	.521
Total from investment operations	.064	(.519)	.403	.262	.726
Distributions from net investment income	(.174)	(.161)	(.173)	(.192)	(.206)
Total distributions	(.174)	(.161)	(.173)	(.192)	(.206)
Net asset value, end of period	$9.80	$9.91	$10.59	$10.36	$10.29
Total Return C	.66%	(4.95)%	3.91%	2.57%	7.52%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.77%	1.56%	1.64%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,733	$5,284	$5,827	$5,512	$4,727
Portfolio turnover rate F	6%	7%	6%	23%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2023

1. Organization.
Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.   Effective after the close of business on June 30, 2022, the Fidelity Municipal Income 2023 Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2023 Fund	$27,445,000	$-	$-	$-
Fidelity Municipal Income 2025 Fund	25,293,168	2,690	(662,728)	(660,038)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2023 Fund	$-	$7,639	$ -	$(354,599)	$-
Fidelity Municipal Income 2025 Fund	50	-	-	(156,705)	(660,038)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Municipal Income 2023 Fund	$ (54,926)	$ (299,673)	$ (354,599)
Fidelity Municipal Income 2025 Fund	(71,998)	(84,707)	(156,705)

The tax character of distributions paid was as follows:

June 30, 2023
Tax-Exempt Income
Fidelity Municipal Income 2023 Fund	$701,675
Fidelity Municipal Income 2025 Fund	445,770

June 30, 2022
Tax-Exempt Income
Fidelity Municipal Income 2023 Fund	$670,143
Fidelity Municipal Income 2025 Fund	396,732

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2023 Fund	-	35,577,809
Fidelity Municipal Income 2025 Fund	3,096,511	1,604,784

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of   .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	.25%	$5,806	$15
Fidelity Municipal Income 2025 Fund
Class A	.25%	$8,338	$6,689

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is   .75% or .50% for certain purchases of each Fund's Class A shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2023 Fund
Class A	$2,322
Municipal Income 2023	25,019
Class I	15,281
$42,622
Fidelity Municipal Income 2025 Fund
Class A	$3,335
Municipal Income 2025	17,285
Class I	4,992
$25,612

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income 2023 Fund	500,000	200,000	-
Fidelity Municipal Income 2025 Fund	-	-	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Municipal Income 2023 Fund .	$188
Class I		$14
Fidelity Municipal Income 2025 Fund .	30
Class I		12
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2023	Year ended June 30, 2022
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$34,044	$32,039
Municipal Income 2023	423,562	451,351
Class I	244,069	186,753
Total	$701,675	$670,143
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$50,842	$45,144
Municipal Income 2025	306,564	264,122
Class I	88,364	87,466
Total	$445,770	$396,732

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2023	Year ended June 30, 2022	Year ended June 30, 2023	Year ended June 30, 2022
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	-	22,605	$ -	$229,750
Reinvestment of distributions	3,016	2,832	30,506	29,184
Shares redeemed	(70,126)	(60,697)	(710,325)	(629,335)
Net increase (decrease)	(67,110)	(35,260)	$(679,819)	$(370,401)
Municipal Income 2023
Shares sold	-	680,872	$-	$6,989,240
Reinvestment of distributions	25,393	29,357	256,838	302,416
Shares redeemed	(1,116,683)	(731,067)	(11,290,334)	(7,525,006)
Net increase (decrease)	(1,091,290)	(20,838)	$(11,033,496)	$(233,350)
Class I
Shares sold	3	1,729,592	$27	$17,640,853
Reinvestment of distributions	23,439	17,265	237,157	177,025
Shares redeemed	(1,869,536)	(260,718)	(18,950,772)	(2,683,649)
Net increase (decrease)	(1,846,094)	1,486,139	$(18,713,588)	$15,134,229
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	15,519	2,990	$153,021	$30,464
Reinvestment of distributions	5,176	4,385	50,815	45,104
Shares redeemed	(11,080)	(8,522)	(108,045)	(88,903)
Net increase (decrease)	9,615	(1,147)	$95,791	$(13,335)
Municipal Income 2025
Shares sold	607,812	266,749	$5,979,425	$2,736,157
Reinvestment of distributions	21,478	20,432	210,879	210,378
Shares redeemed	(498,993)	(308,148)	(4,892,485)	(3,140,427)
Net increase (decrease)	130,297	(20,967)	$1,297,819	$(193,892)
Class I
Shares sold	63,655	17,070	$631,309	$174,223
Reinvestment of distributions	8,582	7,993	84,261	82,223
Shares redeemed	(122,582)	(41,851)	(1,206,658)	(427,114)
Net increase (decrease)	(50,345)	(16,788)	$(491,088)	$(170,668)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In January 2017, Fidelity Municipal Income 2023 Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on July 7, 2023.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund.	43%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000	$ 1,005.70	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.57	$ 3.26
Fidelity® Municipal Income 2023 Fund	.40%
Actual		$ 1,000	$ 1,006.90	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Class I	.40%
Actual		$ 1,000	$ 1,006.90	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Fidelity® Municipal Income 2025 Fund
Class A	.66%
Actual		$ 1,000	$ 1,005.90	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Fidelity® Municipal Income 2025 Fund	.40%
Actual		$ 1,000	$ 1,007.20	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Class I	.40%
Actual		$ 1,000	$ 1,007.20	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended June 30, 2023, 100% of each fund's income dividends were free from federal income tax, and 13.98% and 20.68% of Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends were subject to the federal alternative minimum tax.

During the fiscal year ended July 7, 2023, 100% of Fidelity Municipal Income 2023 income dividends was free from federal income tax and 39.76% of the fund's income dividends was subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.926259.112
DMI-ANN-0823
Fidelity® SAI Municipal Bond Index Fund

Annual Report
June 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
  Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® SAI Municipal Bond Index Fund	2.68%	-0.31%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Municipal Bond Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds gained 3.19% for the 12 months ending June 30, 2023, according to the Bloomberg Municipal Bond index. In the first four months of the period, yields on munis climbed steeply and their prices, which move inversely to yields, declined sharply, as the U.S. Federal Reserve aggressively raised interest rates to combat persistent inflation. From December through June, however, munis rallied amid a slowdown in the size of rate hikes and growing optimism that the central bank would stop raising rates by mid-2023. While the Fed, as expected, left interest rates unchanged at its June meeting, short- and intermediate-term muni yields still climbed, as the market repriced for a longer rate-hike cycle than had been expected just a month earlier, amid stronger-than-expected economic data. To date, the central bank has raised its benchmark rate ten times since March 2022, by a total of 5.0 percentage points. Improved supply-and-demand dynamics have helped bolster munis so far this year. Investor demand ebbed and flowed before firming in June, coinciding with the start of the seasonal period of reinvestment of bond maturities, called bonds and coupons, that runs from June through August. Meanwhile, supply declined, as higher rates suppressed issuers' appetite for new debt, especially given that many states and municipalities still retain unspent pandemic-related federal stimulus cash. For the full 12 months, muni tax-backed credit fundamentals remained solid and, for the most part, the risk of credit-rating downgrades of these issuers appeared low. Lower-quality investment-grade munis (rated BAA) and longer-term securities (15 and 20 years) delivered the muni market's best returns.
Comments from Co-Portfolio Managers Brandon Bettencourt, Michael Maka and Richard Munclinger:
For the fiscal year, the fund gained 2.68%, lagging, net of fees, the 3.19% advance of the benchmark Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return. We use a method known as stratified sampling, which matches the index's risk factors, but does not always hold all bonds in the exact proportions of the index. This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark as market volatility triggered uneven shareholder flows. Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	18.7
New York	13.7
Texas	8.6
Illinois	5.2
Washington	3.9

Revenue Sources (% of Fund's net assets)
General Obligations	33.7
Transportation	16.5
Special Tax	10.3
Water & Sewer	10.3
Health Care	8.5
Electric Utilities	5.7
Others* (Individually Less Than 5%)	15.0
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023
Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,814
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,250
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,172
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	180,072
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	52,643
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	57,022
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	26,869
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	52,289
Series 2017 B1, 3.25% 9/1/31	45,000	44,163
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,025
Series 2017 B, 3% 7/1/35	30,000	27,810
TOTAL ALABAMA		587,129
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,310
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	67,913
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	63,048
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	57,350
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	336,942
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,520
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	181,199
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	111,812
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	96,704
Series 2017 D, 5% 7/1/25	20,000	20,723
Series 2019 B, 5% 7/1/44 (b)	40,000	41,664
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	30,691
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	97,675
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,924
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	152,248
Series 2015 A, 5% 12/1/32	25,000	25,836
Series 2017 A, 5% 1/1/28	55,000	60,286
Series 2022 A, 5% 1/1/32	145,000	170,743
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	21,222
5.25% 12/1/24	15,000	15,180
5.25% 12/1/26	15,000	15,481
Series 2007, 5.25% 12/1/23	15,000	15,052
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	97,676
TOTAL ARIZONA		1,762,199
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	156,293
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,864
TOTAL ARKANSAS		192,157
California - 18.7%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	165,000	152,607
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	57,102
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	30,010
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (c)	50,000	49,306
Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	68,098
Series 2017 S7:
4% 4/1/34	50,000	51,563
4% 4/1/42	10,000	10,017
4% 4/1/47	45,000	44,277
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,145
Series S7, 5% 4/1/24	5,000	5,070
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	184,678
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	89,963
California Dept. of Wtr. Resources:
Series 2014, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	160,000	164,640
Series 2017 AX, 5% 12/1/24	160,000	164,662
Series 2019 A, 5% 12/1/34	90,000	102,143
Series AV, 4% 12/1/31	10,000	10,398
Series BA, 5% 12/1/32	5,000	5,689
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,594
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,088
Series T1, 5% 3/15/39	20,000	23,822
California Gen. Oblig.:
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	300,000	359,033
Series 2012, 3.5% 9/1/32	45,000	45,000
Series 2013:
4% 4/1/43	40,000	39,999
5% 9/1/27	70,000	70,195
5% 11/1/30	15,000	15,083
Series 2014:
4% 11/1/44	10,000	10,001
5% 11/1/24	100,000	102,749
5% 12/1/24	15,000	15,128
5% 10/1/28	10,000	10,237
5% 5/1/32	105,000	106,647
5% 8/1/35	20,000	20,374
5% 10/1/39	25,000	25,474
Series 2015:
3.25% 3/1/32	100,000	100,053
4% 3/1/45	100,000	100,003
5% 8/1/23	25,000	25,035
5% 8/1/26	30,000	30,965
5% 8/1/26	20,000	20,842
5% 9/1/26	40,000	41,759
5% 9/1/28	50,000	52,304
5% 8/1/29	20,000	20,908
5% 8/1/30	50,000	51,581
5% 8/1/45	30,000	30,993
Series 2016:
3% 9/1/33	30,000	29,609
4% 9/1/36	100,000	101,773
5% 9/1/24	55,000	56,311
5% 9/1/25	25,000	26,079
5% 9/1/26	15,000	15,980
5% 9/1/30	20,000	21,291
5% 9/1/45	10,000	10,492
Series 2017 A, 5% 8/1/26	65,000	69,121
Series 2017:
4% 8/1/27	55,000	56,788
4% 11/1/36	20,000	20,465
4% 8/1/37	25,000	25,419
5% 11/1/24	95,000	97,612
5% 8/1/27	30,000	32,661
5% 11/1/27	150,000	164,204
Series 2018, 5% 10/1/39	110,000	114,923
Series 2019:
3% 10/1/36	50,000	46,180
4% 4/1/25	5,000	5,096
5% 4/1/25	10,000	10,364
5% 4/1/27	5,000	5,402
5% 11/1/27	90,000	98,522
5% 4/1/28	225,000	248,592
5% 4/1/35	85,000	86,117
5% 4/1/37	75,000	75,903
5% 4/1/45	60,000	64,991
Series 2020:
3% 11/1/35	220,000	209,293
4% 3/1/28	60,000	62,992
5% 11/1/28	140,000	156,660
Series 2021:
4% 10/1/37	80,000	83,004
5% 10/1/28	100,000	111,700
Series 2022, 5% 4/1/32	75,000	89,149
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	36,430
Series 2016 B:
5% 11/15/46	15,000	15,458
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,711
Series 2017 A, 5% 11/1/27	30,000	32,944
Series 2018 A:
4% 11/15/42	20,000	20,001
5% 11/15/24	70,000	71,869
5% 11/15/33	35,000	37,761
Series A:
4% 8/15/50	185,000	181,565
5% 8/15/47	15,000	15,047
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	28,272
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	40,246
Series 2014 A:
5% 11/1/30 (Pre-Refunded to 11/1/24 @ 100)	95,000	97,512
5% 11/1/33 (Pre-Refunded to 11/1/24 @ 100)	100,000	102,644
Series 2015 A, 5% 11/1/26	15,000	15,737
Series 2016 A:
3.2% 11/1/37	15,000	13,991
5% 11/1/26	40,000	42,496
Series 2017 A, 5% 11/1/24	65,000	66,676
Series 2020 C, 3% 11/1/40	50,000	43,166
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,382
5% 1/1/32	30,000	31,599
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	50,187
Series 2018 A, 3.5% 3/1/38	155,000	144,540
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	29,491
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,467
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,048
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	58,552
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,000
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	104,889
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	67,335
Series 2017 B, 5% 6/1/32	45,000	49,217
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	40,801
0% 8/1/38	85,000	46,091
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	61,251
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	70,176
0% 8/1/33	85,000	60,958
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,822
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,821
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	20,316
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	60,598
Series 2021 A, 4% 1/15/46	15,000	14,504
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	44,765
Series 2019 A, 4% 8/1/46	30,000	29,780
Fresno Unified School District Series B, 3% 8/1/43	110,000	91,405
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,400
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	67,601
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,400
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	104,002
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	31,434
Series 2016 B, 3% 8/1/45	30,000	24,328
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	180,115
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	88,869
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	100,000	69,473
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	39,409
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	26,620
5.5% 11/15/37	30,000	32,975
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	78,712
Series B, 0% 8/1/35	90,000	57,431
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/24	95,000	97,110
Series 2017 J, 5% 8/1/28	20,000	21,944
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,449
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,047
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,449
Series K, 4% 8/1/35	20,000	20,565
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,328
Series 2023 A, 5% 7/1/36	75,000	90,035
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	83,818
Series 2020 A, 5% 5/15/38	85,000	94,431
Series 2021 B, 5% 5/15/37	50,000	56,924
Series 2022 C, 4% 5/15/41 (b)	50,000	49,281
Series B, 5% 5/15/48	90,000	98,769
Series C, 5% 5/15/33 (b)	155,000	164,235
Series D, 5% 5/15/26 (b)	5,000	5,200
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	65,000	66,248
Series 2014 D:
5% 7/1/35	105,000	106,790
5% 7/1/44	45,000	45,487
Series 2017 C, 5% 7/1/36	50,000	53,914
Series 2018 C, 5% 7/1/25	95,000	98,808
Series 2019 B, 5% 7/1/35	90,000	100,448
Series 2019 D, 5% 7/1/44	50,000	54,085
Series 2022 A, 5% 7/1/40	105,000	117,388
Series A, 5% 7/1/31	35,000	38,628
Series B:
5% 7/1/30	25,000	28,164
5% 7/1/30	50,000	50,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,346
Series 2020 B, 4% 7/1/29	115,000	123,591
Series A:
5% 7/1/33	55,000	59,403
5% 7/1/33	5,000	5,515
Series B:
5% 7/1/25	20,000	20,000
5% 7/1/37	100,000	109,037
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,418
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	36,373
5% 2/1/25	50,000	51,486
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,198
Series 2016 A:
4% 7/1/34	100,000	101,560
5% 7/1/29	80,000	83,552
5% 7/1/40	75,000	77,263
Series 2018 B1, 5% 7/1/23	10,000	10,000
Series 2019 A, 5% 7/1/28	20,000	22,311
Series 2021 A, 5% 7/1/25	125,000	130,207
Series A:
5% 7/1/29	45,000	51,270
5% 7/1/30	75,000	85,027
Series B, 5% 7/1/25	15,000	15,625
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,004
Series 2022 A, 5% 6/1/47	85,000	94,241
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,499
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	49,119
Series 2020 A, 5% 10/1/36	85,000	95,638
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,761
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	30,035
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	43,341
Series 2017, 0% 8/1/39	5,000	2,600
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	21,794
Oakland Unified School District Alameda County:
Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	29,857
Series 2021 A, 4% 8/1/38	150,000	156,911
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	40,345
0% 8/1/32	100,000	74,786
0% 8/1/33	15,000	10,789
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	214,513
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,006
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	128,808
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	20,581
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,894
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	33,925
Series B, 0% 8/1/41	190,000	88,163
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A:
4% 10/1/48	100,000	98,996
4% 10/1/51	100,000	98,313
Riverside County Pub. Fing. Auth. Series 2015, 5% 11/1/25 (Escrowed to Maturity)	255,000	267,200
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	53,463
Sacramento Muni. Util. District Elec. Rev. Series 2021 I, 5% 8/15/28	100,000	111,752
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	105,137
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	14,561
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,487
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,341
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	179,205
Series 2019 A, 5% 7/1/34	75,000	84,068
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	135,000	149,558
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	105,536
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,723
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,013
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27	10,000	10,985
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,262
Series 2012 I, 5% 7/1/33	65,000	70,912
Series 2017 I, 4% 7/1/47	15,000	14,809
Series 2017 J, 5% 7/1/30	80,000	87,559
Series B, 3.25% 7/1/48	80,000	67,019
Series C, 0% 7/1/43	40,000	17,122
Series R1, 0% 7/1/30	35,000	28,034
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	40,990
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	134,871
Series A1, 5% 8/1/47	45,000	47,673
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,200
Series 2017 D, 5% 5/1/24 (b)	35,000	35,381
Series 2019 A, 5% 5/1/49 (b)	25,000	25,779
Series 2019 E, 5% 5/1/34 (b)	125,000	134,621
Series 2020 A, 4% 5/1/39 (b)	35,000	34,489
Series 2020 B, 4% 5/1/39	100,000	101,692
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	35,042
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	152,098
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,766
Series 2016, 5% 11/1/24	110,000	112,981
Series 2020 A, 5% 11/1/50	30,000	32,653
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	95,603
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,857
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	40,808
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,593
Series 2021 A, 4% 1/15/50	30,000	28,520
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,622
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	26,059
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	95,714
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	60,049
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	48,340
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	46,310
0% 9/1/41 (d)	10,000	9,654
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	37,452
Series 2019 A, 3% 5/1/42	100,000	82,882
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,579
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	55,216
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	49,985
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	10,938
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	123,468
Southern CA Pub. Pwr. Auth. So Series 2023 1, 5% 7/1/35	100,000	120,803
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	35,917
Series A, 5.25% 11/1/26	30,000	31,184
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	76,437
Series 2015 AO, 5% 5/15/25	70,000	72,863
Series 2016, 5% 5/15/35	15,000	15,946
Series 2017 AV:
5% 5/15/35	50,000	54,086
5% 5/15/47	110,000	116,461
Series 2017 AY, 5% 5/15/25	50,000	52,045
Series 2017 M, 5% 5/15/32	35,000	38,029
Series 2020 BE:
4% 5/15/47	115,000	115,132
5% 5/15/43	15,000	16,505
Series 2022 BK, 5% 5/15/32	115,000	138,663
Series AM, 5.25% 5/15/37	15,000	15,254
Series AY, 5% 5/15/28	30,000	32,684
Series I, 5% 5/15/28	10,000	10,394
Series M, 5% 5/15/36	20,000	21,530
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,011
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	61,071
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	64,002
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	20,922
3% 11/1/45	75,000	59,426
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	117,844
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	76,145
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	136,604
3% 8/1/37	30,000	26,704
TOTAL CALIFORNIA		16,567,157
Colorado - 2.2%
Colorado Ctfs. of Prtn. Series 2018 A, 3.625% 12/15/36	200,000	198,217
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,779
Series 2019 A, 5% 1/1/30	105,000	118,260
Series 2019 A1:
4% 8/1/37	90,000	88,473
4% 8/1/44	10,000	9,341
5% 8/1/32	120,000	129,015
Series 2021 A, 4% 11/15/46	100,000	96,473
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,031
Colorado Springs Utils. Rev.:
Series 2018 A2, 5% 11/15/48	25,000	26,670
Series 2021 B, 4% 11/15/40	100,000	101,362
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	57,499
5% 11/15/28 (b)	30,000	31,768
5% 11/15/29 (b)	20,000	21,206
Series 2018 B, 3.5% 12/1/35	10,000	9,800
Series 2019 C, 5% 11/15/31	20,000	22,536
Series 2022 A, 5% 11/15/41 (b)	85,000	90,933
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	330,000	368,337
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,016
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	100,371
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,435
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	35,866
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	98,562
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	167,909
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	141,097
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	14,770
TOTAL COLORADO		1,990,726
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	61,085
Series 2015 B:
3.375% 6/15/29	25,000	25,085
4% 6/15/33	110,000	111,451
Series 2016 A, 5% 3/15/26	15,000	15,770
Series 2019 A, 5% 4/15/27	15,000	16,114
Series 2020 C:
4% 6/1/30	120,000	128,597
4% 6/1/31	25,000	26,820
Series A:
4% 1/15/25	60,000	60,889
5% 3/15/28	15,000	15,455
Series C, 4% 6/15/24	25,000	25,221
Series D:
4% 8/15/31	45,000	46,064
5% 4/15/26	25,000	26,329
Series E:
3.375% 10/15/36	20,000	19,207
5% 9/15/25	25,000	26,020
5% 10/15/25	20,000	20,851
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	44,788
5% 7/1/24	230,000	231,953
5% 7/1/25	100,000	101,566
Series R, 3.375% 7/1/37	10,000	8,855
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	70,714
Series 2017 D1, 3.2% 11/15/32	10,000	9,789
Series 2020 A1, 3.5% 11/15/45	170,000	166,067
Series 2022 A1, 3.5% 11/15/51	105,000	102,098
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	62,250
5% 8/1/33	95,000	98,304
Series 2015 B, 5% 8/1/27	55,000	57,086
Series 2016 A, 5% 9/1/31	25,000	26,459
Series 2018 A, 5% 1/1/27	20,000	21,386
Series A, 4% 9/1/35	55,000	55,811
Series B, 5% 10/1/33	15,000	16,484
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,321
TOTAL CONNECTICUT		1,725,889
Delaware - 0.7%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,724
Series 2020 A, 5% 1/1/30	115,000	131,647
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	56,941
5% 10/1/32	65,000	72,644
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	63,930
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	241,557
TOTAL DELAWARE		572,443
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	40,695
Series 2016 A, 5% 6/1/32	40,000	42,104
Series 2017 A, 5% 6/1/29	10,000	10,829
Series 2019 A, 5% 10/15/28	90,000	100,145
Series 2021 D:
4% 2/1/40	110,000	110,876
5% 2/1/31	95,000	109,004
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	49,202
Series 2020 B, 5% 10/1/31	90,000	105,295
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,561
5% 4/1/32	120,000	127,353
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	30,701
5% 10/1/28	25,000	25,569
Series 2016 A, 5% 10/1/31	50,000	52,439
Series 2019 A, 5% 10/1/44	30,000	32,280
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	87,188
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,505
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	46,145
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	50,652
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,246
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	23,142
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,991
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,225
5% 10/1/29 (b)	50,000	50,591
5% 10/1/44 (b)	75,000	75,256
Series 2018 A, 5% 10/1/27 (b)	40,000	42,323
Series 2019 A, 5% 10/1/39 (b)	60,000	63,023
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	43,093
Series 2017 B:
5% 7/1/26	50,000	52,866
5% 7/1/42	50,000	52,112
Series 2018, 5% 7/1/30	35,000	37,645
TOTAL DISTRICT OF COLUMBIA		1,529,056
Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	10,760
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	35,863
Series 2017, 5% 10/1/47 (b)	70,000	71,538
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	72,047
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,895
Series 2017:
3.25% 7/1/39	70,000	63,308
5% 7/1/42	165,000	172,778
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	54,123
Series 2018 A, 4% 6/1/37	55,000	56,119
Series 2019 D, 4% 6/1/30	65,000	69,445
Series A, 5% 6/1/27	100,000	103,870
Series C, 5% 6/1/25	15,000	15,558
Series D, 4% 6/1/32	50,000	51,229
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	46,200
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	24,831
3% 7/1/44	200,000	163,274
Series 2020 B, 2% 7/1/37	55,000	42,284
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	62,030
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	58,022
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	19,694
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	32,170
Series 2019 A, 5% 10/1/27 (b)	10,000	10,589
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,386
Series 2016, 3.75% 6/1/41	5,000	4,415
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	45,000	45,009
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,059
Series 2019 A:
5% 10/1/27	20,000	21,703
5% 10/1/32	10,000	11,292
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	99,658
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	28,095
Miami Beach Series 2019, 3.25% 5/1/49	25,000	20,265
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,088
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	130,105
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	85,769
Series 2020 A, 4% 10/1/39	70,000	70,057
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	8,781
Series 2016:
0% 10/1/31	35,000	25,654
0% 10/1/32	25,000	17,460
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,481
Series 2018 A, 4% 4/1/53	25,000	22,961
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,186
Series 2015 B, 5% 7/1/27	40,000	40,807
Series 2016 A, 5% 7/1/29	70,000	73,787
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,692
Series 2015 D, 3% 7/1/39	5,000	4,288
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	86,582
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	123,627
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	88,280
Series 2016 C, 5% 2/1/32	90,000	93,472
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	19,053
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	27,952
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,130
Series 2017 B, 3.125% 10/1/39	20,000	17,377
Series 2019 B, 3% 10/1/49	40,000	30,845
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	52,601
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	35,990
Series 2016, 5% 8/1/47 (Pre-Refunded to 8/1/23 @ 103)	70,000	72,149
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	51,902
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,269
Series 2017, 5% 10/1/27	25,000	26,911
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	75,000
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,314
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,474
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	48,236
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	62,425
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	93,725
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	13,668
Series 2021 A, 2.375% 5/1/45	130,000	86,946
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	118,811
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	41,592
TOTAL FLORIDA		3,394,956
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	47,243
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	41,406
5% 11/1/32	30,000	31,058
5% 11/1/40	20,000	20,479
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	51,784
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,567
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	112,273
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	135,000	105,761
Series 2019, 5% 6/15/44	30,000	32,351
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,057
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	19,094
Series 2020 A, 5% 2/15/31	40,000	44,124
Series 2020 A, 3% 2/15/47	65,000	49,094
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	54,892
Series 2017 A:
5% 2/1/25	75,000	77,311
5% 2/1/27	10,000	10,762
Series 2017 C:
5% 7/1/27	5,000	5,434
5% 7/1/30	25,000	27,115
Series 2018 A:
3% 7/1/33	25,000	24,669
5% 7/1/27	20,000	21,735
5% 7/1/29	50,000	55,502
Series 2020 A, 5% 8/1/31	50,000	57,904
Series 2021 A, 5% 7/1/33	100,000	117,326
Series 2022 A, 4% 7/1/42	100,000	101,378
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	13,492
Series 2020 A, 3.15% 12/1/44	15,000	12,313
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	17,739
Series 2017 A, 3.65% 12/1/32	15,000	15,117
Series 2017 B, 3.2% 12/1/32	20,000	19,419
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	107,261
Series 2021 A, 5% 1/1/56	80,000	81,598
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	48,296
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,746
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	25,418
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	58,503
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	35,455
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	28,422
Series 2019 A, 3.125% 7/1/46	5,000	4,091
Series 2021 E2, 5% 7/1/24	25,000	25,478
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,673
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,756
TOTAL GEORGIA		1,694,096
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	10,020
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,359
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	31,734
Series 2018 FT, 5% 1/1/28	100,000	109,478
Series FH, 5% 10/1/29	25,000	26,477
Series FW, 3.5% 1/1/38	5,000	4,874
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,324
Series 2018 A, 3.375% 7/1/42	5,000	4,448
TOTAL HAWAII		221,714
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,236
5% 3/1/28	10,000	10,640
Series 2015 ID, 5.5% 12/1/29	25,000	25,929
TOTAL IDAHO		62,805
Illinois - 5.2%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	70,000	46,501
Series 2000, 0% 1/1/29	55,000	44,298
Series 2002 B:
5% 1/1/26	10,000	10,167
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	20,000	20,539
Series 2007 E, 5.5% 1/1/35	20,000	20,363
Series 2014 A:
5.25% 1/1/30	95,000	95,922
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,728
Series 2015 A:
5% 1/1/26	5,000	5,084
5% 1/1/26 (Escrowed to Maturity)	10,000	10,456
5.5% 1/1/33	15,000	15,285
5.5% 1/1/39	120,000	121,983
Series 2017 A, 5.75% 1/1/33	50,000	53,375
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	60,194
Series 2014 B, 5% 1/1/27	45,000	45,299
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	91,273
Series 2015 B:
5% 1/1/29	95,000	97,131
5% 1/1/31	190,000	194,476
Series 2015 D, 4% 1/1/35	85,000	85,566
Series 2017 A, 5% 1/1/27	20,000	21,298
Series 2017 B, 5% 1/1/33	10,000	10,618
Series 2017 C, 5% 1/1/41	100,000	103,344
Series 2017 D, 5% 1/1/42 (b)	15,000	15,270
Series 2018 B:
5% 1/1/37	15,000	16,161
5% 1/1/38	100,000	107,039
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	126,791
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,504
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,671
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,078
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,768
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	61,668
Series 2016 C, 5% 2/15/34	60,000	63,327
Series 2016:
3.25% 11/15/45	20,000	15,660
4% 1/1/25	10,000	10,135
4% 12/1/31	25,000	25,136
4% 12/1/35	50,000	50,076
Series 2018 A:
5% 10/1/41	10,000	10,468
5% 10/1/48	30,000	31,196
Series 2019:
5% 7/1/27	15,000	16,265
5% 1/1/31	115,000	128,698
Illinois Gen. Oblig.:
Series 2012 A, 4.5% 1/1/37	65,000	65,069
Series 2013 A, 4% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,046
Series 2013, 5.25% 7/1/31	20,000	20,005
Series 2014, 5% 4/1/27	5,000	5,049
Series 2016, 5% 1/1/27	185,000	191,935
Series 2017 A, 4.5% 12/1/41	15,000	15,030
Series 2017 C, 5% 11/1/29	65,000	69,334
Series 2017 D:
3.25% 11/1/26	10,000	9,762
5% 11/1/28	60,000	63,867
Series 2018 A:
5% 10/1/24	85,000	86,403
5% 10/1/25	50,000	51,556
Series 2018 B:
5% 10/1/24	30,000	30,495
5% 10/1/30	100,000	108,002
Series 2019 A, 5% 11/1/25	50,000	51,622
Series 2019 B, 5% 9/1/25	15,000	15,447
Series 2020 D, 5% 10/1/25	5,000	5,156
Series 2022 A, 5.5% 3/1/47	200,000	216,966
Series 2022, 5.25% 3/1/38	85,000	92,947
Series November 2016, 4.125% 11/1/31	10,000	10,102
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	70,426
Illinois Sales Tax Rev.:
Series 2016 A:
3% 6/15/33	25,000	23,162
3% 6/15/34	75,000	68,428
Series 2016 D:
3% 6/15/31	15,000	14,181
3% 6/15/32	20,000	18,763
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,218
Series 2014 C, 5% 1/1/27	130,000	133,325
Series 2015 A, 5% 1/1/40	25,000	25,503
Series 2015 B, 5% 1/1/40	55,000	56,636
Series 2016 A, 5% 12/1/31	60,000	62,361
Series 2017 A, 5% 1/1/42	50,000	52,460
Series B:
5% 1/1/27	35,000	37,342
5% 1/1/30	5,000	5,622
Series C, 5% 1/1/30	30,000	33,735
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	52,529
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	17,380
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	27,605
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	122,049
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,146
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	33,104
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,305
Series 2002:
0% 12/15/23	20,000	19,649
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,386
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	9,681
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/28	25,000	26,551
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	346,772
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,819
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	29,145
TOTAL ILLINOIS		4,614,887
Indiana - 1.0%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,496
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	50,732
Indiana Fin. Auth. Rev.:
Series 2019 E, 5% 2/1/36	25,000	27,637
Series 2022 B, 5% 2/1/32	400,000	468,904
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	51,004
Series 2021 I, 5% 10/1/27	55,000	59,684
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,934
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,651
5% 2/1/54	25,000	26,135
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,246
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	42,887
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	89,607
TOTAL INDIANA		864,917
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,000
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,847
Series 2017, 5% 8/1/37	50,000	53,547
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	96,036
TOTAL IOWA		191,430
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	17,887
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	49,692
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	87,034
Series 2019 A, 4% 9/1/48	25,000	23,424
TOTAL KANSAS		178,037
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (b)	280,000	229,130
Kentucky Asset/Liability Commission Agcy. Fund Rev.:
Series 2013 A, 5.25% 9/1/25	75,000	75,223
Series 2014 D, 5% 9/1/24	155,000	157,915
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	38,328
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	102,316
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	72,162
5% 9/1/23	20,000	20,043
5% 9/1/42	25,000	25,055
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,836
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	46,781
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	21,707
TOTAL KENTUCKY		820,496
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	260,608
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	59,605
Series 2017 A, 5% 4/1/25	25,000	25,845
Series 2021 A, 5% 3/1/41	115,000	127,272
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	21,092
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,431
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,271
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	20,877
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	24,275
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	22,099
TOTAL LOUISIANA		631,375
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	69,061
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	168,761
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	17,258
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	86,028
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	29,865
Series 2019 1, 5% 3/15/31	55,000	61,809
Series 2019 A1, 5% 8/1/31	100,000	111,066
Series 2019, 5% 3/15/30	30,000	33,701
Series 2020 A, 5% 8/1/29	150,000	169,823
Series A, 5% 3/15/30	30,000	33,076
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	40,873
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	46,230
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	143,075
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	185,000	140,307
4% 7/1/40	85,000	85,769
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	87,080
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	150,461
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	48,495
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	140,160
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	68,814
Series 2016, 3% 6/1/46	150,000	123,098
Series 2017, 4% 6/15/47	125,000	123,403
TOTAL MARYLAND		1,909,152
Massachusetts - 2.2%
Cambridge Gen. Oblig. Series 2021, 5% 2/15/29	115,000	129,681
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,222
Series A, 5.25% 7/1/28	30,000	33,666
Series B, 5% 7/1/33	85,000	88,049
Series C, 5.5% 7/1/23	5,000	5,000
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	100,174
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	151,824
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,859
Series BB1, 4% 10/1/46	30,000	29,637
Series F, 5% 8/15/24	5,000	5,072
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	58,384
Series A, 5% 6/15/25	25,000	25,421
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,171
Series 2016 B, 4% 7/1/33	25,000	25,655
Series 2016 G, 3% 9/1/46	40,000	31,902
Series 2017 E, 5% 11/1/24	30,000	30,770
Series 2017 F, 5% 11/1/44	5,000	5,266
Series 2019 A:
5% 1/1/38	60,000	65,126
5% 1/1/49	70,000	74,103
Series 2019 C:
5% 5/1/31	85,000	98,877
5% 5/1/41	35,000	37,734
Series 2020 D, 5% 7/1/41	55,000	60,061
Series 2020 E, 5% 11/1/25	75,000	78,468
Series 2021 B, 3% 4/1/47	150,000	118,376
Series 2022 C, 5% 10/1/47	100,000	109,728
Series A, 5% 7/1/31	30,000	31,798
Series B, 5% 7/1/26	25,000	26,521
Series C, 5% 5/1/30	40,000	45,752
Series D, 5% 7/1/26	30,000	31,826
Series E, 5% 11/1/45	55,000	59,651
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	85,000	75,807
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	14,201
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	77,399
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,769
Series 2018 B, 4% 2/15/40	85,000	84,998
Series A, 5% 8/15/50	10,000	10,777
Series C, 5% 11/15/34	20,000	21,315
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	74,955
TOTAL MASSACHUSETTS		1,978,995
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,541
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	37,312
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	50,289
5.25% 10/15/47	10,000	10,047
Series I:
5% 4/15/26	10,000	10,417
5% 10/15/28	20,000	21,269
5% 10/15/30	35,000	37,129
Series I, 5% 4/15/38	50,000	51,597
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	60,694
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,077
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	35,480
Series 2016, 3.25% 11/15/42	25,000	19,993
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	74,109
5% 12/1/27	25,000	26,986
Series 2010 F, 4% 11/15/47	20,000	18,914
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	29,297
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,630
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	60,631
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	51,307
5% 6/30/28 (b)	45,000	46,849
5% 12/31/31 (b)	15,000	15,732
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,236
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	108,993
TOTAL MICHIGAN		828,529
Minnesota - 1.8%
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/31	480,000	541,245
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,154
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,778
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	62,491
Series 2017 A, 5% 10/1/28	30,000	32,851
Series 2018 B, 3.25% 8/1/36	55,000	53,130
Series 2019 A, 5% 8/1/28	70,000	77,843
Series 2022 B, 5% 8/1/32	90,000	107,109
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	30,000	29,597
Series 2021 B, 4% 8/1/43	75,000	72,975
Series 2021 D, 2.45% 1/1/52	100,000	73,479
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	279,810
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	65,238
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	28,299
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	12,906
Series 2019, 5% 5/1/48	20,000	20,499
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	79,116
TOTAL MINNESOTA		1,593,520
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	47,122
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	80,304
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	58,890
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,395
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	109,036
TOTAL MISSISSIPPI		300,747
Missouri - 0.8%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	82,653
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,000
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	116,814
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	83,229
Series 2014 A:
4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	40,148
5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	55,689
Series 2014 F, 4.25% 11/15/48	15,000	15,000
Series 2016, 5% 11/15/28	30,000	31,398
Series 2017 C:
3.625% 11/15/47	25,000	21,810
4% 11/15/49	55,000	52,024
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,267
(Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	152,782
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,568
TOTAL MISSOURI		747,382
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	71,202
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,822
TOTAL MONTANA		92,024
Nebraska - 0.6%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	33,386
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	80,739
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	55,113
Omaha San. Swr. Sys. Rev. Series 2014, 5% 11/15/34	315,000	321,675
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,001
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	37,240
TOTAL NEBRASKA		533,154
Nevada - 0.7%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,034
Series 2018 A, 5% 6/1/43	100,000	105,917
Series 2019 A:
5% 12/1/24	5,000	5,129
5% 12/1/28	15,000	16,687
Series 2019, 5% 6/1/25	25,000	25,883
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	53,943
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	260,000	217,133
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	25,569
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	101,866
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	43,889
TOTAL NEVADA		609,050
New Jersey - 3.9%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	60,136
5% 11/1/31	20,000	21,952
Series UU:
5% 6/15/40	30,000	30,434
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,072
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	20,908
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	15,231
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,165
Series 2005 N1, 5.5% 9/1/23	15,000	15,046
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,121
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	66,123
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,145
Series 2015 XX, 4% 6/15/24	50,000	50,280
Series 2018 EEE, 5% 6/15/48	95,000	98,162
Series 2019 LLL, 5% 6/15/30	80,000	88,387
Series B, 5% 11/1/26	5,000	5,262
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	95,500
Series WW, 5.25% 6/15/28	45,000	46,506
Series XX, 4.375% 6/15/27	15,000	15,189
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (c)	75,000	64,770
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,165
5% 9/1/26	100,000	101,703
Series 2014, 5% 6/15/24	70,000	71,037
Series 2015 D, 5% 7/1/25	65,000	67,593
Series A, 4% 7/1/47	40,000	35,658
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,006
Series 2014, 4% 6/1/34	15,000	15,212
Series 2016, 5% 6/1/24	25,000	25,414
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	94,578
5% 10/1/27	10,000	10,553
Series 2016, 3% 7/1/32	25,000	22,242
Series 2017 A, 4% 7/1/52	25,000	23,424
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	37,541
Series 2019 B, 3.25% 12/1/39 (b)	55,000	52,155
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	67,589
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	50,843
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	32,183
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	67,308
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,086
Series 2014 A:
5% 1/1/28	90,000	91,378
5% 1/1/29	5,000	5,078
Series 2015 E:
5% 1/1/32	130,000	133,432
5% 1/1/45	160,000	162,958
Series 2016 A, 5% 1/1/33	30,000	31,335
Series 2017 A, 5% 1/1/33	70,000	74,348
Series 2017 B, 4% 1/1/35	5,000	5,134
Series 2017 E, 5% 1/1/29	10,000	10,899
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,309
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,982
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,069
Series 2008 A:
0% 12/15/37	5,000	2,702
0% 12/15/38	65,000	33,409
Series 2009 A, 0% 12/15/33	90,000	60,449
Series 2010 A:
0% 12/15/25	10,000	9,148
0% 12/15/27	30,000	25,674
0% 12/15/32	35,000	24,490
0% 12/15/33	60,000	40,299
Series 2013 AA, 5% 6/15/27	190,000	190,000
Series 2015 AA:
5.25% 6/15/29	45,000	46,506
5.25% 6/15/32	5,000	5,163
Series 2016 A, 5% 6/15/30	25,000	26,142
Series 2018 A:
5% 12/15/24	20,000	20,431
5% 6/15/31	75,000	78,308
Series 2019 AA, 4.5% 6/15/49	5,000	5,022
Series 2019 B, 4% 6/15/37	160,000	160,315
Series 2021 A:
5% 6/15/28	85,000	92,048
5% 6/15/30	50,000	55,771
Series A:
0% 12/15/26	70,000	61,922
0% 12/15/31	70,000	50,939
4% 12/15/31	80,000	82,487
4.25% 12/15/38	95,000	95,889
Series A1, 4.1% 6/15/31	55,000	55,929
Series AA, 5.25% 6/15/27	30,000	31,059
Series BB1, 5% 6/15/34	85,000	91,788
Series C, 5.25% 6/15/32	35,000	35,965
TOTAL NEW JERSEY		3,486,456
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	213,484
Series 2019 A, 3% 8/1/48	10,000	7,688
New Mexico Mtg. Fin. Auth.:
Series 2021 C, 3% 1/1/52	100,000	96,032
Series 2021 D, 3% 7/1/52	145,000	139,093
New Mexico Severance Tax Rev. Series 2018A, 5% 7/1/24	60,000	61,081
TOTAL NEW MEXICO		517,378
New York - 13.7%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	86,201
Series 2019 B:
5% 11/1/34	190,000	215,526
5% 11/1/39	60,000	66,112
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,433
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	51,442
5% 7/1/26	65,000	69,071
5% 7/1/37	5,000	5,164
Series 2017 1, 5% 7/1/25	70,000	72,682
Series 2017 A, 5% 10/1/29	35,000	37,841
Series 2018 B, 5% 10/1/38	45,000	48,582
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	73,880
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	85,628
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	111,676
Series 2016 B, 5% 9/1/46	10,000	10,341
Series 2017, 5% 9/1/47	20,000	21,044
Series 2018, 5% 9/1/35	30,000	32,934
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	72,668
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	127,725
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	44,992
Series 2013 F1, 3.5% 3/1/38	120,000	115,718
Series 2013 H, 5% 8/1/24 (Pre-Refunded to 8/31/23 @ 100)	35,000	35,087
Series 2018 1, 5% 8/1/28	30,000	32,528
Series 2018 F1, 3.5% 4/1/46	135,000	121,137
Series 2019 B1, 5% 10/1/34	95,000	105,819
Series 2019 D, 5% 12/1/34	25,000	27,496
Series 2019 E, 5% 8/1/34	70,000	77,270
Series 2020 A1, 5% 8/1/35	150,000	165,835
Series 2020 D, 3% 3/1/45	50,000	40,434
Series 2021 A1, 4% 8/1/50	140,000	136,189
Series A, 5% 8/1/37	140,000	146,270
Series B1, 5% 10/1/32	55,000	61,568
Series C, 3% 8/1/29	50,000	50,091
Series E, 5% 8/1/26	25,000	26,532
Series J, 5% 8/1/24	35,000	35,688
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	58,920
Series 2016 I1A, 3.95% 11/1/36	10,000	10,017
Series 2017 C1, 3.65% 11/1/47	100,000	85,599
Series 2020 A, 2.55% 8/1/40	110,000	84,107
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	98,022
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	23,743
Series 2019 E1, 3.25% 11/1/49	35,000	27,619
Series 2021 G, 2.15% 11/1/36	95,000	73,055
Series 2021 K1, 2.45% 11/1/41	130,000	95,721
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	125,387
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	9,879
0% 3/1/44	90,000	33,944
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,357
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	8,462
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	311,439
Series 2015 HH, 5% 6/15/29	5,000	5,177
Series 2016 CC1, 4% 6/15/38	25,000	25,195
Series 2017 DD, 5.25% 6/15/47	60,000	63,036
Series 2018 AA, 5% 6/15/37	25,000	26,560
Series 2018 FF, 5% 6/15/40	210,000	224,604
Series 2020 BB, 3% 6/15/49	105,000	81,340
Series 2020 GG2, 5% 6/15/29	135,000	147,008
Series 2022 EE, 4% 6/15/45	120,000	118,929
Series BB, 5% 6/15/49	90,000	96,085
Series CC:
4% 6/15/42	15,000	14,985
5% 6/15/30	25,000	28,495
Series DD:
5% 6/15/25	60,000	60,518
5% 6/15/36	55,000	55,815
Series EE, 5% 6/15/34	45,000	46,849
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	102,782
5% 7/15/43	75,000	76,412
Series 2015 S2, 5% 7/15/40	80,000	82,273
Series 2018 S3, 3.625% 7/15/47	60,000	55,978
Series 2018 S4, 5% 7/15/31	10,000	11,034
Series 2020 S1, 3% 7/15/49	50,000	39,368
Series S1, 5% 7/15/27	55,000	56,539
Series S4, 5.25% 7/15/35	35,000	38,745
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	55,768
Series 2016 A, 5% 5/1/40	105,000	108,694
Series 2016 E, 5% 2/1/37	130,000	134,562
Series 2016 E1, 5% 2/1/35	120,000	124,900
Series 2016 F3, 3.25% 2/1/42	50,000	43,664
Series 2017 B, 4% 8/1/37	50,000	50,561
Series 2018 A2, 5% 8/1/39	55,000	58,263
Series 2018 B1, 3.375% 8/1/45	65,000	56,516
Series 2018 C3, 4% 5/1/44	10,000	9,878
Series 2019 A, 5% 8/1/40	75,000	80,231
Series 2019 B1, 4% 11/1/43	50,000	49,447
Series 2019 C, 4% 11/1/37	70,000	71,352
Series 2021 A:
3% 11/1/37	115,000	102,811
5% 11/1/31	80,000	91,989
Series 2022 A1, 5% 11/1/25	150,000	156,729
Series 2022 F, 5% 2/1/26	50,000	52,496
Series 2023 F1, 5.25% 2/1/47	160,000	179,641
Series A, 4% 11/1/35	20,000	20,914
Series B, 4% 8/1/39	5,000	5,033
Series B1, 5% 11/1/37	100,000	103,010
Series C, 3.25% 11/1/43	30,000	26,049
Series C1, 4% 5/1/44	120,000	118,542
Series E, 5% 2/1/40	115,000	120,595
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	51,216
4% 4/1/28	40,000	41,373
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	41,279
0% 11/15/38	105,000	51,543
0% 11/15/44	25,000	8,567
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	40,000	42,021
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	23,650
5% 7/1/30	30,000	34,047
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	30,000	30,692
Series 2015 A:
3% 7/1/29	50,000	50,305
3.75% 7/1/46	55,000	46,498
5% 5/1/33	35,000	35,934
Series 2019 A, 4% 7/1/45	30,000	29,095
Series 2019 C, 4% 7/1/49	30,000	28,888
Series 2020 A, 4% 7/1/50	95,000	93,396
Series 2020 A2, 5% 7/1/31	25,000	28,757
Series 2020, 3% 2/1/50	100,000	74,057
Series 2021 A, 5% 7/1/26	100,000	104,711
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	74,354
Series 2017 A:
5% 3/15/43	75,000	78,756
5% 3/15/44	15,000	15,727
Series 2018, 5% 3/15/48	25,000	26,537
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	39,909
Series 2018 A, 5% 6/15/30	30,000	33,413
Series 2019 B, 5% 6/15/31	25,000	28,429
Series 2016 A, 4% 6/15/46	40,000	40,011
Series 2017 A, 5% 6/15/25	70,000	72,686
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	40,920
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	60,000	42,942
Series 2016 A, 5% 11/15/26	35,000	37,428
Series 2017 A, 5% 11/15/47	165,000	172,161
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	45,000	44,492
Series 2014 D1, 5% 11/15/33	170,000	171,806
Series 2015 B, 4% 11/15/45	50,000	47,199
Series 2015 C, 5% 11/15/27	100,000	103,076
Series 2015 D1, 5% 11/15/31	130,000	133,567
Series 2015 F, 3.25% 11/15/31	160,000	152,167
Series 2016 A, 5% 11/15/31	235,000	241,804
Series 2016 B, 5% 11/15/29	115,000	119,511
Series 2016 C, 4% 11/15/26	65,000	65,723
Series 2016 D, 5% 11/15/27	30,000	31,235
Series 2017 B:
5% 11/15/23	55,000	55,235
5% 11/15/26	95,000	99,094
Series 2017 C1:
5% 11/15/25	15,000	15,453
5% 11/15/28	35,000	37,395
Series 2017 D:
4% 11/15/42	15,000	14,393
5% 11/15/27	50,000	52,861
Series 2018 B:
5% 11/15/25	15,000	15,453
5% 11/15/26	80,000	83,447
5% 11/15/28	50,000	53,503
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,592
Series 2017 B, 5% 2/15/39	110,000	116,452
Series 2019 A:
5% 3/15/40	15,000	16,170
5% 3/15/42	100,000	107,319
Series 2022 A, 4% 3/15/39	280,000	281,907
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	32,239
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	9,145
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	46,903
Series 2019 R, 3.15% 11/1/54	5,000	3,644
Series 2020 E, 2.2% 11/1/40	250,000	175,361
Series L, 3.45% 11/1/42	15,000	12,933
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	64,067
Series 220, 2.85% 10/1/44	15,000	11,136
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,573
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	42,092
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,696
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	123,541
Series K:
5% 1/1/28	40,000	41,008
5% 1/1/29	50,000	51,245
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,573
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	18,252
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	110,432
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	87,159
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,011
Series 2019 A:
5% 3/15/42	10,000	10,673
5% 3/15/44	25,000	26,611
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	82,368
5% 12/1/40	65,000	71,146
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	10,123
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,270
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	83,823
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	70,878
5% 11/1/31	75,000	88,342
Series 2008 B3, 5% 11/15/37	60,000	62,050
Series 2013 A:
0% 11/15/30	85,000	65,438
0% 11/15/32	90,000	63,472
Series 2016 A:
5% 11/15/41	25,000	25,656
5% 11/15/46	50,000	51,013
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,054
Series 2017, 5% 12/15/41	50,000	53,820
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	74,395
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	25,160
TOTAL NEW YORK		12,205,705
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	62,173
5% 5/1/30	80,000	82,782
Series 194, 5% 10/15/30	15,000	15,665
Series 198, 5% 11/15/46	50,000	51,235
Series 2015 189, 5% 5/1/31	50,000	51,721
Series 2015 194, 5% 10/15/34	55,000	57,241
Series 2017 205:
5% 11/15/26	110,000	117,698
5.25% 11/15/57	175,000	184,382
Series 2018 209, 5% 7/15/36	115,000	125,422
Series 2019 213, 5% 9/1/30	70,000	79,090
Series 2019 217, 5% 11/1/32	50,000	56,533
Series 202, 5% 10/15/30 (b)	30,000	31,475
Series 207, 5% 9/15/26 (b)	5,000	5,212
Series 209, 5% 7/15/31	30,000	33,264
Series 211, 4% 9/1/43	55,000	54,845
TOTAL NEW YORK AND NEW JERSEY		1,008,738
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	57,248
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	24,456
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	64,378
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,437
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	42,481
Series 2018 A, 5% 6/1/29	75,000	83,104
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	72,019
Series 2019:
5% 3/1/31	5,000	5,557
5% 3/1/32	30,000	33,324
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,049
Series 2020 B:
5% 5/1/28	50,000	55,203
5% 5/1/29	35,000	39,366
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,880
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	106,260
5% 1/1/30	55,000	59,418
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	72,735
Wake County Series 2021, 5% 3/1/31	85,000	98,542
TOTAL NORTH CAROLINA		865,457
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	60,000	55,642
5% 12/1/27	85,000	87,367
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	36,408
Series C, 3.35% 7/1/42	20,000	18,064
TOTAL NORTH DAKOTA		197,481
Ohio - 3.0%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,588
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	26,798
Series 2020 A, 5% 12/1/35	60,000	65,852
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	91,529
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	22,937
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,552
Series 2018 A, 5% 4/1/30	30,000	33,426
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,935
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,710
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	87,118
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	58,468
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	59,700
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	170,114
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	84,306
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	93,629
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	25,070
5% 9/15/26	35,000	37,276
Series 2015 C, 5% 11/1/28	25,000	25,860
Series 2017 C, 5% 8/1/26	20,000	21,244
Series 2017 C1, 5% 9/1/28	60,000	66,717
Series 2018 A, 5% 2/1/29	15,000	15,741
Series 2021 A, 4% 3/1/38	55,000	56,513
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	157,339
5% 1/1/33	40,000	43,569
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	30,538
Series 2021 A, 3% 1/15/46	50,000	37,693
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2022 A, 3.25% 9/1/52	115,000	111,325
Series 2019 A:
3.5% 9/1/34	5,000	4,850
4% 3/1/49	10,000	9,792
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	43,418
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,222
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	12,272
Series 2013 A2, 0% 2/15/37	80,000	45,695
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 A, 5% 12/1/24	235,000	241,389
Series 2015 B, 5% 12/1/26 (Pre-Refunded to 12/1/25 @ 100)	215,000	224,685
Series 2019 B, 5% 12/1/39	275,000	302,015
Series 2020 A, 5% 12/1/38	65,000	72,084
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	12,951
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	152,334
TOTAL OHIO		2,657,254
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,624
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	202,671
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,204
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	29,828
5% 1/1/47	30,000	31,172
Series 2017 D, 5% 1/1/26	5,000	5,239
Series 2017 E, 4% 1/1/31	100,000	102,495
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,135
TOTAL OKLAHOMA		427,368
Oregon - 0.8%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	97,667
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	35,899
0% 6/15/39	10,000	4,960
Series B, 0% 6/15/34	20,000	13,188
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,053
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,526
Series 2022 A, 5% 6/1/52	110,000	113,618
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	36,295
Series 2019 A, 5% 7/1/25	215,000	222,732
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	46,289
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	76,280
TOTAL OREGON		691,507
Pennsylvania - 3.6%
Allegheny County Series C77, 5% 11/1/43	25,000	26,780
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	28,940
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	68,949
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	92,143
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	108,092
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	14,746
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	11,112
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	97,878
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,275
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	89,215
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	102,536
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,206
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	52,318
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	91,327
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	18,774
5% 12/31/28 (b)	70,000	71,909
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	5,000	5,010
Series 2015:
4% 8/15/34	25,000	25,367
5% 3/15/24	70,000	70,891
5% 8/15/32	60,000	62,356
Series 2016 2, 3% 9/15/36	15,000	13,725
Series 2016:
5% 9/15/23	35,000	35,120
5% 9/15/25	100,000	104,122
5% 9/15/27	10,000	10,628
Series 2021, 5% 5/15/31	60,000	69,518
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	137,056
5% 9/1/45	135,000	136,505
5.25% 9/1/50	50,000	50,466
Series 2016 C:
3% 8/15/41	35,000	28,873
5% 8/15/25	55,000	56,999
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 129, 3.15% 10/1/39	135,000	115,754
Series 2021 134A, 1.85% 4/1/36	100,000	75,783
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,719
Series 2017 125B, 3.65% 10/1/42	20,000	17,952
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	52,802
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	35,019
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	17,871
Series 2014 A, 0% 12/1/39 (d)	35,000	35,237
Series 2014 C, 5% 12/1/44	50,000	50,848
Series 2016, 5% 6/1/36	50,000	51,820
Series 2017 2, 5% 12/1/30	10,000	10,783
Series 2017 A2, 5% 12/1/28	115,000	124,589
Series 2017, 5% 12/1/40	10,000	10,434
Series 2019 A:
4% 12/1/49	100,000	96,712
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	97,500
5% 12/1/34	30,000	33,295
5% 12/1/35	35,000	38,087
Series 2019, 5% 12/1/32	10,000	10,977
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	60,013
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,356
Series 2017 A, 4% 9/1/42	25,000	23,413
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	154,686
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	15,540
Series 2017 A, 5% 8/1/23	20,000	20,021
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,628
Series 2019 A, 5% 9/1/44	25,000	26,425
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,435
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	100,586
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	94,275
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	41,747
TOTAL PENNSYLVANIA		3,196,143
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	69,406
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	88,325
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	51,429
2% 8/1/39	50,000	36,122
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,166
TOTAL RHODE ISLAND		196,042
South Carolina - 0.6%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	17,658
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	22,011
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	19,283
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	140,359
Series 2014 A, 5.5% 12/1/54	25,000	25,159
Series 2014 C:
5% 12/1/29	25,000	25,438
5% 12/1/36	25,000	25,293
Series 2015, 5% 12/1/23 (Escrowed to Maturity)	60,000	60,420
Series 2016 A:
3.25% 12/1/35	10,000	9,186
5% 12/1/30	80,000	83,073
Series A, 3% 12/1/41	20,000	15,807
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	47,679
TOTAL SOUTH CAROLINA		491,366
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	15,855
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	35,000
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,029
Series 2016 A, 4% 1/1/42	15,000	14,565
Series 2019, 4% 11/15/43	5,000	4,713
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	49,414
5% 5/1/30	80,000	91,397
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	32,926
5% 7/1/54	140,000	148,025
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	70,436
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,430
Series 2006 B, 5.625% 9/1/26	50,000	51,383
Series 2006 C:
5% 2/1/24	15,000	15,055
5% 2/1/27	15,000	15,119
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	52,747
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	35,000	34,597
Series 2020 1A, 2.4% 1/1/44	10,000	8,269
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	53,028
TOTAL TENNESSEE		742,988
Texas - 8.6%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,410
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	14,043
Series 2020, 4% 2/15/48	100,000	98,378
Arlington Higher Ed. Fin. Corp.:
Series 2018, 4% 8/15/48	80,000	76,014
Series 2021 A, 3% 2/15/46	270,000	205,168
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	102,155
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,099
Series 2019, 4% 8/1/35	25,000	25,846
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	13,700
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,138
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	38,601
City of Denton Series 2017, 4% 2/15/47	15,000	14,435
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	44,528
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	40,181
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	57,225
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,225
Series 2020 A, 3% 2/15/35	180,000	172,312
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	81,923
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (b)	10,000	10,035
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	17,901
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	100,275
Series 2020 C, 4% 10/1/49	75,000	74,196
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	147,595
Denton Independent School District:
Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	61,168
Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	103,790
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,644
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	85,687
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,580
Series 2019, 4% 8/15/39	35,000	35,268
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	38,323
0% 10/1/48 (d)	70,000	74,526
Series 2018 A, 5% 10/1/37	40,000	42,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	48,341
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	54,720
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	200,717
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	36,962
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	48,898
Harris County Toll Road Rev. Series 2021, 5% 8/15/24	95,000	96,967
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,733
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	11,468
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	9,505
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	21,309
Series 2021 A, 4% 7/1/41 (b)	110,000	105,573
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,846
0% 9/1/33 (AMBAC Insured)	120,000	80,393
Houston Gen. Oblig. Series 2021 A, 3% 3/1/40	100,000	84,973
Houston Independent School District:
Series 2016 A, 5% 2/15/31	55,000	57,723
Series 2017, 5% 2/15/27	30,000	32,208
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	86,756
Series 2017 B:
5% 11/15/24	175,000	179,060
5% 11/15/29	90,000	97,856
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	43,647
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	65,792
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,151
Series 2022, 4% 2/15/41	125,000	126,580
Keller Independent School District Series 2020, 4% 2/15/44	100,000	100,634
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	73,503
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	31,290
Series 2016 A:
0% 8/16/44	130,000	50,730
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,382
Lone Star College Sys. Gen. Oblig. Series 2021 A, 4% 2/15/46	250,000	243,128
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	269,988
Series 2020 A, 5% 5/15/50	55,000	57,952
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,171
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	50,999
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	98,130
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	29,345
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,415
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,801
0% 1/1/35 (Assured Guaranty Corp. Insured)	190,000	122,924
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	54,247
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	15,295
Series 2015 A, 5% 1/1/27	100,000	102,382
Series 2017 B, 4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	105,000	106,427
Series 2018:
4.25% 1/1/49	5,000	4,949
5% 1/1/48	70,000	72,335
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	194,449
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	116,499
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	31,348
5% 2/1/32	45,000	46,970
Series 2019, 4% 2/1/28	90,000	93,535
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	22,075
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	21,361
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	53,135
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	53,612
Series 2021 A, 3% 5/15/37	115,000	104,218
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	25,905
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,064
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	50,672
Series 2015 A, 5% 10/1/24	45,000	46,052
Series 2016 A, 5% 4/1/30	50,000	52,708
Series 2017 B, 5% 10/1/33	35,000	37,726
Series 2018 A, 5% 10/1/26	65,000	69,025
Series 2018 B, 5% 8/1/24	30,000	30,606
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	64,997
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	58,350
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	104,485
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,134
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	65,645
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	63,168
Series 2018 A, 4% 10/15/37	10,000	10,171
Series 2018 B, 4% 10/15/34	5,000	5,180
Series 2019 A, 4% 10/15/49	160,000	158,337
Series 2020:
3% 10/15/34	10,000	9,905
5% 8/1/33	55,000	62,981
Series 2022, 5% 10/15/34	125,000	147,215
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	132,347
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	50,549
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	65,011
Series 2016 J, 5% 8/15/26	20,000	21,256
Series 2017 B, 3.375% 8/15/44	15,000	13,176
Series 2019 A, 5% 8/15/31	15,000	16,865
Series 2021 A, 5% 8/15/31	165,000	192,944
Waco Independent School District Series 2022, 3% 8/15/40	235,000	203,666
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,682
TOTAL TEXAS		7,592,498
Utah - 0.9%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	87,854
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	99,209
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,609
Series 2020 A:
4% 8/1/39	65,000	65,612
5% 8/1/37	60,000	66,544
Series 2021 A1, 4% 8/1/41	80,000	80,370
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	123,391
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	166,587
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,364
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,728
Series 2016, 4% 12/15/29	25,000	25,592
TOTAL UTAH		767,860
Virginia - 2.1%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,034
Series 2017, 5% 3/15/27	15,000	16,166
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	42,486
Series 2016 A, 3% 4/1/36	155,000	142,616
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	303,608
Fairfax County Indl. Dev. Auth.:
Series 2018 A, 5% 5/15/24	50,000	50,738
Series 2022, 5% 5/15/25	55,000	56,804
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	31,707
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	32,316
Series 2021, 3% 1/1/51	50,000	35,287
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	39,048
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	33,208
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	54,904
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	125,000	128,775
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,310
Series 2017 E, 5% 2/1/24	45,000	45,482
Series 2019 C, 5% 2/1/30	45,000	50,412
Series 2017 A, 5% 2/1/24	60,000	60,643
Series 2019 C, 5% 2/1/25	65,000	66,963
Series 2022 A, 5% 2/1/26	100,000	105,042
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	50,871
Series 2017, 3% 5/15/36	125,000	117,810
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,997
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	36,170
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	98,953
Series 2016 A, 3% 8/1/35	15,000	14,124
Series 2019 A, 5% 8/1/29	60,000	67,678
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	38,757
Series 2014, 4% 10/1/38	5,000	4,844
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	93,369
TOTAL VIRGINIA		1,844,122
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,915
5% 11/1/35	65,000	68,535
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	17,896
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	77,712
Series 2016 A, 5% 7/1/28	55,000	58,234
Series 2017 A, 5% 7/1/28	95,000	102,567
Series 2018 C, 5% 7/1/33	65,000	71,534
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	46,910
Series 2021 A, 4% 1/1/26	50,000	51,213
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	32,184
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	115,596
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	104,022
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	224,784
Port of Seattle Rev.:
Series 2018 B:
5% 5/1/24 (b)	75,000	75,761
5% 5/1/25 (b)	65,000	66,528
Series 2019, 5% 4/1/34 (b)	150,000	160,301
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	107,478
Series 2020 A, 5% 7/1/27	90,000	97,416
Series 2021 A, 4% 7/1/43	100,000	100,196
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	49,340
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	51,824
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	114,880
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,012
Series 2014 B:
5% 8/1/29	25,000	25,030
5% 8/1/31	55,000	55,065
Series 2014 E, 5% 2/1/32	90,000	90,897
Series 2015 B, 5% 2/1/28	40,000	41,171
Series 2015 G, 5% 7/1/26	100,000	102,754
Series 2015 H:
5% 7/1/26	25,000	25,689
5% 7/1/29	15,000	15,413
Series 2016 B, 5% 7/1/32	50,000	52,417
Series 2016 C, 5% 2/1/35	30,000	31,437
Series 2018 D, 5% 8/1/28	30,000	32,504
Series 2020 A, 5% 1/1/26	20,000	20,976
Series 2020 E, 5% 6/1/45	55,000	59,232
Series 2021 A:
5% 8/1/29	75,000	84,777
5% 2/1/31	100,000	116,071
5% 8/1/43	175,000	191,083
Series 2021 C, 5% 2/1/28	170,000	186,289
Series R 2015 C, 5% 7/1/27	25,000	25,714
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	112,598
5% 10/1/38	5,000	5,005
Series 2014 C, 4% 10/1/44	55,000	49,492
Series 2015 B, 5% 8/15/24	20,000	20,346
Series 2017 B, 3.5% 8/15/38	70,000	61,660
Series 2020, 4% 9/1/50	115,000	105,122
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	30,206
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	73,386
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,647
TOTAL WASHINGTON		3,502,819
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	18,824
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	139,684
TOTAL WEST VIRGINIA		158,508
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	46,951
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,330
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	41,716
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	3,975
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	67,185
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	42,787
Series 2015 1, 5% 5/1/25	70,000	72,434
Series 2016 2, 5% 11/1/29	65,000	68,609
Series 2017 2, 5% 11/1/25	65,000	68,005
Series 3, 5% 11/1/31	25,000	26,982
Series A, 4% 5/1/27	20,000	20,562
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,168
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	50,218
3.5% 2/15/46	20,000	15,514
Series 2017 A, 5% 4/1/28	5,000	5,307
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	9,392	8,761
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,895
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,707
TOTAL WISCONSIN		601,106
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	26,441
TOTAL MUNICIPAL BONDS (Cost $91,472,164)		87,509,726

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (e)(f) (Cost $554,990)	554,889	554,974

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $92,027,154)	88,064,700
NET OTHER ASSETS (LIABILITIES) - 0.8%	747,322
NET ASSETS - 100.0%	88,812,022

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	2,705,986	18,635,999	20,787,000	14,411	-	(11)	554,974	0.0%
Total	2,705,986	18,635,999	20,787,000	14,411	-	(11)	554,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	87,509,726	-	87,509,726	-

Money Market Funds	554,974	554,974	-	-
Total Investments in Securities:	88,064,700	554,974	87,509,726	-
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $91,472,164)	$87,509,726
Fidelity Central Funds (cost $554,990)	554,974

Total Investment in Securities (cost $92,027,154)		$88,064,700
Cash		223,526
Receivable for fund shares sold		61,431
Interest receivable		1,031,122
Distributions receivable from Fidelity Central Funds		1,878
Receivable from investment adviser for expense reductions		23,026
Other receivables		32
Total assets		89,405,715
Liabilities
Payable for investments purchased	$319,334
Payable for fund shares redeemed	28,936
Distributions payable	187,932
Accrued management fee	3,681
Audit fee payable	53,036
Other payables and accrued expenses	774
Total Liabilities		593,693
Net Assets		$88,812,022
Net Assets consist of:
Paid in capital		$95,017,472
Total accumulated earnings (loss)		(6,205,450)
Net Assets		$88,812,022
Net Asset Value , offering price and redemption price per share ($88,812,022 ÷ 4,839,560 shares)		$18.35

Statement of Operations
		Year ended June 30, 2023
Investment Income
Interest		$2,321,887
Income from Fidelity Central Funds		14,399
Total Income		2,336,286
Expenses
Management fee	$44,233
Custodian fees and expenses	3,530
Independent trustees' fees and expenses	301
Registration fees	45,417
Audit	61,758
Legal	136
Miscellaneous	418
Total expenses before reductions	155,793
Expense reductions	(93,747)
Total expenses after reductions		62,046
Net Investment income (loss)		2,274,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(536,341)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		(536,329)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	549,465
Fidelity Central Funds	(11)
Total change in net unrealized appreciation (depreciation)		549,454
Net gain (loss)		13,125
Net increase (decrease) in net assets resulting from operations		$2,287,365

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,274,240	$1,372,277
Net realized gain (loss)	(536,329)	(1,706,162)
Change in net unrealized appreciation (depreciation)	549,454	(6,693,071)
Net increase (decrease) in net assets resulting from operations	2,287,365	(7,026,956)
Distributions to shareholders	(2,239,158)	(1,365,882)

Share transactions
Proceeds from sales of shares	129,072,772	198,120,579
Reinvestment of distributions	289	6,754
Cost of shares redeemed	(126,565,224)	(193,632,934)

Net increase (decrease) in net assets resulting from share transactions	2,507,837	4,494,399
Total increase (decrease) in net assets	2,556,044	(3,898,439)

Net Assets
Beginning of period	86,255,978	90,154,417
End of period	$88,812,022	$86,255,978

Other Information
Shares
Sold	7,250,216	10,403,744
Issued in reinvestment of distributions	16	327
Redeemed	(7,116,407)	(10,063,538)
Net increase (decrease)	133,825	340,533

Fidelity® SAI Municipal Bond Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.33	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.470	.330	.314	.333
Net realized and unrealized gain (loss)	.012	(2.320)	.391	.254
Total from investment operations	.482	(1.990)	.705	.587
Distributions from net investment income	(.462)	(.330)	(.315)	(.327)
Total distributions	(.462)	(.330)	(.315)	(.327)
Net asset value, end of period	$18.35	$18.33	$20.65	$20.26
Total Return D,E	2.68%	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.18%	.20%	.17%	.45% H
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% H
Expenses net of all reductions	.07%	.07%	.07%	.07% H
Net investment income (loss)	2.57%	1.65%	1.53%	1.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$88,812	$86,256	$90,154	$54,824
Portfolio turnover rate I	17%	59%	13%	8% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2023

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$355,551
Gross unrealized depreciation	(4,275,293)
Net unrealized appreciation (depreciation)	$(3,919,742)
Tax Cost	$91,984,442

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,284,670)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,919,742)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,113,841)
Long-term	(1,170,829)
Total capital loss carryforward	$(2,284,670)

The tax character of distributions paid was as follows:

	June 30, 2023	June 30, 2022
Tax-exempt Income	$2,239,158	$1,365,882
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	19,335,077	14,854,122
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Municipal Bond Index Fund	$156
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $93,591.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $144 and $12, respectively.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2023, the related statement of operations for the year ended June 30, 2023, the statement of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® SAI Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,024.00	$ .35
Hypothetical- B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 4.79% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894029.103
MBX-ANN-0823
Fidelity® Municipal Bond Index Fund

Annual Report
June 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
  Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® Municipal Bond Index Fund	2.64%	-0.52%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Bond Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds gained 3.19% for the 12 months ending June 30, 2023, according to the Bloomberg Municipal Bond index. In the first four months of the period, yields on munis climbed steeply and their prices, which move inversely to yields, declined sharply, as the U.S. Federal Reserve aggressively raised interest rates to combat persistent inflation. From December through June, however, munis rallied amid a slowdown in the size of rate hikes and growing optimism that the central bank would stop raising rates by mid-2023. While the Fed, as expected, left interest rates unchanged at its June meeting, short- and intermediate-term muni yields still climbed, as the market repriced for a longer rate-hike cycle than had been expected just a month earlier, amid stronger-than-expected economic data. To date, the central bank has raised its benchmark rate ten times since March 2022, by a total of 5.0 percentage points. Improved supply-and-demand dynamics have helped bolster munis so far this year. Investor demand ebbed and flowed before firming in June, coinciding with the start of the seasonal period of reinvestment of bond maturities, called bonds and coupons, that runs from June through August. Meanwhile, supply declined, as higher rates suppressed issuers' appetite for new debt, especially given that many states and municipalities still retain unspent pandemic-related federal stimulus cash. For the full 12 months, muni tax-backed credit fundamentals remained solid and, for the most part, the risk of credit-rating downgrades of these issuers appeared low. Lower-quality investment-grade munis (rated BAA) and longer-term securities (15 and 20 years) delivered the muni market's best returns.
Comments from Co-Portfolio Managers Brandon Bettencourt, Michael Maka and Richard Munclinger:
For the fiscal year, the fund gained 2.64%, lagging, net of fees, the 3.19% advance of the benchmark Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return. We use a method known as stratified sampling, which matches the index's risk factors, but does not always hold all bonds in the exact proportions of the index. This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark as market volatility triggered uneven shareholder flows. Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	19.6
New York	14.8
Texas	9.3
Illinois	4.8
Florida	4.3

Revenue Sources (% of Fund's net assets)
General Obligations	34.4
Transportation	15.5
Special Tax	10.9
Health Care	8.9
Water & Sewer	8.1
Education	6.0
Others* (Individually Less Than 5%)	16.2
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023
Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,814
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,250
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	79,855
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	100,202
5% 11/1/39	320,000	353,663
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	163,166
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	27,538
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	154,594
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	144,823
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,029
Black Belt Energy Gas District Bonds Series 2019 A, 4%, tender 12/1/25 (b)	560,000	556,730
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	20,472
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	38,015
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	49,927
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	48,365
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	182,597
5% 9/1/34	130,000	135,952
Series 2017 B1, 3.25% 9/1/31	5,000	4,907
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	42,587
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,270
TOTAL ALABAMA		2,213,756
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	51,750
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	80,137
TOTAL ALASKA		131,887
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,724
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	69,089
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,553
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	123,852
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,520
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	55,079
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	180,861
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	178,140
Series 2017 D, 5% 7/1/25	15,000	15,542
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	92,073
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,924
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	48,305
Series 2016 A, 5% 1/1/27	50,000	53,604
Series 2017 A:
5% 1/1/28	100,000	109,611
5% 1/1/33	50,000	54,792
Series 2019 A, 4% 1/1/41	175,000	176,052
Series A:
5% 1/1/31	40,000	43,875
5% 1/1/36	40,000	42,377
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	53,056
5.25% 12/1/24	10,000	10,120
5.25% 12/1/26	15,000	15,481
Series 2007, 5.25% 12/1/23	20,000	20,069
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	46,268
Series 2020 A, 4% 8/1/44	100,000	98,277
TOTAL ARIZONA		1,604,244
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	118,567
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,864
TOTAL ARKANSAS		154,431
California - 19.6%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	39,858
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	107,860
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	79,723
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	42,313
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,306
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	126,467
Series A, 2.95%, tender 4/1/26 (b)	115,000	112,693
Series 2017 S7:
4% 4/1/34	95,000	97,969
4% 4/1/38	75,000	75,934
4% 4/1/47	5,000	4,920
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	70,000	71,012
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	84,578
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	669,985
California Dept. of Wtr. Resources:
Series 2017 AX, 5% 12/1/31	200,000	221,090
Series AV, 4% 12/1/31	40,000	41,592
Series BA, 5% 12/1/32	65,000	73,960
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	132,932
Series 2001 A:
0% 10/1/30	70,000	54,106
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,653
Series 2018 B, 5% 10/1/43	100,000	104,341
Series T1, 5% 3/15/39	30,000	35,734
Series U6, 5% 5/1/45	35,000	41,411
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	215,009
Series 2013:
5% 9/1/26	75,000	75,210
5% 9/1/27	55,000	55,153
5% 11/1/30	25,000	25,139
Series 2014:
5% 10/1/23	35,000	35,164
5% 11/1/23	50,000	50,319
5% 10/1/28	30,000	30,712
Series 2015:
5% 8/1/23	25,000	25,035
5% 8/1/26	75,000	77,414
5% 8/1/26	65,000	67,738
5% 9/1/26	20,000	20,880
5% 9/1/28	50,000	52,304
5% 8/1/29	20,000	20,908
5% 8/1/30	170,000	175,375
5% 8/1/45	40,000	41,325
5.25% 8/1/30	95,000	99,445
Series 2016:
3% 9/1/33	120,000	118,436
4% 9/1/28	110,000	113,629
4% 9/1/34	300,000	308,592
4% 9/1/35	50,000	51,158
4% 9/1/36	200,000	203,546
5% 9/1/24	45,000	46,073
5% 9/1/26	160,000	170,458
5% 8/1/27	45,000	47,928
5% 9/1/30	15,000	15,968
5% 9/1/32	50,000	53,202
5% 9/1/45	10,000	10,492
Series 2017 A, 5% 8/1/26	80,000	85,072
Series 2017:
3.5% 8/1/27	25,000	25,441
4% 8/1/37	25,000	25,419
5% 11/1/25	175,000	183,212
5% 11/1/27	75,000	82,102
5% 11/1/27	65,000	71,155
5% 11/1/31	100,000	109,244
5% 8/1/33	100,000	106,190
Series 2018, 5% 10/1/48	100,000	107,281
Series 2019:
3% 10/1/33	70,000	69,036
3% 10/1/34	50,000	48,931
4% 4/1/25	45,000	45,865
5% 4/1/25	105,000	108,822
5% 10/1/25	175,000	182,880
5% 4/1/26	295,000	311,777
5% 4/1/27	10,000	10,803
5% 4/1/29	140,000	157,669
5% 4/1/30	100,000	112,826
5% 4/1/35	5,000	5,066
5% 4/1/36	75,000	75,947
Series 2020:
2% 11/1/36	60,000	47,045
3% 3/1/28	50,000	49,895
3% 11/1/35	250,000	237,833
4% 3/1/28	40,000	41,994
4% 3/1/29	175,000	185,601
4% 3/1/50	40,000	40,089
5% 11/1/27	50,000	54,735
5% 3/1/32	50,000	57,376
5% 3/1/32	50,000	57,376
5% 3/1/35	220,000	250,521
Series 2021:
4% 12/1/24	100,000	101,533
5% 12/1/26	310,000	332,132
5% 12/1/31	265,000	313,414
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	144,453
Series 2013 A, 4% 3/1/43	35,000	31,876
Series 2015, 5% 11/15/26	50,000	52,351
Series 2016 A:
3% 10/1/41	50,000	39,445
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	111,160
Series 2016 B:
5% 11/15/46	15,000	15,458
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,711
Series 2017 A:
5% 11/15/26	275,000	293,516
5% 11/1/27	20,000	21,962
Series 2017 A2, 5% 11/1/47	70,000	79,706
Series 2018 A:
4% 11/15/42	65,000	65,004
5% 11/15/26	35,000	37,357
5% 11/15/33	25,000	26,972
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	181,653
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	15,913
5% 10/1/29	25,000	26,590
Series 2018, 5% 10/1/26	25,000	26,788
Series 2020 A1, 5% 4/1/32	225,000	269,001
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	63,434
5% 12/31/47 (c)	100,000	101,036
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	18,848
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	173,597
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	21,016
5% 11/1/33	105,000	109,765
5% 11/1/43	40,000	41,488
Series 2016 A:
3.125% 11/1/36	155,000	145,443
5% 11/1/26	45,000	47,808
5% 11/1/45	125,000	130,088
Series 2017 A, 5% 11/1/25	100,000	104,669
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	101,749
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	37,527
5% 1/1/32	20,000	21,066
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	28,078
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	87,136
Series 2017 A, 5% 4/1/47	55,000	55,831
Series 2018 A, 3.5% 3/1/38	125,000	116,564
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	196,210
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	20,681
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	19,660
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,467
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	90,123
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	7,807
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	145,002
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	264,383
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	67,335
Series 2017 B, 5% 6/1/27	5,000	5,446
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	112,203
0% 8/1/38	65,000	35,246
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	56,539
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,678
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	103,406
0% 1/1/27 (Escrowed to Maturity)	40,000	36,157
0% 1/1/29 (Escrowed to Maturity)	20,000	17,214
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	39,284
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	85,479
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	40,631
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,158
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	74,582
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	29,780
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	150,516
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	102,160
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,800
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,400
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,400
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	145,603
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,858
Series 2016 B, 3% 8/1/45	20,000	16,218
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	195,580
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	145,905
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	155,000	107,683
Livermore Valley Joint Unified School District Series 2019, 4% 8/1/46	190,000	189,268
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	26,620
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,130
Series 2016, 3% 8/1/32	35,000	34,436
Series B, 0% 8/1/35	150,000	95,718
Los Angeles Cmnty. College District:
Series 2015 A:
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	170,000	173,813
5% 8/1/31 (Pre-Refunded to 8/1/24 @ 100)	170,000	173,813
Series 2017 J, 5% 8/1/28	30,000	32,916
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,673
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,047
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,224
Series K, 4% 8/1/35	20,000	20,565
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,328
Series 2021 A:
5% 6/1/30	200,000	232,384
5% 7/1/44	190,000	210,453
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	208,967
Series 2018 C, 5% 5/15/37 (c)	75,000	78,189
Series 2018 D:
5% 5/15/31 (c)	80,000	86,559
5% 5/15/34 (c)	120,000	129,477
Series 2022 I, 5% 5/15/42	285,000	320,197
Series A, 5% 5/15/36 (c)	50,000	53,229
Series B:
5% 5/15/34 (c)	10,000	10,671
5% 5/15/48	65,000	71,333
Series C, 5% 5/15/33 (c)	90,000	95,362
Series D, 5% 5/15/26 (c)	65,000	67,596
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	40,000	40,768
Series 2014 D, 5% 7/1/44	45,000	45,487
Series 2015 A, 3.25% 7/1/31	100,000	100,293
Series 2016 A:
5% 7/1/40	125,000	130,167
5% 7/1/46	70,000	72,517
Series 2017 A, 5% 7/1/28	5,000	5,398
Series 2020 A, 5% 7/1/27	135,000	146,869
Series 2022 A, 5% 7/1/40	275,000	307,446
Series A, 5% 7/1/31	15,000	16,555
Series B:
5% 7/1/29	50,000	50,471
5% 7/1/30	40,000	40,000
5% 7/1/30	55,000	61,962
5% 7/1/40	190,000	209,922
Series C, 5% 7/1/37	25,000	27,716
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,346
Series 2016 B, 5% 7/1/29	50,000	52,859
Series 2022 B:
4% 7/1/49	140,000	140,507
5% 7/1/28	430,000	479,040
Series A:
5% 7/1/33	25,000	27,576
5% 7/1/33	20,000	21,601
Series B, 5% 7/1/25	25,000	25,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	495,116
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	126,288
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	40,792
Series 2016 A, 5% 7/1/40	30,000	30,905
Series 2017 A, 5% 7/1/26	175,000	186,374
Series 2018 B1:
5% 7/1/23	95,000	95,000
5% 7/1/33	125,000	137,102
5.25% 7/1/42	50,000	54,108
Series 2019 A, 5% 7/1/28	130,000	145,020
Series 2020 C, 5% 7/1/30	60,000	69,704
Series 2020, 5% 7/1/25	10,000	10,417
Series 2021 A, 5% 7/1/25	75,000	78,124
Series A:
5% 7/1/24	5,000	5,099
5% 7/1/29	5,000	5,697
5% 7/1/30	50,000	56,685
Series B, 5% 7/1/25	90,000	93,749
Series C, 5% 7/1/28	55,000	56,034
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	62,986
4% 8/1/47	135,000	133,854
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	62,938
Montebello Unified School District Series A, 5% 8/1/41	50,000	52,233
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	59,014
Series 2009 B, 6.5% 11/1/39	25,000	30,035
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	142,406
Series 2017, 0% 8/1/39	495,000	257,408
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,077
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	59,328
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	81,542
Series 2019 C, 5% 8/15/32	150,000	171,205
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	127,840
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	25,175
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	44,009
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	168,246
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,894
Poway Unified School District Series 2011, 0% 8/1/46	190,000	64,386
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	187,222
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	102,832
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	189,616
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	63,878
0% 12/1/34 (FGIC Insured)	100,000	64,308
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	78,020
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	57,825
San Bernardino Cmnty. College District:
Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	375,000	380,242
Series B, 0% 8/1/48	5,000	1,618
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	103,382
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,341
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	51,931
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	155,097
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	189,443
5.25% 8/1/47	30,000	32,169
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	50,130
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	86,293
Series 1998 G1:
5.25% 7/1/27	5,000	5,493
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	28,155
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,604
Series 2008 E, 0% 7/1/49	125,000	39,436
Series 2009 1, 0% 7/1/30	50,000	40,215
Series 2017 K2, 0% 7/1/31	430,000	326,964
Series A, 0% 7/1/31	15,000	11,570
Series C, 0% 7/1/43	10,000	4,281
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,118
Series R1, 0% 7/1/30	35,000	28,034
Series R4, 5% 7/1/28	70,000	73,068
Series R5, 5% 7/1/26	50,000	53,220
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,099
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	10,031
Series 2019 B1, 3% 8/1/49	200,000	156,063
Series 2022 D1, 4.125% 8/1/52	195,000	194,300
Series A1, 5% 8/1/47	80,000	84,753
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	26,500
Series 2017 A, 5% 5/1/47 (c)	40,000	40,842
Series 2017 D:
5% 5/1/24 (c)	35,000	35,381
5% 5/1/25 (c)	105,000	107,469
Series 2019 A, 5% 5/1/49 (c)	25,000	25,779
Series 2019 D:
5% 5/1/26	135,000	143,098
5% 5/1/34	325,000	366,033
5% 5/1/39	30,000	32,620
Series 2019 E, 5% 5/1/34 (c)	175,000	188,469
Series 2020 A, 4% 5/1/39 (c)	15,000	14,781
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	30,036
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	135,339
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,574
Series 2020 A, 5% 11/1/50	85,000	92,515
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	200,000	191,207
0% 1/1/26 (Escrowed to Maturity)	30,000	27,877
0% 1/1/28 (Escrowed to Maturity)	200,000	176,052
0% 1/1/28 (Escrowed to Maturity)	35,000	30,932
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,561
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	98,056
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,622
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,847
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	93,023
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	130,287
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,113
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	48,270
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	178,367
Series 2019 A, 3.125% 5/1/47	225,000	181,452
Santa Clara Unified School District:
Series 2019, 4% 7/1/48	35,000	34,579
Series 2023, 4% 7/1/40	160,000	166,016
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	79,108
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	108,874
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	145,569
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	66,555
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	43,754
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	185,427
Series B, 3% 8/1/41	5,000	4,258
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	31,184
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	68,142
Sunnyvale Calif Fin. Auth. Lease (Civic Ctr. Proj.) Series 2020, 4% 4/1/50	380,000	372,388
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	343,320
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	214,748
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	58,990
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	128,807
Series 2016, 5% 5/15/35	135,000	143,515
Series 2017 M, 5% 5/15/32	75,000	81,492
Series 2018 O:
4% 5/15/48	165,000	164,748
5% 5/15/58	105,000	111,546
Series 2021 Q, 5% 5/15/35	250,000	292,528
Series AM, 5.25% 5/15/37	10,000	10,170
Series AY, 5% 5/15/28	20,000	21,790
Series I:
5% 5/15/25	50,000	52,045
5% 5/15/28	40,000	41,575
Series M, 5% 5/15/36	80,000	86,119
Series O, 4% 5/15/29	25,000	26,545
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	81,661
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	83,773
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,087
0% 8/1/28	60,000	50,625
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	119,470
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	105,216
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	35,050
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	150,265
3% 8/1/37	35,000	31,154
TOTAL CALIFORNIA		30,493,188
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	95,068
Series 2021 A, 4% 12/15/38	285,000	290,510
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	73,447
Series 2016 B, 5% 11/15/30	150,000	158,439
Series 2018 A, 4% 11/15/48	100,000	95,582
Series 2019 A, 5% 11/1/29	35,000	38,776
Series 2019 A1:
4% 8/1/37	75,000	73,727
4% 8/1/39	85,000	82,193
4% 8/1/44	55,000	51,373
5% 8/1/26	60,000	62,261
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,026
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,670
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	31,768
Series 2018 A:
5% 12/1/25 (c)	115,000	118,373
5% 12/1/36 (c)	60,000	66,969
Series 2018 B, 3.5% 12/1/35	15,000	14,699
Series 2019 C, 5% 11/15/31	30,000	33,805
Series 2022 A, 5% 11/15/41 (c)	245,000	262,102
Series 2022 D, 5% 11/15/42 (c)	165,000	175,814
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	184,169
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	50,160
Series 2017, 5% 12/1/26	50,000	51,483
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,468
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,957
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,933
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	50,524
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	72,241
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	447,254
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,081
Series 2016 B1, 2.75% 6/1/30	85,000	83,694
TOTAL COLORADO		2,773,566
Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,271
Series 2015 B, 3.375% 6/15/29	25,000	25,085
Series 2016 A, 5% 3/15/26	30,000	31,539
Series 2017 A, 5% 4/15/27	25,000	26,856
Series 2018 D, 5% 4/15/27	105,000	112,797
Series 2019 A, 5% 4/15/27	25,000	26,856
Series 2020 C, 4% 6/1/31	30,000	32,183
Series 2021 B:
3% 6/1/29	90,000	89,266
3% 6/1/40	100,000	84,456
4% 6/1/31	65,000	70,343
Series A, 5% 3/15/28	35,000	36,062
Series B, 5% 1/15/24	50,000	50,494
Series D:
4% 8/15/31	15,000	15,355
5% 4/15/26	25,000	26,329
Series E:
3.375% 10/15/36	30,000	28,810
5% 9/15/25	30,000	31,224
5% 10/15/25	30,000	31,276
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	213,104
Series 2019 A:
4% 7/1/34	30,000	29,859
5% 7/1/33	135,000	142,085
Series 2020 A, 5% 7/1/30	50,000	54,482
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,684
Series 2018 A, 3.5% 5/15/33	5,000	4,908
Series 2020 C1, 2.05% 5/15/37	75,000	59,356
Series B1, 3.45% 11/15/41	5,000	4,352
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	158,161
Series 2015 B, 5% 8/1/26	110,000	114,340
Series 2016 A, 5% 9/1/31	5,000	5,292
Series 2018 A, 5% 1/1/27	35,000	37,426
Series 2018 B, 5% 10/1/28	120,000	132,862
Series 2021 A, 4% 5/1/37	35,000	36,091
Series A:
4% 9/1/35	145,000	147,138
5% 9/1/30	60,000	63,612
Series B:
5% 10/1/33	10,000	10,989
5% 10/1/36	85,000	91,857
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,321
TOTAL CONNECTICUT		2,082,121
Delaware - 0.3%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	234,783
Series 2017, 3.25% 3/1/37	4,000	3,816
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	147,099
5% 10/1/32	15,000	16,764
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	49,918
TOTAL DELAWARE		452,380
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2016 A:
4% 6/1/36	400,000	405,066
5% 6/1/32	40,000	42,104
Series 2017 A, 5% 6/1/29	45,000	48,730
Series 2017 D:
5% 6/1/28	100,000	108,285
5% 6/1/42	35,000	36,747
Series 2019 A:
5% 10/15/31	80,000	89,158
5% 10/15/40	295,000	320,244
5% 10/15/44	15,000	16,129
Series 2021 D, 5% 2/1/31	60,000	68,844
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	116,525
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	203,860
5% 10/1/33	205,000	231,678
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	195,614
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,561
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,468
5% 10/1/28	50,000	51,138
Series 2019 A, 5% 10/1/44	130,000	139,880
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	41,300
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	15,010
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,615
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	26,242
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	46,285
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	11,964
Series 2019 218, 4% 10/1/44	100,000	95,752
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,449
5% 10/1/44 (c)	105,000	105,359
Series 2018 A, 5% 10/1/27 (c)	65,000	68,776
Series 2021 A, 4% 10/1/41 (c)	205,000	199,951
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,773
Series 2017 B, 5% 7/1/42	70,000	72,957
TOTAL DISTRICT OF COLUMBIA		2,860,464
Florida - 4.3%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	179,719
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,863
Series 2019 A, 5% 10/1/49 (c)	100,000	103,310
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	73,637
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	199,433
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	44,904
4% 7/1/40	20,000	19,582
Series 2017, 3.375% 7/1/42	70,000	61,581
Series 2019 B, 5% 7/1/44	125,000	133,126
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	280,347
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/51	225,000	213,694
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	68,726
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,346
Series 2018 A, 4% 6/1/37	55,000	56,119
Series 2018 B, 4% 6/1/48	160,000	159,566
Series 2019 D, 4% 6/1/30	35,000	37,393
Series C, 5% 6/1/25	90,000	93,347
Series D, 4% 6/1/32	25,000	25,614
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	58,308
Series 2021 B, 2% 7/1/43	155,000	105,270
Series 2021 C, 3% 7/1/51	185,000	141,563
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	104,608
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	41,353
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	107,981
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	32,170
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	40,875
3.25% 8/1/49	10,000	8,175
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	50,000	50,010
5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	25,000	25,095
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	82,468
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	135,540
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	75,220
Series 2013 C, 5.25% 10/1/30	150,000	150,806
Series 2014, 5% 10/1/28	65,000	66,368
Series 2019 A:
5% 10/1/24	85,000	86,852
5% 10/1/27	80,000	86,812
5% 10/1/29	25,000	28,054
5% 10/1/32	60,000	67,750
5% 10/1/34	100,000	111,630
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	153,763
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	15,439
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,365
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,147
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	119,696
Miami-Dade County Series 2021 B2, 4% 10/1/43	345,000	344,338
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,531
Series 2020 A, 4% 10/1/39	130,000	130,105
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	58,064
0% 10/1/46	10,000	3,367
0% 10/1/47	50,000	15,972
Series 2016:
0% 10/1/31	5,000	3,665
0% 10/1/32	15,000	10,476
5% 10/1/26	145,000	154,025
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	94,813
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	57,042
Series 2015 B, 5% 7/1/27	40,000	40,807
Series 2015 D, 3% 7/1/39	10,000	8,576
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	102,547
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,763
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,361
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	75,279
Series 2017 B, 3.125% 10/1/39	5,000	4,344
Series 2019 B, 3% 10/1/49	10,000	7,711
Series 2019, 5% 10/1/46	165,000	173,683
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,520
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	65,019
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	61,849
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,269
Series 2016 B, 4% 10/1/36	30,000	29,940
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,438
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,314
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	41,897
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	104,742
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	93,637
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	58,708
Series 2021 A, 2.375% 5/1/45	375,000	250,806
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	75,135
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	102,935
5% 10/1/54	260,000	277,872
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	133,068
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,066
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	309,179
TOTAL FLORIDA		6,736,488
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	118,107
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	100,663
Series 2015:
5% 11/1/28	25,000	25,879
5% 11/1/29	5,000	5,177
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	31,070
5% 11/1/40	40,000	40,958
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	25,892
Series 2018 C, 4% 11/1/37	15,000	15,173
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	101,431
5% 7/1/26	20,000	21,135
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	17,980
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,567
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 5% 2/15/45	255,000	260,457
Series 2020 A, 5% 2/15/31	50,000	55,155
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,747
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	19,961
Series 2016 F, 5% 1/1/26	25,000	26,257
Series 2017 A, 5% 2/1/25	190,000	195,856
Series 2018 A:
3% 7/1/33	25,000	24,669
4% 7/1/34	155,000	161,961
5% 7/1/27	5,000	5,434
Series 2021 A, 4% 7/1/35	105,000	112,106
Series 2022 C, 5% 7/1/31	205,000	241,224
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	49,326
Series 2017 C, 3.75% 6/1/48	110,000	107,485
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	63,381
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	232,995
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	109,138
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	86,669
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	91,014
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	70,888
Series 2019 A, 3.125% 7/1/46	25,000	20,455
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,564
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	197,120
5% 9/1/30	100,000	115,112
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	109,352
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	70,714
TOTAL GEORGIA		3,023,072
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	80,244
Series 2020 D, 4% 7/1/39	100,000	100,204
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	33,878
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	135,480
Series 2016 FG, 5% 10/1/30	30,000	31,734
Series FT:
5% 1/1/27	50,000	53,552
5% 1/1/32	65,000	70,991
Series FW, 3.5% 1/1/38	35,000	34,120
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	135,415
Series A, 5% 10/1/39	100,000	102,253
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	240,075
Series 2018 A, 3.375% 7/1/42	40,000	35,588
Series 2019 A, 4% 7/1/37	100,000	102,386
TOTAL HAWAII		1,155,920
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	26,236
Series 2015 ID:
5.5% 12/1/27	60,000	62,182
5.5% 12/1/29	20,000	20,743
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	104,536
TOTAL IDAHO		213,697
Illinois - 4.8%
Chicago Board of Ed.:
Series 2016, 5.75% 4/1/35	100,000	106,607
Series 2023, 5.25% 4/1/39	200,000	214,754
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	29,442
0% 1/1/33	50,000	33,215
Series 2002 B:
5% 1/1/26	5,000	5,084
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	10,000	10,270
Series 2007 E, 5.5% 1/1/35	45,000	45,816
Series 2008 C:
0% 1/1/26 (Escrowed to Maturity)	85,000	78,329
0% 1/1/30	85,000	65,137
Series 2014 A, 5.25% 1/1/30	30,000	30,291
Series 2015 A:
5% 1/1/26	10,000	10,167
5% 1/1/26 (Escrowed to Maturity)	5,000	5,228
5.5% 1/1/33	20,000	20,380
Series 2015 C, 5% 1/1/27	195,000	200,040
Series 2019 A, 5% 1/1/40	15,000	15,443
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	65,211
Series 2014 B, 5% 1/1/27	5,000	5,033
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	46,003
5% 1/1/33	105,000	107,438
Series 2015 D, 5% 1/1/46	110,000	111,147
Series 2016 C, 5% 1/1/37	100,000	103,086
Series 2016 D, 5.25% 1/1/42	250,000	260,351
Series 2016 G, 5% 1/1/37 (c)	225,000	232,326
Series 2017 A, 5% 1/1/30	125,000	132,778
Series 2017 B, 5% 1/1/33	30,000	31,853
Series 2018 B:
5% 1/1/37	45,000	48,482
5% 1/1/38	20,000	21,408
5% 1/1/48	10,000	10,480
Series 2020 B, 5% 1/1/29	60,000	66,219
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	30,757
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,716
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,078
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	102,565
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	68,389
Series 2015, 4.125% 5/1/45	125,000	117,170
Series 2020 A, 3% 5/15/50	80,000	55,032
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	107,095
Series 2015 A, 4% 11/15/39	250,000	244,805
Series 2016:
3.25% 5/15/39	160,000	132,737
3.25% 11/15/45	15,000	11,745
4% 1/1/25	145,000	146,963
4% 7/1/30	60,000	61,637
4% 12/1/31	25,000	25,136
4% 12/1/40	210,000	193,144
Series 2017 A, 5% 8/1/42	105,000	104,902
Series 2017, 5% 8/15/26	135,000	142,363
Series 2018 A:
5% 10/1/41	25,000	26,169
5% 10/1/48	20,000	20,797
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	70,043
4% 1/1/30	35,000	35,021
Series 2013:
5% 7/1/23	15,000	15,000
5.25% 7/1/31	85,000	85,022
Series 2014, 5% 4/1/27	55,000	55,537
Series 2016 June:
3.5% 6/1/30	210,000	201,784
3.5% 6/1/31	70,000	66,838
Series 2016:
4% 1/1/31	70,000	70,466
5% 2/1/27	140,000	147,483
5% 11/1/36	100,000	102,199
Series 2017 A, 4.5% 12/1/41	35,000	35,071
Series 2017 B, 5% 12/1/24	65,000	66,231
Series 2017 C, 5% 11/1/29	10,000	10,667
Series 2017 D:
3.25% 11/1/26	40,000	39,046
5% 11/1/26	190,000	199,328
5% 11/1/28	140,000	149,022
Series 2018 B, 5% 10/1/24	20,000	20,330
Series 2019 B, 5% 9/1/25	30,000	30,894
Series 2020 D, 5% 10/1/25	50,000	51,556
Series 2021 A:
5% 3/1/27	50,000	52,745
5% 3/1/30	160,000	176,546
Series November 2016, 4.125% 11/1/31	40,000	40,407
5% 7/1/32	160,000	180,875
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,756
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/24	20,000	20,016
5% 6/15/25	5,000	5,005
Series 2016 A, 3% 6/15/33	25,000	23,162
Series 2016 D, 3% 6/15/31	35,000	33,089
Series 2021 A, 4% 6/15/30	60,000	61,288
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,136
Series 2014 C, 5% 1/1/30	100,000	102,678
Series 2015 A, 5% 1/1/40	25,000	25,503
Series 2016 A, 5% 12/1/31	50,000	51,967
Series 2017 A, 5% 1/1/36	50,000	53,815
Series 2019 C, 5% 1/1/31	120,000	135,078
Series A, 5% 1/1/45	145,000	154,673
Series B:
5% 1/1/27	25,000	26,673
5% 1/1/30	50,000	56,225
Series C, 5% 1/1/30	95,000	106,827
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	67,801
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	20,277
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	190,736
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	92,794
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	46,512
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,055
Series 1998 A, 5.5% 12/15/23	15,000	15,097
Series 2002 A:
0% 12/15/26	95,000	83,301
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,097
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,610
Series 2002:
0% 12/15/23	30,000	29,474
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,579
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,904
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	47,552
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,819
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	34,002
5% 3/1/31	60,000	61,275
5% 3/1/32	115,000	117,370
TOTAL ILLINOIS		7,473,475
Indiana - 0.9%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	47,232
Hanover Middle School Bldg. Corp. Series 2020, 2% 7/15/34	200,000	170,032
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	50,732
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	75,090
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	36,535
Indiana Fin. Auth. Rev.:
Series 2019 E:
5% 2/1/36	25,000	27,637
5% 2/1/40	65,000	70,384
Series 2021 B, 5% 2/1/41	150,000	165,330
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	38,786
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	101,916
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	102,066
5% 1/1/31	65,000	66,305
Series 2016 C, 5% 1/1/39	230,000	236,086
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	111,010
5% 2/1/54	25,000	26,135
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	43,323
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,289
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	60,700
TOTAL INDIANA		1,433,588
Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	55,000
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	123,158
Series 2020 A, 5% 8/1/36	105,000	118,734
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	75,000	74,478
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	33,527
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	206,477
TOTAL IOWA		611,374
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	26,830
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	46,849
TOTAL KANSAS		73,679
Kentucky - 0.7%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	298,687
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,197
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	88,273
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	160,000	153,945
5% 9/1/23	5,000	5,011
5% 9/1/26	190,000	194,755
5% 9/1/42	5,000	5,011
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,836
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	49,636
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	80,263
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	82,117
TOTAL KENTUCKY		1,048,731
Louisiana - 0.4%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,966
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	39,736
Series 2017 A, 5% 4/1/25	25,000	25,845
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	47,161
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	25,311
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	50,788
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	34,597
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/27	100,000	100,000
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	145,659
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	26,097
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	33,148
Series 2021, 5% 9/1/33	100,000	113,385
TOTAL LOUISIANA		646,693
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	41,837
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	86,028
Series 2018, 3% 5/1/31	40,000	39,551
Series 2021 B, 4% 8/1/51 (c)	100,000	92,355
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	31,221
Series 2019 1, 5% 3/15/31	70,000	78,666
Series 2019, 5% 3/15/30	50,000	56,168
Series 2020 A:
5% 8/1/29	150,000	169,823
5% 8/1/35	55,000	62,637
Series 2021 2A, 5% 8/1/28	120,000	133,144
Series 2021 A, 5% 8/1/32	75,000	88,025
Series A, 5% 3/15/30	30,000	33,076
Series C, 5% 8/1/24	5,000	5,100
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	56,593
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	101,915
Series 2017 A, 4% 5/15/47	55,000	50,853
Series 2017 MD, 4% 12/1/46	15,000	14,342
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	132,606
4% 6/1/37	115,000	116,760
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	37,594
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	49,297
3% 7/1/47	145,000	112,653
4% 7/1/40	180,000	181,628
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	87,080
Series 2015 B, 3% 12/1/29	70,000	69,815
Series 2020 B, 4% 11/1/31	100,000	109,490
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	283,715
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	163,881
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	9,938
5% 6/1/34	65,000	68,814
TOTAL MARYLAND		2,564,605
Massachusetts - 2.9%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	42,286
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	57,140
Series 2007, 5.25% 7/1/28	40,000	44,888
Series A, 5.25% 7/1/28	20,000	22,444
Series B, 5% 7/1/33	5,000	5,179
Series C, 5.5% 7/1/23	65,000	65,000
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,941
Series 2018 A, 5% 6/1/48	130,000	137,292
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	142,818
Series 2015 A, 3.25% 6/1/35	150,000	147,247
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,859
Series 2018 L, 4% 7/1/44	165,000	163,451
Series BB1, 4% 10/1/46	25,000	24,697
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,864
Series D, 4% 7/1/45	25,000	22,080
Series F, 5% 8/15/24	110,000	111,579
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	61,108
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,084
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	134,440
Series 2015 A, 5% 7/1/26	130,000	137,912
Series 2016 B:
4% 7/1/33	75,000	76,965
5% 7/1/27	5,000	5,426
Series 2016 G:
3% 9/1/46	10,000	7,976
4% 9/1/32	75,000	77,441
Series 2017 A:
5% 4/1/35	100,000	107,137
5% 4/1/47	155,000	161,615
Series 2017 E, 5% 11/1/24	60,000	61,539
Series 2017 F:
5% 11/1/41	200,000	211,564
5% 11/1/44	20,000	21,064
Series 2018 C, 5% 9/1/30	150,000	172,562
Series 2018 E, 5% 9/1/25	100,000	104,252
Series 2019 A, 5% 1/1/49	70,000	74,103
Series 2019 C, 5% 5/1/41	25,000	26,953
Series 2019 G:
5% 9/1/29	150,000	169,719
5% 9/1/32	75,000	76,558
Series 2021 B, 3% 4/1/47	140,000	110,484
Series 2021 C, 5% 9/1/29	50,000	56,573
Series A:
5% 3/1/29	175,000	196,057
5% 7/1/29	70,000	74,155
5% 7/1/31	45,000	47,697
Series B:
2% 3/1/34	170,000	142,533
5% 7/1/26	40,000	42,434
5% 7/1/27	20,000	21,703
Series C, 5% 5/1/30	35,000	40,033
Series D, 5% 7/1/26	40,000	42,434
Series E:
5% 11/1/23	60,000	60,358
5% 11/1/26	20,000	21,374
Series F, 5% 11/1/40	15,000	15,896
Series G, 5% 9/1/33	55,000	56,129
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	78,841
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	18,935
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	54,502
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	191,227
Series 2016 B, 5% 11/15/46	30,000	31,154
Series A, 5% 8/15/45	50,000	54,252
Series C, 5% 11/15/34	35,000	37,301
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,532
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	169,306
Series 2020 B, 5% 8/1/43	140,000	153,050
TOTAL MASSACHUSETTS		4,460,143
Michigan - 1.8%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	203,310
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,660
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	52,349
Series 2018 A, 5% 7/1/27	65,000	69,293
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	338,846
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,070
Series I:
5% 4/15/26	40,000	41,666
5% 10/15/28	25,000	26,586
5% 10/15/30	15,000	15,912
Series 2016 I, 5% 4/15/36	115,000	122,048
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,474
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,310
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,275
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	71,104
Series 2014 D2, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	175,000	177,709
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,464
Series 2016:
3% 11/15/33	240,000	220,051
3.25% 11/15/42	25,000	19,993
4% 11/15/46	50,000	46,619
5% 11/15/23	55,000	55,264
Series 2018 B, 5% 10/1/28	130,000	144,268
Series 2019 A:
4% 2/15/47	40,000	37,697
5% 2/15/34	55,000	59,673
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	37,780
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	91,732
Series 2020 A1, 2.7% 10/1/45	160,000	117,186
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	165,994
Series B, 3.1% 12/1/31	50,000	47,677
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	35,915
5% 6/30/28 (c)	15,000	15,616
5% 12/31/28 (c)	55,000	57,545
5% 6/30/29 (c)	60,000	62,804
5% 6/30/31 (c)	70,000	73,447
5% 12/31/31 (c)	20,000	20,976
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	25,590
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	63,781
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	132,075
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	54,315
Series 2021 B, 5% 12/1/35 (c)	50,000	54,496
TOTAL MICHIGAN		2,870,570
Minnesota - 1.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	24,020
Forest Lake Independent School District No. 831 Gen. Oblig. (MN School District Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	169,474
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	135,084
Series 2020 C, 5% 12/15/35	250,000	281,157
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,778
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	114,568
Series 2015 B, 2.95% 8/1/27	40,000	39,703
Series 2017 A, 5% 10/1/28	25,000	27,376
Series 2018 B, 3.25% 8/1/36	5,000	4,830
Series 2019 B, 5% 8/1/27	100,000	108,790
Series 2020 A, 5% 8/1/33	100,000	114,788
Series 2021 A:
4% 9/1/39	455,000	471,126
5% 9/1/29	125,000	142,193
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	105,000	103,590
Series 2021 F, 3% 7/1/52	190,000	182,675
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	105,106
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,374
TOTAL MINNESOTA		2,076,632
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,825
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	68,066
5% 8/1/27	50,000	53,320
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	70,417
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	150,616
5% 10/15/28	25,000	26,974
TOTAL MISSISSIPPI		385,218
Missouri - 0.5%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	176,244
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	66,772
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,000
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	35,000
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	55,689
Series 2016, 5% 11/15/28	10,000	10,466
Series 2017 C, 3.625% 11/15/47	25,000	21,810
Series 2019 A, 4% 2/15/49	140,000	130,697
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	27,787
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,267
(Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,354
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,000
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	50,812
TOTAL MISSOURI		740,898
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	67,670
Series 2019 A:
4% 1/1/36	110,000	112,121
5% 1/1/30	150,000	168,943
TOTAL MONTANA		348,734
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Series 2017 A, 5% 9/1/36	225,000	237,707
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	134,286
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	45,012
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	79,135
TOTAL NEBRASKA		496,140
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	42,688
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	135,713
Series 2016 B, 5% 11/1/27	50,000	53,157
Series 2019 A:
5% 12/1/24	45,000	46,161
5% 12/1/28	40,000	44,499
Series 2019:
3% 6/1/38	65,000	56,312
5% 6/1/25	25,000	25,883
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,789
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	142,427
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,046
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	74,083
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	42,634
Series 2018 C, 4% 7/1/48	50,000	47,851
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	44,322
TOTAL NEVADA		783,565
New Jersey - 3.7%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	75,849
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	238,092
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	40,091
5% 11/1/31	35,000	38,415
Series UU:
5% 6/15/40	10,000	10,145
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,072
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,681
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	83,768
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,248
Series 2005 N1, 5.5% 9/1/23	35,000	35,107
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,161
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	40,579
Series 2015 XX, 4% 6/15/24	10,000	10,056
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	58,932
Series 2018 EE, 5% 6/15/33	80,000	89,359
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,086
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,026
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	31,179
5.25% 6/15/28	30,000	31,004
Series XX, 4.375% 6/15/27	60,000	60,755
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	64,770
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	45,742
5% 9/1/26	135,000	137,299
Series 2014:
5% 6/15/24	5,000	5,074
5% 6/15/28	50,000	50,711
Series A, 4% 7/1/47	40,000	35,658
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,012
Series 2014, 4% 6/1/34	10,000	10,142
Series 2016, 5% 6/1/24	25,000	25,414
Series 2020 A, 3% 6/1/32	90,000	85,872
Series 2021, 2% 6/1/37	105,000	78,993
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,018
5% 10/1/26	135,000	141,867
5% 10/1/27	15,000	15,829
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	41,094
Series 2016:
3% 7/1/32	25,000	22,242
3.125% 7/1/33	150,000	133,655
Series 2017 A, 4% 7/1/52	125,000	117,122
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	48,672
Series 2019 A, 5% 12/1/27	35,000	37,541
Series 2019 B, 3.25% 12/1/39 (c)	65,000	61,638
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	30,172
5% 6/1/29	130,000	139,461
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	25,888
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,629
Series 2014 A:
4% 1/1/35	110,000	110,262
5% 1/1/27	50,000	50,763
5% 1/1/29	45,000	45,698
Series 2015 E, 5% 1/1/45	240,000	244,437
Series 2016 A, 5% 1/1/33	50,000	52,225
Series 2017 A, 5% 1/1/35	110,000	116,314
Series 2017 B, 4% 1/1/35	30,000	30,804
Series 2017 E:
5% 1/1/29	15,000	16,349
5% 1/1/31	155,000	168,783
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,475
0% 12/15/25	60,000	54,927
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	35,836
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	28,276
Series 2008 A:
0% 12/15/23	45,000	44,273
0% 12/15/37	45,000	24,315
0% 12/15/38	35,000	17,989
Series 2010 A:
0% 12/15/25	40,000	36,591
0% 12/15/27	30,000	25,674
0% 12/15/29	20,000	15,837
0% 12/15/32	65,000	45,482
0% 12/15/33	15,000	10,075
Series 2010 A3, 0% 12/15/34	140,000	89,468
Series 2010 D, 5% 12/15/24	135,000	137,911
Series 2013 AA, 5% 6/15/27	30,000	30,000
Series 2015 AA:
4.625% 6/15/30	165,000	168,030
5.25% 6/15/31	135,000	139,498
5.25% 6/15/32	70,000	72,284
Series 2016 A, 5% 6/15/30	25,000	26,142
Series 2018 A:
5% 12/15/24	55,000	56,186
5% 12/15/34	250,000	269,196
Series 2021 A, 5% 6/15/30	305,000	340,202
Series 2022 CC, 5% 6/15/48	230,000	245,936
Series A:
0% 12/15/26	90,000	79,613
0% 12/15/31	30,000	21,831
5% 6/15/30	50,000	52,284
Series A1, 4.1% 6/15/31	15,000	15,253
Series AA:
4% 6/15/36	20,000	20,183
5% 6/15/44	10,000	10,000
5.25% 6/15/27	20,000	20,706
Series BB, 5% 6/15/33	75,000	81,092
Series C, 5.25% 6/15/32	65,000	66,792
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	25,553
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2014 A, 5% 11/1/39	230,000	230,870
TOTAL NEW JERSEY		5,738,535
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,664
New Mexico Mtg. Fin. Auth.:
Series 2019 F:
3.05% 7/1/44	100,000	87,762
3.5% 7/1/50	60,000	58,756
Series 2021 C, 3% 1/1/52	350,000	336,111
New Mexico Severance Tax Rev.:
Series 2018 A:
5% 7/1/23	30,000	30,000
5% 7/1/25	65,000	67,376
Series 2022 B, 5% 7/1/31	135,000	156,737
TOTAL NEW MEXICO		777,406
New York - 14.8%
Battery Park City Auth. Rev. Series 2019 A, 5% 11/1/49	190,000	204,728
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	124,079
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,433
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	97,839
4% 7/1/43	165,000	154,327
5% 7/1/29	60,000	63,334
5% 7/1/37	100,000	103,278
Series 2017 A:
5% 7/1/24	30,000	30,573
5% 10/1/29	15,000	16,217
5% 10/1/47	30,000	35,541
Series 2018 B, 5% 10/1/38	45,000	48,582
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	136,517
4% 7/1/41	40,000	36,200
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	122,140
4% 2/15/44	35,000	34,530
5% 2/15/30	55,000	58,966
5% 2/15/39	40,000	42,217
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	131,297
Series 2007, 5.5% 10/1/37	25,000	28,651
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	73,895
Series 2016 B, 5% 9/1/46	40,000	41,365
Series 2017:
5% 9/1/23 (Escrowed to Maturity)	65,000	65,164
5% 9/1/47	30,000	31,566
Series 2018, 5% 9/1/35	20,000	21,956
Series 2019 A, 5% 9/1/26	150,000	159,898
Series 2020 A, 5% 9/1/30	120,000	138,896
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	31,144
Series 2015 A, 5% 7/1/27	105,000	108,591
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	265,319
Series 2008 L6, 5% 4/1/31	50,000	55,616
Series 2013 H, 5% 8/1/24 (Pre-Refunded to 8/31/23 @ 100)	60,000	60,150
Series 2014 I, 4% 3/1/39	410,000	410,151
Series 2016 A, 5% 8/1/26	150,000	155,676
Series 2016, 3% 8/1/34	25,000	24,501
Series 2017 B1, 4% 10/1/40	260,000	260,505
Series 2017, 5% 8/1/27	25,000	27,047
Series 2018 1, 5% 8/1/28	10,000	10,843
Series 2018 B-1, 3.25% 10/1/42	55,000	48,367
Series 2018 E1, 5% 3/1/31	240,000	261,755
Series 2019 E, 5% 8/1/25	30,000	31,148
Series 2020 A, 4% 8/1/44	20,000	19,822
Series 2020 A1, 5% 8/1/35	120,000	132,668
Series 2020 C, 5% 8/1/26	200,000	212,255
Series 2021 C, 5% 8/1/29	260,000	292,186
Series 2023 B1, 5.25% 10/1/47	235,000	264,172
Series A, 5.25% 8/1/25	15,000	15,044
Series B1, 5% 10/1/32	70,000	78,359
Series D:
4% 12/1/41	50,000	50,049
4% 3/1/42	125,000	124,599
Series E, 5% 8/1/26	75,000	79,596
Series J, 5% 8/1/24	50,000	50,983
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,730
Series 2016 I1A, 3.95% 11/1/36	70,000	70,121
Series B1 2013, 5.25% 7/1/32 (Pre-Refunded to 7/3/23 @ 100)	50,000	50,000
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	66,482
Series 2019 E1, 3.25% 11/1/49	35,000	27,619
Series 2020 D1B, 2.4% 11/1/50	75,000	46,163
Series 2021 A1, 2.05% 11/1/33	135,000	110,473
Series 2021 C1, 2.25% 11/1/41	110,000	76,660
Series 2021 G, 2.15% 11/1/36	125,000	96,125
Series 2021 K1, 2.45% 11/1/41	160,000	117,810
Series E1, 3.45% 5/1/59	10,000	7,844
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	78,247
0% 3/1/37	50,000	27,663
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	4,940
0% 3/1/44	45,000	16,972
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	8,928
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 4% 6/15/38	65,000	65,004
Series 2015 HH, 5% 6/15/29	65,000	67,307
Series 2016 BB, 5% 6/15/46	40,000	40,858
Series 2017 DD, 5.25% 6/15/47	60,000	63,036
Series 2017 EE, 5% 6/15/36	60,000	63,967
Series 2018 AA, 5% 6/15/37	5,000	5,312
Series 2018 DD1, 5% 6/15/48	15,000	15,756
Series 2018 FF, 5% 6/15/40	135,000	144,389
Series 2019 A, 5% 6/15/29	175,000	198,257
Series 2019 AA, 5% 6/15/27	150,000	162,839
Series 2019 DD, 5.25% 6/15/49	65,000	69,766
Series 2020 CC1:
4% 6/15/39	100,000	100,812
4% 6/15/49	35,000	34,463
Series 2020 FF, 5% 6/15/41	190,000	207,871
Series 2022 CC1, 4% 6/15/52	150,000	146,816
Series BB, 5% 6/15/49	180,000	192,171
Series CC:
4% 6/15/42	90,000	89,911
5% 6/15/30	25,000	28,495
Series DD:
5% 6/15/25	75,000	75,647
5% 6/15/36	95,000	96,407
Series EE, 5% 6/15/32	10,000	10,423
Series FF, 4% 6/15/37	80,000	81,831
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	234,330
Series 2018 S 4A, 5% 7/15/34	5,000	5,496
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	71,360
Series 2018 S3, 3.625% 7/15/47	155,000	144,609
Series 2018 S4, 5% 7/15/31	30,000	33,101
Series 2023 S 1A, 5% 7/15/28	400,000	443,010
Series S1:
5% 7/15/26	50,000	52,385
5% 7/15/27	15,000	15,420
5% 7/15/29	60,000	61,706
5% 7/15/35	35,000	37,686
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	76,198
Series 2014 D1, 5% 2/1/38	170,000	171,156
Series 2014, 5% 11/1/25	30,000	30,419
Series 2015 A, 5% 8/1/29	100,000	101,860
Series 2015 E1, 5% 2/1/41	500,000	509,078
Series 2016 A, 5% 5/1/40	15,000	15,528
Series 2016 B1, 5% 11/1/35	105,000	108,730
Series 2017 C, 5% 11/1/24	135,000	138,445
Series 2017 F:
3% 5/1/34	50,000	49,156
4% 5/1/37	80,000	81,178
Series 2018 A, 5% 8/1/38	55,000	58,370
Series 2018 B, 5% 8/1/45	50,000	52,451
Series 2018 B1, 5% 8/1/29	150,000	161,950
Series 2019 C, 4% 11/1/37	30,000	30,579
Series 2019 C1, 4% 11/1/36	50,000	51,385
Series 2020 B1, 4% 11/1/45	415,000	409,443
Series 2020 C1, 5% 5/1/41	100,000	109,447
Series 2021 A, 5% 11/1/31	150,000	172,479
Series 2021 B1, 3% 8/1/48	340,000	264,511
Series 2021 C1, 4% 5/1/38	100,000	101,865
Series 2021 F1, 5% 11/1/32	170,000	196,689
Series 2022 C1, 5% 2/1/37	100,000	113,468
Series 2023 F1, 5.25% 2/1/47	190,000	213,324
Series A, 4% 11/1/35	80,000	83,656
Series A1, 5% 8/1/24	50,000	51,031
Series B:
4% 8/1/38	100,000	101,345
4% 8/1/39	20,000	20,131
Series B1, 5% 11/1/28	30,000	31,332
Series C:
3.25% 11/1/43	140,000	121,562
4% 2/1/27	70,000	72,460
5% 11/1/26	40,000	42,683
Series C1:
4% 5/1/40	10,000	10,001
4% 5/1/44	30,000	29,635
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,481
4% 4/1/28	75,000	77,575
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	61,918
0% 11/15/36	100,000	55,360
0% 11/15/38	75,000	36,816
0% 11/15/44	75,000	25,701
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	115,000	120,811
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	99,329
5% 7/1/30	20,000	22,698
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,461
Series 2015 A:
4.125% 5/1/42	50,000	49,019
5% 5/1/33	40,000	41,068
5% 7/1/40	235,000	238,562
Series 2018 A:
4% 8/1/38	60,000	54,075
5% 8/1/25	100,000	100,173
Series 2019 A, 5% 7/1/27	20,000	21,758
Series 2019 C, 4% 7/1/49	45,000	43,333
Series 2020 A:
4% 7/1/50	130,000	127,805
5% 7/1/30	190,000	220,861
Series 2020 A2, 5% 7/1/31	25,000	28,757
Series 2020, 3% 2/1/50	55,000	40,731
Series 2021 A, 5% 7/1/26	100,000	104,711
Series 2021 B, 3% 7/1/45	100,000	79,232
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	84,976
Series 2017 A:
5% 3/15/43	75,000	78,756
5% 3/15/44	210,000	220,172
Series 2018, 5% 3/15/48	75,000	79,612
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	9,977
Series 2018 A, 5% 6/15/30	50,000	55,688
Series 2019 B, 5% 6/15/31	25,000	28,429
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	136,919
Series 2021 1WTC, 2.75% 2/15/44	240,000	178,558
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	161,032
3% 11/15/28	190,000	188,801
Series 2016 A:
5% 11/15/26	90,000	96,243
5.25% 11/15/28	150,000	160,834
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H, 3% 11/15/28	30,000	28,636
Series 2013 C, 5% 11/15/38	75,000	75,005
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	50,328
5.25% 11/15/39	105,000	105,136
Series 2015 B, 4% 11/15/45	250,000	235,993
Series 2015 C, 5% 11/15/34	80,000	81,936
Series 2015 F, 3.25% 11/15/31	35,000	33,287
Series 2016 C1:
4% 11/15/46	120,000	112,810
5% 11/15/30	395,000	409,737
Series 2016 C2A, 3% 11/15/38	25,000	20,355
Series 2016 D:
3% 11/15/32	50,000	45,832
5% 11/15/27	10,000	10,412
Series 2017 A2, 5% 11/15/24	100,000	101,870
Series 2017 B, 5% 11/15/23	145,000	145,619
Series 2017 C1:
4% 11/15/34	55,000	54,946
4% 11/15/35	160,000	158,761
5% 11/15/24	20,000	20,374
5% 11/15/25	45,000	46,360
5% 11/15/28	25,000	26,711
Series 2017 D:
4% 11/15/42	85,000	81,560
5% 11/15/27	100,000	105,722
Series 2018 B:
5% 11/15/25	35,000	36,058
5% 11/15/27	20,000	21,144
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	38,915
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	118,153
Series 2017 B:
5% 2/15/39	15,000	15,880
5% 2/15/43	50,000	52,690
Series 2018 A, 5% 3/15/32	50,000	55,093
Series 2019 A:
5% 3/15/39	100,000	108,128
5% 3/15/40	90,000	97,020
Series 2019 D, 3% 2/15/49	120,000	94,004
Series 2020 A, 3% 3/15/49	105,000	82,222
Series 2022 A, 4% 3/15/39	220,000	221,498
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,068
Series 2019 A, 5% 2/15/49	30,000	32,239
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	36,581
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	39,687
Series 2019 R, 3.15% 11/1/54	25,000	18,222
Series 2021 G, 2.4% 11/1/41	210,000	151,222
Series L, 3.45% 11/1/42	25,000	21,555
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	192,201
Series 2020 225, 2.3% 10/1/40	155,000	112,317
Series 220, 2.85% 10/1/44	25,000	18,560
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,858
New York State Urban Dev. Corp. Series 2020 A:
4% 3/15/45	65,000	64,053
4% 3/15/49	85,000	82,907
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	74,015
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	100,763
Series 2014 K, 5% 1/1/26	80,000	82,062
Series 2016 A, 5% 1/1/51	30,000	30,596
Series 2019 B, 3% 1/1/46	50,000	38,757
Series 2020 N, 4% 1/1/47	200,000	195,473
Series K:
5% 1/1/28	10,000	10,252
5% 1/1/29	90,000	92,241
Series L, 5% 1/1/34	70,000	76,209
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	31,146
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	27,421
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	27,377
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	47,483
5% 12/1/25 (c)	105,000	107,472
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	160,531
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,045
Series 2016 A, 5% 3/15/26	20,000	21,079
Series 2019 A:
5% 3/15/42	15,000	16,010
5% 3/15/44	25,000	26,611
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,010
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,456
5% 12/1/40	160,000	175,127
Port Auth. of New York & New Jersey Series 2022 234, 5% 8/1/39 (c)	180,000	193,915
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	15,185
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,270
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	78,208
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	522,243
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	41,367
Series 2013 A:
0% 11/15/30	105,000	80,836
0% 11/15/32	35,000	24,684
Series 2013 B, 4% 11/15/23	50,000	50,134
Series 2016 A:
5% 11/15/31	100,000	105,332
5% 11/15/41	25,000	25,656
Series 2017 A, 5% 11/15/26	50,000	53,400
Series 2017 B:
5% 11/15/25	80,000	83,695
5% 11/15/36	90,000	95,888
Series 2018 C, 5% 11/15/37	25,000	27,121
Series 2019 A, 5% 11/15/49	45,000	47,602
Series 2021 A, 5% 11/1/25	140,000	146,280
Series B, 5% 11/15/31	200,000	235,716
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	80,287
Series 2017:
5% 12/15/38	25,000	27,070
5% 12/15/41	50,000	53,820
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	37,740
TOTAL NEW YORK		23,132,980
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	20,696
Series 194:
5% 10/15/25	25,000	26,109
5% 10/15/30	35,000	36,552
5% 10/15/32	55,000	57,389
5% 10/15/35	100,000	103,807
5.25% 10/15/55	50,000	51,465
Series 198, 5% 11/15/46	15,000	15,371
Series 2012 171, 4% 1/15/42	205,000	204,801
Series 2014 185, 5% 9/1/25 (c)	120,000	121,779
Series 2014, 3% 7/15/28 (c)	50,000	48,352
Series 2015 189, 5% 5/1/45	140,000	142,746
Series 2017 202, 5% 10/15/34 (c)	580,000	606,949
Series 2018 209, 5% 7/15/34	70,000	77,284
Series 2019 217, 5% 11/1/30	100,000	113,313
Series 202, 5% 10/15/30 (c)	20,000	20,983
Series 2020 222, 5% 7/15/31	75,000	86,427
Series 2021 223, 5% 7/15/31 (c)	55,000	61,126
Series 207, 5% 9/15/26 (c)	185,000	192,831
Series 209, 5% 7/15/31	30,000	33,264
TOTAL NEW YORK AND NEW JERSEY		2,021,244
North Carolina - 1.2%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	149,539
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	153,440
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	92,934
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	45,012
Series 2019, 4% 3/1/34	210,000	220,984
Series 2022, 5% 9/1/32	130,000	155,480
North Carolina Gen. Oblig. Series 2016 A, 5% 6/1/27	70,000	74,342
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	30,865
5% 3/1/28	50,000	51,440
Series 2019:
5% 3/1/31	45,000	50,010
5% 3/1/33	75,000	83,240
5% 3/1/34	40,000	44,313
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,049
Series 2020 B:
5% 5/1/24	100,000	101,536
5% 5/1/29	20,000	22,495
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	71,330
Series 2020 A, 4% 10/1/45	55,000	44,851
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	84,492
Series 2018, 5% 1/1/31	85,000	91,211
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	72,735
Wake County:
Series 2019 A, 3% 3/1/36	50,000	47,045
Series 2022 A, 5% 2/1/31	100,000	116,669
TOTAL NORTH CAROLINA		1,835,012
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	36,408
Univ. of North Dakota Series 2018 A, 4% 4/1/57	195,000	175,987
TOTAL NORTH DAKOTA		212,395
Ohio - 2.0%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,043
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	259,985
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	103,003
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	126,118
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	28,035
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,828
Series 2018 A, 5% 4/1/30	120,000	133,703
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	54,286
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	123,967
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,710
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	66,928
5% 12/1/46	65,000	66,620
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	26,311
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	195,264
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	60,859
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	21,301
Series 2015 C:
5% 11/1/28	35,000	36,205
5% 11/1/30	50,000	51,685
Series 2017 C, 5% 8/1/26	25,000	26,555
Series 2018 A, 5% 2/1/29	25,000	26,235
Series 2019 A, 5% 5/1/27	60,000	64,811
Series 2021 B, 5% 9/15/31	120,000	140,687
Series R, 5% 5/1/24	15,000	15,232
Series S, 5% 5/1/29	50,000	52,748
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	43,569
Series 2021 B, 5% 1/1/28	100,000	108,509
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,358
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	130,000	125,208
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,709
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,222
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	10,227
Series 2013 A2, 0% 2/15/37	20,000	11,424
Series A, 0% 2/15/41	60,000	27,242
Series A, 5% 2/15/51	50,000	54,031
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	59,524
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	32,479
Series 2019 B, 3% 6/1/46	90,000	73,465
Series 2020 A:
5% 6/1/33	90,000	102,995
5% 12/1/38	185,000	205,163
5% 12/1/40	80,000	88,089
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	252,811
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,634
TOTAL OHIO		3,049,778
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	113,574
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	143,368
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,156
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	132,817
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,305
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	34,535
Series 2017 D, 5% 1/1/26	65,000	68,110
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	87,295
TOTAL OKLAHOMA		605,160
Oregon - 0.9%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,592
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	41,245
0% 6/15/36	85,000	50,316
0% 6/15/39	155,000	76,881
Series B, 0% 6/15/34	35,000	23,079
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	36,213
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,220
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	92,445
5% 8/15/45	50,000	52,273
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,131
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,226
Series 2022 A, 5% 6/1/52	230,000	237,564
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	198,586
Series A, 4% 5/1/37	110,000	112,385
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,555
Series 2019 A, 5% 7/1/30	100,000	111,922
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	109,179
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	32,046
5% 5/15/29	100,000	109,439
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	47,917
TOTAL OREGON		1,409,214
Pennsylvania - 3.4%
Allegheny County Series C77, 5% 11/1/43	25,000	26,780
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	390,000	404,762
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,823
5% 4/1/27	100,000	105,337
Series 2019 A, 5% 7/15/33	110,000	120,665
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	179,778
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	58,984
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,222
5% 10/1/46	135,000	140,403
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	33,335
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,275
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	60,214
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	37,413
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	83,237
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	32,220
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	57,316
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	42,938
5% 11/15/28	90,000	96,699
Series 2020 A, 4% 4/15/50	25,000	23,234
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	23,467
5% 12/31/28 (c)	160,000	164,364
Series 2014 A, 5% 2/1/45	120,000	120,815
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	56,793
5% 3/15/29	60,000	61,906
Series 2015:
4% 8/15/34	175,000	177,568
5% 8/15/32	60,000	62,356
Series 2016 2, 3% 9/15/36	45,000	41,174
Series 2016:
5% 1/15/28	145,000	155,602
5% 9/15/29	100,000	106,693
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	196,596
Series 2020 1, 5% 5/1/28	100,000	109,930
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	28,873
5% 8/15/25	90,000	93,272
Series 2021 A, 4% 7/15/46	210,000	179,439
Pennsylvania Hsg. Fin. Agcy. Series 2019 129, 3.15% 10/1/39	195,000	167,200
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,906
Series 2017 124A, 4% 10/1/38 (c)	120,000	119,189
Series 2017 125B, 3.65% 10/1/42	30,000	26,927
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	113,632
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2018 A, 5.25% 12/1/44	200,000	213,974
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	35,741
Series 2013 B2, 0% 12/1/37 (d)	100,000	90,859
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	25,235
Series 2014 A, 0% 12/1/39 (d)	5,000	5,034
Series 2014 C, 5% 12/1/39	30,000	30,600
Series 2014, 5% 12/1/33	55,000	56,319
Series 2015 A1, 4% 12/1/41	60,000	59,634
Series 2016 B, 5% 6/1/27	160,000	167,958
Series 2017 A, 5.5% 12/1/42	150,000	156,618
Series 2017 A1, 5% 12/1/30	40,000	43,632
Series 2017 B, 5.25% 6/1/47	55,000	56,830
Series 2017 B2, 5% 6/1/25	100,000	103,062
Series 2017, 5% 12/1/40	50,000	52,169
Series 2019 A, 5% 12/1/35	35,000	38,087
Series 2019, 5% 12/1/32	30,000	32,932
Series 2020 B, 5% 12/1/50	125,000	132,249
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	109,995
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,040
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	20,720
Series 2017 A, 5% 8/1/23	40,000	40,043
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,141
Series 2016 F, 5% 9/1/26	110,000	115,255
Series 2018 B, 4% 9/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	29,837
Series 2019 A, 5% 9/1/44	30,000	31,710
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,580
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	96,014
TOTAL PENNSYLVANIA		5,353,605
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,339
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	207,319
Series C, 3% 1/15/36	30,000	27,892
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,042
5% 5/15/31	50,000	51,157
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	312,335
TOTAL RHODE ISLAND		603,745
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	144,250
Series 2022, 5% 1/1/42	150,000	168,610
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	30,853
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	120,198
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	160,410
Series 2013 B, 5.125% 12/1/43	25,000	25,038
Series 2014 A, 5.5% 12/1/54	25,000	25,159
Series 2014 C:
5% 12/1/29	40,000	40,701
5% 12/1/34	110,000	111,566
5% 12/1/36	45,000	45,527
Series 2016 A:
3.25% 12/1/35	15,000	13,779
5% 12/1/27	50,000	52,028
Series 2016 B, 5% 12/1/33	55,000	57,025
Series 2022 A, 5% 12/1/44	125,000	130,876
Series A, 3% 12/1/41	30,000	23,710
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	90,060
TOTAL SOUTH CAROLINA		1,239,790
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	15,855
3.25% 8/1/44	30,000	22,719
4% 8/1/38	100,000	97,495
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,057
Series 2016 A, 4% 1/1/42	10,000	9,710
Series 2019, 4% 11/15/43	55,000	51,845
Memphis Gen. Oblig. Series 2014 B, 5% 4/1/44	245,000	246,739
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	84,773
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	70,000
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	52,544
4% 7/1/54	35,000	32,926
5% 7/1/44	65,000	69,514
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	71,642
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	30,000	29,837
Series 2006 A:
5.25% 9/1/24	125,000	126,580
5.25% 9/1/26	30,000	30,645
Series 2006 C:
5% 2/1/24	10,000	10,037
5% 2/1/27	15,000	15,119
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	52,747
Series 2021 A, 5% 11/1/31	290,000	342,779
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,976
Series 2018 1, 3.85% 7/1/38	45,000	44,716
Series 2018 3, 3.75% 7/1/38	30,000	29,732
Series 2020 1A, 2.4% 1/1/44	15,000	12,403
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	111,360
TOTAL TENNESSEE		1,696,750
Texas - 9.3%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,410
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	112,346
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	42,773
Series 2021 A, 3% 2/15/46	210,000	159,575
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	80,338
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,394
Series 2019, 4% 8/1/35	25,000	25,846
Series 2023, 5% 8/1/41	220,000	247,705
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	50,233
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,322
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	80,196
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	17,156
City of Denton Series 2017, 4% 2/15/47	50,000	48,118
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	145,799
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	17,811
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,045
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	77,422
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,225
Series 2020 A, 3% 2/15/35	120,000	114,875
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	202,152
4% 12/1/38	350,000	351,471
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	40,138
Series 2020 A, 5% 11/1/30	55,000	62,900
Series 2020 B, 5% 11/1/33	35,000	39,837
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,355
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	169,536
Del Valle Independent School District Series 2020, 4% 6/15/45	400,000	404,383
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	66,266
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	103,130
Series 2021, 3% 8/15/40	150,000	129,999
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	72,834
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	69,993
El Paso Independent School District Series 2019, 4% 8/15/38	385,000	390,387
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	98,870
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	130,584
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	166,748
Series 2017, 4% 8/15/35	110,000	112,127
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	43,798
0% 10/1/46 (d)	40,000	42,591
0% 10/1/48 (d)	30,000	31,940
Series 2018 A, 5% 10/1/37	40,000	42,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	71,453
Series 2016 A, 3.125% 7/1/38	210,000	182,872
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	75,269
Series 2021 A:
4% 10/1/33	150,000	159,414
4% 10/1/46	100,000	98,964
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	103,553
Series 2016 A:
5% 8/15/33	15,000	15,841
5% 8/15/35	140,000	146,703
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	230,000	187,441
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	39,793
Series 2019 A, 3% 8/15/44	120,000	96,630
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	43,666
Series 2014 C, 5% 11/15/30	170,000	173,252
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,867
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	6,789
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	58,601
Series 2021 A, 4% 7/1/40 (c)	175,000	168,772
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	59,631
0% 9/1/33 (AMBAC Insured)	80,000	53,595
Houston Independent School District:
Series 2016, 4% 2/15/40	250,000	250,932
Series 2017, 5% 2/15/27	50,000	53,680
Series 2018, 5% 7/15/27	55,000	59,450
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	75,947
Series 2016 B, 5% 11/15/25	275,000	286,935
Series 2017 B, 5% 11/15/29	45,000	48,928
Series 2019 B, 4% 11/15/44	55,000	54,846
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	16,448
Klein Independent School District Series 2017, 4% 8/1/46	215,000	210,893
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	150,017
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,175
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	36,418
Series 2016 A:
0% 8/16/44	10,000	3,902
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,191
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	99,111
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,342
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	2,935
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,622
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	28,044
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,235
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	39,767
Series 2014 B, 5% 1/1/31	125,000	126,043
Series 2015 A, 5% 1/1/27	100,000	102,382
Series 2017 A, 5% 1/1/28	200,000	209,467
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	186,900
Series 2018:
4.25% 1/1/49	55,000	54,442
5% 1/1/48	20,000	20,667
Series 2021 B, 5% 1/1/31	100,000	112,652
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	406,515
Series 2019 A, 4% 8/15/36	120,000	122,810
Series 2019, 4% 8/15/49	125,000	122,581
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	86,108
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	41,798
5% 2/1/32	5,000	5,219
Series 2017, 5% 2/1/29	60,000	63,980
Series 2019:
4% 2/1/28	10,000	10,393
5% 2/1/35	125,000	139,124
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	200,737
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	55,188
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	285,272
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	186,911
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	53,878
Tarrant County College Series 2020, 5% 8/15/30	130,000	149,261
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	140,729
Temple College District Series 2021, 3% 7/1/46	380,000	298,413
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	22,204
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	50,214
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	71,568
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	86,142
Series 2015 A:
5% 10/1/24	55,000	56,286
5% 10/1/26	100,000	104,061
Series 2016 A, 5% 4/1/30	50,000	52,708
Series 2017 A, 5% 10/1/33	50,000	53,894
Series 2017 B:
5% 10/1/29	100,000	107,950
5% 10/1/33	25,000	26,947
Series 2018 B, 5% 8/1/24	45,000	45,909
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	92,899
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	79,568
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	169,166
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,313
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	23,755
Series 2015 C:
5% 8/15/25	90,000	90,893
5% 8/15/29	115,000	116,383
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	63,168
Series 2018 A:
4% 10/15/32	50,000	52,046
4% 10/15/37	40,000	40,682
Series 2018, 5% 8/1/32	130,000	139,994
Series 2019 A:
3% 10/15/39	125,000	110,553
4% 10/15/49	90,000	89,065
Series 2020:
3% 10/15/34	130,000	128,767
5% 8/1/33	15,000	17,177
Series 2021:
5% 8/1/26	125,000	132,735
5% 10/15/33	170,000	198,283
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	123,162
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	61,216
5% 8/15/26	105,000	111,592
Series 2017 B, 3.375% 8/15/44	40,000	35,135
Series 2019 A, 5% 8/15/31	85,000	95,566
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	197,073
Waco Independent School District Series 2022:
3% 8/15/39	345,000	303,338
3% 8/15/40	70,000	60,666
Waller Independent School District Series 2020, 4% 2/15/50	100,000	97,880
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	103,451
Williamson County Series 2022, 4% 2/15/42	395,000	400,376
TOTAL TEXAS		14,450,707
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	552,842
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	48,621
Series 2017 B1, 5% 8/1/26	200,000	212,013
Series 2021 A1, 4% 8/1/41	145,000	145,670
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,775
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,546
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,546
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	160,642
Series 2016, 4% 12/15/29	25,000	25,592
TOTAL UTAH		1,212,247
Virginia - 2.1%
Arlington County Series 2019, 4% 6/15/35	5,000	5,244
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	55,209
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	71,226
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,051
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	14,162
Series 2016 A, 3% 4/1/36	155,000	142,616
Series 2016 B, 3% 4/1/36	100,000	92,010
Fairfax County Gen. Oblig. Series 2023 A, 4% 10/1/31	465,000	509,505
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	27,207
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	179,675
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	146,606
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	83,098
Norfolk Series 2021 A, 4% 3/1/40	170,000	172,830
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	77,485
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	238,117
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	51,125
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	83,923
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	185,435
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	67,013
Series 2017 E, 5% 2/1/24	5,000	5,054
Series 2019 C, 5% 2/1/30	15,000	16,804
Series 2017 A, 5% 2/1/24	40,000	40,428
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	54,411
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	127,166
Series 2016, 3% 5/15/40	5,000	4,339
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,167
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	103,224
Series 2014, 4% 10/1/38	35,000	33,905
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	406,250
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	198,211
TOTAL VIRGINIA		3,212,496
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,915
5% 11/1/33	155,000	164,233
5% 11/1/36	30,000	31,516
5% 11/1/41	85,000	88,561
Energy Northwest Elec. Rev.:
Series 2014 A, 4% 7/1/24	150,000	151,298
Series 2015 A, 5% 7/1/25	130,000	134,879
Series 2016 A, 5% 7/1/28	215,000	227,641
Series 2018 C, 5% 7/1/33	30,000	33,016
Series 2020 A, 5% 7/1/28	70,000	77,396
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	57,335
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	13,793
King County Lake Washington School District #414 Gen. Oblig. Series 2016, 4% 12/1/26	1,000,000	1,028,245
King County School District 210 Series 2018, 5% 12/1/30	80,000	87,009
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	75,761
Seattle Muni. Lt. & Pwr. Rev.:
Series 2013, 4.125% 7/1/38	360,000	360,052
Series 2020 A, 5% 7/1/26	75,000	79,410
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	164,297
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	146,174
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	8,457
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	40,000	40,048
Series 2014 B, 5% 8/1/29	5,000	5,006
Series 2014 E, 5% 2/1/32	110,000	111,097
Series 2015 B, 5% 2/1/28	85,000	87,487
Series 2015 H:
5% 7/1/26	30,000	30,826
5% 7/1/29	40,000	41,102
Series 2016 A1, 5% 8/1/29	10,000	10,376
Series 2016 C:
5% 2/1/33	200,000	209,932
5% 2/1/35	20,000	20,958
Series 2016 R, 5% 7/1/24	125,000	127,375
Series 2017 B, 5% 8/1/29	150,000	158,602
Series 2018 C, 5% 8/1/28	55,000	59,591
Series 2018 D, 5% 8/1/28	30,000	32,504
Series 2020 A:
5% 1/1/26	30,000	31,465
5% 8/1/42	165,000	180,411
Series 2020 B, 5% 6/1/37	55,000	60,306
Series 2020 C, 5% 2/1/41	150,000	163,618
Series 2020 E, 5% 6/1/45	15,000	16,154
Series 2021 A, 5% 6/1/41	125,000	136,858
Series 2022 A, 5% 8/1/43	100,000	109,801
Series R, 5% 7/1/29	100,000	102,754
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,042
Series 2017 B, 3.5% 8/15/38	60,000	52,851
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	49,084
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	24,462
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,647
TOTAL WASHINGTON		4,915,345
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	69,937
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	85,274
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	28,236
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	96,334
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	220,252
TOTAL WEST VIRGINIA		500,033
Wisconsin - 0.7%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	47,103
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	38,969
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	41,716
5% 3/1/46	50,000	50,732
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	7,950
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,336
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	73,886
Series 2021 B, 5% 5/1/35	85,000	94,696
Series 3, 5% 11/1/31	30,000	32,378
Series A:
4% 5/1/27	30,000	30,843
5% 5/1/30	125,000	131,836
5% 5/1/34	120,000	123,742
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,914
Series 2014 A, 5% 11/15/25	40,000	40,672
Series 2016 A:
3.5% 2/15/46	195,000	151,259
4% 11/15/39	40,000	39,731
Series 2017 A, 5% 4/1/28	35,000	37,150
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	101,334
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	18,784	17,521
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	26,353
TOTAL WISCONSIN		1,155,121
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	22,034
TOTAL MUNICIPAL BONDS (Cost $161,883,176)		153,058,195

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (e)(f) (Cost $1,901,001)	1,900,620	1,900,963

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $163,784,177)	154,959,158
NET OTHER ASSETS (LIABILITIES) - 0.6%	930,443
NET ASSETS - 100.0%	155,889,601

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	2,771,978	52,300,005	53,171,000	44,187	-	(20)	1,900,963	0.1%
Total	2,771,978	52,300,005	53,171,000	44,187	-	(20)	1,900,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	153,058,195	-	153,058,195	-

Money Market Funds	1,900,963	1,900,963	-	-
Total Investments in Securities:	154,959,158	1,900,963	153,058,195	-
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $161,883,176)	$153,058,195
Fidelity Central Funds (cost $1,901,001)	1,900,963

Total Investment in Securities (cost $163,784,177)		$154,959,158
Cash		62,110
Receivable for fund shares sold		397,030
Interest receivable		1,812,617
Distributions receivable from Fidelity Central Funds		6,457
Other receivables		39
Total assets		157,237,411
Liabilities
Payable for investments purchased	$1,203,049
Payable for fund shares redeemed	38,868
Distributions payable	96,889
Accrued management fee	9,004
Total Liabilities		1,347,810
Net Assets		$155,889,601
Net Assets consist of:
Paid in capital		$167,379,932
Total accumulated earnings (loss)		(11,490,331)
Net Assets		$155,889,601
Net Asset Value , offering price and redemption price per share ($155,889,601 ÷ 8,508,818 shares)		$18.32

Statement of Operations
		Year ended June 30, 2023
Investment Income
Interest		$3,207,768
Income from Fidelity Central Funds		44,182
Total Income		3,251,950
Expenses
Management fee	$100,044
Independent trustees' fees and expenses	479
Total expenses before reductions	100,523
Expense reductions	(254)
Total expenses after reductions		100,269
Net Investment income (loss)		3,151,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,240,057)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		(1,240,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,604,111
Fidelity Central Funds	(20)
Total change in net unrealized appreciation (depreciation)		1,604,091
Net gain (loss)		364,039
Net increase (decrease) in net assets resulting from operations		$3,515,720

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,151,681	$1,819,385
Net realized gain (loss)	(1,240,052)	(1,418,657)
Change in net unrealized appreciation (depreciation)	1,604,091	(12,842,455)
Net increase (decrease) in net assets resulting from operations	3,515,720	(12,441,727)
Distributions to shareholders	(3,111,991)	(1,813,504)

Share transactions
Proceeds from sales of shares	98,502,126	111,001,374
Reinvestment of distributions	2,178,053	1,296,085
Cost of shares redeemed	(70,135,385)	(79,887,212)

Net increase (decrease) in net assets resulting from share transactions	30,544,794	32,410,247
Total increase (decrease) in net assets	30,948,523	18,155,016

Net Assets
Beginning of period	124,941,078	106,786,062
End of period	$155,889,601	$124,941,078

Other Information
Shares
Sold	5,424,824	5,718,725
Issued in reinvestment of distributions	119,860	66,486
Redeemed	(3,886,886)	(4,170,931)
Net increase (decrease)	1,657,798	1,614,280

Fidelity® Municipal Bond Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.402	.281	.309	.324
Net realized and unrealized gain (loss)	.073	(2.152)	.421	(.035)
Total from investment operations	.475	(1.871)	.730	.289
Distributions from net investment income	(.395)	(.279)	(.310)	(.319)
Total distributions	(.395)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.32	$18.24	$20.39	$19.97
Total Return D,E	2.64%	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07%	.07%	.07%	.07% H
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% H
Expenses net of all reductions	.07%	.07%	.07%	.07% H
Net investment income (loss)	2.21%	1.43%	1.53%	1.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$155,890	$124,941	$106,786	$60,060
Portfolio turnover rate I	18%	30%	8%	76% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2023

1. Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$436,714
Gross unrealized depreciation	(9,214,563)
Net unrealized appreciation (depreciation)	$(8,777,849)
Tax Cost	$163,737,007

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,698,138)
Net unrealized appreciation (depreciation) on securities and other investments	$(8,777,849)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,595,639)
Long-term	(1,102,499)
Total capital loss carryforward	$(2,698,138)

The tax character of distributions paid was as follows:

	June 30, 2023	June 30, 2022
Tax-exempt Income	$3,111,991	$1,813,504
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	57,512,699	25,359,925
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $243 and $11, respectively.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2023, the related statement of operations for the year ended June 30, 2023, the statement of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 1,024.40	$ .35
Hypothetical- B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 5.86% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894016.103
MBL-ANN-0823
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Annual Report
June 30, 2023

Contents

Fidelity® Mid Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Mid Cap Growth Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® Mid Cap Growth Index Fund	23.13%	7.98%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Growth Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Fidelity® Mid Cap Growth Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 19.59% for the 12 months ending June 30, 2023, according to the S&P 500 ® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. U.S. large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies concentrated in the information technology and communication services sectors, largely due to exuberance related to artificial intelligence. Aggressive monetary tightening by major central banks, including the U.S. Federal Reserve, continued amid signs of consistent pressure on core inflation, a closely watched measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 10 times, by 5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came in early May, a third consecutive raise of a stepped down 25 basis points. In June, the Fed held interest rates steady and signaled it was prepared to raise rates next month if the economy and inflation don't cool more. The S&P 500 ® gained 6.61% for the month, raising hopes for a "soft landing" of the economy and bringing the index's year-to-date result to 16.89%. June saw the long-awaited return of market breadth and lower dispersion. Smaller-cap stocks had a particularly strong month, achieving the best result for the category since January. For the full 12 months, value stocks (+19.99%) topped growth (+18.25%). All 11 sectors in the index gained strongly over the period. Information technology (+42%), consumer discretionary and industrials (+25% each) led, while real estate and utilities (-4% each) lagged most.
Comments from the Geode Capital Management team:
For the fiscal year ending June 30, 2023, the fund's performance was in line with the 23.13% advance of the benchmark Russell Midcap® Growth Index. By sector, information technology gained 29% and was the fund's strongest relative contributor. Industrials, which gained about 33%, also helped, and consumer discretionary advanced 32%. The health care sector rose roughly 14%, boosted by the health care equipment & services industry (+29%), financials gained about 15%, driven by the financial services industry (+24%), and communication services advanced roughly 20%, benefiting from the media & entertainment industry (+20%). Other notable contributors included the consumer staples (+14%), energy (+9%), materials (+9%), real estate (+11%), and utilities (+9%) sectors. Turning to individual stocks, the biggest individual contributor was Dexcom (+72%), from the health care equipment & services category. In software & services, Cadence Design Systems (+50%) and Synopsys (+38%) helped. Chipotle Mexican Grill, within the consumer services group, advanced approximately 56% and lifted the fund. Another contributor was Copart (+68%), a stock in the commercial & professional services industry. In contrast, the biggest individual detractor was Match (-40%), from the media & entertainment segment, followed by Avantor (-37%), which is in the pharmaceuticals, biotechnology & life sciences category. Within automobiles & components, Lucid returned about -68% and hurt. Other detractors were Zoom Video Communications (-38%), a stock in the software & services segment, and Generac Holdings (-39%), from the capital goods industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Growth Index Fund
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

DexCom, Inc.	1.7
IDEXX Laboratories, Inc.	1.4
Apollo Global Management, Inc.	1.4
Copart, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Cintas Corp.	1.3
Rockwell Automation, Inc.	1.3
Cheniere Energy, Inc.	1.3
Paychex, Inc.	1.2
W.W. Grainger, Inc.	1.2
13.4

Market Sectors (% of Fund's net assets)

Health Care	21.8
Information Technology	21.6
Industrials	19.8
Consumer Discretionary	12.8
Financials	9.7
Communication Services	4.3
Energy	3.6
Consumer Staples	3.1
Materials	1.3
Real Estate	1.2
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity® Mid Cap Growth Index Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc.	28,074	1,743,957
Entertainment - 1.7%
Live Nation Entertainment, Inc. (a)	8,508	775,164
Playtika Holding Corp. (a)	4,734	54,914
Roblox Corp. (a)	110,465	4,451,740
Roku, Inc. Class A (a)(b)	3,675	235,053
Spotify Technology SA (a)	33,735	5,416,154
World Wrestling Entertainment, Inc. Class A (b)	10,368	1,124,617
		12,057,642
Interactive Media & Services - 1.0%
Match Group, Inc. (a)	60,421	2,528,619
Pinterest, Inc. Class A (a)	142,741	3,902,539
Zoominfo Technologies, Inc. (a)(b)	38,793	984,954
		7,416,112
Media - 1.3%
Cable One, Inc.	99	65,051
Liberty Broadband Corp.:
Class A (a)	808	64,422
Class C (a)	5,810	465,439
Nexstar Broadcasting Group, Inc. Class A	2,822	470,004
The Trade Desk, Inc. (a)	106,051	8,189,258
		9,254,174
TOTAL COMMUNICATION SERVICES		30,471,885
CONSUMER DISCRETIONARY - 12.8%
Broadline Retail - 0.9%
Coupang, Inc. Class A (a)	263,637	4,587,284
eBay, Inc.	7,973	356,313
Etsy, Inc. (a)	16,560	1,401,142
Ollie's Bargain Outlet Holdings, Inc. (a)	4,758	275,631
		6,620,370
Distributors - 0.5%
Pool Corp.	9,140	3,424,210
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)(b)	1,712	158,274
Grand Canyon Education, Inc. (a)	2,027	209,207
H&R Block, Inc.	23,664	754,172
Service Corp. International	13,028	841,479
		1,963,132
Hotels, Restaurants & Leisure - 5.6%
Caesars Entertainment, Inc. (a)	20,236	1,031,429
Choice Hotels International, Inc.	7,308	858,836
Churchill Downs, Inc.	17,103	2,380,225
Darden Restaurants, Inc.	13,563	2,266,106
Domino's Pizza, Inc.	8,514	2,869,133
Doordash, Inc. (a)(b)	56,845	4,344,095
Draftkings Holdings, Inc. (a)	100,576	2,672,304
Expedia, Inc. (a)	25,293	2,766,801
Hilton Worldwide Holdings, Inc.	28,337	4,124,450
Norwegian Cruise Line Holdings Ltd. (a)(b)	24,504	533,452
Planet Fitness, Inc. (a)	9,779	659,496
Royal Caribbean Cruises Ltd. (a)	16,951	1,758,497
Texas Roadhouse, Inc. Class A	16,079	1,805,350
Travel+Leisure Co.	8,085	326,149
Vail Resorts, Inc.	952	239,676
Wendy's Co.	41,598	904,757
Wingstop, Inc.	7,203	1,441,752
Wyndham Hotels & Resorts, Inc.	1,443	98,947
Wynn Resorts Ltd.	1,524	160,950
Yum! Brands, Inc.	59,245	8,208,395
		39,450,800
Household Durables - 0.1%
NVR, Inc. (a)	63	400,089
Tempur Sealy International, Inc.	8,146	326,410
TopBuild Corp. (a)	496	131,946
		858,445
Leisure Products - 0.2%
Brunswick Corp.	1,368	118,524
Peloton Interactive, Inc. Class A (a)	74,141	570,144
Polaris, Inc. (b)	1,141	137,981
YETI Holdings, Inc. (a)	20,834	809,193
		1,635,842
Specialty Retail - 4.4%
Best Buy Co., Inc.	6,421	526,201
Burlington Stores, Inc. (a)	15,543	2,446,313
CarMax, Inc. (a)(b)	2,128	178,114
Dick's Sporting Goods, Inc.	1,070	141,443
Five Below, Inc. (a)	13,179	2,590,201
Floor & Decor Holdings, Inc. Class A (a)(b)	25,034	2,602,535
Murphy U.S.A., Inc.	4,501	1,400,306
RH (a)	641	211,267
Ross Stores, Inc.	75,409	8,455,611
Tractor Supply Co. (b)	26,353	5,826,648
Ulta Beauty, Inc. (a)	12,036	5,664,081
Valvoline, Inc.	10,814	405,633
Victoria's Secret & Co. (a)	8,387	146,185
Wayfair LLC Class A (a)(b)	6,924	450,129
Williams-Sonoma, Inc. (b)	2,021	252,908
		31,297,575
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	14,633	1,645,335
Deckers Outdoor Corp. (a)	6,305	3,326,896
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,351	123,804
Tapestry, Inc.	3,631	155,407
		5,251,442
TOTAL CONSUMER DISCRETIONARY		90,501,816
CONSUMER STAPLES - 3.1%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	2,089	644,331
Brown-Forman Corp.:
Class A (b)	9,369	637,748
Class B (non-vtg.)	35,101	2,344,045
Celsius Holdings, Inc. (a)	13,079	1,951,256
		5,577,380
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies, Inc.	8,615	187,979
BJ's Wholesale Club Holdings, Inc. (a)	11,070	697,521
Casey's General Stores, Inc.	1,290	314,605
Performance Food Group Co. (a)	17,321	1,043,417
		2,243,522
Food Products - 0.6%
Freshpet, Inc. (a)(b)	3,020	198,746
Lamb Weston Holdings, Inc.	33,011	3,794,614
		3,993,360
Household Products - 1.4%
Church & Dwight Co., Inc.	52,669	5,279,014
The Clorox Co.	29,757	4,732,553
		10,011,567
TOTAL CONSUMER STAPLES		21,825,829
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Halliburton Co.	43,457	1,433,646
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream GP LP	27,231	315,880
APA Corp.	66,131	2,259,696
Cheniere Energy, Inc.	58,359	8,891,577
Hess Corp.	37,322	5,073,926
New Fortress Energy, Inc.	15,576	417,125
ONEOK, Inc.	5,915	365,074
Ovintiv, Inc.	25,849	984,071
Targa Resources Corp.	53,797	4,093,952
Texas Pacific Land Corp.	1,390	1,829,935
		24,231,236
TOTAL ENERGY		25,664,882
FINANCIALS - 9.7%
Banks - 0.5%
First Citizens Bancshares, Inc.	284	364,500
Nu Holdings Ltd. (a)	380,206	2,999,825
		3,364,325
Capital Markets - 4.4%
Ameriprise Financial, Inc.	25,301	8,403,980
Ares Management Corp.	38,558	3,715,063
Blue Owl Capital, Inc. Class A	16,010	186,517
FactSet Research Systems, Inc.	9,233	3,699,201
Houlihan Lokey	891	87,594
KKR & Co. LP	38,237	2,141,272
LPL Financial	18,767	4,080,509
MarketAxess Holdings, Inc.	8,911	2,329,514
Morningstar, Inc.	6,182	1,212,105
MSCI, Inc.	9,354	4,389,739
TPG, Inc. (b)	4,478	131,026
Tradeweb Markets, Inc. Class A	9,579	655,970
XP, Inc. Class A (a)	6,631	155,563
		31,188,053
Consumer Finance - 0.0%
SLM Corp.	22,843	372,798
Financial Services - 3.5%
Apollo Global Management, Inc.	125,558	9,644,110
Block, Inc. Class A (a)	48,538	3,231,175
Equitable Holdings, Inc.	85,985	2,335,353
Euronet Worldwide, Inc. (a)	5,675	666,075
FleetCor Technologies, Inc. (a)	16,083	4,038,120
Jack Henry & Associates, Inc.	5,546	928,012
Rocket Companies, Inc. (a)(b)	10,835	97,082
Shift4 Payments, Inc. (a)(b)	13,073	887,787
The Western Union Co.	13,220	155,071
Toast, Inc. (a)(b)	85,214	1,923,280
UWM Holdings Corp. Class A (b)	7,871	44,078
WEX, Inc. (a)	4,710	857,550
		24,807,693
Insurance - 1.3%
Arch Capital Group Ltd. (a)	12,134	908,230
Arthur J. Gallagher & Co. (b)	2,853	626,433
Brighthouse Financial, Inc. (a)	1,653	78,270
Brown & Brown, Inc.	22,246	1,531,415
Everest Re Group Ltd.	1,374	469,716
Kinsale Capital Group, Inc.	5,250	1,964,550
Lincoln National Corp.	3,801	97,914
Primerica, Inc.	5,661	1,119,519
RenaissanceRe Holdings Ltd.	3,130	583,808
RLI Corp.	2,137	291,636
Ryan Specialty Group Holdings, Inc. (a)	22,313	1,001,631
Willis Towers Watson PLC	3,205	754,778
		9,427,900
TOTAL FINANCIALS		69,160,769
HEALTH CARE - 21.8%
Biotechnology - 4.8%
Alnylam Pharmaceuticals, Inc. (a)	23,919	4,543,175
Apellis Pharmaceuticals, Inc. (a)	23,986	2,185,125
BioMarin Pharmaceutical, Inc. (a)	5,312	460,444
Exact Sciences Corp. (a)	14,905	1,399,580
Exelixis, Inc. (a)	56,925	1,087,837
Horizon Therapeutics PLC (a)	47,643	4,900,083
Incyte Corp. (a)	32,727	2,037,256
Ionis Pharmaceuticals, Inc. (a)(b)	29,487	1,209,852
Karuna Therapeutics, Inc. (a)	7,646	1,658,035
Natera, Inc. (a)	24,899	1,211,585
Neurocrine Biosciences, Inc. (a)	23,247	2,192,192
Repligen Corp. (a)	5,903	835,038
Roivant Sciences Ltd. (a)	55,513	559,571
Sarepta Therapeutics, Inc. (a)	21,516	2,464,012
Seagen, Inc. (a)	33,725	6,490,714
Ultragenyx Pharmaceutical, Inc. (a)	16,268	750,443
		33,984,942
Health Care Equipment & Supplies - 7.3%
Align Technology, Inc. (a)	18,371	6,496,720
DexCom, Inc. (a)	93,083	11,962,088
IDEXX Laboratories, Inc. (a)	19,818	9,953,194
Inspire Medical Systems, Inc. (a)	6,916	2,245,210
Insulet Corp. (a)	16,675	4,808,070
Masimo Corp. (a)	11,428	1,880,477
Novocure Ltd. (a)(b)	25,238	1,047,377
Penumbra, Inc. (a)(b)	8,725	3,001,924
ResMed, Inc.	34,939	7,634,172
Shockwave Medical, Inc. (a)	8,722	2,489,346
Tandem Diabetes Care, Inc. (a)	2,060	50,552
		51,569,130
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)(b)	59,247	1,027,343
AmerisourceBergen Corp.	38,898	7,485,142
Cardinal Health, Inc.	31,782	3,005,624
Chemed Corp.	2,524	1,367,175
DaVita HealthCare Partners, Inc. (a)	12,988	1,304,904
Encompass Health Corp.	1,621	109,758
Molina Healthcare, Inc. (a)	7,562	2,277,977
		16,577,923
Health Care Technology - 1.1%
Certara, Inc. (a)	10,397	189,329
Doximity, Inc. (a)(b)	11,408	388,100
Veeva Systems, Inc. Class A (a)	34,851	6,891,088
		7,468,517
Life Sciences Tools & Services - 6.2%
10X Genomics, Inc. (a)	22,080	1,232,947
Agilent Technologies, Inc.	57,782	6,948,286
Bio-Techne Corp.	35,301	2,881,621
Bruker Corp.	25,541	1,887,991
ICON PLC (a)	2,922	731,084
Illumina, Inc. (a)	11,339	2,125,949
IQVIA Holdings, Inc. (a)	41,130	9,244,790
Maravai LifeSciences Holdings, Inc. (a)	15,298	190,154
Medpace Holdings, Inc. (a)	5,603	1,345,673
Mettler-Toledo International, Inc. (a)	5,241	6,874,305
Sotera Health Co. (a)	16,695	314,534
Waters Corp. (a)	14,090	3,755,549
West Pharmaceutical Services, Inc.	17,808	6,811,026
		44,343,909
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (a)	7,606	942,916
TOTAL HEALTH CARE		154,887,337
INDUSTRIALS - 19.8%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	16,735	3,265,333
BWX Technologies, Inc.	3,754	268,674
HEICO Corp.	9,823	1,738,082
HEICO Corp. Class A	17,259	2,426,615
Spirit AeroSystems Holdings, Inc. Class A (b)	2,618	76,419
TransDigm Group, Inc.	2,132	1,906,370
		9,681,493
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	21,542	2,032,488
Expeditors International of Washington, Inc.	4,994	604,923
		2,637,411
Building Products - 1.3%
A.O. Smith Corp.	3,158	229,839
Advanced Drain Systems, Inc. (b)	14,981	1,704,538
Allegion PLC	19,525	2,343,391
Armstrong World Industries, Inc.	3,143	230,885
Trane Technologies PLC	16,167	3,092,100
Trex Co., Inc. (a)	26,121	1,712,493
		9,313,246
Commercial Services & Supplies - 3.3%
Cintas Corp.	18,559	9,225,308
Copart, Inc. (a)	103,245	9,416,976
MSA Safety, Inc.	1,498	260,592
RB Global, Inc.	33,425	2,005,500
Rollins, Inc. (b)	53,179	2,277,657
Tetra Tech, Inc.	2,307	377,748
		23,563,781
Construction & Engineering - 0.4%
EMCOR Group, Inc.	3,901	720,827
Quanta Services, Inc.	9,096	1,786,909
Valmont Industries, Inc.	331	96,338
Willscot Mobile Mini Holdings (a)	11,920	569,657
		3,173,731
Electrical Equipment - 1.7%
ChargePoint Holdings, Inc. Class A (a)(b)	67,238	591,022
Hubbell, Inc. Class B	5,877	1,948,578
Rockwell Automation, Inc.	27,653	9,110,281
Vertiv Holdings Co.	5,676	140,595
		11,790,476
Ground Transportation - 1.7%
Avis Budget Group, Inc. (a)	1,690	386,452
J.B. Hunt Transport Services, Inc.	3,901	706,198
Landstar System, Inc.	6,846	1,318,129
Lyft, Inc. (a)	73,739	707,157
Old Dominion Freight Lines, Inc. (b)	22,101	8,171,845
Saia, Inc. (a)	703	240,714
U-Haul Holding Co.	816	45,141
U-Haul Holding Co. (non-vtg.)	7,472	378,606
		11,954,242
Machinery - 1.3%
Allison Transmission Holdings, Inc.	2,122	119,808
Donaldson Co., Inc.	12,083	755,308
Graco, Inc.	16,439	1,419,508
IDEX Corp.	1,473	317,078
Lincoln Electric Holdings, Inc.	12,552	2,493,204
Otis Worldwide Corp.	5,869	522,400
Toro Co.	25,036	2,544,909
Xylem, Inc.	6,790	764,690
		8,936,905
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	57,965	1,039,892
Delta Air Lines, Inc.	7,873	374,282
		1,414,174
Professional Services - 5.6%
Booz Allen Hamilton Holding Corp. Class A	31,286	3,491,518
Broadridge Financial Solutions, Inc.	23,575	3,904,727
Ceridian HCM Holding, Inc. (a)(b)	3,051	204,325
CoStar Group, Inc. (a)	41,833	3,723,137
Equifax, Inc.	20,291	4,774,472
FTI Consulting, Inc. (a)	1,481	281,686
Genpact Ltd.	10,736	403,352
KBR, Inc. (b)	11,841	770,375
Paychex, Inc.	77,551	8,675,630
Paycom Software, Inc.	12,426	3,991,728
Paycor HCM, Inc. (a)(b)	6,086	144,056
Paylocity Holding Corp. (a)	10,102	1,864,122
Verisk Analytics, Inc.	34,339	7,761,644
		39,990,772
Trading Companies & Distributors - 2.5%
Fastenal Co.	102,923	6,071,428
Ferguson PLC	2,681	421,748
SiteOne Landscape Supply, Inc. (a)	3,442	576,053
United Rentals, Inc.	3,384	1,507,132
W.W. Grainger, Inc.	10,742	8,471,034
Watsco, Inc.	1,988	758,362
		17,805,757
TOTAL INDUSTRIALS		140,261,988
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 0.0%
Ubiquiti, Inc. (b)	843	148,157
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. Class A	70,590	5,996,621
CDW Corp.	30,639	5,622,257
Jabil, Inc.	19,537	2,108,628
Keysight Technologies, Inc. (a)	10,931	1,830,396
National Instruments Corp.	24,643	1,414,508
Vontier Corp.	12,650	407,457
Zebra Technologies Corp. Class A (a)	2,216	655,559
		18,035,426
IT Services - 3.5%
Cloudflare, Inc. (a)(b)	69,199	4,523,539
EPAM Systems, Inc. (a)	13,377	3,006,481
Gartner, Inc. (a)	18,471	6,470,576
Globant SA (a)	9,916	1,782,104
GoDaddy, Inc. (a)	22,477	1,688,697
MongoDB, Inc. Class A (a)	15,805	6,495,697
Okta, Inc. (a)	2,312	160,337
Twilio, Inc. Class A (a)	6,719	427,463
VeriSign, Inc. (a)	1,154	260,769
		24,815,663
Semiconductors & Semiconductor Equipment - 3.9%
Allegro MicroSystems LLC (a)(b)	16,079	725,806
Enphase Energy, Inc. (a)	32,020	5,362,710
Entegris, Inc. (b)	1,868	207,012
Lattice Semiconductor Corp. (a)	32,769	3,148,118
Microchip Technology, Inc.	92,295	8,268,709
Monolithic Power Systems, Inc.	10,918	5,898,231
Teradyne, Inc.	31,236	3,477,504
Universal Display Corp.	5,079	732,036
		27,820,126
Software - 10.9%
Alteryx, Inc. Class A (a)(b)	14,728	668,651
ANSYS, Inc. (a)	17,230	5,690,552
AppLovin Corp. (a)(b)	14,081	362,304
Bentley Systems, Inc. Class B (b)	42,849	2,323,701
Confluent, Inc. (a)(b)	44,513	1,571,754
Crowdstrike Holdings, Inc. (a)	50,660	7,440,434
Datadog, Inc. Class A (a)	65,715	6,465,042
DocuSign, Inc. (a)	48,660	2,486,039
DoubleVerify Holdings, Inc. (a)	27,044	1,052,552
Dropbox, Inc. Class A (a)	55,988	1,493,200
Dynatrace, Inc. (a)	52,576	2,706,087
Elastic NV (a)	18,705	1,199,365
Fair Isaac Corp. (a)	5,831	4,718,504
Five9, Inc. (a)	17,101	1,409,977
Gen Digital, Inc.	20,789	385,636
GitLab, Inc. (a)	11,754	600,747
HashiCorp, Inc. (a)	15,275	399,900
HubSpot, Inc. (a)	10,988	5,846,605
Informatica, Inc. (a)(b)	796	14,726
Manhattan Associates, Inc. (a)	14,825	2,963,221
nCino, Inc. (a)(b)	1,471	44,307
New Relic, Inc. (a)	13,244	866,687
Nutanix, Inc. Class A (a)	13,428	376,655
Palantir Technologies, Inc. (a)	450,777	6,910,411
Pegasystems, Inc.	10,084	497,141
Procore Technologies, Inc. (a)(b)	18,877	1,228,326
PTC, Inc. (a)(b)	13,681	1,946,806
RingCentral, Inc. (a)	20,519	671,587
SentinelOne, Inc. (a)(b)	6,110	92,261
Smartsheet, Inc. (a)	30,175	1,154,496
Splunk, Inc. (a)	38,726	4,108,441
Teradata Corp. (a)	24,460	1,306,409
Tyler Technologies, Inc. (a)(b)	7,571	3,153,094
UiPath, Inc. Class A (a)(b)	69,302	1,148,334
Unity Software, Inc. (a)(b)	27,240	1,182,761
Zscaler, Inc. (a)	20,997	3,071,861
		77,558,574
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	42,416	1,302,595
NetApp, Inc.	20,478	1,564,519
Pure Storage, Inc. Class A (a)	52,902	1,947,852
		4,814,966
TOTAL INFORMATION TECHNOLOGY		153,192,912
MATERIALS - 1.3%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	5,694	186,820
FMC Corp.	4,476	467,026
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	33,096	61,559
PPG Industries, Inc.	14,178	2,102,597
RPM International, Inc.	5,843	524,292
The Scotts Miracle-Gro Co. Class A (b)	9,929	622,449
		3,964,743
Construction Materials - 0.4%
Eagle Materials, Inc.	5,649	1,053,087
Vulcan Materials Co.	7,014	1,581,236
		2,634,323
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	32,146	120,869
Avery Dennison Corp.	6,390	1,097,802
Graphic Packaging Holding Co.	39,180	941,495
Sealed Air Corp. (b)	19,120	764,800
		2,924,966
TOTAL MATERIALS		9,524,032
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equity Lifestyle Properties, Inc.	13,976	934,855
Extra Space Storage, Inc.	1,858	276,563
Iron Mountain, Inc.	34,490	1,959,722
Lamar Advertising Co. Class A	16,115	1,599,414
SBA Communications Corp. Class A	2,610	604,894
Simon Property Group, Inc.	17,024	1,965,932
Sun Communities, Inc.	6,446	840,945
UDR, Inc.	4,420	189,883
		8,372,208
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	98,186	2,035,396
Vistra Corp.	26,278	689,798
		2,725,194
TOTAL COMMON STOCKS (Cost $617,796,302)		706,588,852

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $99,031)	100,000	99,059

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	1,930,447	1,930,833
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	25,695,394	25,697,964
TOTAL MONEY MARKET FUNDS (Cost $27,628,797)		27,628,797

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $645,524,130)	734,316,708
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(24,801,536)
NET ASSETS - 100.0%	709,515,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Sep 2023	2,379,690	56,095	56,095

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,059.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	576,947	164,819,253	163,465,367	90,994	-	-	1,930,833	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	20,271,725	195,421,908	189,995,669	179,924	-	-	25,697,964	0.1%
Total	20,848,672	360,241,161	353,461,036	270,918	-	-	27,628,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	30,471,885	30,471,885	-	-
Consumer Discretionary	90,501,816	90,501,816	-	-
Consumer Staples	21,825,829	21,825,829	-	-
Energy	25,664,882	25,664,882	-	-
Financials	69,160,769	69,160,769	-	-
Health Care	154,887,337	154,887,337	-	-
Industrials	140,261,988	140,261,988	-	-
Information Technology	153,192,912	153,192,912	-	-
Materials	9,524,032	9,524,032	-	-
Real Estate	8,372,208	8,372,208	-	-
Utilities	2,725,194	2,725,194	-	-

U.S. Government and Government Agency Obligations	99,059	-	99,059	-

Money Market Funds	27,628,797	27,628,797	-	-
Total Investments in Securities:	734,316,708	734,217,649	99,059	-
Derivative Instruments:

Assets
Futures Contracts	56,095	56,095	-	-
Total Assets	56,095	56,095	-	-
Total Derivative Instruments:	56,095	56,095	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	56,095	0
Total Equity Risk	56,095	0
Total Value of Derivatives	56,095	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value (including securities loaned of $25,385,469) - See accompanying schedule:
Unaffiliated issuers (cost $617,895,333)	$706,687,911
Fidelity Central Funds (cost $27,628,797)	27,628,797

Total Investment in Securities (cost $645,524,130)		$734,316,708
Segregated cash with brokers for derivative instruments		26,138
Receivable for fund shares sold		12,099,775
Dividends receivable		198,354
Distributions receivable from Fidelity Central Funds		23,114
Receivable for daily variation margin on futures contracts		13,236
Total assets		746,677,325
Liabilities
Payable for investments purchased	$10,618,813
Payable for fund shares redeemed	817,322
Accrued management fee	28,054
Collateral on securities loaned	25,697,964
Total Liabilities		37,162,153
Net Assets		$709,515,172
Net Assets consist of:
Paid in capital		$690,439,554
Total accumulated earnings (loss)		19,075,618
Net Assets		$709,515,172
Net Asset Value , offering price and redemption price per share ($709,515,172 ÷ 28,249,406 shares)		$25.12

Statement of Operations
		Year ended June 30, 2023
Investment Income
Dividends		$4,641,300
Interest		3,370
Income from Fidelity Central Funds (including $179,924 from security lending)		270,918
Total Income		4,915,588
Expenses
Management fee	$285,057
Independent trustees' fees and expenses	1,882
Interest	2,602
Total expenses before reductions	289,541
Expense reductions	(873)
Total expenses after reductions		288,668
Net Investment income (loss)		4,626,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,061,023
Futures contracts	237,260
Total net realized gain (loss)		19,298,283
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	92,614,306
Futures contracts	53,301
Total change in net unrealized appreciation (depreciation)		92,667,607
Net gain (loss)		111,965,890
Net increase (decrease) in net assets resulting from operations		$116,592,810

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,626,920	$4,081,538
Net realized gain (loss)	19,298,283	(85,689,263)
Change in net unrealized appreciation (depreciation)	92,667,607	(151,835,524)
Net increase (decrease) in net assets resulting from operations	116,592,810	(233,443,249)
Distributions to shareholders	(4,150,490)	(40,696,927)

Share transactions
Proceeds from sales of shares	300,411,658	459,206,091
Reinvestment of distributions	2,724,805	25,822,157
Cost of shares redeemed	(163,391,944)	(407,072,810)

Net increase (decrease) in net assets resulting from share transactions	139,744,519	77,955,438
Total increase (decrease) in net assets	252,186,839	(196,184,738)

Net Assets
Beginning of period	457,328,333	653,513,071
End of period	$709,515,172	$457,328,333

Other Information
Shares
Sold	13,089,461	16,475,807
Issued in reinvestment of distributions	120,408	868,015
Redeemed	(7,201,423)	(16,131,262)
Net increase (decrease)	6,008,446	1,212,560

Fidelity® Mid Cap Growth Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$20.56	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.17	.13	.15
Net realized and unrealized gain (loss)	4.56	(8.78)	9.34	1.62
Total from investment operations	4.74	(8.61)	9.47	1.77
Distributions from net investment income	(.18)	(.12)	(.10)	(.06)
Distributions from net realized gain	-	(1.79)	-	- D
Total distributions	(.18)	(1.91)	(.10)	(.06)
Net asset value, end of period	$25.12	$20.56	$31.08	$21.71
Total Return E,F	23.13%	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05%	.05% I
Net investment income (loss)	.81%	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$709,515	$457,328	$653,513	$208,955
Portfolio turnover rate J	46%	62%	54%	109% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Mid Cap Value Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® Mid Cap Value Index Fund	10.56%	7.38%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Fidelity® Mid Cap Value Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 19.59% for the 12 months ending June 30, 2023, according to the S&P 500 ® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. U.S. large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies concentrated in the information technology and communication services sectors, largely due to exuberance related to artificial intelligence. Aggressive monetary tightening by major central banks, including the U.S. Federal Reserve, continued amid signs of consistent pressure on core inflation, a closely watched measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 10 times, by 5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came in early May, a third consecutive raise of a stepped down 25 basis points. In June, the Fed held interest rates steady and signaled it was prepared to raise rates next month if the economy and inflation don't cool more. The S&P 500 ® gained 6.61% for the month, raising hopes for a "soft landing" of the economy and bringing the index's year-to-date result to 16.89%. June saw the long-awaited return of market breadth and lower dispersion. Smaller-cap stocks had a particularly strong month, achieving the best result for the category since January. For the full 12 months, value stocks (+19.99%) topped growth (+18.25%). All 11 sectors in the index gained strongly over the period. Information technology (+42%), consumer discretionary and industrials (+25% each) led, while real estate and utilities (-4% each) lagged most.
Comments from the Geode Capital Management team:
For the fiscal year ending June 30, 2023, the fund's performance was roughly in line with the 10.50% advance of the benchmark Russell Midcap® Value Index. By sector, industrials rose roughly 34% and contributed most, driven by the capital goods industry (+42%). Consumer discretionary, which gained about 24%, also helped. The information technology sector rose approximately 15%. Materials gained 11%, energy advanced 11%, and health care advanced about 7%, benefiting from the health care equipment & services industry (+20%). In contrast, stocks in the real estate sector returned approximately -2% and detracted most. Turning to individual stocks, the top contributor was Paccar (+59%), from the capital goods segment, followed by Nucor (+59%), within the materials sector. In capital goods, Parker Hannifin advanced 61% and Lennar (+81%) from the consumer durables & apparel industry also helped. Royal Caribbean Cruises, within the consumer services group, rose roughly 198% and boosted the fund. In contrast, the biggest individual detractor was Rivian Automotive (-35%), from the automobiles & components category, followed by Tyson Foods (-39%), which is in the food, beverage & tobacco industry. Within materials, International Flavors & Fragra returned -31% and hurt. Other detractors were Lumen Technologies (-83%), a stock in the telecommunication services category, and Vf (-54%), from the consumer durables & apparel segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Value Index Fund
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Marvell Technology, Inc.	0.7
Parker Hannifin Corp.	0.7
Phillips 66 Co.	0.6
Arthur J. Gallagher & Co.	0.6
PACCAR, Inc.	0.6
AFLAC, Inc.	0.6
Carrier Global Corp.	0.6
Nucor Corp.	0.6
Biogen, Inc.	0.6
Corteva, Inc.	0.6
6.2

Market Sectors (% of Fund's net assets)

Industrials	19.1
Financials	16.0
Real Estate	10.1
Information Technology	9.7
Consumer Discretionary	9.4
Materials	7.8
Health Care	7.6
Utilities	7.5
Energy	5.0
Consumer Staples	4.2
Communication Services	3.4

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Mid Cap Value Index Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	29,067	541,809
Iridium Communications, Inc.	946	58,766
		600,575
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	61,609	271,080
Electronic Arts, Inc.	32,504	4,215,769
Liberty Media Corp. Liberty Formula One:
Class A (a)	2,528	170,943
Series C (a)	23,255	1,750,636
Live Nation Entertainment, Inc. (a)	14,362	1,308,522
Madison Square Garden Sports Corp.	2,207	415,026
Playtika Holding Corp. (a)	100	1,160
Roku, Inc. Class A (a)	12,798	818,560
Take-Two Interactive Software, Inc. (a)	19,562	2,878,744
Warner Bros Discovery, Inc. (a)	261,389	3,277,818
		15,108,258
Interactive Media & Services - 0.1%
IAC, Inc. (a)	9,126	573,113
Match Group, Inc. (a)	3,275	137,059
TripAdvisor, Inc. (a)	13,135	216,596
Zoominfo Technologies, Inc. (a)	17,887	454,151
		1,380,919
Media - 1.4%
Cable One, Inc.	622	408,704
DISH Network Corp. Class A (a)(b)	29,399	193,739
Fox Corp.:
Class A (b)	34,673	1,178,882
Class B	15,941	508,358
Interpublic Group of Companies, Inc.	45,716	1,763,723
Liberty Broadband Corp.:
Class A (a)	1,664	132,671
Class C (a)	10,835	867,992
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	8,843	290,139
Series C (a)	18,208	595,948
News Corp.:
Class A	45,178	880,971
Class B	13,752	271,189
Nexstar Broadcasting Group, Inc. Class A	2,669	444,522
Omnicom Group, Inc.	23,400	2,226,510
Paramount Global:
Class A (b)	1,172	21,752
Class B	68,286	1,086,430
Sirius XM Holdings, Inc. (b)	76,508	346,581
The New York Times Co. Class A	19,139	753,694
		11,971,805
TOTAL COMMUNICATION SERVICES		29,061,557
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.8%
Aptiv PLC (a)	32,112	3,278,314
BorgWarner, Inc.	27,664	1,353,046
Gentex Corp.	27,784	812,960
Lear Corp.	6,962	999,395
QuantumScape Corp. Class A (a)(b)	34,608	276,518
		6,720,233
Automobiles - 0.3%
Harley-Davidson, Inc.	15,555	547,692
Lucid Group, Inc. Class A (a)(b)	88,458	609,476
Rivian Automotive, Inc. (a)(b)	61,169	1,019,076
Thor Industries, Inc.	6,071	628,349
		2,804,593
Broadline Retail - 0.6%
eBay, Inc.	59,446	2,656,642
Etsy, Inc. (a)	6,397	541,250
Kohl's Corp.	13,123	302,485
Macy's, Inc.	32,123	515,574
Nordstrom, Inc.	13,548	277,328
Ollie's Bargain Outlet Holdings, Inc. (a)	4,968	287,796
		4,581,075
Distributors - 0.6%
Genuine Parts Co.	16,637	2,815,480
LKQ Corp.	31,590	1,840,749
		4,656,229
Diversified Consumer Services - 0.2%
ADT, Inc.	24,956	150,485
Bright Horizons Family Solutions, Inc. (a)(b)	5,973	552,204
Grand Canyon Education, Inc. (a)	2,586	266,901
H&R Block, Inc.	6,347	202,279
Mister Car Wash, Inc. (a)(b)	8,890	85,789
Service Corp. International	11,214	724,312
		1,981,970
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	27,762	1,195,154
Boyd Gaming Corp.	8,722	605,045
Caesars Entertainment, Inc. (a)	14,408	734,376
Carnival Corp. (a)(b)	117,882	2,219,718
Darden Restaurants, Inc.	7,630	1,274,820
Doordash, Inc. (a)	7,777	594,318
Expedia, Inc. (a)	4,571	500,022
Hilton Worldwide Holdings, Inc.	16,529	2,405,796
Hyatt Hotels Corp. Class A	5,522	632,711
Marriott Vacations Worldwide Corp.	4,336	532,114
MGM Resorts International	35,562	1,561,883
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,032	827,957
Penn Entertainment, Inc. (a)	18,199	437,322
Planet Fitness, Inc. (a)	5,293	356,960
Royal Caribbean Cruises Ltd. (a)	19,406	2,013,178
Travel+Leisure Co.	4,822	194,519
Vail Resorts, Inc.	4,272	1,075,519
Wyndham Hotels & Resorts, Inc.	9,252	634,410
Wynn Resorts Ltd.	11,566	1,221,485
Yum! Brands, Inc.	4,058	562,236
		19,579,543
Household Durables - 2.3%
D.R. Horton, Inc.	36,920	4,492,795
Garmin Ltd.	18,225	1,900,685
Leggett & Platt, Inc.	15,731	465,952
Lennar Corp.:
Class A	29,519	3,699,026
Class B	1,617	182,689
Mohawk Industries, Inc. (a)	6,267	646,504
Newell Brands, Inc.	45,172	392,996
NVR, Inc. (a)	319	2,025,848
PulteGroup, Inc.	26,310	2,043,761
Tempur Sealy International, Inc.	15,763	631,623
Toll Brothers, Inc.	13,089	1,034,947
TopBuild Corp. (a)	3,511	933,996
Whirlpool Corp. (b)	6,342	943,626
		19,394,448
Leisure Products - 0.4%
Brunswick Corp.	7,732	669,900
Hasbro, Inc.	15,492	1,003,417
Mattel, Inc. (a)	41,725	815,307
Polaris, Inc.	5,828	704,780
		3,193,404
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	7,050	495,615
AutoNation, Inc. (a)	3,616	595,230
Bath & Body Works, Inc.	27,164	1,018,650
Best Buy Co., Inc.	19,937	1,633,837
CarMax, Inc. (a)(b)	17,679	1,479,732
Dick's Sporting Goods, Inc.	6,597	872,057
GameStop Corp. Class A (b)	31,751	769,962
Gap, Inc.	23,078	206,087
Lithia Motors, Inc. Class A (sub. vtg.)	3,208	975,585
Murphy U.S.A., Inc.	124	38,578
Penske Automotive Group, Inc. (b)	2,384	397,246
Petco Health & Wellness Co., Inc. (a)(b)	9,734	86,633
RH (a)	1,614	531,958
Ross Stores, Inc.	2,672	299,611
Valvoline, Inc.	15,034	563,925
Victoria's Secret & Co. (a)	5,144	89,660
Wayfair LLC Class A (a)(b)	6,348	412,683
Williams-Sonoma, Inc. (b)	6,726	841,692
		11,308,741
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	14,520	521,123
Carter's, Inc. (b)	4,364	316,826
Columbia Sportswear Co.	4,237	327,266
PVH Corp.	7,402	628,948
Ralph Lauren Corp.	4,822	594,553
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,124	796,430
Tapestry, Inc.	26,183	1,120,632
Under Armour, Inc.:
Class A (sub. vtg.) (a)	23,241	167,800
Class C (non-vtg.) (a)	21,033	141,131
VF Corp.	41,428	790,861
		5,405,570
TOTAL CONSUMER DISCRETIONARY		79,625,806
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	84	25,909
Brown-Forman Corp.:
Class A	388	26,411
Class B (non-vtg.)	5,298	353,800
Molson Coors Beverage Co. Class B	20,731	1,364,929
		1,771,049
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	45,150	985,173
BJ's Wholesale Club Holdings, Inc. (a)	10,313	649,822
Casey's General Stores, Inc.	3,779	921,623
Dollar Tree, Inc. (a)	24,741	3,550,334
Grocery Outlet Holding Corp. (a)(b)	11,238	343,995
Kroger Co.	77,420	3,638,740
Performance Food Group Co. (a)	9,640	580,714
U.S. Foods Holding Corp. (a)	26,864	1,182,016
Walgreens Boots Alliance, Inc.	84,978	2,421,023
		14,273,440
Food Products - 2.1%
Bunge Ltd.	17,711	1,671,033
Campbell Soup Co.	22,683	1,036,840
Conagra Brands, Inc. (b)	56,423	1,902,584
Darling Ingredients, Inc. (a)	18,790	1,198,614
Flowers Foods, Inc.	22,308	555,023
Freshpet, Inc. (a)(b)	3,930	258,633
Hormel Foods Corp.	34,332	1,380,833
Ingredion, Inc.	7,819	828,423
Kellogg Co. (b)	30,824	2,077,538
Lamb Weston Holdings, Inc.	966	111,042
McCormick & Co., Inc. (non-vtg.)	29,810	2,600,326
Pilgrim's Pride Corp. (a)	4,876	104,785
Post Holdings, Inc. (a)	6,351	550,314
Seaboard Corp.	30	106,822
The J.M. Smucker Co.	12,229	1,805,856
Tyson Foods, Inc. Class A	32,956	1,682,074
		17,870,740
Household Products - 0.1%
Church & Dwight Co., Inc.	3,016	302,294
Reynolds Consumer Products, Inc.	6,447	182,128
Spectrum Brands Holdings, Inc. (b)	4,766	371,986
		856,408
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	42,762	525,545
Olaplex Holdings, Inc. (a)	15,469	57,545
		583,090
TOTAL CONSUMER STAPLES		35,354,727
ENERGY - 5.0%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	120,198	3,799,459
Halliburton Co.	85,168	2,809,692
NOV, Inc.	46,509	746,004
TechnipFMC PLC (a)	52,053	865,121
		8,220,276
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream GP LP	26,807	310,961
Antero Resources Corp. (a)	33,523	772,035
APA Corp.	4,201	143,548
Chesapeake Energy Corp.	15,045	1,258,966
Coterra Energy, Inc.	89,809	2,272,168
Devon Energy Corp.	76,043	3,675,919
Diamondback Energy, Inc.	21,491	2,823,058
DT Midstream, Inc.	11,519	570,997
EQT Corp.	42,757	1,758,595
Hess Corp.	14,574	1,981,335
HF Sinclair Corp.	16,738	746,682
Marathon Oil Corp.	73,713	1,696,873
ONEOK, Inc.	50,107	3,092,604
Ovintiv, Inc. (b)	16,020	609,881
PDC Energy, Inc.	10,276	731,035
Phillips 66 Co.	54,684	5,215,760
Range Resources Corp.	27,753	815,938
Southwestern Energy Co. (a)	130,057	781,643
The Williams Companies, Inc. (b)	144,512	4,715,427
		33,973,425
TOTAL ENERGY		42,193,701
FINANCIALS - 16.0%
Banks - 2.8%
Bank OZK	13,082	525,373
BOK Financial Corp.	3,363	271,663
Citizens Financial Group, Inc.	57,255	1,493,210
Columbia Banking Systems, Inc.	24,684	500,592
Comerica, Inc.	15,595	660,604
Commerce Bancshares, Inc.	13,534	659,106
Cullen/Frost Bankers, Inc.	7,013	754,108
East West Bancorp, Inc.	16,643	878,584
Fifth Third Bancorp	80,500	2,109,905
First Citizens Bancshares, Inc.	1,147	1,472,117
First Hawaiian, Inc.	15,102	271,987
First Horizon National Corp.	63,343	713,876
FNB Corp., Pennsylvania	42,446	485,582
Huntington Bancshares, Inc.	170,577	1,838,820
KeyCorp	110,448	1,020,540
M&T Bank Corp.	19,618	2,427,924
New York Community Bancorp, Inc.	84,418	948,858
Nu Holdings Ltd. (a)	86,186	680,008
Pinnacle Financial Partners, Inc.	8,933	506,054
Popular, Inc.	8,354	505,584
Prosperity Bancshares, Inc.	10,312	582,422
Regions Financial Corp.	110,829	1,974,973
Synovus Financial Corp.	17,169	519,362
Webster Financial Corp.	20,565	776,329
Western Alliance Bancorp. (b)	12,836	468,129
Wintrust Financial Corp.	7,222	524,462
Zions Bancorp NA	17,275	464,007
		24,034,179
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	4,225	633,285
Bank of New York Mellon Corp.	93,760	4,174,195
Blue Owl Capital, Inc. Class A	45,149	525,986
Carlyle Group LP (b)	25,007	798,974
Cboe Global Markets, Inc.	12,476	1,721,813
Coinbase Global, Inc. (a)(b)	19,766	1,414,257
Evercore, Inc. Class A	4,226	522,291
Franklin Resources, Inc.	33,749	901,436
Houlihan Lokey	5,465	537,264
Interactive Brokers Group, Inc.	11,832	982,884
Invesco Ltd.	43,967	739,085
Janus Henderson Group PLC	15,892	433,057
Jefferies Financial Group, Inc.	23,814	789,910
KKR & Co. LP	57,777	3,235,512
Lazard Ltd. Class A	12,995	415,840
MSCI, Inc.	4,612	2,164,365
NASDAQ, Inc.	40,515	2,019,673
Northern Trust Corp.	24,299	1,801,528
Raymond James Financial, Inc.	23,181	2,405,492
Robinhood Markets, Inc. (a)	78,701	785,436
SEI Investments Co.	12,060	719,017
State Street Corp.	39,592	2,897,343
Stifel Financial Corp.	12,163	725,766
T. Rowe Price Group, Inc.	26,165	2,931,003
TPG, Inc. (b)	5,410	158,297
Tradeweb Markets, Inc. Class A	8,898	609,335
Virtu Financial, Inc. Class A	10,610	181,325
XP, Inc. Class A (a)	36,118	847,328
		36,071,697
Consumer Finance - 1.0%
Ally Financial, Inc.	32,072	866,265
Credit Acceptance Corp. (a)(b)	760	386,027
Discover Financial Services	30,067	3,513,329
OneMain Holdings, Inc.	13,317	581,820
SLM Corp.	17,340	282,989
SoFi Technologies, Inc. (a)(b)	108,760	907,058
Synchrony Financial	50,600	1,716,352
		8,253,840
Financial Services - 1.7%
Affirm Holdings, Inc. (a)(b)	25,830	395,974
Block, Inc. Class A (a)	40,394	2,689,029
Corebridge Financial, Inc.	17,562	310,145
Euronet Worldwide, Inc. (a)	2,813	330,162
Fidelity National Information Services, Inc.	70,232	3,841,690
FleetCor Technologies, Inc. (a)	597	149,895
Global Payments, Inc.	31,034	3,057,470
Jack Henry & Associates, Inc.	5,889	985,406
MGIC Investment Corp.	34,104	538,502
Rocket Companies, Inc. (a)(b)	9,542	85,496
TFS Financial Corp.	5,957	74,879
The Western Union Co.	37,901	444,579
UWM Holdings Corp. Class A (b)	7,075	39,620
Voya Financial, Inc.	11,608	832,410
WEX, Inc. (a)	2,751	500,875
		14,276,132
Insurance - 5.8%
AFLAC, Inc.	71,425	4,985,465
Allstate Corp.	31,120	3,393,325
American Financial Group, Inc.	8,625	1,024,219
Arch Capital Group Ltd. (a)	36,450	2,728,283
Arthur J. Gallagher & Co. (b)	23,720	5,208,200
Assurant, Inc.	6,269	788,139
Assured Guaranty Ltd.	6,748	376,538
Axis Capital Holdings Ltd.	9,230	496,851
Brighthouse Financial, Inc. (a)	7,109	336,611
Brown & Brown, Inc.	17,154	1,180,881
Cincinnati Financial Corp.	18,208	1,772,003
CNA Financial Corp.	3,098	119,645
Everest Re Group Ltd.	4,342	1,484,356
Fidelity National Financial, Inc.	30,762	1,107,432
First American Financial Corp.	11,877	677,227
Globe Life, Inc.	10,523	1,153,531
Hanover Insurance Group, Inc.	4,214	476,308
Hartford Financial Services Group, Inc.	36,127	2,601,867
Kemper Corp. (b)	7,147	344,914
Lincoln National Corp.	18,031	464,479
Loews Corp.	22,449	1,333,022
Markel Group, Inc. (a)	1,558	2,154,994
Old Republic International Corp.	32,227	811,154
Primerica, Inc.	1,512	299,013
Principal Financial Group, Inc.	28,675	2,174,712
Prudential Financial, Inc. (b)	43,550	3,841,981
Reinsurance Group of America, Inc.	7,884	1,093,432
RenaissanceRe Holdings Ltd.	4,280	798,306
RLI Corp.	3,719	507,532
Unum Group	23,300	1,111,410
W.R. Berkley Corp.	25,225	1,502,401
White Mountains Insurance Group Ltd.	294	408,340
Willis Towers Watson PLC	11,063	2,605,337
		49,361,908
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	68,016	689,002
Annaly Capital Management, Inc.	58,562	1,171,826
Rithm Capital Corp.	56,937	532,361
Starwood Property Trust, Inc.	34,942	677,875
		3,071,064
TOTAL FINANCIALS		135,068,820
HEALTH CARE - 7.6%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	2,896	550,066
Biogen, Inc. (a)	17,093	4,868,941
BioMarin Pharmaceutical, Inc. (a)	19,572	1,696,501
Exact Sciences Corp. (a)	13,826	1,298,261
Exelixis, Inc. (a)	9,975	190,622
Horizon Therapeutics PLC (a)	3,086	317,395
Incyte Corp. (a)	5,735	357,004
Ionis Pharmaceuticals, Inc. (a)	2,348	96,338
Karuna Therapeutics, Inc. (a)	447	96,932
Mirati Therapeutics, Inc. (a)(b)	5,418	195,752
Repligen Corp. (a)	3,679	520,431
Roivant Sciences Ltd. (a)	1,561	15,735
United Therapeutics Corp. (a)	5,352	1,181,454
		11,385,432
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	59,967	2,732,097
Dentsply Sirona, Inc.	25,058	1,002,821
Enovis Corp. (a)	6,225	399,147
Envista Holdings Corp. (a)	19,403	656,598
Globus Medical, Inc. (a)	9,408	560,152
Hologic, Inc. (a)	28,818	2,333,393
ICU Medical, Inc. (a)(b)	2,400	427,656
Integra LifeSciences Holdings Corp. (a)	8,480	348,782
QuidelOrtho Corp. (a)	6,343	525,581
STERIS PLC	11,765	2,646,890
Tandem Diabetes Care, Inc. (a)	6,616	162,357
Teleflex, Inc. (b)	5,571	1,348,349
The Cooper Companies, Inc.	5,762	2,209,324
Zimmer Biomet Holdings, Inc.	24,913	3,627,333
		18,980,480
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	10,631	846,653
agilon health, Inc. (a)(b)	3,540	61,384
Amedisys, Inc. (a)	3,803	347,746
Cardinal Health, Inc.	14,933	1,412,214
Chemed Corp.	496	268,668
Encompass Health Corp.	10,907	738,513
Henry Schein, Inc. (a)	15,453	1,253,238
Laboratory Corp. of America Holdings	10,494	2,532,517
Molina Healthcare, Inc. (a)	3,124	941,074
Premier, Inc.	14,080	389,453
Quest Diagnostics, Inc.	13,283	1,867,058
R1 RCM, Inc.	18,152	334,904
Tenet Healthcare Corp. (a)	11,966	973,793
Universal Health Services, Inc. Class B	7,184	1,133,420
		13,100,635
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	9,037	164,564
Doximity, Inc. (a)(b)	7,275	247,496
Teladoc Health, Inc. (a)(b)	19,294	488,524
		900,584
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	6,549	787,517
Avantor, Inc. (a)	80,009	1,643,385
Azenta, Inc. (a)	8,087	377,501
Bio-Rad Laboratories, Inc. Class A (a)	2,491	944,388
Bio-Techne Corp.	1,053	85,956
Charles River Laboratories International, Inc. (a)	6,017	1,265,074
ICON PLC (a)	8,225	2,057,895
Illumina, Inc. (a)	13,167	2,468,681
IQVIA Holdings, Inc. (a)	1,599	359,407
Maravai LifeSciences Holdings, Inc. (a)	5,492	68,266
QIAGEN NV (a)	26,961	1,214,054
Revvity, Inc.	14,973	1,778,643
Sotera Health Co. (a)	3,482	65,601
Syneos Health, Inc. (a)	12,248	516,131
		13,632,499
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	21,325	924,652
Elanco Animal Health, Inc. (a)	58,059	584,074
Jazz Pharmaceuticals PLC (a)	3,493	433,027
Organon & Co.	30,272	629,960
Perrigo Co. PLC	16,017	543,777
Royalty Pharma PLC	44,027	1,353,390
Viatris, Inc.	141,851	1,415,673
		5,884,553
TOTAL HEALTH CARE		63,884,183
INDUSTRIALS - 19.1%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	8,985	643,056
Curtiss-Wright Corp.	4,527	831,429
HEICO Corp.	635	112,357
HEICO Corp. Class A	805	113,183
Hexcel Corp.	9,987	759,212
Howmet Aerospace, Inc.	44,979	2,229,159
Huntington Ingalls Industries, Inc.	4,646	1,057,430
Mercury Systems, Inc. (a)	5,886	203,597
Spirit AeroSystems Holdings, Inc. Class A	11,131	324,914
Textron, Inc.	23,874	1,614,599
TransDigm Group, Inc.	5,169	4,621,965
Woodward, Inc.	7,010	833,559
		13,344,460
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,017	284,654
Expeditors International of Washington, Inc.	15,773	1,910,583
GXO Logistics, Inc. (a)	13,869	871,251
		3,066,488
Building Products - 2.3%
A.O. Smith Corp.	12,992	945,558
Allegion PLC	782	93,856
Armstrong World Industries, Inc.	3,764	276,503
Builders FirstSource, Inc. (a)	15,101	2,053,736
Carlisle Companies, Inc.	6,008	1,541,232
Carrier Global Corp.	98,854	4,914,032
Fortune Brands Home & Security, Inc.	14,985	1,078,171
Hayward Holdings, Inc. (a)(b)	13,115	168,528
Lennox International, Inc.	3,790	1,235,805
Masco Corp.	26,665	1,530,038
Owens Corning	10,647	1,389,434
The AZEK Co., Inc. (a)	14,554	440,841
Trane Technologies PLC	19,049	3,643,312
		19,311,046
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,131	562,197
Clean Harbors, Inc. (a)	6,085	1,000,557
Driven Brands Holdings, Inc. (a)	7,380	199,703
MSA Safety, Inc.	3,628	631,127
RB Global, Inc.	5,069	304,140
Republic Services, Inc.	24,508	3,753,890
Stericycle, Inc. (a)	10,934	507,775
Tetra Tech, Inc.	5,144	842,279
		7,801,668
Construction & Engineering - 0.9%
AECOM	15,526	1,314,897
EMCOR Group, Inc.	3,636	671,860
MasTec, Inc. (a)(b)	7,370	869,439
MDU Resources Group, Inc.	23,946	501,429
Quanta Services, Inc.	12,568	2,468,984
Valmont Industries, Inc.	2,296	668,251
Willscot Mobile Mini Holdings (a)	17,442	833,553
		7,328,413
Electrical Equipment - 1.4%
Acuity Brands, Inc.	3,772	615,138
AMETEK, Inc.	27,289	4,417,543
Generac Holdings, Inc. (a)	7,211	1,075,376
Hubbell, Inc. Class B	3,457	1,146,203
nVent Electric PLC	19,503	1,007,720
Plug Power, Inc. (a)(b)	61,683	640,886
Regal Rexnord Corp.	7,842	1,206,884
Sensata Technologies, Inc. PLC	17,878	804,331
Sunrun, Inc. (a)(b)	25,054	447,464
Vertiv Holdings Co.	35,527	880,004
		12,241,549
Ground Transportation - 0.7%
Avis Budget Group, Inc. (a)(b)	1,592	364,043
Hertz Global Holdings, Inc. (a)	15,966	293,615
J.B. Hunt Transport Services, Inc.	7,835	1,418,370
Knight-Swift Transportation Holdings, Inc. Class A	18,508	1,028,304
Landstar System, Inc.	865	166,547
Old Dominion Freight Lines, Inc.	808	298,758
Ryder System, Inc.	5,448	461,936
Saia, Inc. (a)	2,802	959,433
Schneider National, Inc. Class B	6,503	186,766
U-Haul Holding Co. (b)	623	34,464
U-Haul Holding Co. (non-vtg.)	5,946	301,284
XPO, Inc. (a)	13,502	796,618
		6,310,138
Machinery - 6.1%
AGCO Corp.	7,419	975,005
Allison Transmission Holdings, Inc.	9,721	548,848
CNH Industrial NV	115,915	1,669,176
Crane Co.	5,696	507,628
Crane Nxt Co.	5,711	322,329
Cummins, Inc.	16,823	4,124,327
Donaldson Co., Inc.	8,409	525,647
Dover Corp.	16,545	2,442,869
ESAB Corp.	6,698	445,685
Flowserve Corp.	15,529	576,902
Fortive Corp.	41,953	3,136,826
Gates Industrial Corp. PLC (a)	14,063	189,569
Graco, Inc.	11,711	1,011,245
IDEX Corp.	8,241	1,773,958
Ingersoll Rand, Inc.	48,012	3,138,064
ITT, Inc.	9,792	912,712
Lincoln Electric Holdings, Inc.	430	85,411
Middleby Corp. (a)	6,304	931,920
Nordson Corp.	6,782	1,683,157
Oshkosh Corp.	7,725	668,908
Otis Worldwide Corp.	46,162	4,108,880
PACCAR, Inc.	60,839	5,089,182
Parker Hannifin Corp.	15,164	5,914,567
Pentair PLC	19,453	1,256,664
RBC Bearings, Inc. (a)	3,350	728,525
Snap-On, Inc.	6,173	1,778,997
Stanley Black & Decker, Inc.	18,157	1,701,492
Timken Co.	7,405	677,780
Westinghouse Air Brake Tech Co.	21,148	2,319,301
Xylem, Inc.	24,785	2,791,287
		52,036,861
Marine Transportation - 0.1%
Kirby Corp. (a)	7,070	544,037
Passenger Airlines - 1.2%
Alaska Air Group, Inc. (a)	14,858	790,148
American Airlines Group, Inc. (a)	48,447	869,139
Delta Air Lines, Inc.	72,254	3,434,955
Southwest Airlines Co.	70,513	2,553,276
United Airlines Holdings, Inc. (a)	38,747	2,126,048
		9,773,566
Professional Services - 2.1%
Broadridge Financial Solutions, Inc.	2,283	378,133
CACI International, Inc. Class A (a)	2,675	911,747
Ceridian HCM Holding, Inc. (a)(b)	15,982	1,070,315
Clarivate Analytics PLC (a)	55,878	532,517
Concentrix Corp.	5,213	420,950
CoStar Group, Inc. (a)	27,337	2,432,993
Dun & Bradstreet Holdings, Inc.	32,344	374,220
Equifax, Inc.	4,451	1,047,320
FTI Consulting, Inc. (a)	3,215	611,493
Genpact Ltd.	15,956	599,467
Jacobs Solutions, Inc.	14,921	1,773,958
KBR, Inc.	10,197	663,417
Leidos Holdings, Inc.	16,187	1,432,226
Manpower, Inc.	5,981	474,891
Paycor HCM, Inc. (a)(b)	3,556	84,171
Robert Half International, Inc.	12,467	937,768
Science Applications International Corp.	6,368	716,273
SS&C Technologies Holdings, Inc.	25,767	1,561,480
TransUnion Holding Co., Inc.	22,901	1,793,835
		17,817,174
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	12,256	512,914
Core & Main, Inc. (a)(b)	10,065	315,437
Fastenal Co.	17,004	1,003,066
Ferguson PLC	23,158	3,642,985
MSC Industrial Direct Co., Inc. Class A	5,453	519,562
SiteOne Landscape Supply, Inc. (a)	3,571	597,643
United Rentals, Inc.	6,470	2,881,544
Univar Solutions, Inc. (a)	18,390	659,098
Watsco, Inc.	2,956	1,127,625
WESCO International, Inc.	5,245	939,170
		12,199,044
TOTAL INDUSTRIALS		161,774,444
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 0.5%
Ciena Corp. (a)	17,582	747,059
F5, Inc. (a)	7,145	1,045,028
Juniper Networks, Inc.	37,738	1,182,332
Lumentum Holdings, Inc. (a)	8,112	460,194
Ubiquiti, Inc.	77	13,533
ViaSat, Inc. (a)(b)	8,543	352,484
		3,800,630
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	34,385	2,921,006
Arrow Electronics, Inc. (a)	6,791	972,675
Avnet, Inc.	10,762	542,943
CDW Corp.	932	171,022
Cognex Corp.	20,478	1,147,178
Coherent Corp. (a)(b)	14,129	720,296
Corning, Inc.	90,230	3,161,659
IPG Photonics Corp. (a)	3,560	483,519
Jabil, Inc.	5,712	616,496
Keysight Technologies, Inc. (a)	15,661	2,622,434
Littelfuse, Inc.	2,867	835,186
National Instruments Corp.	3,390	194,586
TD SYNNEX Corp.	4,936	463,984
Teledyne Technologies, Inc. (a)	5,526	2,271,794
Trimble, Inc. (a)	29,216	1,546,695
Vontier Corp.	12,232	393,993
Zebra Technologies Corp. Class A (a)	4,977	1,472,346
		20,537,812
IT Services - 1.5%
Akamai Technologies, Inc. (a)	18,249	1,640,038
Amdocs Ltd.	14,106	1,394,378
Cognizant Technology Solutions Corp. Class A	60,271	3,934,491
DXC Technology Co. (a)	26,923	719,383
GoDaddy, Inc. (a)	7,214	541,988
Kyndryl Holdings, Inc. (a)	24,344	323,288
Okta, Inc. (a)	16,670	1,156,065
Twilio, Inc. Class A (a)	16,762	1,066,398
VeriSign, Inc. (a)	10,168	2,297,663
		13,073,692
Semiconductors & Semiconductor Equipment - 2.8%
Cirrus Logic, Inc. (a)	6,553	530,859
Entegris, Inc.	16,789	1,860,557
First Solar, Inc. (a)	12,624	2,399,696
GlobalFoundries, Inc. (a)(b)	9,300	600,594
Marvell Technology, Inc.	101,402	6,061,792
Microchip Technology, Inc.	18,316	1,640,930
MKS Instruments, Inc.	7,868	850,531
ON Semiconductor Corp. (a)	51,158	4,838,524
Qorvo, Inc. (a)	11,817	1,205,689
Skyworks Solutions, Inc.	18,858	2,087,392
Teradyne, Inc.	3,091	344,121
Universal Display Corp.	3,039	438,011
Wolfspeed, Inc. (a)(b)	14,701	817,229
		23,675,925
Software - 1.6%
ANSYS, Inc. (a)	1,804	595,807
AppLovin Corp. (a)	20,098	517,122
Aspen Technology, Inc. (a)	3,313	555,292
Bentley Systems, Inc. Class B	1,667	90,401
Bill Holdings, Inc. (a)	12,162	1,421,130
Black Knight, Inc. (a)	18,381	1,097,897
CCC Intelligent Solutions Holdings, Inc. Class A (a)	23,890	267,807
Dolby Laboratories, Inc. Class A	7,025	587,852
Dropbox, Inc. Class A (a)	3,455	92,145
Gen Digital, Inc.	55,442	1,028,449
Guidewire Software, Inc. (a)	9,666	735,389
HashiCorp, Inc. (a)	3,484	91,211
Informatica, Inc. (a)(b)	4,655	86,118
nCino, Inc. (a)(b)	7,545	227,255
NCR Corp. (a)	15,151	381,805
Nutanix, Inc. Class A (a)	20,647	579,148
PTC, Inc. (a)	6,150	875,145
SentinelOne, Inc. (a)(b)	19,354	292,245
Tyler Technologies, Inc. (a)	1,206	502,263
UiPath, Inc. Class A (a)	10,394	172,229
Unity Software, Inc. (a)(b)	20,653	896,753
Zoom Video Communications, Inc. Class A (a)	29,320	1,990,242
		13,083,705
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	153,423	2,577,506
HP, Inc.	81,598	2,505,875
NetApp, Inc.	15,271	1,166,704
Pure Storage, Inc. Class A (a)	7,280	268,050
Western Digital Corp. (a)	37,888	1,437,092
		7,955,227
TOTAL INFORMATION TECHNOLOGY		82,126,991
MATERIALS - 7.8%
Chemicals - 3.9%
Albemarle Corp.	13,888	3,098,274
Ashland, Inc.	5,962	518,157
Axalta Coating Systems Ltd. (a)	23,419	768,377
Celanese Corp. Class A	11,719	1,357,060
CF Industries Holdings, Inc.	23,189	1,609,780
Corteva, Inc.	84,643	4,850,044
DuPont de Nemours, Inc.	54,476	3,891,765
Eastman Chemical Co.	14,057	1,176,852
Element Solutions, Inc.	26,498	508,762
FMC Corp.	12,602	1,314,893
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	165,688	308,180
Huntsman Corp.	20,732	560,179
International Flavors & Fragrances, Inc.	30,286	2,410,463
LyondellBasell Industries NV Class A	30,693	2,818,538
NewMarket Corp.	739	297,167
Olin Corp.	15,307	786,627
PPG Industries, Inc.	20,858	3,093,241
RPM International, Inc.	12,199	1,094,616
The Chemours Co. LLC	17,620	650,002
The Mosaic Co. (b)	39,247	1,373,645
Westlake Corp.	3,842	459,004
		32,945,626
Construction Materials - 0.7%
Eagle Materials, Inc.	1,449	270,123
Martin Marietta Materials, Inc.	7,324	3,381,418
Vulcan Materials Co.	12,260	2,763,894
		6,415,435
Containers & Packaging - 1.6%
Amcor PLC	175,515	1,751,640
Aptargroup, Inc.	7,754	898,378
Ardagh Group SA (a)	2,333	14,885
Ardagh Metal Packaging SA	1,216	4,572
Avery Dennison Corp.	6,425	1,103,815
Ball Corp.	36,541	2,127,052
Berry Global Group, Inc.	14,395	926,174
Crown Holdings, Inc.	12,579	1,092,738
Graphic Packaging Holding Co.	16,810	403,944
International Paper Co.	41,070	1,306,437
Packaging Corp. of America	10,493	1,386,755
Sealed Air Corp. (b)	7,633	305,320
Silgan Holdings, Inc.	9,917	465,008
Sonoco Products Co.	11,586	683,806
WestRock Co.	30,106	875,181
		13,345,705
Metals & Mining - 1.5%
Alcoa Corp.	21,072	714,973
Cleveland-Cliffs, Inc. (a)	60,254	1,009,857
MP Materials Corp. (a)	12,348	282,522
Nucor Corp.	29,870	4,898,083
Reliance Steel & Aluminum Co.	6,935	1,883,477
Royal Gold, Inc.	7,774	892,300
SSR Mining, Inc.	24,489	347,254
Steel Dynamics, Inc.	19,054	2,075,552
United States Steel Corp.	26,663	666,842
		12,770,860
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	7,628	571,947
TOTAL MATERIALS		66,049,573
REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Agree Realty Corp.	10,548	689,734
Alexandria Real Estate Equities, Inc.	20,344	2,308,841
American Homes 4 Rent Class A	39,487	1,399,814
Americold Realty Trust	32,016	1,034,117
Apartment Income (REIT) Corp.	17,627	636,158
AvalonBay Communities, Inc.	16,578	3,137,718
Boston Properties, Inc.	18,597	1,071,001
Brixmor Property Group, Inc.	35,475	780,450
Camden Property Trust (SBI)	12,303	1,339,428
Cousins Properties, Inc.	17,969	409,693
CubeSmart	26,521	1,184,428
Digital Realty Trust, Inc.	34,492	3,927,604
EastGroup Properties, Inc.	5,198	902,373
EPR Properties	8,813	412,448
Equity Lifestyle Properties, Inc.	14,179	948,433
Equity Residential (SBI)	44,251	2,919,238
Essex Property Trust, Inc.	7,572	1,774,120
Extra Space Storage, Inc.	14,880	2,214,888
Federal Realty Investment Trust (SBI)	9,584	927,444
First Industrial Realty Trust, Inc.	15,642	823,395
Gaming & Leisure Properties	29,848	1,446,434
Healthcare Trust of America, Inc.	45,029	849,247
Healthpeak Properties, Inc.	64,889	1,304,269
Highwoods Properties, Inc. (SBI)	12,359	295,504
Host Hotels & Resorts, Inc.	83,850	1,411,196
Invitation Homes, Inc.	72,500	2,494,000
Iron Mountain, Inc.	17,349	985,770
Kilroy Realty Corp.	13,853	416,837
Kimco Realty Corp.	71,751	1,414,930
Lamar Advertising Co. Class A	2,363	234,528
Life Storage, Inc.	10,070	1,338,907
Medical Properties Trust, Inc. (b)	70,363	651,561
Mid-America Apartment Communities, Inc.	13,770	2,091,112
National Storage Affiliates Trust	9,479	330,154
NNN (REIT), Inc.	21,510	920,413
Omega Healthcare Investors, Inc.	27,769	852,231
Park Hotels & Resorts, Inc.	26,080	334,346
Rayonier, Inc.	17,428	547,239
Realty Income Corp.	78,443	4,690,107
Regency Centers Corp.	20,188	1,247,013
Rexford Industrial Realty, Inc.	23,751	1,240,277
SBA Communications Corp. Class A	11,453	2,654,347
Simon Property Group, Inc.	30,110	3,477,103
Spirit Realty Capital, Inc.	16,696	657,488
Stag Industrial, Inc.	21,280	763,526
Sun Communities, Inc.	11,396	1,486,722
UDR, Inc.	36,736	1,578,179
Ventas, Inc.	47,395	2,240,362
VICI Properties, Inc.	119,109	3,743,596
Vornado Realty Trust	20,991	380,777
Welltower, Inc.	58,963	4,769,517
Weyerhaeuser Co.	86,883	2,911,449
WP Carey, Inc.	25,146	1,698,864
		80,299,330
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	36,752	2,966,254
Howard Hughes Corp. (a)	3,997	315,443
Jones Lang LaSalle, Inc. (a)	5,617	875,129
Zillow Group, Inc.:
Class A (a)	6,490	319,308
Class C (a)	18,378	923,678
		5,399,812
TOTAL REAL ESTATE		85,699,142
UTILITIES - 7.5%
Electric Utilities - 3.8%
Alliant Energy Corp. (b)	29,800	1,563,904
Avangrid, Inc. (b)	8,440	318,019
Constellation Energy Corp.	38,875	3,559,006
Edison International	44,842	3,114,277
Entergy Corp.	25,109	2,444,863
Evergy, Inc.	26,412	1,542,989
Eversource Energy	41,352	2,932,684
FirstEnergy Corp.	64,605	2,511,842
Hawaiian Electric Industries, Inc.	13,011	470,998
IDACORP, Inc.	5,981	613,651
NRG Energy, Inc.	27,364	1,023,140
OGE Energy Corp.	23,687	850,600
PG&E Corp. (a)	213,753	3,693,652
Pinnacle West Capital Corp.	13,425	1,093,601
PPL Corp.	87,565	2,316,970
Xcel Energy, Inc.	65,383	4,064,861
		32,115,057
Gas Utilities - 0.4%
Atmos Energy Corp.	17,097	1,989,065
National Fuel Gas Co.	10,526	540,615
UGI Corp.	24,760	667,777
		3,197,457
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	15,164	477,969
Clearway Energy, Inc.:
Class A	4,302	116,154
Class C	9,552	272,805
The AES Corp.	30,798	638,443
Vistra Corp.	31,553	828,266
		2,333,637
Multi-Utilities - 2.5%
Ameren Corp.	31,068	2,537,324
CenterPoint Energy, Inc.	74,863	2,182,256
CMS Energy Corp. (b)	34,497	2,026,699
Consolidated Edison, Inc.	41,183	3,722,943
DTE Energy Co.	24,444	2,689,329
NiSource, Inc.	49,029	1,340,943
Public Service Enterprise Group, Inc.	59,017	3,695,054
WEC Energy Group, Inc. (b)	37,445	3,304,147
		21,498,695
Water Utilities - 0.5%
American Water Works Co., Inc.	23,119	3,300,237
Essential Utilities, Inc.	28,783	1,148,730
		4,448,967
TOTAL UTILITIES		63,593,813
TOTAL COMMON STOCKS (Cost $704,313,863)		844,432,757

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $99,031)	100,000	99,059

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	596,337	596,456
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	44,018,345	44,022,747
TOTAL MONEY MARKET FUNDS (Cost $44,619,203)		44,619,203

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $749,032,097)	889,151,019
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(42,812,812)
NET ASSETS - 100.0%	846,338,207

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2023	1,850,870	26,904	26,904

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,059.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	137,431,652	136,835,196	73,419	-	-	596,456	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	23,207,975	194,456,455	173,641,683	514,617	-	-	44,022,747	0.2%
Total	23,207,975	331,888,107	310,476,879	588,036	-	-	44,619,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,061,557	29,061,557	-	-
Consumer Discretionary	79,625,806	79,625,806	-	-
Consumer Staples	35,354,727	35,354,727	-	-
Energy	42,193,701	42,193,701	-	-
Financials	135,068,820	135,068,820	-	-
Health Care	63,884,183	63,884,183	-	-
Industrials	161,774,444	161,774,444	-	-
Information Technology	82,126,991	82,126,991	-	-
Materials	66,049,573	66,049,573	-	-
Real Estate	85,699,142	85,699,142	-	-
Utilities	63,593,813	63,593,813	-	-

U.S. Government and Government Agency Obligations	99,059	-	99,059	-

Money Market Funds	44,619,203	44,619,203	-	-
Total Investments in Securities:	889,151,019	889,051,960	99,059	-
Derivative Instruments:

Assets
Futures Contracts	26,904	26,904	-	-
Total Assets	26,904	26,904	-	-
Total Derivative Instruments:	26,904	26,904	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,904	0
Total Equity Risk	26,904	0
Total Value of Derivatives	26,904	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value (including securities loaned of $43,583,370) - See accompanying schedule:
Unaffiliated issuers (cost $704,412,894)	$844,531,816
Fidelity Central Funds (cost $44,619,203)	44,619,203

Total Investment in Securities (cost $749,032,097)		$889,151,019
Segregated cash with brokers for derivative instruments		11,738
Cash		15,092
Receivable for fund shares sold		216,602
Dividends receivable		1,232,922
Distributions receivable from Fidelity Central Funds		40,061
Receivable for daily variation margin on futures contracts		11,550
Other receivables		6,349
Total assets		890,685,333
Liabilities
Payable for fund shares redeemed	$289,867
Accrued management fee	34,338
Other payables and accrued expenses	174
Collateral on securities loaned	44,022,747
Total Liabilities		44,347,126
Net Assets		$846,338,207
Net Assets consist of:
Paid in capital		$707,538,840
Total accumulated earnings (loss)		138,799,367
Net Assets		$846,338,207
Net Asset Value , offering price and redemption price per share ($846,338,207 ÷ 35,368,459 shares)		$23.93

Statement of Operations
		Year ended June 30, 2023
Investment Income
Dividends		$17,234,664
Interest		4,040
Income from Fidelity Central Funds (including $514,617 from security lending)		588,036
Total Income		17,826,740
Expenses
Management fee	$401,565
Independent trustees' fees and expenses	2,766
Interest	15,194
Total expenses before reductions	419,525
Expense reductions	(974)
Total expenses after reductions		418,551
Net Investment income (loss)		17,408,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,130,079
Futures contracts	14,682
Total net realized gain (loss)		1,144,761
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,951,372
Futures contracts	316
Total change in net unrealized appreciation (depreciation)		64,951,688
Net gain (loss)		66,096,449
Net increase (decrease) in net assets resulting from operations		$83,504,638

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,408,189	$16,663,664
Net realized gain (loss)	1,144,761	7,609,877
Change in net unrealized appreciation (depreciation)	64,951,688	(123,503,389)
Net increase (decrease) in net assets resulting from operations	83,504,638	(99,229,848)
Distributions to shareholders	(21,922,393)	(53,176,354)

Share transactions
Proceeds from sales of shares	250,959,317	411,832,421
Reinvestment of distributions	7,596,612	21,077,325
Cost of shares redeemed	(270,893,428)	(392,096,125)

Net increase (decrease) in net assets resulting from share transactions	(12,337,499)	40,813,621
Total increase (decrease) in net assets	49,244,746	(111,592,581)

Net Assets
Beginning of period	797,093,461	908,686,042
End of period	$846,338,207	$797,093,461

Other Information
Shares
Sold	10,842,771	16,157,682
Issued in reinvestment of distributions	327,643	830,362
Redeemed	(11,650,806)	(15,833,117)
Net increase (decrease)	(480,392)	1,154,927

Fidelity® Mid Cap Value Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$22.23	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.50	.43	.41	.46
Net realized and unrealized gain (loss)	1.82	(2.90)	8.69	(2.97)
Total from investment operations	2.32	(2.47)	9.10	(2.51)
Distributions from net investment income	(.45)	(.39)	(.27)	(.13)
Distributions from net realized gain	(.17)	(1.11)	-	-
Total distributions	(.62)	(1.49) D	(.27)	(.13)
Net asset value, end of period	$23.93	$22.23	$26.19	$17.36
Total Return E,F	10.56%	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05%	.05% I
Net investment income (loss)	2.17%	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$846,338	$797,093	$908,686	$249,744
Portfolio turnover rate J	30%	41%	32%	89% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Growth Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® Small Cap Growth Index Fund	18.78%	5.59%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Growth Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Growth Index performed over the same period.

Fidelity® Small Cap Growth Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 19.59% for the 12 months ending June 30, 2023, according to the S&P 500 ® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. U.S. large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies concentrated in the information technology and communication services sectors, largely due to exuberance related to artificial intelligence. Aggressive monetary tightening by major central banks, including the U.S. Federal Reserve, continued amid signs of consistent pressure on core inflation, a closely watched measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 10 times, by 5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came in early May, a third consecutive raise of a stepped down 25 basis points. In June, the Fed held interest rates steady and signaled it was prepared to raise rates next month if the economy and inflation don't cool more. The S&P 500 ® gained 6.61% for the month, raising hopes for a "soft landing" of the economy and bringing the index's year-to-date result to 16.89%. June saw the long-awaited return of market breadth and lower dispersion. Smaller-cap stocks had a particularly strong month, achieving the best result for the category since January. For the full 12 months, value stocks (+19.99%) topped growth (+18.25%). All 11 sectors in the index gained strongly over the period. Information technology (+42%), consumer discretionary and industrials (+25% each) led, while real estate and utilities (-4% each) lagged most.
Comments from the Geode Capital Management team:
For the fiscal year ending June 30, 2023, the fund gained 18.78%, just ahead of the 18.53% advance of the benchmark Russell 2000® Growth Index. By sector, industrials rose 26% and contributed most, driven by the capital goods industry (+34%). Health care, which gained roughly 19%, also helped. The information technology sector rose about 22%, consumer discretionary gained 22%, and energy advanced 20%. Other notable contributors included the consumer staples (+21%), materials (+16%), financials (+6%), and communication services (+6%) sectors. Conversely, stocks in the real estate sector returned -3% and detracted most. Utilities (0%) also hurt. Turning to individual stocks, the top contributor was Super Micro Computer (+521%), from the technology hardware & equipment category. In pharmaceuticals, biotechnology & life sciences, Prometheus Biosciences (+610%) was helpful and Celsius Holdings (+130%) from the food, beverage & tobacco segment also contributed. Axcelis Technologies, within the semiconductors & semiconductor equipment industry, rose approximately 235% and e.l.f. Beauty, within the household & personal products group, gained 272% and boosted the fund. Conversely, the biggest individual detractor was Semtech (-56%), from the semiconductors & semiconductor equipment category, followed by Servisfirst Bancshares (-48%), which is in the banks group. Within technology hardware & equipment, Rogers returned roughly -38% and hurt. Other detractors were Omnicell (-35%), a stock in the health care equipment & services industry, and Fate Therapeutics (-80%), from the pharmaceuticals, biotechnology & life sciences segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Growth Index Fund
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.0
SPS Commerce, Inc.	0.6
Rambus, Inc.	0.6
Novanta, Inc.	0.5
Championx Corp.	0.5
Atkore, Inc.	0.5
Axcelis Technologies, Inc.	0.5
Simpson Manufacturing Co. Ltd.	0.5
Intra-Cellular Therapies, Inc.	0.5
Comfort Systems U.S.A., Inc.	0.5
5.7

Market Sectors (% of Fund's net assets)

Health Care	23.6
Information Technology	20.9
Industrials	19.9
Consumer Discretionary	10.7
Financials	5.9
Energy	4.5
Materials	4.3
Consumer Staples	4.2
Communication Services	2.1
Utilities	1.6
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity® Small Cap Growth Index Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	7,161	226,932
AST SpaceMobile, Inc. (a)(b)	25,989	122,148
Bandwidth, Inc. (a)	2,333	31,915
Charge Enterprises, Inc. (a)	57,757	56,602
Cogent Communications Group, Inc.	11,764	791,600
Consolidated Communications Holdings, Inc. (a)	3,688	14,125
Globalstar, Inc. (a)(b)	263,625	284,715
IDT Corp. Class B (a)	5,122	132,404
Ooma, Inc. (a)	10,230	153,143
		1,813,584
Entertainment - 0.5%
Cinemark Holdings, Inc. (a)(b)	39,609	653,549
IMAX Corp. (a)	19,564	332,392
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	4,248	173,828
Class C (a)	16,245	643,627
Lions Gate Entertainment Corp.:
Class A (a)	17,580	155,231
Class B (a)	33,752	281,829
Loop Media, Inc. (a)	15,636	37,370
Madison Square Garden Entertainment Corp.	15,984	537,382
Vivid Seats, Inc. Class A (a)	3,384	26,801
		2,842,009
Interactive Media & Services - 0.9%
CarGurus, Inc. Class A (a)	42,217	955,371
Cars.com, Inc. (a)	28,826	571,331
Eventbrite, Inc. (a)	30,522	291,485
EverQuote, Inc. Class A (a)	8,300	53,950
Grindr, Inc. (a)	17,590	97,273
Liberty TripAdvisor Holdings, Inc. (a)	113	5,269
MediaAlpha, Inc. Class A (a)	9,138	94,213
Nextdoor Holdings, Inc. (a)	37,270	121,500
QuinStreet, Inc. (a)	22,289	196,812
Shutterstock, Inc.	10,692	520,380
Vimeo, Inc. (a)	8,434	34,748
Yelp, Inc. (a)	29,035	1,057,164
Ziff Davis, Inc. (a)	4,667	326,970
ZipRecruiter, Inc. (a)(b)	30,223	536,760
		4,863,226
Media - 0.3%
Boston Omaha Corp. (a)	698	13,136
Daily Journal Corp. (a)	107	30,953
E.W. Scripps Co. Class A (a)	12,019	109,974
Entravision Communication Corp. Class A	25,805	113,284
Gambling.com Group Ltd. (a)	4,572	46,817
Gray Television, Inc.	2,340	18,439
Integral Ad Science Holding Corp. (a)	16,476	296,238
Magnite, Inc. (a)	24,724	337,483
PubMatic, Inc. (a)	3,338	61,019
Sinclair, Inc. Class A (b)	2,413	33,348
TechTarget, Inc. (a)	11,345	353,170
Townsquare Media, Inc.	5,009	59,657
		1,473,518
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	2,590	44,056
TOTAL COMMUNICATION SERVICES		11,036,393
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.6%
Cooper-Standard Holding, Inc. (a)	2,242	31,971
Dorman Products, Inc. (a)	11,369	896,218
Fox Factory Holding Corp. (a)	18,434	2,000,273
Gentherm, Inc. (a)	14,300	808,093
LCI Industries (b)	4,039	510,368
Luminar Technologies, Inc. (a)(b)	117,684	809,666
Modine Manufacturing Co. (a)	14,286	471,724
Patrick Industries, Inc.	1,127	90,160
Stoneridge, Inc. (a)	2,112	39,811
Visteon Corp. (a)	12,156	1,745,723
XPEL, Inc. (a)	9,767	822,577
		8,226,584
Automobiles - 0.1%
Fisker, Inc. (a)(b)	85,075	479,823
LiveWire Group, Inc. (b)	4,727	55,826
Workhorse Group, Inc. (a)(b)	3,584	3,124
		538,773
Broadline Retail - 0.1%
Dillard's, Inc. Class A	1,568	511,607
Qurate Retail, Inc. (a)	745	6,184
		517,791
Diversified Consumer Services - 1.3%
2U, Inc. (a)	1,702	6,859
Carriage Services, Inc.	5,753	186,800
Chegg, Inc. (a)	44,361	393,926
Coursera, Inc. (a)	56,263	732,544
Duolingo, Inc. (a)	12,406	1,773,314
European Wax Center, Inc. (a)(b)	13,739	255,958
Frontdoor, Inc. (a)	35,639	1,136,884
Laureate Education, Inc. Class A	47,884	578,918
Nerdy, Inc. Class A (a)(b)	25,421	106,006
OneSpaWorld Holdings Ltd. (a)	31,735	383,994
Rover Group, Inc. Class A (a)	39,844	195,634
Stride, Inc. (a)	18,337	682,687
Udemy, Inc. (a)	37,274	399,950
Universal Technical Institute, Inc. (a)	2,508	17,330
		6,850,804
Hotels, Restaurants & Leisure - 3.8%
Accel Entertainment, Inc. (a)	23,136	244,316
Bally's Corp. (a)	6,924	107,737
BJ's Restaurants, Inc. (a)	6,142	195,316
Bloomin' Brands, Inc.	37,810	1,016,711
Bluegreen Vacations Holding Corp. Class A	3,702	131,976
Bowlero Corp. Class A (a)	10,772	125,386
Brinker International, Inc. (a)	17,446	638,524
Century Casinos, Inc. (a)	10,173	72,228
Chuy's Holdings, Inc. (a)	6,362	259,697
Cracker Barrel Old Country Store, Inc. (b)	9,523	887,353
Dave & Buster's Entertainment, Inc. (a)	18,726	834,431
Denny's Corp. (a)	18,159	223,719
Dine Brands Global, Inc.	6,120	355,144
Everi Holdings, Inc. (a)	22,710	328,387
First Watch Restaurant Group, Inc. (a)	2,685	45,377
Full House Resorts, Inc. (a)	12,204	81,767
Global Business Travel Group, Inc. (a)	13,841	100,070
Golden Entertainment, Inc. (a)	8,806	368,091
Hilton Grand Vacations, Inc. (a)	35,194	1,599,215
Inspired Entertainment, Inc. (a)	9,311	136,965
International Game Technology PLC	46,969	1,497,841
Jack in the Box, Inc.	8,967	874,552
Krispy Kreme, Inc. (b)	12,023	177,099
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,503	232,654
Life Time Group Holdings, Inc. (a)	5,941	116,859
Light & Wonder, Inc. Class A (a)	18,547	1,275,292
Lindblad Expeditions Holdings (a)	1,489	16,200
Monarch Casino & Resort, Inc.	5,852	412,273
Mondee Holdings, Inc. (a)	16,727	149,038
Nathan's Famous, Inc.	1,092	85,766
Noodles & Co. (a)	18,149	61,344
Papa John's International, Inc.	11,743	866,986
PlayAGS, Inc. (a)	15,843	89,513
Portillo's, Inc. (a)	18,448	415,633
Potbelly Corp. (a)	11,196	98,301
RCI Hospitality Holdings, Inc.	3,673	279,111
Red Robin Gourmet Burgers, Inc. (a)	6,810	94,182
Red Rock Resorts, Inc.	11,121	520,240
Rush Street Interactive, Inc. (a)	27,016	84,290
Sabre Corp. (a)(b)	35,167	112,183
SeaWorld Entertainment, Inc. (a)	16,328	914,531
Shake Shack, Inc. Class A (a)	16,352	1,270,877
Six Flags Entertainment Corp. (a)	24,779	643,758
Super Group SGHC Ltd. (a)	58,527	169,728
Sweetgreen, Inc. Class A (a)	33,773	432,970
Target Hospitality Corp. (a)	13,411	179,976
The Cheesecake Factory, Inc. (b)	20,975	725,316
The ONE Group Hospitality, Inc. (a)(b)	9,319	68,215
Xponential Fitness, Inc. (a)	9,055	156,199
		19,773,337
Household Durables - 1.1%
Cavco Industries, Inc. (a)	3,790	1,118,050
Cricut, Inc. (b)	20,516	250,295
Dream Finders Homes, Inc. (a)(b)	4,219	103,745
Green Brick Partners, Inc. (a)	3,713	210,898
Installed Building Products, Inc.	10,259	1,437,901
iRobot Corp. (a)(b)	10,761	486,935
LGI Homes, Inc. (a)	679	91,590
Lovesac (a)(b)	6,020	162,239
Skyline Champion Corp. (a)	12,936	846,661
Sonos, Inc. (a)(b)	54,843	895,586
Vizio Holding Corp. (a)	28,987	195,662
		5,799,562
Leisure Products - 0.4%
Acushnet Holdings Corp.	13,492	737,743
Clarus Corp. (b)	975	8,912
Escalade, Inc.	357	4,766
Funko, Inc. (a)(b)	10,262	111,035
Malibu Boats, Inc. Class A (a)	5,381	315,649
Marine Products Corp.	3,610	60,865
MasterCraft Boat Holdings, Inc. (a)	7,519	230,457
Solo Brands, Inc. Class A (a)	7,014	39,699
Sturm, Ruger & Co., Inc.	7,032	372,415
		1,881,541
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	10,984	413,877
Academy Sports & Outdoors, Inc.	32,281	1,744,788
American Eagle Outfitters, Inc.	17,643	208,187
Arko Corp.	35,351	281,040
Boot Barn Holdings, Inc. (a)	12,834	1,086,911
Build-A-Bear Workshop, Inc.	4,463	95,597
Camping World Holdings, Inc. (b)	18,121	545,442
CarParts.com, Inc. (a)	22,782	96,824
Carvana Co. Class A (a)(b)	18,311	474,621
Duluth Holdings, Inc. (a)(b)	347	2,179
Envela Corp. (a)	3,252	23,935
EVgo, Inc. Class A (a)(b)	4,367	17,468
Franchise Group, Inc. (b)	9,238	264,576
Guess?, Inc. (b)	1,407	27,366
Hibbett, Inc.	4,495	163,124
Leslie's, Inc. (a)	6,557	61,570
National Vision Holdings, Inc. (a)	2,333	56,669
Rent the Runway, Inc. Class A (a)	1,241	2,457
Revolve Group, Inc. (a)(b)	17,607	288,755
Sally Beauty Holdings, Inc. (a)	43,801	540,942
Sleep Number Corp. (a)(b)	4,869	132,826
Stitch Fix, Inc. (a)(b)	17,262	66,459
The Buckle, Inc.	13,249	458,415
thredUP, Inc. (a)	5,573	13,598
Torrid Holdings, Inc. (a)(b)	5,178	14,550
Upbound Group, Inc.	22,348	695,693
Urban Outfitters, Inc. (a)	9,202	304,862
Warby Parker, Inc. (a)(b)	36,807	430,274
		8,513,005
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	101,720	461,809
Kontoor Brands, Inc.	24,003	1,010,526
Oxford Industries, Inc.	4,910	483,242
Rocky Brands, Inc.	372	7,812
Steven Madden Ltd.	32,475	1,061,608
Wolverine World Wide, Inc.	30,492	447,927
		3,472,924
TOTAL CONSUMER DISCRETIONARY		55,574,321
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	2,066	1,314,017
Duckhorn Portfolio, Inc. (a)	3,656	47,418
MGP Ingredients, Inc.	6,855	728,549
National Beverage Corp. (a)(b)	10,275	496,796
Primo Water Corp.	9,333	117,036
The Vita Coco Co., Inc. (a)	12,450	334,532
Zevia PBC (a)	6,127	26,407
		3,064,755
Consumer Staples Distribution & Retail - 0.5%
Chefs' Warehouse Holdings (a)	15,245	545,161
PriceSmart, Inc.	7,882	583,741
Sprouts Farmers Market LLC (a)	44,799	1,645,467
		2,774,369
Food Products - 1.5%
Beyond Meat, Inc. (a)(b)	25,433	330,120
BRC, Inc. Class A (a)(b)	14,744	76,079
Cal-Maine Foods, Inc.	15,464	695,880
Calavo Growers, Inc.	7,424	215,444
Dole PLC	17,402	235,275
Hostess Brands, Inc. Class A (a)	10,601	268,417
J&J Snack Foods Corp.	6,502	1,029,657
John B. Sanfilippo & Son, Inc.	3,888	455,946
Lancaster Colony Corp.	8,444	1,698,004
Mission Produce, Inc. (a)	2,928	35,487
Sovos Brands, Inc. (a)	17,286	338,114
SunOpta, Inc. (a)	37,500	250,875
The Simply Good Foods Co. (a)	39,291	1,437,658
TreeHouse Foods, Inc. (a)	2,674	134,716
Utz Brands, Inc. Class A	31,209	510,579
Vital Farms, Inc. (a)	13,099	157,057
Westrock Coffee Holdings	12,186	132,462
		8,001,770
Household Products - 0.4%
Energizer Holdings, Inc.	30,925	1,038,462
Oil-Dri Corp. of America	547	32,268
WD-40 Co.	5,882	1,109,639
		2,180,369
Personal Care Products - 1.1%
BellRing Brands, Inc. (a)	15,504	567,446
elf Beauty, Inc. (a)	21,693	2,477,991
Herbalife Ltd. (a)	31,462	416,557
Inter Parfums, Inc.	7,916	1,070,481
MediFast, Inc.	4,661	429,558
The Beauty Health Co. (a)(b)	35,096	293,754
Thorne HealthTech, Inc. (a)	3,303	15,524
USANA Health Sciences, Inc. (a)	4,878	307,509
		5,578,820
Tobacco - 0.1%
Ispire Technology, Inc. (b)	1,172	10,689
Turning Point Brands, Inc.	7,349	176,449
Vector Group Ltd.	10,793	138,258
		325,396
TOTAL CONSUMER STAPLES		21,925,479
ENERGY - 4.5%
Energy Equipment & Services - 2.5%
Archrock, Inc.	10,673	109,398
Atlas Energy Solutions, Inc.	1,199	20,815
Borr Drilling Ltd. (a)(b)	98,918	744,853
Cactus, Inc.	27,998	1,184,875
Championx Corp.	86,027	2,670,278
Core Laboratories, Inc.	6,437	149,660
DMC Global, Inc. (a)	2,596	46,105
Expro Group Holdings NV (a)	14,191	251,465
KLX Energy Services Holdings, Inc. (a)(b)	559	5,439
Liberty Oilfield Services, Inc. Class A	4,396	58,775
Nabors Industries Ltd. (a)	3,600	334,908
Nextier Oilfield Solutions, Inc. (a)	11,600	103,704
Noble Corp. PLC	38,598	1,594,483
Oceaneering International, Inc. (a)	43,409	811,748
ProFrac Holding Corp. (a)(b)	2,391	26,684
Solaris Oilfield Infrastructure, Inc. Class A (b)	1,028	8,563
TETRA Technologies, Inc. (a)	53,747	181,665
Tidewater, Inc. (a)	20,503	1,136,686
Valaris Ltd. (a)	26,545	1,670,477
Weatherford International PLC (a)	30,776	2,044,142
		13,154,723
Oil, Gas & Consumable Fuels - 2.0%
Crescent Energy, Inc. Class A (b)	6,417	66,865
CVR Energy, Inc. (b)	11,776	352,809
Denbury, Inc. (a)	21,741	1,875,379
Dorian LPG Ltd.	8,095	207,637
Empire Petroleum Corp. (a)	4,471	40,686
Energy Fuels, Inc. (a)(b)	58,918	367,648
Enviva, Inc.	13,424	145,650
Equitrans Midstream Corp.	54,900	524,844
Evolution Petroleum Corp.	13,511	109,034
Excelerate Energy, Inc.	6,052	123,037
FLEX LNG Ltd.	8,613	262,955
Golar LNG Ltd.	2,775	55,972
Green Plains, Inc. (a)	4,365	140,728
HighPeak Energy, Inc. (b)	3,821	41,572
Kinetik Holdings, Inc. (b)	845	29,693
Kosmos Energy Ltd. (a)	197,759	1,184,576
Magnolia Oil & Gas Corp. Class A	74,238	1,551,574
Matador Resources Co.	8,701	455,236
Nextdecade Corp. (a)(b)	13,330	109,439
Northern Oil & Gas, Inc.	28,554	979,973
Par Pacific Holdings, Inc. (a)	9,101	242,178
Permian Resource Corp. Class A	17,115	187,580
Rex American Resources Corp. (a)	1,693	58,933
Riley Exploration Permian, Inc.	3,793	135,486
SilverBow Resources, Inc. (a)	801	23,325
Sitio Royalties Corp.	15,456	406,029
Tellurian, Inc. (a)(b)	13,257	18,692
VAALCO Energy, Inc. (b)	5,069	19,059
Vertex Energy, Inc. (a)(b)	28,956	180,975
W&T Offshore, Inc. (a)(b)	42,151	163,124
		10,060,688
TOTAL ENERGY		23,215,411
FINANCIALS - 5.9%
Banks - 0.9%
Axos Financial, Inc. (a)	2,926	115,401
BancFirst Corp.	1,303	119,876
Bancorp, Inc., Delaware (a)	23,103	754,313
Bank7 Corp.	215	5,274
BayCom Corp.	569	9,491
Burke & Herbert Financial Services Corp.	206	13,225
Capital City Bank Group, Inc.	1,950	59,748
Citizens Financial Services, Inc.	351	26,139
City Holding Co.	547	49,225
Coastal Financial Corp. of Washington (a)	4,641	174,734
Columbia Financial, Inc. (a)(b)	5,219	90,237
Esquire Financial Holdings, Inc.	2,603	119,061
First Bancorp, Puerto Rico	6,604	80,701
First Financial Bankshares, Inc.	56,431	1,607,719
Five Star Bancorp	2,325	52,010
FS Bancorp, Inc.	549	16,508
Greene County Bancorp, Inc.	1,565	46,637
HomeTrust Bancshares, Inc.	1,469	30,687
Lakeland Financial Corp.	690	33,479
Metropolitan Bank Holding Corp. (a)	425	14,760
MVB Financial Corp.	337	7,104
Pathward Financial, Inc.	3,945	182,890
Plumas Bancorp	301	10,743
ServisFirst Bancshares, Inc.	7,388	302,317
Stellar Bancorp, Inc.	1,060	24,263
Stock Yards Bancorp, Inc.	10,357	469,897
The Bank of NT Butterfield & Son Ltd.	1,587	43,420
Third Coast Bancshares, Inc. (a)	339	5,380
Westamerica Bancorp.	3,407	130,488
		4,595,727
Capital Markets - 2.1%
Alti Global, Inc. Class A (a)	9,021	69,101
Artisan Partners Asset Management, Inc. (b)	19,201	754,791
Assetmark Financial Holdings, Inc. (a)	9,432	279,753
Avantax, Inc. (a)	15,218	340,579
B. Riley Financial, Inc. (b)	8,129	373,771
BGC Partners, Inc. Class A	64,328	284,973
BrightSphere Investment Group, Inc.	5,439	113,947
Cohen & Steers, Inc.	11,249	652,330
Diamond Hill Investment Group, Inc.	1,246	213,440
Donnelley Financial Solutions, Inc. (a)	7,683	349,807
Focus Financial Partners, Inc. Class A (a)	25,412	1,334,384
GCM Grosvenor, Inc. Class A	15,856	119,554
Hamilton Lane, Inc. Class A	9,335	746,613
Moelis & Co. Class A	16,975	769,647
Open Lending Corp. (a)	39,807	418,372
P10, Inc.	18,456	208,553
Patria Investments Ltd.	23,682	338,653
Perella Weinberg Partners Class A	18,284	152,306
Piper Jaffray Companies	6,188	799,861
PJT Partners, Inc.	10,510	731,916
Sculptor Capital Management, Inc. Class A	6,102	53,881
Silvercrest Asset Management Group Class A	4,093	82,883
StepStone Group, Inc. Class A	23,357	579,487
StoneX Group, Inc. (a)	835	69,372
Value Line, Inc.	315	14,459
Victory Capital Holdings, Inc.	10,848	342,146
Virtus Investment Partners, Inc.	384	75,828
WisdomTree Investments, Inc.	59,939	411,182
		10,681,589
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)(b)	112	4,705
FirstCash Holdings, Inc.	16,293	1,520,626
LendingTree, Inc. (a)	1,075	23,768
NerdWallet, Inc. (a)	14,687	138,205
PROG Holdings, Inc. (a)	3,816	122,570
Regional Management Corp.	456	13,908
Upstart Holdings, Inc. (a)(b)	31,093	1,113,440
World Acceptance Corp. (a)(b)	112	15,009
		2,952,231
Financial Services - 1.3%
AvidXchange Holdings, Inc. (a)	59,149	613,967
Cantaloupe, Inc. (a)	16,675	132,733
Cass Information Systems, Inc.	5,166	200,337
EVERTEC, Inc.	28,183	1,037,980
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	646	92,856
Flywire Corp. (a)	41,443	1,286,391
i3 Verticals, Inc. Class A (a)	9,665	220,942
International Money Express, Inc. (a)	13,448	329,879
Marqeta, Inc. Class A (a)	27,761	135,196
NMI Holdings, Inc. (a)	2,814	72,657
PagSeguro Digital Ltd. (a)	52,429	494,930
Payoneer Global, Inc. (a)	114,774	552,063
Paysign, Inc. (a)	13,991	34,278
PennyMac Financial Services, Inc.	689	48,444
Priority Technology Holdings, Inc. (a)	8,166	29,561
Remitly Global, Inc. (a)	36,464	686,252
StoneCo Ltd. Class A (a)	76,217	971,005
		6,939,471
Insurance - 1.0%
Amerisafe, Inc.	4,183	223,038
BRP Group, Inc. (a)	25,567	633,550
Crawford & Co. Class A	6,215	68,924
eHealth, Inc. (a)	3,688	29,652
F&G Annuities & Life, Inc.	458	11,349
Goosehead Insurance (a)(b)	9,328	586,638
HCI Group, Inc. (b)	2,762	170,636
Investors Title Co.	117	17,082
Kingsway Financial Services, Inc. (a)	4,565	37,205
Lemonade, Inc. (a)(b)	3,634	61,233
Oscar Health, Inc. (a)	5,109	41,179
Palomar Holdings, Inc. (a)	10,549	612,264
Selective Insurance Group, Inc.	26,003	2,494,988
Siriuspoint Ltd. (a)	3,809	34,395
Skyward Specialty Insurance Group, Inc.	1,258	31,953
Tiptree, Inc.	2,822	42,358
Trupanion, Inc. (a)(b)	17,226	339,008
Universal Insurance Holdings, Inc.	2,376	36,662
		5,472,114
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,375	84,375
TOTAL FINANCIALS		30,725,507
HEALTH CARE - 23.6%
Biotechnology - 10.0%
4D Molecular Therapeutics, Inc. (a)	1,139	20,582
89Bio, Inc. (a)	26,795	507,765
ACADIA Pharmaceuticals, Inc. (a)	52,246	1,251,292
Actinium Pharmaceuticals, Inc. (a)	10,572	78,444
ADMA Biologics, Inc. (a)	47,910	176,788
Aerovate Therapeutics, Inc. (a)	4,318	74,054
Agenus, Inc. (a)	22,543	36,069
Akero Therapeutics, Inc. (a)	19,377	904,712
Aldeyra Therapeutics, Inc. (a)	19,980	167,632
Alector, Inc. (a)	27,236	163,688
Alkermes PLC (a)	71,623	2,241,800
Alpine Immune Sciences, Inc. (a)	7,248	74,509
Amicus Therapeutics, Inc. (a)	121,288	1,523,377
AnaptysBio, Inc. (a)	6,686	135,993
Anavex Life Sciences Corp. (a)(b)	30,124	244,908
Arbutus Biopharma Corp. (a)	33,352	76,710
Arcellx, Inc. (a)	16,439	519,801
Arcturus Therapeutics Holdings, Inc. (a)(b)	871	24,980
Arcus Biosciences, Inc. (a)	6,814	138,392
Arcutis Biotherapeutics, Inc. (a)(b)	22,057	210,203
Ardelyx, Inc. (a)	59,842	202,864
Arrowhead Pharmaceuticals, Inc. (a)	44,311	1,580,130
Ars Pharmaceuticals, Inc. (a)	2,303	15,430
Astria Therapeutics, Inc. (a)	9,623	80,160
Atara Biotherapeutics, Inc. (a)	3,532	5,687
Aurinia Pharmaceuticals, Inc. (a)(b)	58,633	567,567
Avid Bioservices, Inc. (a)	26,995	377,120
Avita Medical, Inc. (a)	10,784	183,436
Beam Therapeutics, Inc. (a)(b)	26,666	851,445
BioCryst Pharmaceuticals, Inc. (a)(b)	62,032	436,705
Biomea Fusion, Inc. (a)	8,521	187,036
BioVie, Inc. (a)(b)	1,426	6,146
BioXcel Therapeutics, Inc. (a)(b)	8,229	54,805
Blueprint Medicines Corp. (a)	26,291	1,661,591
BridgeBio Pharma, Inc. (a)	34,484	593,125
Cabaletta Bio, Inc. (a)	9,775	126,195
Catalyst Pharmaceutical Partners, Inc. (a)	41,730	560,851
Celldex Therapeutics, Inc. (a)	5,144	174,536
Cerevel Therapeutics Holdings (a)	26,697	848,698
Chinook Therapeutics, Inc. (a)	7,068	271,553
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Cogent Biosciences, Inc. (a)	16,005	189,499
Coherus BioSciences, Inc. (a)(b)	27,010	115,333
Compass Therapeutics, Inc. (a)	3,966	12,612
Crinetics Pharmaceuticals, Inc. (a)	3,827	68,963
Cue Biopharma, Inc. (a)	14,833	54,140
Cytokinetics, Inc. (a)	37,108	1,210,463
Day One Biopharmaceuticals, Inc. (a)	19,284	230,251
Deciphera Pharmaceuticals, Inc. (a)	7,825	110,176
Denali Therapeutics, Inc. (a)	51,103	1,508,050
Disc Medicine, Inc. (a)	3,106	137,906
Dynavax Technologies Corp. (a)(b)	47,098	608,506
Dyne Therapeutics, Inc. (a)	5,272	59,310
Enanta Pharmaceuticals, Inc. (a)	1,093	23,390
Fennec Pharmaceuticals, Inc. (a)	2,002	17,678
Foghorn Therapeutics, Inc. (a)	8,767	61,720
Genelux Corp.	304	9,947
Geron Corp. (a)	163,109	523,580
Halozyme Therapeutics, Inc. (a)	57,661	2,079,832
Heron Therapeutics, Inc. (a)(b)	44,306	51,395
HilleVax, Inc. (a)(b)	2,159	37,113
Humacyte, Inc. Class A (a)(b)	22,464	64,247
Ideaya Biosciences, Inc. (a)	15,215	357,553
Immuneering Corp. (a)	6,646	67,390
ImmunityBio, Inc. (a)(b)	38,779	107,806
ImmunoGen, Inc. (a)	61,152	1,153,938
Immunovant, Inc. (a)	23,413	444,145
Inhibrx, Inc. (a)(b)	9,754	253,214
Insmed, Inc. (a)	56,863	1,199,809
Intellia Therapeutics, Inc. (a)	5,451	222,292
Intercept Pharmaceuticals, Inc. (a)(b)	10,528	116,440
Ironwood Pharmaceuticals, Inc. Class A (a)	24,169	257,158
Iveric Bio, Inc. (a)	59,639	2,346,198
Janux Therapeutics, Inc. (a)	470	5,579
Karyopharm Therapeutics, Inc. (a)(b)	48,595	86,985
Keros Therapeutics, Inc. (a)	9,780	392,960
Krystal Biotech, Inc. (a)	9,360	1,098,864
Kymera Therapeutics, Inc. (a)(b)	16,521	379,818
Lexicon Pharmaceuticals, Inc. (a)(b)	17,856	40,890
Lineage Cell Therapeutics, Inc. (a)	55,385	78,093
Macrogenics, Inc. (a)	7,862	42,062
Madrigal Pharmaceuticals, Inc. (a)	5,891	1,360,821
MannKind Corp. (a)(b)	90,957	370,195
MeiraGTx Holdings PLC (a)	10,301	69,223
Merrimack Pharmaceuticals, Inc. (a)	4,499	55,338
Mersana Therapeutics, Inc. (a)	26,262	86,402
Mineralys Therapeutics, Inc.	1,536	26,189
Mirum Pharmaceuticals, Inc. (a)(b)	11,675	302,032
Morphic Holding, Inc. (a)	11,639	667,264
Novavax, Inc. (a)(b)	30,552	227,001
Nuvalent, Inc. Class A (a)	10,404	438,737
Nuvectis Pharma, Inc. (a)	2,940	46,952
Omega Therapeutics, Inc. (a)	10,455	58,548
Omniab, Inc. (c)	191	766
Omniab, Inc. (c)	191	726
Organogenesis Holdings, Inc. Class A (a)	3,535	11,736
Outlook Therapeutics, Inc. (a)(b)	68,407	119,028
PDS Biotechnology Corp. (a)(b)	11,997	60,345
PepGen, Inc. (a)	1,040	9,298
Prime Medicine, Inc. (b)	16,970	248,611
ProKidney Corp. (a)	6,776	75,823
Protagonist Therapeutics, Inc. (a)	14,784	408,334
Prothena Corp. PLC (a)	17,944	1,225,216
PTC Therapeutics, Inc. (a)	24,645	1,002,312
RAPT Therapeutics, Inc. (a)	9,567	178,903
Reneo Pharmaceuticals, Inc. (a)	2,708	17,764
Revolution Medicines, Inc. (a)	43,919	1,174,833
Rhythm Pharmaceuticals, Inc. (a)	22,335	368,304
Rigel Pharmaceuticals, Inc. (a)	60,059	77,476
Rocket Pharmaceuticals, Inc. (a)	21,525	427,702
Sage Therapeutics, Inc. (a)	21,381	1,005,335
Sana Biotechnology, Inc. (a)(b)	2,966	17,677
Savara, Inc. (a)	2,072	6,620
Selecta Biosciences, Inc. (a)	12,935	14,487
Seres Therapeutics, Inc. (a)(b)	28,276	135,442
SpringWorks Therapeutics, Inc. (a)	25,199	660,718
Summit Therapeutics, Inc. (a)	49,701	124,750
Syndax Pharmaceuticals, Inc. (a)	23,782	497,757
TG Therapeutics, Inc. (a)	59,323	1,473,583
Travere Therapeutics, Inc. (a)	29,296	449,987
Tyra Biosciences, Inc. (a)	2,154	36,683
UroGen Pharma Ltd. (a)	6,868	71,084
Vaxcyte, Inc. (a)	39,715	1,983,367
Vaxxinity, Inc. Class A (a)	18,291	46,093
Vera Therapeutics, Inc. (a)(b)	6,991	112,206
Vericel Corp. (a)	20,566	772,665
Viking Therapeutics, Inc. (a)	41,516	672,974
Vir Biotechnology, Inc. (a)	1,837	45,062
Viridian Therapeutics, Inc. (a)	14,456	343,908
Voyager Therapeutics, Inc. (a)	13,624	155,995
X4 Pharmaceuticals, Inc. (a)	26,410	51,235
Xencor, Inc. (a)	13,540	338,094
Y-mAbs Therapeutics, Inc. (a)	7,387	50,158
Zentalis Pharmaceuticals, Inc. (a)	21,252	599,519
		51,963,362
Health Care Equipment & Supplies - 5.2%
Accuray, Inc. (a)	37,919	146,747
Alphatec Holdings, Inc. (a)	13,552	243,665
Artivion, Inc. (a)	2,568	44,144
Atricure, Inc. (a)	14,489	715,177
Atrion Corp.	599	338,854
AxoGen, Inc. (a)	17,439	159,218
Axonics Modulation Technologies, Inc. (a)	21,243	1,072,134
Beyond Air, Inc. (a)	9,576	40,794
Cerus Corp. (a)	76,099	187,204
ClearPoint Neuro, Inc. (a)	9,242	66,912
CONMED Corp.	13,245	1,799,863
Cutera, Inc. (a)	886	13,405
CVRx, Inc. (a)	4,159	64,215
Embecta Corp.	2,651	57,262
Figs, Inc. Class A (a)(b)	49,049	405,635
Glaukos Corp. (a)	20,265	1,443,071
Haemonetics Corp. (a)	21,655	1,843,707
Inari Medical, Inc. (a)(b)	20,854	1,212,452
InMode Ltd. (a)	33,508	1,251,524
IRadimed Corp.	3,135	149,665
iRhythm Technologies, Inc. (a)	13,268	1,384,118
KORU Medical Systems, Inc. (a)	14,989	51,712
Lantheus Holdings, Inc. (a)	29,367	2,464,479
LeMaitre Vascular, Inc.	8,544	574,840
LivaNova PLC (a)	1,489	76,579
Merit Medical Systems, Inc. (a)	24,528	2,051,522
Nano-X Imaging Ltd. (a)(b)	2,105	32,606
Nevro Corp. (a)	5,194	132,031
NuVasive, Inc. (a)	19,512	811,504
Omnicell, Inc. (a)	9,617	708,484
Orchestra BioMed Holdings, Inc. (a)	1,796	12,572
OrthoPediatrics Corp. (a)	6,004	263,275
Outset Medical, Inc. (a)	21,424	468,543
Paragon 28, Inc. (a)	19,117	339,136
PROCEPT BioRobotics Corp. (a)	15,627	552,414
Pulmonx Corp. (a)	15,732	206,247
Pulse Biosciences, Inc. (a)(b)	1,773	12,748
RxSight, Inc. (a)	11,795	339,696
Sanara Medtech, Inc. (a)	1,628	65,283
Semler Scientific, Inc. (a)	2,145	56,285
SI-BONE, Inc. (a)	15,092	407,182
Sight Sciences, Inc. (a)	9,269	76,747
Silk Road Medical, Inc. (a)	16,631	540,341
Staar Surgical Co. (a)(b)	21,048	1,106,493
SurModics, Inc. (a)	5,906	184,917
Tactile Systems Technology, Inc. (a)(b)	9,979	248,776
Tela Bio, Inc. (a)	6,807	68,955
TransMedics Group, Inc. (a)	13,730	1,153,045
Treace Medical Concepts, Inc. (a)	19,596	501,266
UFP Technologies, Inc. (a)	3,067	594,538
Utah Medical Products, Inc.	1,382	128,802
Vicarious Surgical, Inc. (a)(b)	14,187	25,962
ViewRay, Inc. (a)	32,242	11,356
Zynex, Inc. (a)(b)	8,640	82,858
		26,990,960
Health Care Providers & Services - 4.3%
Accolade, Inc. (a)	27,131	365,455
AdaptHealth Corp. (a)	16,331	198,748
Addus HomeCare Corp. (a)	3,169	293,766
Agiliti, Inc. (a)(b)	11,387	187,886
AirSculpt Technologies, Inc. (b)	4,907	42,298
Alignment Healthcare, Inc. (a)	36,504	209,898
AMN Healthcare Services, Inc. (a)	17,528	1,912,655
Apollo Medical Holdings, Inc. (a)(b)	18,547	586,085
Aveanna Healthcare Holdings, Inc. (a)	4,979	8,415
Cano Health, Inc. (a)	7,692	10,692
Castle Biosciences, Inc. (a)	4,103	56,293
Corvel Corp. (a)	3,767	728,915
Cross Country Healthcare, Inc. (a)	2,348	65,932
DocGo, Inc. Class A (a)(b)	33,796	316,669
Guardant Health, Inc. (a)	48,053	1,720,297
HealthEquity, Inc. (a)	36,314	2,292,866
Hims & Hers Health, Inc. (a)	52,982	498,031
InfuSystems Holdings, Inc. (a)	7,791	75,027
Innovage Holding Corp. (a)	8,114	60,855
Invitae Corp. (a)(b)	97,402	110,064
LifeStance Health Group, Inc. (a)(b)	24,765	226,104
Modivcare, Inc. (a)(b)	5,575	252,046
National Research Corp. Class A	6,178	268,805
NeoGenomics, Inc. (a)	4,810	77,297
Option Care Health, Inc. (a)	73,449	2,386,358
P3 Health Partners, Inc. Class A (a)(b)	17,091	51,102
Patterson Companies, Inc.	8,165	271,568
Pennant Group, Inc. (a)	12,423	152,554
PetIQ, Inc. Class A (a)	9,802	148,696
Privia Health Group, Inc. (a)	29,224	763,039
Progyny, Inc. (a)	33,984	1,336,931
Quipt Home Medical Corp. (a)	17,311	92,441
RadNet, Inc. (a)	21,339	696,078
Select Medical Holdings Corp.	44,956	1,432,298
Surgery Partners, Inc. (a)	26,538	1,193,945
The Ensign Group, Inc.	23,554	2,248,465
The Joint Corp. (a)	6,135	82,823
U.S. Physical Therapy, Inc. (b)	5,610	680,998
Viemed Healthcare, Inc. (a)	14,642	143,199
		22,245,594
Health Care Technology - 0.8%
Definitive Healthcare Corp. (a)	6,464	71,104
Evolent Health, Inc. (a)	47,630	1,443,189
Health Catalyst, Inc. (a)	13,001	162,513
HealthStream, Inc.	4,280	105,117
Nextgen Healthcare, Inc. (a)	13,260	215,077
OptimizeRx Corp. (a)	7,268	103,860
Phreesia, Inc. (a)	22,073	684,484
Schrodinger, Inc. (a)(b)	23,494	1,172,820
Sharecare, Inc. Class A (a)	6,738	11,792
Simulations Plus, Inc.	6,802	294,731
		4,264,687
Life Sciences Tools & Services - 0.5%
Adaptive Biotechnologies Corp. (a)	35,712	239,628
Akoya Biosciences, Inc. (a)	7,802	57,657
BioLife Solutions, Inc. (a)	13,627	301,157
Codexis, Inc. (a)	3,609	10,105
CryoPort, Inc. (a)	15,739	271,498
Cytek Biosciences, Inc. (a)(b)	52,590	449,119
Harvard Bioscience, Inc. (a)	16,777	92,106
MaxCyte, Inc. (a)	2,623	12,040
Mesa Laboratories, Inc.	2,249	288,997
Nanostring Technologies, Inc. (a)	18,601	75,334
Pacific Biosciences of California, Inc. (a)	59,642	793,239
Quanterix Corp. (a)	2,418	54,526
		2,645,406
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	30,278	313,983
Amphastar Pharmaceuticals, Inc. (a)	16,386	941,703
Amylyx Pharmaceuticals, Inc. (a)(b)	22,008	474,713
ANI Pharmaceuticals, Inc. (a)	4,238	228,132
Arvinas Holding Co. LLC (a)	20,160	500,371
Axsome Therapeutics, Inc. (a)(b)	14,243	1,023,502
Biote Corp. Class A (a)	2,770	18,725
Bright Green Corp. (a)	25,873	26,132
Cassava Sciences, Inc. (a)(b)	17,269	423,436
Citius Pharmaceuticals, Inc. (a)	5,751	6,901
Collegium Pharmaceutical, Inc. (a)	15,101	324,520
Corcept Therapeutics, Inc. (a)	34,656	771,096
CorMedix, Inc. (a)	17,764	70,434
CymaBay Therapeutics, Inc. (a)	42,712	467,696
DICE Therapeutics, Inc. (a)	13,782	640,312
Evolus, Inc. (a)	17,763	129,137
Eyenovia, Inc. (a)	11,936	28,288
Eyepoint Pharmaceuticals, Inc. (a)(b)	6,090	52,983
Harmony Biosciences Holdings, Inc. (a)(b)	14,290	502,865
Harrow Health, Inc. (a)	11,154	212,372
Innoviva, Inc. (a)	2,561	32,602
Intra-Cellular Therapies, Inc. (a)	40,441	2,560,724
Ligand Pharmaceuticals, Inc. Class B (a)	1,058	76,282
Liquidia Corp. (a)	14,375	112,844
Longboard Pharmaceuticals, Inc. (a)	2,306	16,926
Marinus Pharmaceuticals, Inc. (a)	21,372	232,100
Ocular Therapeutix, Inc. (a)(b)	33,474	172,726
Omeros Corp. (a)	10,653	57,952
OptiNose, Inc. (a)	31,284	38,479
Pacira Biosciences, Inc. (a)	19,666	788,017
Phathom Pharmaceuticals, Inc. (a)(b)	2,704	38,721
Phibro Animal Health Corp. Class A	2,526	34,606
Pliant Therapeutics, Inc. (a)	24,492	443,795
Rain Oncology, Inc. (a)	3,968	4,762
Revance Therapeutics, Inc. (a)	35,978	910,603
Scilex Holding Co. (b)	2,699	14,282
scPharmaceuticals, Inc. (a)	12,387	126,224
SIGA Technologies, Inc. (b)	19,765	99,813
Supernus Pharmaceuticals, Inc. (a)	21,250	638,775
Terns Pharmaceuticals, Inc. (a)	12,131	106,146
Ventyx Biosciences, Inc. (a)	20,230	663,544
Verrica Pharmaceuticals, Inc. (a)	8,956	51,676
Xeris Biopharma Holdings, Inc. (a)(b)	57,076	149,539
		14,528,439
TOTAL HEALTH CARE		122,638,448
INDUSTRIALS - 19.9%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings, Inc. (a)	34,496	1,892,796
AeroVironment, Inc. (a)	10,865	1,111,272
Cadre Holdings, Inc.	8,335	181,703
Eve Holding, Inc. (a)(b)	7,762	81,346
Leonardo DRS, Inc. (a)	21,951	380,630
Moog, Inc. Class A	2,459	266,629
Parsons Corp. (a)	8,195	394,507
Redwire Corp. (a)(b)	3,374	8,604
Rocket Lab U.S.A., Inc. Class A (a)(b)	120,547	723,282
Terran Orbital Corp. Class A (a)	3,623	5,435
Virgin Galactic Holdings, Inc. (a)(b)	60,899	236,288
		5,282,492
Air Freight & Logistics - 0.2%
Forward Air Corp.	11,325	1,201,696
Building Products - 1.8%
AAON, Inc.	19,520	1,850,691
American Woodmark Corp. (a)	457	34,901
Apogee Enterprises, Inc.	3,612	171,462
CSW Industrials, Inc.	6,649	1,104,997
Gibraltar Industries, Inc. (a)	7,555	475,361
Griffon Corp.	11,366	458,050
Janus International Group, Inc. (a)	36,929	393,663
Masonite International Corp. (a)	9,586	981,990
PGT Innovations, Inc. (a)	25,132	732,598
Simpson Manufacturing Co. Ltd.	18,548	2,568,898
UFP Industries, Inc.	3,996	387,812
Zurn Elkay Water Solutions Cor	12,638	339,836
		9,500,259
Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. Class A (a)	54,830	946,914
Aris Water Solution, Inc. Class A	873	9,009
Casella Waste Systems, Inc. Class A (a)	24,043	2,174,689
Cimpress PLC (a)	4,330	257,548
Healthcare Services Group, Inc.	30,643	457,500
Heritage-Crystal Clean, Inc. (a)	1,091	41,229
HNI Corp.	1,881	53,007
LanzaTech Global, Inc. (a)	8,843	60,398
Liquidity Services, Inc. (a)	5,982	98,703
Matthews International Corp. Class A	3,379	144,013
Montrose Environmental Group, Inc. (a)	12,097	509,526
Performant Financial Corp. (a)	21,590	58,293
Pitney Bowes, Inc.	76,710	271,553
SP Plus Corp. (a)	8,523	333,335
The Brink's Co.	19,973	1,354,769
Viad Corp. (a)	8,734	234,770
		7,005,256
Construction & Engineering - 2.1%
Ameresco, Inc. Class A (a)(b)	13,913	676,589
API Group Corp. (a)	60,776	1,656,754
Bowman Consulting Group Ltd. (a)	4,311	137,435
Comfort Systems U.S.A., Inc.	15,295	2,511,439
Concrete Pumping Holdings, Inc. (a)	6,478	52,018
Construction Partners, Inc. Class A (a)	17,397	546,092
Dycom Industries, Inc. (a)	12,398	1,409,033
Fluor Corp. (a)	57,397	1,698,951
Granite Construction, Inc.	2,614	103,985
IES Holdings, Inc. (a)	3,515	199,933
INNOVATE Corp. (a)	3,506	6,136
Limbach Holdings, Inc. (a)	727	17,979
MYR Group, Inc. (a)	7,093	981,246
Primoris Services Corp.	1,461	44,517
Sterling Construction Co., Inc. (a)	11,342	632,884
		10,674,991
Electrical Equipment - 2.6%
374Water, Inc. (a)(b)	25,399	60,704
Allied Motion Technologies, Inc.	5,942	237,323
Amprius Technologies, Inc. (b)	2,306	16,557
Array Technologies, Inc. (a)	65,541	1,481,227
Atkore, Inc. (a)	17,102	2,666,886
Babcock & Wilcox Enterprises, Inc. (a)	2,349	13,859
Blink Charging Co. (a)(b)	10,538	63,123
Bloom Energy Corp. Class A (a)(b)	83,398	1,363,557
Dragonfly Energy Holdings Corp. (a)	6,528	9,661
EnerSys	16,620	1,803,602
Enovix Corp. (a)(b)	59,127	1,066,651
Eos Energy Enterprises, Inc. (a)(b)	41,545	180,305
Fluence Energy, Inc. (a)(b)	17,074	454,851
FTC Solar, Inc. (a)(b)	27,285	87,858
GrafTech International Ltd.	46,905	236,401
LSI Industries, Inc.	8,505	106,823
Nextracker, Inc. Class A (b)	13,398	533,374
NuScale Power Corp. (a)	22,985	156,298
Preformed Line Products Co.	490	76,489
SES AI Corp. Class A (a)	4,869	11,880
Shoals Technologies Group, Inc. (a)	74,119	1,894,482
SKYX Platforms Corp. (a)	24,382	64,856
SunPower Corp. (a)(b)	37,982	372,224
Thermon Group Holdings, Inc. (a)	1,648	43,837
TPI Composites, Inc. (a)(b)	17,971	186,359
Vicor Corp. (a)	9,606	518,724
		13,707,911
Ground Transportation - 0.4%
ArcBest Corp.	4,128	407,846
Daseke, Inc. (a)	17,699	126,194
Marten Transport Ltd.	20,136	432,924
P.A.M. Transportation Services, Inc. (a)	338	9,048
RXO, Inc.	43,472	985,510
Werner Enterprises, Inc.	3,959	174,909
		2,136,431
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	11,150	210,512
Machinery - 4.8%
Alamo Group, Inc.	4,359	801,664
Albany International Corp. Class A	11,833	1,103,782
Berkshire Grey, Inc. Class A (a)(b)	27,159	38,294
Blue Bird Corp. (a)	557	12,521
Chart Industries, Inc. (a)	11,204	1,790,287
CIRCOR International, Inc. (a)	7,038	397,295
Commercial Vehicle Group, Inc. (a)	1,528	16,961
Douglas Dynamics, Inc.	9,677	289,149
Energy Recovery, Inc. (a)	24,086	673,204
Enerpac Tool Group Corp. Class A	24,842	670,734
ESCO Technologies, Inc.	6,401	663,336
Federal Signal Corp.	25,924	1,659,914
Franklin Electric Co., Inc.	19,967	2,054,604
Gorman-Rupp Co.	2,170	62,561
Helios Technologies, Inc.	14,141	934,579
Hillenbrand, Inc.	29,880	1,532,246
Hyster-Yale Materials Handling, Inc. Class A	4,658	260,103
John Bean Technologies Corp.	13,773	1,670,665
Kadant, Inc.	5,066	1,125,159
Lindsay Corp.	4,784	570,923
Mayville Engineering Co., Inc. (a)	421	5,246
Miller Industries, Inc.	324	11,492
Mueller Industries, Inc.	10,499	916,353
Mueller Water Products, Inc. Class A	66,956	1,086,696
Omega Flex, Inc.	1,403	145,603
Shyft Group, Inc. (The)	15,000	330,900
SPX Technologies, Inc. (a)	15,772	1,340,147
Standex International Corp.	4,137	585,261
Tennant Co.	4,249	344,636
Terex Corp.	16,815	1,006,041
Trinity Industries, Inc.	6,341	163,027
Velo3D, Inc. (a)(b)	38,168	82,443
Wabash National Corp.	20,554	527,005
Watts Water Technologies, Inc. Class A	11,815	2,170,770
		25,043,601
Marine Transportation - 0.0%
Himalaya Shipping Ltd.	2,042	11,354
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	692	87,386
Frontier Group Holdings, Inc. (a)	16,348	158,085
Joby Aviation, Inc. (a)(b)	40,449	415,007
Sun Country Airlines Holdings, Inc. (a)	9,013	202,612
		863,090
Professional Services - 3.6%
ASGN, Inc. (a)	5,528	418,083
Asure Software, Inc. (a)	1,452	17,656
Barrett Business Services, Inc.	2,654	231,429
CBIZ, Inc. (a)	20,760	1,106,093
CRA International, Inc.	2,965	302,430
CSG Systems International, Inc.	13,478	710,830
ExlService Holdings, Inc. (a)	13,965	2,109,553
Exponent, Inc.	21,876	2,041,468
First Advantage Corp. (a)	2,134	32,885
FiscalNote Holdings, Inc. Class A (a)	5,421	19,732
Forrester Research, Inc. (a)	5,040	146,614
Franklin Covey Co. (a)	5,232	228,534
Hirequest, Inc.	2,298	59,817
Huron Consulting Group, Inc. (a)	8,231	698,894
IBEX Ltd. (a)	4,691	99,590
ICF International, Inc.	8,077	1,004,698
Innodata, Inc. (a)	10,819	122,579
Insperity, Inc.	15,757	1,874,453
Kforce, Inc.	8,397	526,156
LegalZoom.com, Inc. (a)	45,099	544,796
Maximus, Inc.	26,278	2,220,754
NV5 Global, Inc. (a)	5,288	585,752
Planet Labs PBC Class A (a)(b)	73,675	237,234
Red Violet, Inc. (a)	4,778	98,283
Sterling Check Corp. (a)	669	8,202
TriNet Group, Inc. (a)	16,282	1,546,302
Ttec Holdings, Inc.	8,342	282,293
Upwork, Inc. (a)	53,670	501,278
Verra Mobility Corp. (a)	60,438	1,191,837
		18,968,225
Trading Companies & Distributors - 1.8%
Alta Equipment Group, Inc.	8,158	141,378
Applied Industrial Technologies, Inc.	16,682	2,416,054
Beacon Roofing Supply, Inc. (a)	2,182	181,062
Custom Truck One Source, Inc. Class A (a)	24,333	164,004
Distribution Solutions Group I (a)	1,756	91,417
EVI Industries, Inc. (a)	1,697	37,334
FTAI Aviation Ltd.	43,086	1,364,103
GATX Corp.	960	123,590
Global Industrial Co.	4,415	122,605
GMS, Inc. (a)	5,709	395,063
H&E Equipment Services, Inc.	13,915	636,611
Herc Holdings, Inc.	12,228	1,673,402
Hudson Technologies, Inc. (a)	3,046	29,303
Karat Packaging, Inc.	2,449	44,694
McGrath RentCorp.	10,707	990,183
MRC Global, Inc. (a)	12,244	123,297
Transcat, Inc. (a)	3,167	270,177
Triton International Ltd.	3,562	296,572
Xometry, Inc. (a)(b)	1,645	34,841
		9,135,690
TOTAL INDUSTRIALS		103,741,508
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.2%
Calix, Inc. (a)	25,528	1,274,102
Cambium Networks Corp. (a)	5,207	79,251
Clearfield, Inc. (a)(b)	5,614	265,823
CommScope Holding Co., Inc. (a)	89,821	505,692
Digi International, Inc. (a)	13,519	532,513
Extreme Networks, Inc. (a)	54,603	1,422,408
Harmonic, Inc. (a)	47,560	769,045
Infinera Corp. (a)(b)	86,665	418,592
Viavi Solutions, Inc. (a)	79,628	902,185
		6,169,611
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	16,266	1,812,846
Akoustis Technologies, Inc. (a)(b)	29,660	94,319
Arlo Technologies, Inc. (a)	33,274	363,019
Badger Meter, Inc.	12,716	1,876,373
Bel Fuse, Inc. Class B (non-vtg.)	340	19,519
Belden, Inc.	11,400	1,090,410
Climb Global Solutions, Inc.	1,478	70,737
CTS Corp.	13,578	578,830
ePlus, Inc. (a)	637	35,863
Evolv Technologies Holdings, Inc. (a)	8,891	53,346
Fabrinet (a)	15,904	2,065,612
FARO Technologies, Inc. (a)	892	14,450
Insight Enterprises, Inc. (a)	12,411	1,816,226
Iteris, Inc. (a)	9,906	39,228
Itron, Inc. (a)	1,857	133,890
Kimball Electronics, Inc. (a)	2,434	67,251
Lightwave Logic, Inc. (a)(b)	49,908	347,859
Luna Innovations, Inc. (a)	13,776	125,637
MicroVision, Inc. (a)(b)	75,877	347,517
Napco Security Technologies, Inc.	13,683	474,116
Novanta, Inc. (a)	15,464	2,846,922
OSI Systems, Inc. (a)	6,846	806,664
Par Technology Corp. (a)(b)	891	29,341
Plexus Corp. (a)	10,479	1,029,457
Presto Automation, Inc. (a)	1,365	7,125
Rogers Corp. (a)	5,479	887,214
Sanmina Corp. (a)	1,285	77,447
		17,111,218
IT Services - 0.8%
BigBear.ai Holdings, Inc. (a)(b)	11,517	27,065
BigCommerce Holdings, Inc. (a)	28,834	286,898
CXApp, Inc. Class A (a)(b)	837	9,140
Digitalocean Holdings, Inc. (a)(b)	27,344	1,097,588
Fastly, Inc. Class A (a)	42,865	675,981
Grid Dynamics Holdings, Inc. (a)	19,177	177,387
Hackett Group, Inc.	9,869	220,572
Information Services Group, Inc.	8,143	43,646
Perficient, Inc. (a)	14,854	1,237,784
Squarespace, Inc. Class A (a)	5,827	183,784
Thoughtworks Holding, Inc. (a)	40,371	304,801
Tucows, Inc. (a)(b)	1,707	47,352
		4,311,998
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc. (a)	3,324	43,478
AEHR Test Systems (a)	11,221	462,866
Ambarella, Inc. (a)	9,654	807,750
Atomera, Inc. (a)(b)	6,483	56,856
Axcelis Technologies, Inc. (a)	14,077	2,580,736
CEVA, Inc. (a)	8,747	223,486
Credo Technology Group Holding Ltd. (a)(b)	42,161	731,072
Diodes, Inc. (a)	15,336	1,418,427
FormFactor, Inc. (a)	33,428	1,143,906
Impinj, Inc. (a)	9,923	889,597
indie Semiconductor, Inc. (a)(b)	55,807	524,586
Intest Corp. (a)	4,603	120,875
Kulicke & Soffa Industries, Inc.	16,810	999,355
MACOM Technology Solutions Holdings, Inc. (a)	23,521	1,541,331
Maxeon Solar Technologies Ltd. (a)	7,253	204,244
MaxLinear, Inc. Class A (a)	32,183	1,015,695
Navitas Semiconductor Corp. (a)	6,918	72,916
NVE Corp.	1,810	176,366
Onto Innovation, Inc. (a)	18,134	2,112,067
PDF Solutions, Inc. (a)	13,260	598,026
Power Integrations, Inc.	24,562	2,325,285
Rambus, Inc. (a)	47,121	3,023,755
Silicon Laboratories, Inc. (a)	13,719	2,164,035
SiTime Corp. (a)	7,416	874,866
SkyWater Technology, Inc. (a)(b)	7,550	71,121
SMART Global Holdings, Inc. (a)	4,499	130,516
Synaptics, Inc. (a)	1,372	117,141
Transphorm, Inc. (a)	11,593	39,416
		24,469,770
Software - 9.8%
8x8, Inc. (a)(b)	48,564	205,426
A10 Networks, Inc.	30,643	447,081
ACI Worldwide, Inc. (a)	40,408	936,253
Adeia, Inc.	40,536	446,301
Agilysys, Inc. (a)	8,678	595,658
Alarm.com Holdings, Inc. (a)	20,665	1,067,967
Alkami Technology, Inc. (a)	16,949	277,794
Altair Engineering, Inc. Class A (a)	23,209	1,760,171
American Software, Inc. Class A	10,827	113,792
Amplitude, Inc. (a)	29,510	324,610
AppFolio, Inc. (a)	8,308	1,430,139
Appian Corp. Class A (a)(b)	17,715	843,234
Applied Digital Corp. (a)(b)	29,264	273,618
Asana, Inc. (a)	34,333	756,699
AvePoint, Inc. (a)(b)	66,651	383,910
Bit Digital, Inc. (a)	4,991	20,263
Blackbaud, Inc. (a)	18,836	1,340,746
BlackLine, Inc. (a)	24,387	1,312,508
Box, Inc. Class A (a)	60,871	1,788,390
Braze, Inc. (a)	14,937	654,091
C3.ai, Inc. (a)(b)	19,335	704,374
Cipher Mining, Inc. (a)(b)	943	2,697
Cleanspark, Inc. (a)(b)	4,069	17,456
Clear Secure, Inc. (b)	35,991	833,911
CommVault Systems, Inc. (a)	18,209	1,322,338
Consensus Cloud Solutions, Inc. (a)	4,810	149,110
CoreCard Corp. (a)	3,104	78,717
Couchbase, Inc. (a)(b)	14,586	230,751
Digimarc Corp. (a)(b)	6,098	179,525
Digital Turbine, Inc. (a)	10,562	98,015
Domo, Inc. Class B (a)	13,144	192,691
Ebix, Inc. (b)	2,923	73,660
eGain Communications Corp. (a)	9,166	68,653
Enfusion, Inc. Class A (a)	10,867	121,928
EngageSmart, Inc. (a)	21,110	402,990
Envestnet, Inc. (a)	21,678	1,286,589
Everbridge, Inc. (a)	17,648	474,731
EverCommerce, Inc. (a)	7,830	92,707
Expensify, Inc. (a)	23,687	189,022
ForgeRock, Inc. (a)	20,515	421,378
Freshworks, Inc. (a)	70,134	1,232,956
Instructure Holdings, Inc. (a)(b)	8,365	210,463
Intapp, Inc. (a)	6,707	281,090
InterDigital, Inc.	11,735	1,133,014
Jamf Holding Corp. (a)	30,250	590,480
Kaltura, Inc. (a)	35,594	75,459
LivePerson, Inc. (a)	27,236	123,107
Livevox Holdings, Inc. (a)(b)	9,561	26,293
Marathon Digital Holdings, Inc. (a)(b)	72,659	1,007,054
MeridianLink, Inc. (a)(b)	7,648	159,078
MicroStrategy, Inc. Class A (a)(b)	4,779	1,636,425
Mitek Systems, Inc. (a)	17,263	187,131
Model N, Inc. (a)	16,160	571,418
N-able, Inc. (a)	27,356	394,200
Nextnav, Inc. (a)(b)	21,476	63,139
Olo, Inc. (a)	25,511	164,801
Onespan, Inc. (a)	15,902	235,986
Pagerduty, Inc. (a)	36,836	828,073
PowerSchool Holdings, Inc. (a)	24,317	465,427
Progress Software Corp.	18,770	1,090,537
PROS Holdings, Inc. (a)	13,922	428,798
Q2 Holdings, Inc. (a)	24,601	760,171
Qualys, Inc. (a)	16,060	2,074,470
Rapid7, Inc. (a)	25,976	1,176,193
Rimini Street, Inc. (a)	21,475	102,865
Riot Platforms, Inc. (a)(b)	48,313	571,060
Sapiens International Corp. NV	13,372	355,695
Semrush Holdings, Inc. (a)	13,440	128,621
SoundHound AI, Inc. (a)(b)	60,047	273,214
SoundThinking, Inc. (a)	3,923	85,757
Sprinklr, Inc. (a)	37,683	521,156
Sprout Social, Inc. (a)	20,615	951,588
SPS Commerce, Inc. (a)	15,839	3,042,038
Tenable Holdings, Inc. (a)	49,320	2,147,886
Varonis Systems, Inc. (a)	47,052	1,253,936
Verint Systems, Inc. (a)	25,334	888,210
Veritone, Inc. (a)(b)	11,236	44,045
Viant Technology, Inc. (a)	5,950	27,430
Weave Communications, Inc. (a)	14,078	156,407
Workiva, Inc. (a)	21,123	2,147,364
Yext, Inc. (a)	46,460	525,463
Zeta Global Holdings Corp. (a)	58,188	496,926
Zuora, Inc. (a)	53,543	587,367
		51,142,685
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	10,249	261,350
CompoSecure, Inc. (a)(b)	6,288	43,136
Corsair Gaming, Inc. (a)	15,852	281,214
CPI Card Group (a)	1,825	42,431
IonQ, Inc. (a)	10,828	146,503
Super Micro Computer, Inc. (a)	20,042	4,995,466
		5,770,100
TOTAL INFORMATION TECHNOLOGY		108,975,382
MATERIALS - 4.3%
Chemicals - 2.6%
American Vanguard Corp.	2,006	35,847
Amyris, Inc. (a)(b)	13,140	13,534
Balchem Corp.	13,825	1,863,748
Cabot Corp.	23,949	1,601,949
Chase Corp.	2,810	340,628
Core Molding Technologies, Inc. (a)	246	5,597
Diversey Holdings Ltd. (a)(b)	33,759	283,238
Ecovyst, Inc. (a)	8,784	100,665
H.B. Fuller Co.	20,880	1,493,129
Hawkins, Inc.	8,410	401,073
Ingevity Corp. (a)	16,145	938,993
Innospec, Inc.	9,474	951,569
Livent Corp. (a)(b)	77,997	2,139,458
Orion SA	24,310	515,858
PureCycle Technologies, Inc. (a)(b)	11,013	117,729
Quaker Houghton	5,991	1,167,646
Sensient Technologies Corp.	18,222	1,296,131
Stepan Co.	1,070	102,249
		13,369,041
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	883	184,450
Containers & Packaging - 0.3%
Myers Industries, Inc.	15,686	304,779
O-I Glass, Inc. (a)	57,295	1,222,102
		1,526,881
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	14,592	47,862
Alpha Metallurgical Resources	384	63,114
ATI, Inc. (a)	55,710	2,464,053
Century Aluminum Co. (a)	22,581	196,906
Compass Minerals International, Inc.	14,850	504,900
Constellium NV (a)	33,893	582,960
Contango ORE, Inc. (a)	777	19,798
Dakota Gold Corp. (a)	15,530	45,348
Hecla Mining Co.	54,145	278,847
i-80 Gold Corp. (a)	5,407	12,166
Ivanhoe Electric, Inc.	24,294	316,794
Kaiser Aluminum Corp.	6,543	468,741
Materion Corp.	8,861	1,011,926
NioCorp Developments Ltd. (a)	952	4,789
Novagold Resources, Inc. (a)	105,065	419,209
Perpetua Resources Corp. (a)	16,205	59,472
Piedmont Lithium, Inc. (a)(b)	2,609	150,565
Ryerson Holding Corp.	648	28,110
		6,675,560
Paper & Forest Products - 0.1%
Sylvamo Corp.	15,746	636,926
TOTAL MATERIALS		22,392,858
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexanders, Inc.	921	169,335
CareTrust (REIT), Inc.	3,953	78,507
CBL & Associates Properties, Inc.	8,672	191,131
Clipper Realty, Inc. (b)	4,865	27,585
Community Healthcare Trust, Inc.	7,317	241,607
Essential Properties Realty Trust, Inc.	7,027	165,416
Four Corners Property Trust, Inc.	4,055	102,997
Gladstone Commercial Corp.	3,034	37,531
National Health Investors, Inc.	1,755	91,997
NexPoint Residential Trust, Inc.	2,866	130,346
Outfront Media, Inc.	29,897	469,981
Phillips Edison & Co., Inc.	8,608	293,361
Ryman Hospitality Properties, Inc.	24,962	2,319,469
Saul Centers, Inc.	4,596	169,271
Tanger Factory Outlet Centers, Inc.	20,764	458,261
UMH Properties, Inc.	4,063	64,927
Universal Health Realty Income Trust (SBI)	5,522	262,737
		5,274,459
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	4,352	29,071
Compass, Inc. (a)	111,221	389,274
Digitalbridge Group, Inc.	22,292	327,915
eXp World Holdings, Inc. (b)	29,970	607,792
Marcus & Millichap, Inc.	3,978	125,347
Maui Land & Pineapple, Inc. (a)	3,046	43,375
Opendoor Technologies, Inc. (a)	12,411	49,892
Redfin Corp. (a)(b)	45,998	571,295
The RMR Group, Inc.	4,621	107,069
The St. Joe Co.	14,892	719,879
		2,970,909
TOTAL REAL ESTATE		8,245,368
UTILITIES - 1.6%
Electric Utilities - 0.3%
Genie Energy Ltd. Class B	4,467	63,163
MGE Energy, Inc.	8,036	635,728
Otter Tail Corp. (b)	9,459	746,883
PNM Resources, Inc.	3,865	174,312
		1,620,086
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	4,143	188,838
Chesapeake Utilities Corp.	4,871	579,649
New Jersey Resources Corp.	21,961	1,036,559
RGC Resources, Inc.	229	4,587
		1,809,633
Independent Power and Renewable Electricity Producers - 0.3%
Montauk Renewables, Inc. (a)(b)	28,594	212,739
Ormat Technologies, Inc. (b)	14,864	1,195,957
Sunnova Energy International, Inc. (a)(b)	21,298	389,966
		1,798,662
Multi-Utilities - 0.0%
Unitil Corp.	1,964	99,594
Water Utilities - 0.6%
American States Water Co.	16,034	1,394,958
Artesian Resources Corp. Class A	2,632	124,283
Cadiz, Inc. (a)	17,395	70,624
California Water Service Group	7,703	397,706
Consolidated Water Co., Inc.	1,857	44,995
Global Water Resources, Inc.	4,872	61,777
Middlesex Water Co.	7,584	611,725
Pure Cycle Corp. (a)	8,390	92,290
York Water Co.	6,114	252,325
		3,050,683
TOTAL UTILITIES		8,378,658
TOTAL COMMON STOCKS (Cost $477,682,104)		516,849,333

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $99,031)	100,000	99,059

Money Market Funds - 9.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	2,544,656	2,545,165
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	45,440,065	45,444,609
TOTAL MONEY MARKET FUNDS (Cost $47,989,774)		47,989,774

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $525,770,909)	564,938,166
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(44,463,069)
NET ASSETS - 100.0%	520,475,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	33	Sep 2023	3,141,105	73,749	73,749

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,059.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	294,228	211,999,184	209,748,247	93,793	-	-	2,545,165	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	31,870,574	157,333,478	143,759,443	838,071	-	-	45,444,609	0.2%
Total	32,164,802	369,332,662	353,507,690	931,864	-	-	47,989,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,036,393	11,036,393	-	-
Consumer Discretionary	55,574,321	55,574,321	-	-
Consumer Staples	21,925,479	21,925,479	-	-
Energy	23,215,411	23,215,411	-	-
Financials	30,725,507	30,725,507	-	-
Health Care	122,638,448	122,622,674	14,282	1,492
Industrials	103,741,508	103,741,508	-	-
Information Technology	108,975,382	108,975,382	-	-
Materials	22,392,858	22,392,858	-	-
Real Estate	8,245,368	8,245,368	-	-
Utilities	8,378,658	8,378,658	-	-

U.S. Government and Government Agency Obligations	99,059	-	99,059	-

Money Market Funds	47,989,774	47,989,774	-	-
Total Investments in Securities:	564,938,166	564,823,333	113,341	1,492
Derivative Instruments:

Assets
Futures Contracts	73,749	73,749	-	-
Total Assets	73,749	73,749	-	-
Total Derivative Instruments:	73,749	73,749	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	73,749	0
Total Equity Risk	73,749	0
Total Value of Derivatives	73,749	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value (including securities loaned of $44,537,689) - See accompanying schedule:
Unaffiliated issuers (cost $477,781,135)	$516,948,392
Fidelity Central Funds (cost $47,989,774)	47,989,774

Total Investment in Securities (cost $525,770,909)		$564,938,166
Segregated cash with brokers for derivative instruments		95,973
Foreign currency held at value (cost $378)		382
Receivable for investments sold		403
Receivable for fund shares sold		2,778,237
Dividends receivable		149,958
Distributions receivable from Fidelity Central Funds		90,427
Receivable for daily variation margin on futures contracts		7,244
Other receivables		25,182
Total assets		568,085,972
Liabilities
Payable for investments purchased	$1,512,225
Payable for fund shares redeemed	633,061
Accrued management fee	20,980
Collateral on securities loaned	45,444,609
Total Liabilities		47,610,875
Net Assets		$520,475,097
Net Assets consist of:
Paid in capital		$545,359,493
Total accumulated earnings (loss)		(24,884,396)
Net Assets		$520,475,097
Net Asset Value , offering price and redemption price per share ($520,475,097 ÷ 22,155,690 shares)		$23.49

Statement of Operations
		Year ended June 30, 2023
Investment Income
Dividends		$3,333,176
Interest		3,787
Income from Fidelity Central Funds (including $838,071 from security lending)		931,864
Total Income		4,268,827
Expenses
Management fee	$194,272
Independent trustees' fees and expenses	1,238
Interest	1,854
Total expenses before reductions	197,364
Expense reductions	(1,960)
Total expenses after reductions		195,404
Net Investment income (loss)		4,073,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,350,895)
Foreign currency transactions	2
Futures contracts	16,691
Total net realized gain (loss)		(5,334,202)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,371,952
Assets and liabilities in foreign currencies	4
Futures contracts	60,572
Total change in net unrealized appreciation (depreciation)		64,432,528
Net gain (loss)		59,098,326
Net increase (decrease) in net assets resulting from operations		$63,171,749

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,073,423	$2,156,091
Net realized gain (loss)	(5,334,202)	(57,491,238)
Change in net unrealized appreciation (depreciation)	64,432,528	(78,701,931)
Net increase (decrease) in net assets resulting from operations	63,171,749	(134,037,078)
Distributions to shareholders	(2,541,670)	(11,137,021)

Share transactions
Proceeds from sales of shares	298,966,095	253,314,244
Reinvestment of distributions	2,183,459	9,762,975
Cost of shares redeemed	(116,057,501)	(180,075,429)

Net increase (decrease) in net assets resulting from share transactions	185,092,053	83,001,790
Total increase (decrease) in net assets	245,722,132	(62,172,309)

Net Assets
Beginning of period	274,752,965	336,925,274
End of period	$520,475,097	$274,752,965

Other Information
Shares
Sold	13,579,621	9,319,148
Issued in reinvestment of distributions	102,849	339,083
Redeemed	(5,314,092)	(6,774,929)
Net increase (decrease)	8,368,378	2,883,302

Fidelity® Small Cap Growth Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.93	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.17	.14	.15
Net realized and unrealized gain (loss)	3.50	(10.17)	10.38	.57
Total from investment operations	3.73	(10.00)	10.52	.72
Distributions from net investment income	(.17)	(.16)	(.11)	(.05)
Distributions from net realized gain	-	(.81)	(.18)	(.01)
Total distributions	(.17)	(.97)	(.28) D	(.06)
Net asset value, end of period	$23.49	$19.93	$30.90	$20.66
Total Return E,F	18.78%	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05%	.05% I
Net investment income (loss)	1.05%	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$520,475	$274,753	$336,925	$54,213
Portfolio turnover rate J	42%	51%	62%	69% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2023	Past 1 year	Life of Fund A
Fidelity® Small Cap Value Index Fund	6.14%	6.37%

A     From July 11, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Value Index Fund, on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Value Index performed over the same period.

Fidelity® Small Cap Value Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 19.59% for the 12 months ending June 30, 2023, according to the S&P 500 ® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. U.S. large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies concentrated in the information technology and communication services sectors, largely due to exuberance related to artificial intelligence. Aggressive monetary tightening by major central banks, including the U.S. Federal Reserve, continued amid signs of consistent pressure on core inflation, a closely watched measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 10 times, by 5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came in early May, a third consecutive raise of a stepped down 25 basis points. In June, the Fed held interest rates steady and signaled it was prepared to raise rates next month if the economy and inflation don't cool more. The S&P 500 ® gained 6.61% for the month, raising hopes for a "soft landing" of the economy and bringing the index's year-to-date result to 16.89%. June saw the long-awaited return of market breadth and lower dispersion. Smaller-cap stocks had a particularly strong month, achieving the best result for the category since January. For the full 12 months, value stocks (+19.99%) topped growth (+18.25%). All 11 sectors in the index gained strongly over the period. Information technology (+42%), consumer discretionary and industrials (+25% each) led, while real estate and utilities (-4% each) lagged most.
Comments from the Geode Capital Management team:
For the fiscal year ending June 30, 2023, the fund gained 6.14%, just ahead of the 6.01% advance of the benchmark Russell 2000® Value Index. By sector, industrials advanced roughly 27% and contributed most, driven by the capital goods industry (+38%). Consumer discretionary stocks also helped, gaining 25%. The energy sector also rose roughly 31%. Other notable contributors included the information technology (+29%) and materials (+16%) sectors. Conversely, stocks in the financials sector returned -9% and detracted most. Communication services (-11%) and consumer staples (-8%) also hurt. Other notable detractors included the real estate (-2%), utilities (-3%), and health care (-1%) sectors. Turning to individual stocks, the biggest individual contributor was Meritage Homes (+97%), from the consumer durables & apparel category. Taylor Morrison Home, within the consumer durables & apparel segment, advanced about 108% and lifted the fund. In capital goods, Api (+81%) and Triton International (+64%) helped. Another contributor was Commercial Metals (+61%), a stock in the materials sector. Conversely, the biggest individual detractor was Independent Bank (-42%), from the banks group. In banks, Cvb Financial (-45%) and Glacier Bancorp (-32%) hurt. Southwest Gas Holdings, within the utilities sector, returned -24% and hindered the fund. Another detractor was Multiplan (-62%), a stock in the health care equipment & services industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Value Index Fund
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Chord Energy Corp.	0.5
Commercial Metals Co.	0.5
Murphy Oil Corp.	0.5
Asbury Automotive Group, Inc.	0.4
Meritage Homes Corp.	0.5
Taylor Morrison Home Corp.	0.4
Southstate Corp.	0.4
Terreno Realty Corp.	0.4
Essent Group Ltd.	0.4
UFP Industries, Inc.	0.4
4.4

Market Sectors (% of Fund's net assets)

Financials	24.2
Industrials	14.6
Real Estate	10.5
Consumer Discretionary	10.3
Health Care	10.1
Energy	9.1
Information Technology	6.2
Materials	4.9
Utilities	4.4
Communication Services	2.9
Consumer Staples	2.6

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Small Cap Value Index Fund
Schedule of Investments June 30, 2023
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	1,348	42,718
ATN International, Inc.	8,168	298,949
Bandwidth, Inc. (a)	13,507	184,776
Cogent Communications Group, Inc.	11,998	807,345
Consolidated Communications Holdings, Inc. (a)	48,715	186,578
EchoStar Holding Corp. Class A (a)	24,996	433,431
Globalstar, Inc. (a)(b)	66,715	72,052
IDT Corp. Class B (a)	2,738	70,777
Liberty Latin America Ltd.:
Class A (a)	17,748	155,295
Class C (a)	117,061	1,009,066
Lumen Technologies, Inc.	756,141	1,708,879
Radius Global Infrastructure, Inc. (a)	63,492	946,031
		5,915,897
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	13,476	222,354
Lions Gate Entertainment Corp.:
Class A (a)	1	9
Class B (a)	42,127	351,760
Madison Square Garden Entertainment Corp.	4,697	157,913
Marcus Corp. (b)	17,742	263,114
Playstudios, Inc. Class A (a)	64,165	315,050
Reservoir Media, Inc. (a)	14,485	87,200
Sphere Entertainment Co. (a)	19,408	531,585
Vivid Seats, Inc. Class A (a)	13,210	104,623
		2,033,608
Interactive Media & Services - 0.5%
Bumble, Inc. (a)	75,900	1,273,602
DHI Group, Inc. (a)	32,683	125,176
Eventbrite, Inc. (a)	5,636	53,824
EverQuote, Inc. Class A (a)	1,473	9,575
fuboTV, Inc. (a)(b)	153,295	318,854
Liberty TripAdvisor Holdings, Inc. (a)	225	10,492
MediaAlpha, Inc. Class A (a)	3,231	33,312
Nextdoor Holdings, Inc. (a)	44,069	143,665
Outbrain, Inc. (a)	30,969	152,367
System1, Inc. (a)	18,231	82,040
TrueCar, Inc. (a)	65,361	147,716
Vimeo, Inc. (a)	99,432	409,660
Ziff Davis, Inc. (a)	27,086	1,897,645
		4,657,928
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	65,791	153,951
AMC Networks, Inc. Class A (a)	22,950	274,253
Boston Omaha Corp. (a)	16,409	308,817
Cardlytics, Inc. (a)	25,489	161,090
Clear Channel Outdoor Holdings, Inc. (a)	276,811	379,231
Daily Journal Corp. (a)	813	235,185
E.W. Scripps Co. Class A (a)	23,460	214,659
Emerald Holding, Inc. (a)	11,926	48,897
Gannett Co., Inc. (a)	107,558	242,006
Gray Television, Inc.	58,113	457,930
iHeartMedia, Inc. (a)(b)	76,180	277,295
John Wiley & Sons, Inc. Class A	32,138	1,093,656
Magnite, Inc. (a)	57,881	790,076
PubMatic, Inc. (a)	26,605	486,339
Quotient Technology, Inc. (a)	67,367	258,689
Scholastic Corp.	21,482	835,435
Sinclair, Inc. Class A (b)	22,320	308,462
Stagwell, Inc. (a)	80,895	583,253
TEGNA, Inc.	167,865	2,726,128
Thryv Holdings, Inc. (a)	22,952	564,619
Urban One, Inc.:
Class A (a)	4,545	27,225
Class D (non-vtg.) (a)	10,989	65,934
WideOpenWest, Inc. (a)	38,125	321,775
		10,814,905
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	45,166	768,274
Shenandoah Telecommunications Co.	36,099	701,404
Spok Holdings, Inc.	13,674	181,727
Telephone & Data Systems, Inc.	74,421	612,485
		2,263,890
TOTAL COMMUNICATION SERVICES		25,686,228
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 1.4%
Adient PLC (a)	71,491	2,739,535
American Axle & Manufacturing Holdings, Inc. (a)	85,525	707,292
Cooper-Standard Holding, Inc. (a)	8,602	122,665
Dana, Inc.	97,258	1,653,386
Holley, Inc. (a)(b)	39,516	161,620
LCI Industries	11,550	1,459,458
Modine Manufacturing Co. (a)	13,784	455,148
Patrick Industries, Inc.	14,008	1,120,640
Solid Power, Inc. (a)(b)	116,142	295,001
Standard Motor Products, Inc.	15,711	589,477
Stoneridge, Inc. (a)	15,844	298,659
The Goodyear Tire & Rubber Co. (a)	210,656	2,881,774
		12,484,655
Automobiles - 0.2%
Winnebago Industries, Inc.	22,383	1,492,722
Workhorse Group, Inc. (a)(b)	122,068	106,394
		1,599,116
Broadline Retail - 0.0%
Big Lots, Inc.	21,374	188,732
ContextLogic, Inc. (a)(b)	16,641	109,498
		298,230
Distributors - 0.0%
Weyco Group, Inc.	4,580	122,240
Diversified Consumer Services - 0.6%
2U, Inc. (a)	56,268	226,760
Adtalem Global Education, Inc. (a)	34,058	1,169,552
Chegg, Inc. (a)	12,302	109,242
European Wax Center, Inc. (a)(b)	1,858	34,615
Graham Holdings Co.	2,775	1,585,857
Laureate Education, Inc. Class A	15,049	181,942
Lincoln Educational Services Corp. (a)	17,938	120,902
Perdoceo Education Corp. (a)	50,260	616,690
Strategic Education, Inc.	17,050	1,156,672
Universal Technical Institute, Inc. (a)	20,512	141,738
WW International, Inc. (a)(b)	40,684	273,396
		5,617,366
Hotels, Restaurants & Leisure - 0.9%
Bally's Corp. (a)	9,835	153,033
Biglari Holdings, Inc. Class B (a)	515	101,527
BJ's Restaurants, Inc. (a)	6,232	198,178
Bluegreen Vacations Holding Corp. Class A	1,600	57,040
Bowlero Corp. Class A (a)(b)	3,160	36,782
Brinker International, Inc. (a)	2,564	93,842
Carrols Restaurant Group, Inc. (a)	27,128	136,725
Century Casinos, Inc. (a)	3,600	25,560
Chuy's Holdings, Inc. (a)	2,386	97,397
Denny's Corp. (a)	8,604	106,001
Dine Brands Global, Inc.	1,155	67,025
El Pollo Loco Holdings, Inc.	21,293	186,740
Everi Holdings, Inc. (a)	23,554	340,591
Fiesta Restaurant Group, Inc. (a)	12,904	102,458
First Watch Restaurant Group, Inc. (a)	6,760	114,244
Full House Resorts, Inc. (a)	3,102	20,783
Krispy Kreme, Inc. (b)	44,548	656,192
Life Time Group Holdings, Inc. (a)	22,938	451,190
Light & Wonder, Inc. Class A (a)	36,204	2,489,387
Lindblad Expeditions Holdings (a)	23,770	258,618
Mondee Holdings, Inc. (a)	4,808	42,839
Nathan's Famous, Inc.	122	9,582
Papa John's International, Inc.	5,723	422,529
Red Rock Resorts, Inc.	16,107	753,485
Sabre Corp. (a)(b)	182,732	582,915
SeaWorld Entertainment, Inc. (a)	1,478	82,783
Six Flags Entertainment Corp. (a)	11,085	287,988
Sweetgreen, Inc. Class A (a)	14,275	183,006
Xponential Fitness, Inc. (a)	2,721	46,937
		8,105,377
Household Durables - 3.2%
Beazer Homes U.S.A., Inc. (a)	21,989	622,069
Century Communities, Inc.	21,293	1,631,470
Dream Finders Homes, Inc. (a)(b)	10,832	266,359
Ethan Allen Interiors, Inc.	17,246	487,717
GoPro, Inc. Class A (a)	96,818	400,827
Green Brick Partners, Inc. (a)	13,331	757,201
Helen of Troy Ltd. (a)	18,041	1,948,789
Hooker Furnishings Corp.	8,176	152,564
Hovnanian Enterprises, Inc. Class A (a)	3,597	356,858
iRobot Corp. (a)(b)	1,882	85,161
KB Home	55,478	2,868,767
La-Z-Boy, Inc.	32,553	932,318
Landsea Homes Corp. (a)	10,182	95,100
Legacy Housing Corp. (a)	7,465	173,113
LGI Homes, Inc. (a)(b)	14,401	1,942,551
M.D.C. Holdings, Inc.	44,066	2,060,967
M/I Homes, Inc. (a)	20,156	1,757,402
Meritage Homes Corp.	27,268	3,879,418
Purple Innovation, Inc.	48,314	134,313
Skyline Champion Corp. (a)	17,742	1,161,214
Snap One Holdings Corp. (a)	13,821	161,015
Taylor Morrison Home Corp. (a)	78,684	3,837,419
Traeger, Inc. (a)(b)	26,210	111,393
TRI Pointe Homes, Inc. (a)	74,124	2,435,715
United Homes Group, Inc. (a)	4,622	51,582
Vizio Holding Corp. (a)	6,173	41,668
VOXX International Corp. (a)	10,337	129,006
Vuzix Corp. (a)(b)	44,331	226,088
		28,708,064
Leisure Products - 0.6%
AMMO, Inc. (a)(b)	70,459	150,078
Clarus Corp. (b)	20,247	185,058
Escalade, Inc.	7,070	94,385
Funko, Inc. (a)	8,112	87,772
JAKKS Pacific, Inc. (a)	5,494	109,715
Johnson Outdoors, Inc. Class A	4,012	246,537
Latham Group, Inc. (a)	29,117	108,024
Malibu Boats, Inc. Class A (a)	5,863	343,924
Smith & Wesson Brands, Inc.	34,357	448,015
Solo Brands, Inc. Class A (a)	4,382	24,802
Sturm, Ruger & Co., Inc.	989	52,377
Topgolf Callaway Brands Corp. (a)	107,623	2,136,317
Vista Outdoor, Inc. (a)	42,238	1,168,725
		5,155,729
Specialty Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	19,414	151,429
Abercrombie & Fitch Co. Class A (a)	17,651	665,090
America's Car Mart, Inc. (a)	4,371	436,138
American Eagle Outfitters, Inc.	106,194	1,253,089
Asbury Automotive Group, Inc. (a)	16,228	3,901,536
BARK, Inc. (a)(b)	80,231	106,707
Big 5 Sporting Goods Corp. (b)	17,068	156,343
Build-A-Bear Workshop, Inc.	2,237	47,917
Caleres, Inc.	26,015	622,539
Carvana Co. Class A (a)(b)	40,237	1,042,943
Chico's FAS, Inc. (a)(b)	91,341	488,674
Designer Brands, Inc. Class A (b)	37,170	375,417
Destination XL Group, Inc. (a)	43,837	214,801
Duluth Holdings, Inc. (a)(b)	9,374	58,869
EVgo, Inc. Class A (a)(b)	46,472	185,888
Foot Locker, Inc.	61,581	1,669,461
Franchise Group, Inc. (b)	1,138	32,592
Genesco, Inc. (a)	9,043	226,437
Group 1 Automotive, Inc.	10,423	2,690,176
GrowGeneration Corp. (a)	44,170	150,178
Guess?, Inc. (b)	19,287	375,132
Haverty Furniture Companies, Inc.	11,046	333,810
Hibbett, Inc.	1,663	60,350
J.Jill, Inc. (a)	3,363	72,069
Lands' End, Inc. (a)	11,023	85,538
Lazydays Holdings, Inc. (a)	9,405	108,722
Leslie's, Inc. (a)	121,467	1,140,575
MarineMax, Inc. (a)	16,132	551,069
Monro, Inc.	23,338	948,223
National Vision Holdings, Inc. (a)	54,070	1,313,360
OneWater Marine, Inc. Class A (a)(b)	8,635	312,932
Overstock.com, Inc. (a)	33,837	1,102,071
PetMed Express, Inc.	15,781	217,620
Rent the Runway, Inc. Class A (a)	33,835	66,993
Sally Beauty Holdings, Inc. (a)	4,515	55,760
Shoe Carnival, Inc.	12,648	296,975
Signet Jewelers Ltd.	33,428	2,181,511
Sleep Number Corp. (a)	7,472	203,836
Sonic Automotive, Inc. Class A (sub. vtg.)	11,707	558,073
Sportsman's Warehouse Holdings, Inc. (a)	28,006	159,634
Stitch Fix, Inc. (a)(b)	32,983	126,985
The Aaron's Co., Inc.	23,526	332,658
The Cato Corp. Class A (sub. vtg.)	13,202	106,012
The Children's Place, Inc. (a)(b)	8,932	207,312
The ODP Corp. (a)	25,618	1,199,435
thredUP, Inc. (a)	44,016	107,399
Tile Shop Holdings, Inc. (a)(b)	21,333	118,185
Tilly's, Inc. (a)(b)	16,528	115,861
Upbound Group, Inc.	2,570	80,004
Urban Outfitters, Inc. (a)	31,765	1,052,374
Winmark Corp.	2,096	696,857
Zumiez, Inc. (a)	11,880	197,921
		28,961,480
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. Class A (a)(b)	70,155	88,395
Fossil Group, Inc. (a)	35,100	90,207
G-III Apparel Group Ltd. (a)	31,200	601,224
Hanesbrands, Inc.	87,304	396,360
Movado Group, Inc.	11,606	311,389
Oxford Industries, Inc.	2,742	269,868
Rocky Brands, Inc.	4,873	102,333
Vera Bradley, Inc. (a)	18,858	120,503
Wolverine World Wide, Inc.	5,512	80,971
		2,061,250
TOTAL CONSUMER DISCRETIONARY		93,113,507
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	26,689	346,156
Primo Water Corp.	101,225	1,269,362
Zevia PBC (a)	8,217	35,415
		1,650,933
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	24,213	1,117,430
HF Foods Group, Inc. (a)	30,379	142,478
Ingles Markets, Inc. Class A	10,511	868,734
Natural Grocers by Vitamin Cottage, Inc.	7,117	87,254
PriceSmart, Inc.	5,722	423,771
SpartanNash Co.	26,241	590,685
United Natural Foods, Inc. (a)(b)	44,549	870,933
Village Super Market, Inc. Class A	6,351	144,930
Weis Markets, Inc.	12,351	793,058
		5,039,273
Food Products - 0.8%
Alico, Inc.	5,228	133,105
B&G Foods, Inc. Class A	53,387	743,147
Benson Hill, Inc. (a)	129,929	168,908
BRC, Inc. Class A (a)(b)	2,436	12,570
Cal-Maine Foods, Inc.	2,054	92,430
Dole PLC	23,114	312,501
Forafric Global PLC (b)	3,657	40,117
Fresh Del Monte Produce, Inc.	25,499	655,579
Hostess Brands, Inc. Class A (a)	81,082	2,052,996
Limoneira Co.	13,242	206,046
Mission Produce, Inc. (a)(b)	30,947	375,078
Seneca Foods Corp. Class A (a)	3,868	126,406
SunOpta, Inc. (a)	3,729	24,947
The Hain Celestial Group, Inc. (a)	67,114	839,596
TreeHouse Foods, Inc. (a)	33,904	1,708,084
		7,491,510
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,217	318,573
Central Garden & Pet Co. Class A (non-vtg.) (a)	28,534	1,040,350
Oil-Dri Corp. of America	2,725	160,748
		1,519,671
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	73,163	2,677,766
Edgewell Personal Care Co. (b)	38,317	1,582,875
Herbalife Ltd. (a)	19,623	259,809
Nature's Sunshine Products, Inc. (a)	9,818	134,016
Nu Skin Enterprises, Inc. Class A	37,268	1,237,298
Thorne HealthTech, Inc. (a)	5,122	24,073
Waldencast PLC (a)	14,856	114,837
		6,030,674
Tobacco - 0.2%
Universal Corp.	18,228	910,306
Vector Group Ltd.	89,973	1,152,554
		2,062,860
TOTAL CONSUMER STAPLES		23,794,921
ENERGY - 9.1%
Energy Equipment & Services - 2.1%
Archrock, Inc.	85,327	874,602
Atlas Energy Solutions, Inc.	10,042	174,329
Bristow Group, Inc. (a)	17,496	502,660
Core Laboratories, Inc.	23,789	553,094
Diamond Offshore Drilling, Inc. (a)	76,170	1,084,661
DMC Global, Inc. (a)	9,978	177,209
Dril-Quip, Inc. (a)	25,332	589,476
Expro Group Holdings NV (a)	41,394	733,502
Forum Energy Technologies, Inc. (a)	7,169	183,455
Helix Energy Solutions Group, Inc. (a)	106,966	789,409
Helmerich & Payne, Inc.	75,330	2,670,449
KLX Energy Services Holdings, Inc. (a)(b)	8,418	81,907
Liberty Oilfield Services, Inc. Class A	120,751	1,614,441
Mammoth Energy Services, Inc. (a)	16,773	81,014
Nabors Industries Ltd. (a)(b)	639	59,446
Newpark Resources, Inc. (a)	55,484	290,181
Nextier Oilfield Solutions, Inc. (a)	125,801	1,124,661
Noble Corp. PLC	13,813	570,615
Oil States International, Inc. (a)	46,624	348,281
Patterson-UTI Energy, Inc.	155,466	1,860,928
ProFrac Holding Corp. (a)(b)	14,202	158,494
ProPetro Holding Corp. (a)	73,386	604,701
Ranger Energy Services, Inc. Class A (a)	11,553	118,303
RPC, Inc.	63,905	456,921
SEACOR Marine Holdings, Inc. (a)	17,635	201,568
Seadrill Ltd. (a)	37,835	1,561,450
Select Water Solutions, Inc. Class A	63,646	515,533
Solaris Oilfield Infrastructure, Inc. Class A (b)	22,886	190,640
U.S. Silica Holdings, Inc. (a)	56,227	682,034
		18,853,964
Oil, Gas & Consumable Fuels - 7.0%
Amplify Energy Corp. (a)(b)	27,094	183,426
Arch Resources, Inc.	13,706	1,545,489
Ardmore Shipping Corp.	30,834	380,800
Berry Corp.	58,669	403,643
California Resources Corp. (b)	53,696	2,431,892
Callon Petroleum Co. (a)(b)	45,861	1,608,345
Centrus Energy Corp. Class A (a)	9,165	298,412
Chord Energy Corp.	31,424	4,832,980
Chord Energy Corp.:
warrants 9/1/24 (a)	810	18,873
warrants 9/1/25 (a)	405	6,415
Civitas Resources, Inc.	52,171	3,619,102
Clean Energy Fuels Corp. (a)(b)	126,100	625,456
CNX Resources Corp. (a)	121,824	2,158,721
Comstock Resources, Inc. (b)	68,969	800,040
CONSOL Energy, Inc.	25,478	1,727,663
Crescent Energy, Inc. Class A (b)	18,028	187,852
CVR Energy, Inc. (b)	1,982	59,381
Delek U.S. Holdings, Inc.	49,678	1,189,788
DHT Holdings, Inc.	102,935	878,036
Dorian LPG Ltd.	9,668	247,984
Earthstone Energy, Inc. (a)(b)	42,823	611,941
enCore Energy Corp. (a)	103,784	250,119
Energy Fuels, Inc. (a)(b)	16,199	101,082
Equitrans Midstream Corp.	231,989	2,217,815
Excelerate Energy, Inc.	2,786	56,639
FLEX LNG Ltd. (b)	7,392	225,678
Gevo, Inc. (a)(b)	172,108	261,604
Golar LNG Ltd.	70,775	1,427,532
Granite Ridge Resources, Inc.	19,551	129,623
Green Plains, Inc. (a)(b)	35,858	1,156,062
Gulfport Energy Corp. (a)	7,510	789,076
Hallador Energy Co. (a)	17,051	146,127
HighPeak Energy, Inc. (b)	1,454	15,820
International Seaways, Inc.	30,459	1,164,752
Kinetik Holdings, Inc. (b)	11,628	408,608
Magnolia Oil & Gas Corp. Class A	8,763	183,147
Matador Resources Co.	69,867	3,655,441
Murphy Oil Corp.	111,213	4,259,458
NACCO Industries, Inc. Class A	3,234	112,090
Nordic American Tanker Shipping Ltd.	153,591	563,679
Northern Oil & Gas, Inc.	6,737	231,214
Overseas Shipholding Group, Inc. (a)	41,632	173,605
Par Pacific Holdings, Inc. (a)	25,409	676,133
PBF Energy, Inc. Class A	87,152	3,568,003
Peabody Energy Corp. (b)	93,247	2,019,730
Permian Resource Corp. Class A	160,725	1,761,546
PrimeEnergy Corp. (a)	517	47,580
Rex American Resources Corp. (a)	8,523	296,686
Ring Energy, Inc. (a)(b)	89,396	152,867
SandRidge Energy, Inc.	23,750	362,188
Scorpio Tankers, Inc.	39,472	1,864,263
SFL Corp. Ltd.	85,995	802,333
SilverBow Resources, Inc. (a)	11,823	344,286
Sitio Royalties Corp.	34,176	897,804
SM Energy Co.	89,941	2,844,834
Talos Energy, Inc. (a)	83,633	1,159,990
Teekay Corp. (a)	49,063	296,341
Teekay Tankers Ltd.	17,913	684,814
Tellurian, Inc. (a)(b)	375,368	529,269
Uranium Energy Corp. (a)(b)	275,996	938,386
VAALCO Energy, Inc.	72,207	271,498
Verde Clean Fuels, Inc. (a)(b)	3,233	21,047
Vital Energy, Inc. (a)	12,603	569,025
Vitesse Energy, Inc.	18,821	421,590
World Kinect Corp.	45,918	949,584
		62,825,207
TOTAL ENERGY		81,679,171
FINANCIALS - 24.2%
Banks - 14.8%
1st Source Corp.	12,362	518,339
ACNB Corp.	6,220	206,317
Amalgamated Financial Corp.	13,327	214,431
Amerant Bancorp, Inc. Class A	19,201	330,065
American National Bankshares, Inc.	7,635	221,262
Ameris Bancorp	49,543	1,694,866
Ames National Corp.	6,300	113,589
Arrow Financial Corp.	10,816	217,834
Associated Banc-Corp.	113,331	1,839,362
Atlantic Union Bankshares Corp.	56,363	1,462,620
Axos Financial, Inc. (a)	37,495	1,478,803
Banc of California, Inc.	40,642	470,634
BancFirst Corp.	14,219	1,308,148
Bank First National Corp.	6,938	577,242
Bank of Hawaii Corp.	29,519	1,217,068
Bank of Marin Bancorp	11,924	210,697
Bank7 Corp.	2,644	64,857
BankUnited, Inc.	55,792	1,202,318
Bankwell Financial Group, Inc.	4,482	109,271
Banner Corp.	25,778	1,125,725
Bar Harbor Bankshares	11,138	274,440
BayCom Corp.	7,823	130,488
BCB Bancorp, Inc.	11,591	136,078
Berkshire Hills Bancorp, Inc.	32,955	683,157
Blue Foundry Bancorp (a)	17,665	178,593
Blue Ridge Bankshares, Inc.	13,725	121,466
Bridgewater Bancshares, Inc. (a)	15,132	149,050
Brookline Bancorp, Inc., Delaware	65,381	571,430
Burke & Herbert Financial Services Corp.	4,411	283,186
Business First Bancshares, Inc.	18,077	272,420
Byline Bancorp, Inc.	18,294	330,938
C & F Financial Corp.	2,413	129,578
Cadence Bank	136,731	2,685,397
Cambridge Bancorp	5,742	311,848
Camden National Corp.	10,645	329,676
Capital Bancorp, Inc.	7,166	129,705
Capital City Bank Group, Inc.	6,386	195,667
Capitol Federal Financial, Inc.	94,534	583,275
Capstar Financial Holdings, Inc.	14,665	179,940
Carter Bankshares, Inc. (a)	17,216	254,625
Cathay General Bancorp	52,160	1,679,030
Central Pacific Financial Corp.	20,292	318,787
Central Valley Community Bancorp	7,419	114,624
Chemung Financial Corp.	2,528	97,100
ChoiceOne Financial Services, Inc.	5,206	119,738
Citizens & Northern Corp.	11,347	218,997
Citizens Financial Services, Inc.	2,609	194,292
City Holding Co.	10,427	938,326
Civista Bancshares, Inc.	11,562	201,179
CNB Financial Corp., Pennsylvania	15,555	274,546
Codorus Valley Bancorp, Inc.	6,930	135,897
Colony Bankcorp, Inc.	12,093	113,916
Columbia Financial, Inc. (a)(b)	12,905	223,127
Community Bank System, Inc.	39,946	1,872,668
Community Financial Corp.	3,739	101,290
Community Trust Bancorp, Inc.	11,584	412,043
ConnectOne Bancorp, Inc.	27,780	460,870
CrossFirst Bankshares, Inc. (a)	32,970	329,700
Customers Bancorp, Inc. (a)	21,423	648,260
CVB Financial Corp.	100,184	1,330,444
Dime Community Bancshares, Inc.	26,702	470,756
Eagle Bancorp, Inc.	23,237	491,695
Eastern Bankshares, Inc.	116,138	1,425,013
Enterprise Bancorp, Inc.	7,084	205,011
Enterprise Financial Services Corp.	27,240	1,065,084
Equity Bancshares, Inc.	10,981	250,147
Esquire Financial Holdings, Inc.	636	29,091
ESSA Bancorp, Inc.	6,221	93,004
Evans Bancorp, Inc.	3,801	94,759
Farmers & Merchants Bancorp, Inc.	10,191	229,399
Farmers National Banc Corp.	27,911	345,259
FB Financial Corp.	26,489	743,016
Fidelity D & D Bancorp, Inc.	3,507	170,405
Financial Institutions, Inc.	11,492	180,884
First Bancorp, North Carolina	29,871	888,662
First Bancorp, Puerto Rico	121,645	1,486,502
First Bancshares, Inc.	22,643	585,095
First Bank Hamilton New Jersey	12,500	129,750
First Busey Corp.	38,703	777,930
First Business Finance Services, Inc.	5,783	170,541
First Commonwealth Financial Corp.	76,878	972,507
First Community Bankshares, Inc.	13,149	390,920
First Community Corp.	5,259	91,296
First Financial Bancorp, Ohio	70,494	1,440,897
First Financial Corp., Indiana	8,773	284,859
First Foundation, Inc.	38,892	154,401
First Interstate Bancsystem, Inc.	62,392	1,487,425
First Merchants Corp.	44,407	1,253,610
First Mid-Illinois Bancshares, Inc.	14,271	344,502
First of Long Island Corp.	16,105	193,582
First Western Financial, Inc. (a)	5,811	108,085
Five Star Bancorp	5,535	123,818
Flushing Financial Corp.	21,268	261,384
FS Bancorp, Inc.	3,889	116,942
Fulton Financial Corp.	121,961	1,453,775
FVCBankcorp, Inc. (a)	11,760	126,655
German American Bancorp, Inc.	20,951	569,448
Glacier Bancorp, Inc.	83,629	2,606,716
Great Southern Bancorp, Inc.	6,638	336,746
Greene County Bancorp, Inc.	2,513	74,887
Guaranty Bancshares, Inc. Texas	6,170	167,084
Hancock Whitney Corp.	65,014	2,495,237
Hanmi Financial Corp.	23,383	349,108
HarborOne Bancorp, Inc.	31,075	269,731
HBT Financial, Inc.	9,968	183,810
Heartland Financial U.S.A., Inc.	31,805	886,405
Heritage Commerce Corp.	44,991	372,525
Heritage Financial Corp., Washington	26,132	422,554
Hilltop Holdings, Inc.	34,632	1,089,523
Hingham Institution for Savings	1,119	238,548
Home Bancorp, Inc.	5,326	176,876
Home Bancshares, Inc.	142,587	3,250,984
HomeStreet, Inc.	14,354	84,976
HomeTrust Bancshares, Inc.	8,918	186,297
Hope Bancorp, Inc.	86,811	730,949
Horizon Bancorp, Inc. Indiana	33,048	344,030
Independent Bank Corp.	33,230	1,479,067
Independent Bank Corp.	15,220	258,131
Independent Bank Group, Inc.	27,138	937,075
International Bancshares Corp.	40,168	1,775,426
John Marshall Bankcorp, Inc.	9,471	190,272
Kearny Financial Corp.	42,493	299,576
Lakeland Bancorp, Inc.	46,591	623,853
Lakeland Financial Corp.	17,426	845,510
LCNB Corp.	7,855	115,940
Live Oak Bancshares, Inc.	25,218	663,486
Luther Burbank Corp.	6,659	59,398
Macatawa Bank Corp.	19,450	180,496
Mainstreet Bancshares, Inc.	5,092	115,385
Mercantile Bank Corp.	11,728	323,927
Metrocity Bankshares, Inc.	13,637	243,966
Metropolitan Bank Holding Corp. (a)	7,197	249,952
Mid Penn Bancorp, Inc.	10,688	235,991
Middlefield Banc Corp.	5,779	154,877
Midland States Bancorp, Inc.	16,054	319,635
MidWestOne Financial Group, Inc.	10,583	226,159
MVB Financial Corp.	8,052	169,736
National Bank Holdings Corp.	27,669	803,508
National Bankshares, Inc.	4,301	125,546
NBT Bancorp, Inc.	31,349	998,466
Nicolet Bankshares, Inc.	9,558	649,084
Northeast Bank	5,727	238,644
Northeast Community Bancorp, Inc.	9,743	144,976
Northfield Bancorp, Inc.	30,508	334,978
Northrim Bancorp, Inc.	4,104	161,410
Northwest Bancshares, Inc.	95,853	1,016,042
Norwood Financial Corp.	5,476	161,706
Oak Valley Bancorp Oakdale California	4,925	124,061
OceanFirst Financial Corp.	43,788	683,969
OFG Bancorp	35,080	914,886
Old National Bancorp, Indiana	219,645	3,061,851
Old Second Bancorp, Inc.	32,546	425,051
Orange County Bancorp, Inc.	3,822	141,414
Origin Bancorp, Inc.	21,710	636,103
Orrstown Financial Services, Inc.	7,630	146,115
Pacific Premier Bancorp, Inc.	71,738	1,483,542
PacWest Bancorp	90,176	734,934
Park National Corp.	10,757	1,100,656
Parke Bancorp, Inc.	7,549	128,258
Pathward Financial, Inc.	13,677	634,066
PCB Bancorp	8,153	119,931
Peapack-Gladstone Financial Corp.	12,575	340,531
Penns Woods Bancorp, Inc.	4,972	124,449
Peoples Bancorp, Inc.	25,601	679,707
Peoples Financial Services Corp.	5,200	227,708
Pioneer Bancorp, Inc. (a)	7,776	69,595
Plumas Bancorp	3,548	126,628
Ponce Financial Group, Inc. (a)	14,185	123,268
Preferred Bank, Los Angeles	10,121	556,554
Premier Financial Corp.	26,963	431,947
Primis Financial Corp.	14,960	125,963
Princeton Bancorp, Inc.	3,747	102,368
Provident Financial Services, Inc.	55,385	904,991
QCR Holdings, Inc.	12,189	500,115
RBB Bancorp	12,704	151,686
Red River Bancshares, Inc.	3,559	174,889
Renasant Corp.	41,212	1,076,870
Republic Bancorp, Inc., Kentucky Class A	6,323	268,728
S&T Bancorp, Inc.	29,184	793,513
Sandy Spring Bancorp, Inc.	33,025	749,007
Seacoast Banking Corp., Florida	63,316	1,399,284
ServisFirst Bancshares, Inc.	25,322	1,036,176
Shore Bancshares, Inc.	13,472	155,736
Sierra Bancorp	10,203	173,145
Simmons First National Corp. Class A	94,604	1,631,919
SmartFinancial, Inc.	11,669	251,000
South Plains Financial, Inc.	8,775	197,525
Southern First Bancshares, Inc. (a)	5,579	138,080
Southern Missouri Bancorp, Inc.	6,441	247,656
Southern States Bancshares, Inc.	5,518	116,430
Southside Bancshares, Inc.	22,053	576,906
Southstate Corp.	57,071	3,755,272
Stellar Bancorp, Inc.	34,788	796,297
Sterling Bancorp, Inc. (a)	14,012	76,646
Stock Yards Bancorp, Inc.	2,573	116,737
Summit Financial Group, Inc.	8,456	174,701
Texas Capital Bancshares, Inc. (a)	35,777	1,842,516
The Bank of NT Butterfield & Son Ltd.	35,233	963,975
The First Bancorp, Inc.	7,414	180,457
Third Coast Bancshares, Inc. (a)	8,893	141,132
Timberland Bancorp, Inc./Washington	5,458	139,616
Tompkins Financial Corp.	10,347	576,328
TowneBank	52,336	1,216,289
Trico Bancshares	23,377	776,116
Triumph Bancorp, Inc. (a)	16,622	1,009,288
Trustco Bank Corp., New York	13,876	396,992
Trustmark Corp.	45,453	959,967
UMB Financial Corp.	33,181	2,020,723
United Bankshares, Inc., West Virginia	97,925	2,905,435
United Community Bank, Inc.	86,806	2,169,282
Unity Bancorp, Inc.	5,212	122,951
Univest Corp. of Pennsylvania	21,706	392,444
USCB Financial Holdings, Inc. (a)	7,572	77,234
Valley National Bancorp	323,861	2,509,923
Veritex Holdings, Inc.	39,615	710,297
Virginia National Bankshares C	3,561	114,486
Washington Federal, Inc.	49,029	1,300,249
Washington Trust Bancorp, Inc.	12,820	343,704
WesBanco, Inc.	43,238	1,107,325
West Bancorp., Inc.	12,075	222,301
Westamerica Bancorp.	13,838	529,995
WSFS Financial Corp.	45,870	1,730,216
		133,040,657
Capital Markets - 0.7%
Artisan Partners Asset Management, Inc. (b)	12,871	505,959
Avantax, Inc. (a)	3,146	70,407
Bakkt Holdings, Inc. Class A (a)(b)	52,710	64,833
BGC Partners, Inc. Class A	122,748	543,774
BrightSphere Investment Group, Inc.	14,157	296,589
Donnelley Financial Solutions, Inc. (a)	5,226	237,940
Forge Global Holdings, Inc. Class A (a)	82,055	199,394
GCM Grosvenor, Inc. Class A	4,339	32,716
Hamilton Lane, Inc. Class A	11,241	899,055
MarketWise, Inc. Class A	24,579	49,158
Moelis & Co. Class A	20,716	939,263
Open Lending Corp. (a)	6,008	63,144
Piper Jaffray Companies	2,305	297,944
Sculptor Capital Management, Inc. Class A	8,139	71,867
StoneX Group, Inc. (a)	11,827	982,587
Value Line, Inc.	64	2,938
Victory Capital Holdings, Inc.	2,121	66,896
Virtus Investment Partners, Inc.	4,525	893,552
		6,218,016
Consumer Finance - 1.1%
Atlanticus Holdings Corp. (a)(b)	3,304	138,801
Bread Financial Holdings, Inc.	37,767	1,185,506
Consumer Portfolio Services, Inc. (a)	6,928	80,850
Encore Capital Group, Inc. (a)(b)	17,370	844,529
Enova International, Inc. (a)	22,815	1,211,933
Green Dot Corp. Class A (a)	34,883	653,707
LendingClub Corp. (a)	80,714	786,962
LendingTree, Inc. (a)	5,968	131,952
Navient Corp.	68,754	1,277,449
Nelnet, Inc. Class A	10,720	1,034,266
OppFi, Inc. Class A (a)(b)	7,535	15,371
PRA Group, Inc. (a)	28,748	656,892
PROG Holdings, Inc. (a)	28,044	900,773
Regional Management Corp.	5,201	158,631
World Acceptance Corp. (a)(b)	2,600	348,426
		9,426,048
Financial Services - 2.9%
A-Mark Precious Metals, Inc.	14,223	532,438
Acacia Research Corp. (a)	28,365	117,998
Alerus Financial Corp.	13,775	247,675
AvidXchange Holdings, Inc. (a)	9,627	99,928
Banco Latinoamericano de Comer Series E	20,477	451,723
Cannae Holdings, Inc. (a)	53,175	1,074,667
Cantaloupe, Inc. (a)	13,954	111,074
Cass Information Systems, Inc.	1,325	51,384
Compass Diversified Holdings	47,811	1,037,021
Enact Holdings, Inc.	22,365	562,032
Essent Group Ltd.	79,274	3,710,023
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,634	809,831
Finance of America Companies, Inc. (a)(b)	39,208	74,887
Home Point Capital, Inc.	5,956	13,818
Jackson Financial, Inc.	61,299	1,876,362
Marqeta, Inc. Class A (a)	319,204	1,554,523
Merchants Bancorp	11,969	306,167
Mr. Cooper Group, Inc. (a)	49,793	2,521,518
Newtekone, Inc.	17,911	284,785
NMI Holdings, Inc. (a)	56,572	1,460,689
Ocwen Financial Corp. (a)	4,641	139,091
PagSeguro Digital Ltd. (a)	58,141	548,851
Paysafe Ltd. (a)	24,177	243,946
PennyMac Financial Services, Inc.	17,842	1,254,471
Radian Group, Inc.	117,822	2,978,540
Repay Holdings Corp. (a)	60,844	476,409
Security National Financial Corp. Class A	8,797	78,029
StoneCo Ltd. Class A (a)	85,800	1,093,092
SWK Holdings Corp. (a)(b)	2,852	47,742
Velocity Financial, Inc. (a)	6,392	73,700
Walker & Dunlop, Inc.	23,910	1,891,042
Waterstone Financial, Inc.	13,666	198,020
		25,921,476
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	32,760	466,502
American Equity Investment Life Holding Co.	58,223	3,034,001
Amerisafe, Inc.	6,941	370,094
Argo Group International Holdings, Ltd.	23,736	702,823
CNO Financial Group, Inc.	85,559	2,025,182
Donegal Group, Inc. Class A	11,522	166,262
eHealth, Inc. (a)	12,005	96,520
Employers Holdings, Inc.	20,111	752,353
Enstar Group Ltd. (a)	8,871	2,166,653
F&G Annuities & Life, Inc.	13,250	328,335
Genworth Financial, Inc. Class A (a)	363,448	1,817,240
GoHealth, Inc. (a)(b)	2,916	57,474
Greenlight Capital Re, Ltd. (a)	19,525	205,696
Hippo Holdings, Inc. (a)	7,836	129,529
Horace Mann Educators Corp.	31,028	920,290
Investors Title Co.	764	111,544
James River Group Holdings Ltd.	27,729	506,332
Lemonade, Inc. (a)(b)	31,668	533,606
Maiden Holdings Ltd. (a)	65,956	138,508
MBIA, Inc. (a)	36,089	311,809
Mercury General Corp.	20,012	605,763
National Western Life Group, Inc.	1,702	707,283
NI Holdings, Inc. (a)	5,866	87,110
Oscar Health, Inc. (a)	107,171	863,798
ProAssurance Corp.	40,358	609,002
Safety Insurance Group, Inc.	10,843	777,660
Selectquote, Inc. (a)	101,961	198,824
Siriuspoint Ltd. (a)	61,701	557,160
Skyward Specialty Insurance Group, Inc.	5,749	146,025
Stewart Information Services Corp.	20,148	828,889
Tiptree, Inc.	13,079	196,316
United Fire Group, Inc.	15,775	357,462
United Insurance Holdings Corp. (a)(b)	14,595	65,094
Universal Insurance Holdings, Inc.	14,851	229,151
		21,070,290
Mortgage Real Estate Investment Trusts - 2.4%
Angel Oak Mortgage (REIT), Inc. (b)	9,077	74,794
Apollo Commercial Real Estate Finance, Inc.	108,455	1,227,711
Arbor Realty Trust, Inc. (b)	135,354	2,005,946
Ares Commercial Real Estate Corp.	41,053	416,688
Armour Residential REIT, Inc.	148,319	790,540
Blackstone Mortgage Trust, Inc. (b)	130,437	2,714,394
BrightSpire Capital, Inc.	99,808	671,708
Chimera Investment Corp.	175,447	1,012,329
Claros Mortgage Trust, Inc.	68,704	779,103
Dynex Capital, Inc.	41,158	518,179
Ellington Financial LLC	49,860	688,068
Franklin BSP Realty Trust, Inc.	62,933	891,131
Granite Point Mortgage Trust, Inc.	39,571	209,726
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	71,767	1,794,175
Invesco Mortgage Capital, Inc.	32,295	370,424
KKR Real Estate Finance Trust, Inc.	45,569	554,575
Ladder Capital Corp. Class A	86,228	935,574
MFA Financial, Inc.	77,470	870,763
New York Mortgage Trust, Inc.	69,276	687,218
Nexpoint Real Estate Finance, Inc.	6,288	98,030
Orchid Island Capital, Inc.	29,951	309,993
PennyMac Mortgage Investment Trust	66,936	902,297
Ready Capital Corp.	122,144	1,377,784
Redwood Trust, Inc.	86,707	552,324
TPG RE Finance Trust, Inc.	52,526	389,218
Two Harbors Investment Corp.	74,268	1,030,840
		21,873,532
TOTAL FINANCIALS		217,550,019
HEALTH CARE - 10.1%
Biotechnology - 5.0%
2seventy bio, Inc. (a)	37,503	379,530
4D Molecular Therapeutics, Inc. (a)(b)	21,558	389,553
Aadi Bioscience, Inc. (a)	12,010	82,148
Acrivon Therapeutics, Inc.	6,457	83,683
Actinium Pharmaceuticals, Inc. (a)	1,238	9,186
Adicet Bio, Inc. (a)	22,206	53,961
ADMA Biologics, Inc. (a)	74,020	273,134
Agenus, Inc. (a)	216,798	346,877
Agios Pharmaceuticals, Inc. (a)(b)	41,636	1,179,132
Allakos, Inc. (a)	49,430	215,515
Allogene Therapeutics, Inc. (a)(b)	61,191	304,119
Allovir, Inc. (a)(b)	31,289	106,383
Alpine Immune Sciences, Inc. (a)	11,403	117,223
Altimmune, Inc. (a)	36,800	129,904
ALX Oncology Holdings, Inc. (a)(b)	15,886	119,304
AnaptysBio, Inc. (a)(b)	2,429	49,406
Anika Therapeutics, Inc. (a)	10,818	281,052
Annexon, Inc. (a)	33,907	119,353
Arbutus Biopharma Corp. (a)(b)	35,299	81,188
Arcturus Therapeutics Holdings, Inc. (a)	15,935	457,016
Arcus Biosciences, Inc. (a)	27,546	559,459
Ardelyx, Inc. (a)	55,101	186,792
Ars Pharmaceuticals, Inc. (a)	14,128	94,658
Astria Therapeutics, Inc. (a)	2,336	19,459
Atara Biotherapeutics, Inc. (a)	65,581	105,585
Aura Biosciences, Inc. (a)	20,426	252,261
Avidity Biosciences, Inc. (a)	53,092	588,790
Beam Therapeutics, Inc. (a)	5,003	159,746
BioAtla, Inc. (a)	32,943	98,829
BioCryst Pharmaceuticals, Inc. (a)(b)	34,575	243,408
Biohaven Ltd.	43,655	1,044,228
bluebird bio, Inc. (a)(b)	79,585	261,835
BridgeBio Pharma, Inc. (a)	25,923	445,876
Cabaletta Bio, Inc. (a)	2,077	26,814
CareDx, Inc. (a)	38,978	331,313
Caribou Biosciences, Inc. (a)(b)	42,643	181,233
Carisma Therapeutics, Inc.	19,989	175,304
Celcuity, Inc. (a)	12,717	139,633
Celldex Therapeutics, Inc. (a)	25,909	879,092
Century Therapeutics, Inc. (a)	18,468	58,359
Chinook Therapeutics, Inc. (a)	31,168	1,197,475
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	23,456	277,719
Coherus BioSciences, Inc. (a)(b)	10,329	44,105
Compass Therapeutics, Inc. (a)	61,235	194,727
Crinetics Pharmaceuticals, Inc. (a)	33,616	605,760
Cullinan Oncology, Inc. (a)	17,740	190,882
Cytokinetics, Inc. (a)	5,195	169,461
Day One Biopharmaceuticals, Inc. (a)	3,100	37,014
Deciphera Pharmaceuticals, Inc. (a)	25,568	359,997
Design Therapeutics, Inc. (a)(b)	24,296	153,065
Disc Medicine, Inc. (a)	375	16,650
Dynavax Technologies Corp. (a)	15,692	202,741
Dyne Therapeutics, Inc. (a)	22,485	252,956
Eagle Pharmaceuticals, Inc. (a)	7,738	150,427
Editas Medicine, Inc. (a)(b)	52,030	428,207
Emergent BioSolutions, Inc. (a)	37,614	276,463
Enanta Pharmaceuticals, Inc. (a)	12,952	277,173
Entrada Therapeutics, Inc. (a)	15,958	241,604
EQRx, Inc. (a)	238,265	443,173
Erasca, Inc. (a)(b)	61,438	169,569
Fate Therapeutics, Inc. (a)	63,547	302,484
Fennec Pharmaceuticals, Inc. (a)	10,044	88,689
FibroGen, Inc. (a)	67,702	182,795
Genelux Corp. (b)	1,538	50,323
Generation Bio Co. (a)	33,780	185,790
Geron Corp. (a)	91,087	292,389
Graphite Bio, Inc. (a)	20,211	52,549
Gritstone Bio, Inc. (a)	65,531	127,785
Heron Therapeutics, Inc. (a)	8,264	9,586
HilleVax, Inc. (a)(b)	12,059	207,294
Humacyte, Inc. Class A (a)(b)	6,060	17,332
Icosavax, Inc. (a)(b)	20,545	204,012
Ideaya Biosciences, Inc. (a)(b)	14,441	339,364
IGM Biosciences, Inc. (a)	8,851	81,695
Immuneering Corp. (a)	3,567	36,169
ImmunityBio, Inc. (a)(b)	15,169	42,170
ImmunoGen, Inc. (a)	76,123	1,436,441
Inhibrx, Inc. (a)	8,574	222,581
Inozyme Pharma, Inc. (a)	25,280	140,810
Intellia Therapeutics, Inc. (a)	56,623	2,309,086
Iovance Biotherapeutics, Inc. (a)	156,144	1,099,254
Ironwood Pharmaceuticals, Inc. Class A (a)	61,490	654,254
iTeos Therapeutics, Inc. (a)	18,724	247,906
Janux Therapeutics, Inc. (a)(b)	12,179	144,565
Kalvista Pharmaceuticals, Inc. (a)	18,153	163,377
Kezar Life Sciences, Inc. (a)	53,202	130,345
Kiniksa Pharmaceuticals Ltd. (a)	23,601	332,302
Kodiak Sciences, Inc. (a)	24,138	166,552
Kura Oncology, Inc. (a)	48,571	513,881
Larimar Therapeutics, Inc. (a)	19,194	60,077
Lexicon Pharmaceuticals, Inc. (a)(b)	37,206	85,202
Lyell Immunopharma, Inc. (a)(b)	129,801	412,767
Macrogenics, Inc. (a)	31,800	170,130
MannKind Corp. (a)(b)	35,126	142,963
MeiraGTx Holdings PLC (a)	6,501	43,687
Mersana Therapeutics, Inc. (a)	29,253	96,242
MiMedx Group, Inc. (a)	85,006	561,890
Mineralys Therapeutics, Inc.	7,571	129,086
Monte Rosa Therapeutics, Inc. (a)	22,448	153,769
Morphic Holding, Inc. (a)	2,605	149,345
Myriad Genetics, Inc. (a)	60,524	1,402,946
Nkarta, Inc. (a)(b)	22,530	49,341
Novavax, Inc. (a)(b)	12,025	89,346
Nurix Therapeutics, Inc. (a)	34,964	349,290
Ocean Biomedical, Inc. Class A (a)	6,572	39,498
Olema Pharmaceuticals, Inc. (a)	19,993	180,537
Omniab, Inc. (c)	3,625	14,536
Omniab, Inc. (c)	3,625	13,775
Organogenesis Holdings, Inc. Class A (a)	46,760	155,243
ORIC Pharmaceuticals, Inc. (a)	29,015	225,156
Ovid Therapeutics, Inc. (a)	44,123	144,723
PepGen, Inc. (a)	5,659	50,591
PMV Pharmaceuticals, Inc. (a)(b)	29,181	182,673
Point Biopharma Global, Inc. (a)(b)	67,514	611,677
Poseida Therapeutics, Inc. (a)	51,093	89,924
Precigen, Inc. (a)	101,031	116,186
Prelude Therapeutics, Inc. (a)	7,257	32,657
ProKidney Corp. (a)	34,293	383,739
Protagonist Therapeutics, Inc. (a)	15,019	414,825
Protalix BioTherapeutics, Inc. (a)	41,920	83,840
PTC Therapeutics, Inc. (a)	10,139	412,353
Rallybio Corp. (a)(b)	22,831	129,223
RAPT Therapeutics, Inc. (a)	5,435	101,635
Recursion Pharmaceuticals, Inc. (a)(b)	102,513	765,772
REGENXBIO, Inc. (a)	30,306	605,817
Relay Therapeutics, Inc. (a)(b)	67,641	849,571
Reneo Pharmaceuticals, Inc. (a)	2,495	16,367
Replimune Group, Inc. (a)	30,562	709,650
Rigel Pharmaceuticals, Inc. (a)	23,048	29,732
Rocket Pharmaceuticals, Inc. (a)	4,788	95,138
Sage Therapeutics, Inc. (a)	2,459	115,622
Sana Biotechnology, Inc. (a)(b)	64,532	384,611
Sangamo Therapeutics, Inc. (a)	108,243	140,716
Savara, Inc. (a)	53,429	170,706
Scholar Rock Holding Corp. (a)	21,104	159,124
Selecta Biosciences, Inc. (a)	65,209	73,034
Seres Therapeutics, Inc. (a)	24,051	115,204
Stoke Therapeutics, Inc. (a)	20,704	220,084
Sutro Biopharma, Inc. (a)	44,812	208,376
Syndax Pharmaceuticals, Inc. (a)	8,229	172,233
Tango Therapeutics, Inc. (a)	33,437	111,011
Tenaya Therapeutics, Inc. (a)	34,657	203,437
Travere Therapeutics, Inc. (a)	3,907	60,012
Twist Bioscience Corp. (a)(b)	42,817	876,036
Tyra Biosciences, Inc. (a)(b)	6,663	113,471
UroGen Pharma Ltd. (a)	2,693	27,873
Vanda Pharmaceuticals, Inc. (a)	41,551	273,821
Vera Therapeutics, Inc. (a)(b)	13,051	209,469
Veracyte, Inc. (a)	54,692	1,393,005
Verve Therapeutics, Inc. (a)(b)	38,050	713,438
Vigil Neuroscience, Inc. (a)	11,966	112,480
Vir Biotechnology, Inc. (a)	59,583	1,461,571
Viridian Therapeutics, Inc. (a)	6,633	157,799
Vor Biopharma, Inc. (a)	27,919	86,270
X4 Pharmaceuticals, Inc. (a)	46,212	89,651
Xencor, Inc. (a)	19,611	489,687
XOMA Corp. (a)	5,455	103,045
Y-mAbs Therapeutics, Inc. (a)	14,737	100,064
Zura Bio Ltd. Class A (a)	5,718	46,888
Zymeworks, Inc.	39,870	344,477
		45,185,423
Health Care Equipment & Supplies - 1.8%
Accuray, Inc. (a)	3,273	12,667
Alphatec Holdings, Inc. (a)	33,943	610,295
Angiodynamics, Inc. (a)	28,118	293,271
Artivion, Inc. (a)	24,633	423,441
Atricure, Inc. (a)	9,699	478,743
Avanos Medical, Inc. (a)	34,623	884,964
Beyond Air, Inc. (a)	2,159	9,197
Butterfly Network, Inc. Class A (a)(b)	106,485	244,916
ClearPoint Neuro, Inc. (a)	1,529	11,070
Cutera, Inc. (a)	10,872	164,493
CVRx, Inc. (a)	1,088	16,799
Embecta Corp.	38,504	831,686
Figs, Inc. Class A (a)(b)	11,333	93,724
Inari Medical, Inc. (a)(b)	2,716	157,908
Inogen, Inc. (a)	17,469	201,767
Integer Holdings Corp. (a)	24,799	2,197,439
LivaNova PLC (a)	37,987	1,953,671
Nano-X Imaging Ltd. (a)(b)	30,641	474,629
Neogen Corp. (a)(b)	162,977	3,544,750
Nevro Corp. (a)	17,450	443,579
NuVasive, Inc. (a)	5,549	230,783
Omnicell, Inc. (a)	17,014	1,253,421
OraSure Technologies, Inc. (a)	55,440	277,754
Orthofix International NV (a)	26,082	471,041
OrthoPediatrics Corp. (a)	1,410	61,829
Pulse Biosciences, Inc. (a)(b)	8,856	63,675
Utah Medical Products, Inc.	174	16,217
Varex Imaging Corp. (a)(b)	28,804	678,910
Vicarious Surgical, Inc. (a)(b)	28,009	51,256
ViewRay, Inc. (a)	56,298	19,828
Zimvie, Inc. (a)	19,210	215,728
		16,389,451
Health Care Providers & Services - 1.3%
23andMe Holding Co. Class A (a)(b)	194,183	339,820
Accolade, Inc. (a)	2,762	37,204
AdaptHealth Corp. (a)	26,763	325,706
Addus HomeCare Corp. (a)	6,258	580,117
Agiliti, Inc. (a)(b)	2,820	46,530
AirSculpt Technologies, Inc. (b)	1,346	11,603
Aveanna Healthcare Holdings, Inc. (a)	27,671	46,764
Brookdale Senior Living, Inc. (a)	126,883	535,446
Cano Health, Inc. (a)	165,047	229,415
CareMax, Inc. Class A (a)(b)	56,155	174,642
Castle Biosciences, Inc. (a)	11,446	157,039
Community Health Systems, Inc. (a)(b)	93,945	413,358
Cross Country Healthcare, Inc. (a)	21,720	609,898
Enhabit Home Health & Hospice	37,438	430,537
Fulgent Genetics, Inc. (a)	15,313	567,040
Invitae Corp. (a)(b)	26,318	29,739
LifeStance Health Group, Inc. (a)(b)	36,071	329,328
National Healthcare Corp.	9,328	576,657
NeoGenomics, Inc. (a)	86,982	1,397,801
Opko Health, Inc. (a)	300,723	652,569
Owens & Minor, Inc. (a)(b)	55,723	1,060,966
Patterson Companies, Inc.	51,947	1,727,757
Pediatrix Medical Group, Inc. (a)	62,674	890,598
PetIQ, Inc. Class A (a)	3,355	50,895
Surgery Partners, Inc. (a)	4,738	213,163
		11,434,592
Health Care Technology - 0.4%
American Well Corp. (a)	182,600	383,460
Computer Programs & Systems, Inc. (a)	10,741	265,195
Definitive Healthcare Corp. (a)	23,037	253,407
Health Catalyst, Inc. (a)	19,113	238,913
HealthStream, Inc.	10,728	263,480
MultiPlan Corp. Class A (a)(b)	282,628	596,345
Nextgen Healthcare, Inc. (a)	17,539	284,483
Sharecare, Inc. Class A (a)	218,761	382,832
Veradigm, Inc. (a)(b)	81,342	1,024,909
		3,693,024
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	22,859	153,384
BioLife Solutions, Inc. (a)	2,344	51,802
Codexis, Inc. (a)	43,854	122,791
CryoPort, Inc. (a)	4,740	81,765
MaxCyte, Inc. (a)	60,989	279,940
Nanostring Technologies, Inc. (a)	3,668	14,855
Nautilus Biotechnology, Inc. (a)	38,245	148,008
OmniAb, Inc. (a)	69,793	351,059
Pacific Biosciences of California, Inc. (a)	85,363	1,135,328
Quanterix Corp. (a)	22,114	498,671
Quantum-Si, Inc. (a)(b)	76,609	137,130
Seer, Inc. (a)	44,041	188,055
SomaLogic, Inc. Class A (a)	113,213	261,522
		3,424,310
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. (a)	90,880	281,728
ANI Pharmaceuticals, Inc. (a)	2,247	120,956
Arvinas Holding Co. LLC (a)	1,948	48,349
Assertio Holdings, Inc. (a)	41,338	224,052
Atea Pharmaceuticals, Inc. (a)	57,243	214,089
Biote Corp. Class A (a)	5,530	37,383
Cara Therapeutics, Inc. (a)	35,979	101,821
Citius Pharmaceuticals, Inc. (a)	82,431	98,917
CorMedix, Inc. (a)	2,718	10,777
DICE Therapeutics, Inc. (a)	5,088	236,388
Edgewise Therapeutics, Inc. (a)	31,841	246,768
Enliven Therapeutics, Inc. (a)	17,402	355,175
Eyepoint Pharmaceuticals, Inc. (a)(b)	9,054	78,770
Ikena Oncology, Inc. (a)	15,897	104,284
Innoviva, Inc. (a)	41,595	529,504
Ligand Pharmaceuticals, Inc. Class B (a)	10,609	764,909
Liquidia Corp. (a)	10,458	82,095
Longboard Pharmaceuticals, Inc. (a)	7,580	55,637
NGM Biopharmaceuticals, Inc. (a)	32,240	83,502
Nuvation Bio, Inc. (a)	108,117	194,611
Omeros Corp. (a)	26,791	145,743
Phathom Pharmaceuticals, Inc. (a)	13,586	194,552
Phibro Animal Health Corp. Class A	10,866	148,864
Prestige Brands Holdings, Inc. (a)	37,270	2,214,956
Rain Oncology, Inc. (a)	9,340	11,208
Reata Pharmaceuticals, Inc. (a)(b)	21,387	2,180,619
Scilex Holding Co. (b)	41,080	217,375
Taro Pharmaceutical Industries Ltd. (a)	6,053	229,590
Tarsus Pharmaceuticals, Inc. (a)(b)	17,628	318,538
Terns Pharmaceuticals, Inc. (a)	10,882	95,218
Theravance Biopharma, Inc. (a)(b)	45,889	474,951
Theseus Pharmaceuticals, Inc. (a)(b)	15,077	140,668
Third Harmonics Bio, Inc.	14,225	68,422
Trevi Therapeutics, Inc. (a)	31,295	74,795
WAVE Life Sciences (a)	44,258	161,099
Zevra Therapeutics, Inc. (a)	25,963	132,411
		10,678,724
TOTAL HEALTH CARE		90,805,524
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.0%
AAR Corp. (a)	25,841	1,492,576
AerSale Corp. (a)	19,668	289,120
Archer Aviation, Inc. Class A (a)(b)	114,746	472,754
Astronics Corp. (a)	19,324	383,775
Ducommun, Inc. (a)	8,358	364,158
Kaman Corp.	21,017	511,344
Kratos Defense & Security Solutions, Inc. (a)	93,912	1,346,698
Moog, Inc. Class A	16,941	1,836,913
National Presto Industries, Inc.	3,901	285,553
Park Aerospace Corp.	14,894	205,537
Parsons Corp. (a)	16,521	795,321
Terran Orbital Corp. Class A (a)(b)	59,137	88,706
Triumph Group, Inc. (a)	48,075	594,688
V2X, Inc. (a)	8,547	423,589
Virgin Galactic Holdings, Inc. (a)(b)	82,718	320,946
		9,411,678
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	42,216	796,616
Hub Group, Inc. Class A (a)	24,608	1,976,515
Radiant Logistics, Inc. (a)	27,756	186,520
		2,959,651
Building Products - 1.6%
American Woodmark Corp. (a)	11,662	890,627
Apogee Enterprises, Inc.	10,295	488,704
AZZ, Inc.	18,521	804,923
Gibraltar Industries, Inc. (a)	10,162	639,393
Griffon Corp.	13,194	531,718
Insteel Industries, Inc.	14,090	438,481
Jeld-Wen Holding, Inc. (a)	63,675	1,116,860
MasterBrand, Inc.	97,113	1,129,424
Quanex Building Products Corp.	24,821	666,444
Resideo Technologies, Inc. (a)	109,479	1,933,399
UFP Industries, Inc.	38,097	3,697,314
Zurn Elkay Water Solutions Cor	88,673	2,384,417
		14,721,704
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	49,627	2,116,592
ACCO Brands Corp.	68,888	358,906
Aris Water Solution, Inc. Class A	20,969	216,400
Aurora Innovation, Inc. (a)	227,265	668,159
BrightView Holdings, Inc. (a)	30,825	221,324
CECO Environmental Corp. (a)	22,189	296,445
Cimpress PLC (a)	5,744	341,653
CompX International, Inc. Class A	1,299	28,318
CoreCivic, Inc. (a)	84,588	795,973
Deluxe Corp.	32,852	574,253
Ennis, Inc.	19,340	394,149
Enviri Corp. (a)	58,626	578,639
Healthcare Services Group, Inc.	2,936	43,834
Heritage-Crystal Clean, Inc. (a)	9,829	371,438
HNI Corp.	31,584	890,037
Interface, Inc.	42,837	376,537
Li-Cycle Holdings Corp. (a)(b)	103,199	572,754
Liquidity Services, Inc. (a)	7,455	123,008
Matthews International Corp. Class A	16,387	698,414
Millerknoll, Inc.	57,150	844,677
NL Industries, Inc.	6,528	36,100
OpenLane, Inc. (a)	80,475	1,224,830
Performant Financial Corp. (a)	12,689	34,260
Quad/Graphics, Inc. (a)	22,826	85,826
Steelcase, Inc. Class A	66,079	509,469
The GEO Group, Inc. (a)	88,657	634,784
UniFirst Corp.	11,216	1,738,592
VSE Corp.	7,979	436,372
		15,211,743
Construction & Engineering - 0.9%
API Group Corp. (a)	51,741	1,410,460
Arcosa, Inc.	36,337	2,753,254
Argan, Inc.	9,537	375,853
Concrete Pumping Holdings, Inc. (a)	8,037	64,537
Fluor Corp. (a)	7,388	218,685
Granite Construction, Inc.	28,592	1,137,390
Great Lakes Dredge & Dock Corp. (a)	48,671	397,155
INNOVATE Corp. (a)	27,876	48,783
Limbach Holdings, Inc. (a)	5,603	138,562
Northwest Pipe Co. (a)	7,333	221,750
Primoris Services Corp.	37,152	1,132,021
Southland Holdings, Inc. (a)	2,695	22,126
Sterling Construction Co., Inc. (a)	2,770	154,566
Tutor Perini Corp. (a)	31,371	224,303
		8,299,445
Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc. (a)	40,073	236,431
Blink Charging Co. (a)(b)	16,705	100,063
Encore Wire Corp.	12,570	2,337,140
Energy Vault Holdings, Inc. Class A (a)(b)	73,493	200,636
EnerSys	2,144	232,667
Eos Energy Enterprises, Inc. (a)(b)	8,206	35,614
ESS Tech, Inc. Class A (a)(b)	69,191	101,711
FuelCell Energy, Inc. (a)(b)	306,691	662,453
GrafTech International Ltd.	62,914	317,087
LSI Industries, Inc.	4,892	61,444
Powell Industries, Inc.	6,862	415,769
Preformed Line Products Co.	1,004	156,724
SES AI Corp. Class A (a)	85,305	208,144
Stem, Inc. (a)(b)	106,768	610,713
Thermon Group Holdings, Inc. (a)	22,094	587,700
		6,264,296
Ground Transportation - 0.6%
ArcBest Corp.	10,995	1,086,306
Covenant Transport Group, Inc. Class A	6,358	278,671
FTAI Infrastructure LLC	73,633	271,706
Heartland Express, Inc.	34,626	568,213
Marten Transport Ltd.	8,675	186,513
P.A.M. Transportation Services, Inc. (a)	4,017	107,535
RXO, Inc.	11,470	260,025
TuSimple Holdings, Inc. (a)(b)	123,590	205,159
U.S. Xpress Enterprises, Inc. (a)	22,668	139,182
Universal Logistics Holdings, Inc.	5,087	146,556
Werner Enterprises, Inc.	40,433	1,786,330
		5,036,196
Machinery - 2.7%
3D Systems Corp. (a)	95,619	949,497
Albany International Corp. Class A	2,904	270,885
Astec Industries, Inc.	17,086	776,388
Barnes Group, Inc.	36,497	1,539,808
Blue Bird Corp. (a)	12,076	271,468
Chart Industries, Inc. (a)	12,222	1,952,953
CIRCOR International, Inc. (a)	1,480	83,546
Columbus McKinnon Corp. (NY Shares)	20,947	851,496
Commercial Vehicle Group, Inc. (a)	21,188	235,187
Desktop Metal, Inc. (a)(b)	209,750	371,258
EnPro Industries, Inc.	15,718	2,098,825
ESCO Technologies, Inc.	8,086	837,952
Gencor Industries, Inc. (a)	7,783	121,259
Gorman-Rupp Co.	13,313	383,814
Hillman Solutions Corp. Class A (a)	129,905	1,170,444
Hyliion Holdings Corp. Class A (a)(b)	110,357	184,296
Kennametal, Inc.	60,503	1,717,680
Luxfer Holdings PLC sponsored	20,651	293,864
Manitowoc Co., Inc. (a)	25,996	489,505
Mayville Engineering Co., Inc. (a)	7,538	93,923
Microvast Holdings, Inc. (a)(b)	78,821	126,114
Miller Industries, Inc.	7,684	272,551
Mueller Industries, Inc.	23,801	2,077,351
Nikola Corp. (a)(b)	443,677	612,274
Park-Ohio Holdings Corp.	6,233	118,427
Proterra, Inc. Class A (a)(b)	165,794	198,953
Proto Labs, Inc. (a)	19,642	686,684
REV Group, Inc.	23,952	317,604
SPX Technologies, Inc. (a)	5,800	492,826
Standex International Corp.	1,700	240,499
Tennant Co.	6,523	529,081
Terex Corp.	21,216	1,269,353
The Greenbrier Companies, Inc.	23,664	1,019,918
Titan International, Inc. (a)	39,466	453,070
Trinity Industries, Inc.	49,644	1,276,347
		24,385,100
Marine Transportation - 0.5%
Costamare, Inc.	36,074	348,836
Eagle Bulk Shipping, Inc. (b)	10,300	494,812
Eneti, Inc.	18,419	223,054
Genco Shipping & Trading Ltd.	32,060	449,802
Golden Ocean Group Ltd. (b)	92,702	699,900
Himalaya Shipping Ltd.	16,238	90,283
Matson, Inc.	26,672	2,073,215
Pangaea Logistics Solutions Ltd.	26,976	182,628
Safe Bulkers, Inc.	52,810	172,161
		4,734,691
Passenger Airlines - 1.0%
Allegiant Travel Co. (a)	10,627	1,341,978
Blade Air Mobility, Inc. (a)(b)	45,682	179,987
Hawaiian Holdings, Inc. (a)	37,965	408,883
JetBlue Airways Corp. (a)	247,010	2,188,509
Joby Aviation, Inc. (a)(b)	139,185	1,428,038
SkyWest, Inc. (a)	36,054	1,468,119
Spirit Airlines, Inc.	81,619	1,400,582
Sun Country Airlines Holdings, Inc. (a)	12,538	281,854
		8,697,950
Professional Services - 1.2%
Alight, Inc. Class A (a)	297,676	2,750,526
ASGN, Inc. (a)	26,601	2,011,834
Asure Software, Inc. (a)	11,623	141,336
Barrett Business Services, Inc.	378	32,962
BlackSky Technology, Inc. Class A (a)	89,247	198,128
Conduent, Inc. (a)	127,946	435,016
First Advantage Corp. (a)	37,264	574,238
FiscalNote Holdings, Inc. Class A (a)	37,153	135,237
Heidrick & Struggles International, Inc.	14,927	395,118
HireRight Holdings Corp. (a)(b)	11,413	129,081
Kelly Services, Inc. Class A (non-vtg.)	24,521	431,815
Korn Ferry	39,121	1,938,054
MISTRAS Group, Inc. (a)	15,508	119,722
NV5 Global, Inc. (a)	1,045	115,755
Planet Labs PBC Class A (a)(b)	14,540	46,819
Resources Connection, Inc.	24,531	385,382
Skillsoft Corp. (a)	57,482	71,278
Sterling Check Corp. (a)	16,733	205,147
TrueBlue, Inc. (a)	22,636	400,884
Willdan Group, Inc. (a)	9,141	175,142
		10,693,474
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	32,820	2,723,404
BlueLinx Corp. (a)	6,548	614,071
Boise Cascade Co.	29,754	2,688,274
Distribution Solutions Group I (a)	386	20,095
DXP Enterprises, Inc. (a)	10,760	391,772
EVI Industries, Inc. (a)	598	13,156
GATX Corp.	24,798	3,192,495
Global Industrial Co.	2,193	60,900
GMS, Inc. (a)	21,298	1,473,822
Hudson Technologies, Inc. (a)	27,850	267,917
MRC Global, Inc. (a)	41,260	415,488
NOW, Inc. (a)	81,998	849,499
Rush Enterprises, Inc.:
Class A	34,607	2,102,029
Class B	1,434	97,598
Textainer Group Holdings Ltd.	32,166	1,266,697
Titan Machinery, Inc. (a)	15,414	454,713
Triton International Ltd.	34,528	2,874,801
Veritiv Corp.	9,841	1,236,128
Willis Lease Finance Corp. (a)	1,963	76,812
Xometry, Inc. (a)(b)	22,548	477,567
		21,297,238
TOTAL INDUSTRIALS		131,713,166
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.4%
ADTRAN Holdings, Inc.	58,727	618,395
Aviat Networks, Inc. (a)	8,293	276,737
Comtech Telecommunications Corp.	20,562	187,937
Digi International, Inc. (a)	2,984	117,540
DZS, Inc. (a)	16,386	65,052
KVH Industries, Inc. (a)	13,981	127,786
NETGEAR, Inc. (a)	21,047	298,026
NetScout Systems, Inc. (a)	51,186	1,584,207
Ribbon Communications, Inc. (a)	65,750	183,443
Viavi Solutions, Inc. (a)	29,217	331,029
		3,790,152
Electronic Equipment, Instruments & Components - 2.3%
908 Devices, Inc. (a)(b)	16,519	113,320
Aeva Technologies, Inc. (a)	60,257	75,321
Arlo Technologies, Inc. (a)	7,585	82,752
Bel Fuse, Inc. Class B (non-vtg.)	7,300	419,093
Belden, Inc.	12,120	1,159,278
Benchmark Electronics, Inc.	26,622	687,646
Climb Global Solutions, Inc.	562	26,897
Daktronics, Inc. (a)	29,201	186,886
ePlus, Inc. (a)	18,873	1,062,550
Evolv Technologies Holdings, Inc. (a)	68,888	413,328
FARO Technologies, Inc. (a)	13,967	226,265
Iteris, Inc. (a)	14,691	58,176
Itron, Inc. (a)	30,818	2,221,978
Kimball Electronics, Inc. (a)	13,645	377,011
Knowles Corp. (a)	67,204	1,213,704
Methode Electronics, Inc. Class A	26,456	886,805
Mirion Technologies, Inc. Class A (a)(b)	149,884	1,266,520
nLIGHT, Inc. (a)	32,880	507,010
Par Technology Corp. (a)(b)	18,346	604,134
PC Connection, Inc.	8,529	384,658
Plexus Corp. (a)	2,314	227,327
Richardson Electronics Ltd.	9,122	150,513
Rogers Corp. (a)	3,452	558,982
Sanmina Corp. (a)	40,937	2,467,273
ScanSource, Inc. (a)	18,743	554,043
Smartrent, Inc. (a)	137,820	527,851
Tingo Group, Inc. (a)(b)	91,563	110,791
TTM Technologies, Inc. (a)	76,394	1,061,877
Vishay Intertechnology, Inc.	96,627	2,840,834
Vishay Precision Group, Inc. (a)	9,194	341,557
		20,814,380
IT Services - 0.2%
Brightcove, Inc. (a)	32,785	131,468
Fastly, Inc. Class A (a)	14,577	229,879
Grid Dynamics Holdings, Inc. (a)	8,357	77,302
Hackett Group, Inc.	1,829	40,878
Information Services Group, Inc.	12,621	67,649
Rackspace Technology, Inc. (a)(b)	59,011	160,510
Squarespace, Inc. Class A (a)	23,207	731,949
Tucows, Inc. (a)(b)	4,419	122,583
Unisys Corp. (a)	49,665	197,667
		1,759,885
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (a)	30,205	395,081
Alpha & Omega Semiconductor Ltd. (a)	17,317	567,998
Ambarella, Inc. (a)	10,611	887,822
Amkor Technology, Inc.	76,589	2,278,523
Atomera, Inc. (a)(b)	4,636	40,658
CEVA, Inc. (a)	2,073	52,965
Cohu, Inc. (a)	34,939	1,452,065
Diodes, Inc. (a)	7,237	669,350
Ichor Holdings Ltd. (a)	21,305	798,938
indie Semiconductor, Inc. (a)	6,936	65,198
Kulicke & Soffa Industries, Inc.	12,381	736,050
Maxeon Solar Technologies Ltd. (a)	6,190	174,310
Navitas Semiconductor Corp. (a)	64,189	676,552
NVE Corp.	413	40,243
Onto Innovation, Inc. (a)	5,254	611,933
Photronics, Inc. (a)	45,735	1,179,506
Semtech Corp. (a)	47,837	1,217,930
SMART Global Holdings, Inc. (a)	28,302	821,041
Synaptics, Inc. (a)	27,165	2,319,348
Ultra Clean Holdings, Inc. (a)	33,282	1,280,026
Veeco Instruments, Inc. (a)(b)	38,151	979,718
		17,245,255
Software - 1.0%
ACI Worldwide, Inc. (a)	11,163	258,647
Adeia, Inc.	10,268	113,051
American Software, Inc. Class A	5,665	59,539
Bit Digital, Inc. (a)	45,456	184,551
C3.ai, Inc. (a)(b)	10,458	380,985
Cerence, Inc. (a)	30,211	883,068
Cipher Mining, Inc. (a)(b)	28,791	82,342
Cleanspark, Inc. (a)(b)	50,329	215,911
CommVault Systems, Inc. (a)	1,965	142,698
Consensus Cloud Solutions, Inc. (a)	6,339	196,509
CS Disco, Inc. (a)	17,363	142,724
Digital Turbine, Inc. (a)	52,836	490,318
E2open Parent Holdings, Inc. (a)(b)	149,123	835,089
Ebix, Inc. (b)	14,665	369,558
EverCommerce, Inc. (a)	4,027	47,680
Liveramp Holdings, Inc. (a)	47,937	1,369,081
Matterport, Inc. (a)(b)	188,109	592,543
MeridianLink, Inc. (a)	6,368	132,454
Mitek Systems, Inc. (a)	2,306	24,997
N-able, Inc. (a)	5,371	77,396
Nextnav, Inc. (a)	3,623	10,652
Olo, Inc. (a)	33,462	216,165
ON24, Inc.	24,435	198,412
Onespan, Inc. (a)	2,255	33,464
PROS Holdings, Inc. (a)	9,447	290,968
Riot Platforms, Inc. (a)(b)	36,141	427,187
SolarWinds, Inc. (a)	37,358	383,293
TeraWulf, Inc. (a)(b)	38,083	66,645
Verint Systems, Inc. (a)	3,439	120,571
Xperi, Inc.	31,604	415,593
		8,762,091
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	7,545	192,398
CompoSecure, Inc. (a)(b)	779	5,344
Eastman Kodak Co. (a)	42,725	197,390
Immersion Corp.	23,777	168,341
Intevac, Inc. (a)	18,092	67,845
IonQ, Inc. (a)(b)	101,592	1,374,540
Turtle Beach Corp. (a)	11,629	135,478
Xerox Holdings Corp.	86,016	1,280,778
		3,422,114
TOTAL INFORMATION TECHNOLOGY		55,793,877
MATERIALS - 4.9%
Chemicals - 1.5%
AdvanSix, Inc.	19,940	697,501
American Vanguard Corp.	16,572	296,142
Amyris, Inc. (a)(b)	144,085	148,408
Aspen Aerogels, Inc. (a)	38,214	301,508
Avient Corp.	67,689	2,768,480
Chase Corp.	804	97,461
Core Molding Technologies, Inc. (a)	5,328	121,212
Danimer Scientific, Inc. (a)(b)	65,571	156,059
Ecovyst, Inc. (a)	55,167	632,214
FutureFuel Corp.	19,439	172,035
H.B. Fuller Co.	4,296	307,207
Innospec, Inc.	2,207	221,671
Intrepid Potash, Inc. (a)	7,924	179,796
Koppers Holdings, Inc.	14,846	506,249
Kronos Worldwide, Inc.	16,824	146,874
LSB Industries, Inc. (a)	41,239	406,204
Mativ, Inc.	41,181	622,657
Minerals Technologies, Inc.	24,239	1,398,348
Origin Materials, Inc. Class A (a)(b)	79,051	336,757
Perimeter Solutions SA (a)(b)	116,753	718,031
PureCycle Technologies, Inc. (a)(b)	67,742	724,162
Rayonier Advanced Materials, Inc. (a)	47,762	204,421
Stepan Co.	14,048	1,342,427
Trinseo PLC	26,097	330,649
Tronox Holdings PLC	87,732	1,115,074
Valhi, Inc.	1,880	24,158
		13,975,705
Construction Materials - 0.6%
Knife River Holding Co.	38,102	1,657,437
Summit Materials, Inc.	89,289	3,379,589
		5,037,026
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	18,426	1,269,367
Class B	3,969	306,605
O-I Glass, Inc. (a)	17,100	364,743
Pactiv Evergreen, Inc.	30,284	229,250
Ranpak Holdings Corp. (A Shares) (a)	32,187	145,485
TriMas Corp.	30,899	849,414
		3,164,864
Metals & Mining - 2.4%
5E Advanced Materials, Inc. (a)(b)	4,058	13,310
Alpha Metallurgical Resources	9,052	1,487,787
Arconic Corp. (a)	73,965	2,187,885
Caledonia Mining Corp. PLC	12,242	142,252
Carpenter Technology Corp.	36,036	2,022,701
Coeur d'Alene Mines Corp. (a)(b)	238,226	676,562
Commercial Metals Co.	87,684	4,617,439
Constellium NV (a)	35,935	618,082
Contango ORE, Inc. (a)	1,253	31,926
Dakota Gold Corp. (a)	12,360	36,091
Haynes International, Inc.	9,341	474,710
Hecla Mining Co.	355,084	1,828,683
i-80 Gold Corp. (a)	133,167	299,626
Kaiser Aluminum Corp.	628	44,990
Olympic Steel, Inc. (b)	7,340	359,660
Piedmont Lithium, Inc. (a)(b)	8,962	517,197
PolyMet Mining Corp. (a)	24,114	19,050
Ramaco Resources, Inc.	21,772	183,756
Ryerson Holding Corp.	15,772	684,189
Schnitzer Steel Industries, Inc. Class A	19,285	578,357
SunCoke Energy, Inc.	62,560	492,347
TimkenSteel Corp. (a)	32,485	700,701
Tredegar Corp.	19,929	132,926
Warrior Metropolitan Coal, Inc.	38,741	1,508,962
Worthington Industries, Inc.	23,042	1,600,728
		21,259,917
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	12,579	393,974
Glatfelter Corp.	33,156	100,131
		494,105
TOTAL MATERIALS		43,931,617
REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Acadia Realty Trust (SBI)	71,519	1,029,158
Alexander & Baldwin, Inc.	55,931	1,039,198
Alpine Income Property Trust, Inc.	11,179	181,659
American Assets Trust, Inc.	37,698	723,802
Apartment Investment & Management Co. Class A	110,651	942,747
Apple Hospitality (REIT), Inc.	163,151	2,465,212
Armada Hoffler Properties, Inc.	52,488	613,060
Braemar Hotels & Resorts, Inc.	51,612	207,480
Brandywine Realty Trust (SBI)	132,684	616,981
Broadstone Net Lease, Inc.	142,808	2,204,956
BRT Apartments Corp.	10,019	198,376
CareTrust (REIT), Inc.	69,320	1,376,695
CBL & Associates Properties, Inc.	5,146	113,418
Centerspace	11,701	717,973
Chatham Lodging Trust	36,650	343,044
City Office REIT, Inc.	31,388	174,831
Clipper Realty, Inc.	1,528	8,664
Community Healthcare Trust, Inc.	7,154	236,225
Corporate Office Properties Trust (SBI)	85,486	2,030,293
CTO Realty Growth, Inc.	17,687	303,155
DiamondRock Hospitality Co.	159,023	1,273,774
Diversified Healthcare Trust (SBI)	178,693	402,059
Douglas Emmett, Inc.	128,601	1,616,515
Easterly Government Properties, Inc.	71,717	1,039,897
Elme Communities (SBI)	66,919	1,100,148
Empire State Realty Trust, Inc.	99,320	743,907
Equity Commonwealth	78,211	1,584,555
Essential Properties Realty Trust, Inc.	100,732	2,371,231
Farmland Partners, Inc.	38,514	470,256
Four Corners Property Trust, Inc.	59,146	1,502,308
Getty Realty Corp.	34,218	1,157,253
Gladstone Commercial Corp.	26,553	328,461
Gladstone Land Corp.	25,669	417,635
Global Medical REIT, Inc.	48,603	443,745
Global Net Lease, Inc.	80,672	829,308
Hersha Hospitality Trust	24,577	149,674
Hudson Pacific Properties, Inc.	105,529	445,332
Independence Realty Trust, Inc.	170,891	3,113,634
InvenTrust Properties Corp.	51,460	1,190,784
JBG SMITH Properties (b)	84,887	1,276,700
Kite Realty Group Trust	164,267	3,669,725
LTC Properties, Inc.	31,475	1,039,305
LXP Industrial Trust (REIT)	218,750	2,132,813
National Health Investors, Inc.	28,605	1,499,474
Necessity Retail (REIT), Inc./The	102,228	691,061
NETSTREIT Corp.	48,011	857,957
NexPoint Diversified Real Estate Trust	23,944	299,779
NexPoint Residential Trust, Inc.	12,107	550,626
Office Properties Income Trust	37,683	290,159
One Liberty Properties, Inc.	13,343	271,130
Orion Office (REIT), Inc.	44,923	296,941
Outfront Media, Inc.	60,017	943,467
Paramount Group, Inc.	140,026	620,315
Peakstone Realty Trust	20,765	579,759
Pebblebrook Hotel Trust	91,484	1,275,287
Phillips Edison & Co., Inc.	74,360	2,534,189
Physicians Realty Trust	180,634	2,527,070
Piedmont Office Realty Trust, Inc. Class A	95,873	696,997
Plymouth Industrial REIT, Inc.	32,905	757,473
Postal Realty Trust, Inc.	15,786	232,212
Potlatch Corp.	59,574	3,148,486
Retail Opportunity Investments Corp.	94,147	1,271,926
RLJ Lodging Trust	120,145	1,233,889
RPT Realty	66,078	690,515
Sabra Health Care REIT, Inc.	175,209	2,062,210
Safehold, Inc.	22,428	532,216
Saul Centers, Inc.	1,223	45,043
Service Properties Trust	123,964	1,077,247
SITE Centers Corp.	144,601	1,911,625
SL Green Realty Corp.	49,722	1,494,146
Star Holdings	10,181	149,355
Summit Hotel Properties, Inc.	79,675	518,684
Sunstone Hotel Investors, Inc.	157,240	1,591,269
Tanger Factory Outlet Centers, Inc.	41,383	913,323
Terreno Realty Corp.	61,800	3,714,180
The Macerich Co.	162,892	1,835,793
UMH Properties, Inc.	35,356	564,989
Uniti Group, Inc.	180,004	831,618
Urban Edge Properties	87,019	1,342,703
Urstadt Biddle Properties, Inc. Class A	22,137	470,633
Veris Residential, Inc. (a)	59,290	951,605
Whitestone REIT Class B	38,379	372,276
Xenia Hotels & Resorts, Inc.	84,390	1,038,841
		86,512,414
Real Estate Management & Development - 0.9%
American Realty Investments, Inc. (a)(b)	1,155	25,156
Anywhere Real Estate, Inc. (a)	72,524	484,460
Compass, Inc. (a)	32,075	112,263
Cushman & Wakefield PLC (a)	124,672	1,019,817
Digitalbridge Group, Inc.	82,913	1,219,650
Douglas Elliman, Inc.	63,552	141,085
Forestar Group, Inc. (a)	13,645	307,695
FRP Holdings, Inc. (a)	4,886	281,287
Kennedy-Wilson Holdings, Inc.	89,586	1,462,939
Marcus & Millichap, Inc.	11,175	352,124
Maui Land & Pineapple, Inc. (a)	687	9,783
Newmark Group, Inc.	101,090	628,780
Opendoor Technologies, Inc. (a)	387,170	1,556,423
RE/MAX Holdings, Inc.	13,102	252,345
Stratus Properties, Inc.	4,180	109,725
Tejon Ranch Co. (a)	15,713	270,421
The RMR Group, Inc.	3,860	89,436
Transcontinental Realty Investors, Inc. (a)(b)	1,483	54,322
		8,377,711
TOTAL REAL ESTATE		94,890,125
UTILITIES - 4.4%
Electric Utilities - 1.2%
Allete, Inc.	43,301	2,510,159
Genie Energy Ltd. Class B	7,121	100,691
MGE Energy, Inc.	13,410	1,060,865
Otter Tail Corp. (b)	14,564	1,149,973
PNM Resources, Inc.	57,157	2,577,781
Portland General Electric Co.	72,672	3,403,230
		10,802,699
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares	66,579	3,034,671
Chesapeake Utilities Corp.	4,680	556,920
New Jersey Resources Corp. (b)	34,654	1,635,669
Northwest Natural Holding Co.	27,092	1,166,311
ONE Gas, Inc.	41,455	3,184,159
RGC Resources, Inc.	5,693	114,031
Southwest Gas Holdings, Inc.	46,306	2,947,377
Spire, Inc.	38,724	2,456,651
		15,095,789
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	48,167	260,102
Ormat Technologies, Inc. (b)	14,292	1,149,934
Sunnova Energy International, Inc. (a)(b)	39,115	716,196
		2,126,232
Multi-Utilities - 0.9%
Avista Corp.	56,613	2,223,193
Black Hills Corp.	49,926	3,008,541
NorthWestern Energy Corp.	45,127	2,561,409
Unitil Corp.	8,551	433,621
		8,226,764
Water Utilities - 0.4%
Artesian Resources Corp. Class A	1,826	86,224
California Water Service Group	28,936	1,493,966
Consolidated Water Co., Inc.	8,120	196,748
SJW Group	23,286	1,632,581
		3,409,519
TOTAL UTILITIES		39,661,003
TOTAL COMMON STOCKS (Cost $909,706,441)		898,619,158

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $99,031)	100,000	99,059

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	2,009,356	2,009,758
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	52,535,127	52,540,381
TOTAL MONEY MARKET FUNDS (Cost $54,550,139)		54,550,139

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $964,355,611)	953,268,356
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(53,062,363)
NET ASSETS - 100.0%	900,205,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	21	Sep 2023	1,998,885	62,747	62,747

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,059.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,780,205	181,091,484	181,861,931	82,949	-	-	2,009,758	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	66,426,259	254,595,720	268,481,598	1,188,185	-	-	52,540,381	0.2%
Total	69,206,464	435,687,204	450,343,529	1,271,134	-	-	54,550,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	25,686,228	25,686,228	-	-
Consumer Discretionary	93,113,507	93,113,507	-	-
Consumer Staples	23,794,921	23,794,921	-	-
Energy	81,679,171	81,679,171	-	-
Financials	217,550,019	217,550,019	-	-
Health Care	90,805,524	90,559,838	217,375	28,311
Industrials	131,713,166	131,713,166	-	-
Information Technology	55,793,877	55,793,877	-	-
Materials	43,931,617	43,931,617	-	-
Real Estate	94,890,125	94,890,125	-	-
Utilities	39,661,003	39,661,003	-	-

U.S. Government and Government Agency Obligations	99,059	-	99,059	-

Money Market Funds	54,550,139	54,550,139	-	-
Total Investments in Securities:	953,268,356	952,923,611	316,434	28,311
Derivative Instruments:

Assets
Futures Contracts	62,747	62,747	-	-
Total Assets	62,747	62,747	-	-
Total Derivative Instruments:	62,747	62,747	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	62,747	0
Total Equity Risk	62,747	0
Total Value of Derivatives	62,747	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2023

Assets
Investment in securities, at value (including securities loaned of $50,834,365) - See accompanying schedule:
Unaffiliated issuers (cost $909,805,472)	$898,718,217
Fidelity Central Funds (cost $54,550,139)	54,550,139

Total Investment in Securities (cost $964,355,611)		$953,268,356
Segregated cash with brokers for derivative instruments		208,538
Cash		275,169
Receivable for fund shares sold		1,015,021
Dividends receivable		1,532,496
Distributions receivable from Fidelity Central Funds		114,577
Receivable for daily variation margin on futures contracts		14,633
Other receivables		9,684
Total assets		956,438,474
Liabilities
Payable for investments purchased	$2,499,879
Payable for fund shares redeemed	1,155,149
Accrued management fee	37,072
Collateral on securities loaned	52,540,381
Total Liabilities		56,232,481
Net Assets		$900,205,993
Net Assets consist of:
Paid in capital		$933,704,757
Total accumulated earnings (loss)		(33,498,764)
Net Assets		$900,205,993
Net Asset Value , offering price and redemption price per share ($900,205,993 ÷ 40,927,098 shares)		$22.00

Statement of Operations
		Year ended June 30, 2023
Investment Income
Dividends		$19,659,636
Interest		5,143
Income from Fidelity Central Funds (including $1,188,185 from security lending)		1,271,134
Total Income		20,935,913
Expenses
Management fee	$433,379
Independent trustees' fees and expenses	2,963
Interest	5,145
Total expenses before reductions	441,487
Expense reductions	(850)
Total expenses after reductions		440,637
Net Investment income (loss)		20,495,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,457,249)
Futures contracts	96,294
Total net realized gain (loss)		(18,360,955)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	46,209,688
Futures contracts	13,499
Total change in net unrealized appreciation (depreciation)		46,223,187
Net gain (loss)		27,862,232
Net increase (decrease) in net assets resulting from operations		$48,357,508

Statement of Changes in Net Assets

	Year ended June 30, 2023	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,495,276	$14,699,224
Net realized gain (loss)	(18,360,955)	11,017,013
Change in net unrealized appreciation (depreciation)	46,223,187	(182,137,893)
Net increase (decrease) in net assets resulting from operations	48,357,508	(156,421,656)
Distributions to shareholders	(30,079,235)	(66,728,802)

Share transactions
Proceeds from sales of shares	318,203,406	594,179,184
Reinvestment of distributions	24,216,686	53,788,479
Cost of shares redeemed	(268,975,234)	(352,842,926)

Net increase (decrease) in net assets resulting from share transactions	73,444,858	295,124,737
Total increase (decrease) in net assets	91,723,131	71,974,279

Net Assets
Beginning of period	808,482,862	736,508,583
End of period	$900,205,993	$808,482,862

Other Information
Shares
Sold	14,384,346	23,457,218
Issued in reinvestment of distributions	1,074,926	2,127,287
Redeemed	(12,214,236)	(14,038,483)
Net increase (decrease)	3,245,036	11,546,022

Fidelity® Small Cap Value Index Fund

Years ended June 30,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$21.46	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.52	.44	.37	.37
Net realized and unrealized gain (loss)	.81	(4.69)	11.59	(3.72)
Total from investment operations	1.33	(4.25)	11.96	(3.35)
Distributions from net investment income	(.42)	(.44) D	(.30)	(.12)
Distributions from net realized gain	(.38)	(2.03) D	-	(.02)
Total distributions	(.79) E	(2.47)	(.30)	(.13) E
Net asset value, end of period	$22.00	$21.46	$28.18	$16.52
Total Return F,G	6.14%	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05%	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% J
Expenses net of all reductions	.05%	.05%	.05%	.05% J
Net investment income (loss)	2.37%	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$900,206	$808,483	$736,509	$139,586
Portfolio turnover rate K	33%	38%	60%	74% J

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2023

1. Organization.
Fidelity Mid Cap Growth Index Fund,   Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$657,365,237	$122,942,390	$(45,990,919)	$76,951,471
Fidelity Mid Cap Value Index Fund	756,429,783	183,036,123	(50,314,887)	132,721,236
Fidelity Small Cap Growth Index Fund	538,464,226	81,225,374	(54,751,434)	26,473,940
Fidelity Small Cap Value Index Fund	978,885,514	122,178,149	(147,795,307)	(25,617,158)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Growth Index Fund	$2,169,711	$(60,045,563)	$76,951,471
Fidelity Mid Cap Value Index Fund	7,530,492	-	132,721,236
Fidelity Small Cap Growth Index Fund	2,059,540	(53,417,880)	26,473,944
Fidelity Small Cap Value Index Fund	8,986,815	(16,868,419)	(25,617,158)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Mid Cap Growth Index Fund	$ (60,045,563)	$-	$ (60,045,563)
Fidelity Small Cap Growth Index Fund	(34,486,747)	(18,931,133)	(53,417,880)
Fidelity Small Cap Value Index Fund	(1,886,043)	(14,982,376)	(16,868,419)

Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Certain of the Funds intend to defer to the next fiscal year, capital losses recognized during the period November 1, 2022 to June 30, 2023. Loss deferrals were as follows:
Capital losses
Fidelity Mid Cap Value Index Fund	$(1,452,362)

The tax character of distributions paid was as follows:

June 30, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$4,150,490	$-	$4,150,490
Fidelity Mid Cap Value Index Fund	15,937,291	5,985,102	21,922,393
Fidelity Small Cap Growth Index Fund	2,541,670	-	2,541,670
Fidelity Small Cap Value Index Fund	16,062,244	14,016,991	30,079,235

June 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$22,889,262	$17,807,665	$40,696,927
Fidelity Mid Cap Value Index Fund	40,467,167	12,709,187	53,176,354
Fidelity Small Cap Growth Index Fund	5,448,251	5,688,770	11,137,021
Fidelity Small Cap Value Index Fund	46,650,956	20,077,846	66,728,802
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	406,639,407	263,675,247
Fidelity Mid Cap Value Index Fund	240,253,426	247,265,017
Fidelity Small Cap Growth Index Fund	371,848,460	164,174,288
Fidelity Small Cap Value Index Fund	386,381,670	285,210,807
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$ 5,325,500	2.87%	$2,550
Fidelity Mid Cap Value Index Fund	Borrower	$ 6,401,520	3.42%	$15,194
Fidelity Small Cap Growth Index Fund	Borrower	$16,423,000	4.07%	$1,854
Fidelity Small Cap Value Index Fund	Borrower	$ 12,207,000	3.79%	$5,145

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$18,257	$3,313	$7,911
Fidelity Mid Cap Value Index Fund	$53,859	$50,373	$14,546
Fidelity Small Cap Growth Index Fund	$86,559	$113,378	$697,681
Fidelity Small Cap Value Index Fund	$122,833	$57,773	$419,747
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	$903,000	2.08%	$52
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$873
Fidelity Mid Cap Value Index Fund	974
Fidelity Small Cap Growth Index Fund	1,960
Fidelity Small Cap Value Index Fund	850
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	59%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Funds") as of June 30, 2023, the related statements of operations for the year ended June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2023 and each of the financial highlights for each of the three years in the period ended June 30, 2023 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Mid Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,159.20	$ .27
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Mid Cap Value Index Fund	.05%
Actual		$ 1,000	$ 1,052.80	$ .25
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Small Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 1,137.00	$ .26
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Small Cap Value Index Fund	.05%
Actual		$ 1,000	$ 1,026.10	$ .25
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2023, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Mid Cap Value Index Fund	$1,427,250
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
Fidelity Mid Cap Growth Index Fund
August 2022	100%
December 2022	87%
Fidelity Mid Cap Value Index Fund
August 2022	100%
December 2022	77%
Fidelity Small Cap Growth Index Fund
August 2022	99%
December 2022	72%
Fidelity Small Cap Value Index Fund
August 2022	100%
December 2022	57%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
Fidelity Mid Cap Growth Index Fund
August 2022	99.85%
December 2022	91.22%
Fidelity Mid Cap Value Index Fund
August 2022	100.00%
December 2022	80.82%
Fidelity Small Cap Growth Index Fund
August 2022	99.22%
December 2022	75.05%
Fidelity Small Cap Value Index Fund
August 2022	99.82%
December 2022	66.50%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity Mid Cap Growth Index Fund
August 2022	0.15%
December 2022	7.92%
Fidelity Mid Cap Value Index Fund
August 2022	0.01%
December 2022	17.87%
Fidelity Small Cap Growth Index Fund
August 2022	0.21%
December 2022	6.47%
Fidelity Small Cap Value Index Fund
August 2022	0.18%
December 2022	31.85%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:
Fidelity Mid Cap Growth Index Fund	$53,289
Fidelity Small Cap Growth Index Fund	$29,880
The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896342.103
C06-ANN-0823

Item 2.

Code of Ethics

As of the end of the period, June 30, 2023, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Mid Cap Growth Index Fund	$39,100	$-	$7,400	$1,000
Fidelity Mid Cap Value Index Fund	$39,100	$-	$7,400	$1,000
Fidelity Municipal Income 2023 Fund	$36,100	$-	$7,400	$900
Fidelity Municipal Income 2025 Fund	$36,100	$-	$7,400	$900

June 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$38,800	$-	$7,300	$900
Fidelity Mid Cap Value Index Fund	$38,800	$-	$7,300	$900
Fidelity Municipal Income 2023 Fund	$35,600	$-	$7,400	$800
Fidelity Municipal Income 2025 Fund	$35,600	$-	$7,600	$800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$49,700	$4,000	$5,500	$1,700
Fidelity SAI Municipal Bond Index Fund	$49,700	$4,000	$5,500	$1,700
Fidelity Small Cap Growth Index Fund	$38,700	$3,400	$11,500	$1,500
Fidelity Small Cap Value Index Fund	$39,900	$3,500	$9,400	$1,500

June 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$47,400	$3,900	$5,200	$1,700
Fidelity SAI Municipal Bond Index Fund	$47,400	$3,900	$5,200	$1,700
Fidelity Small Cap Growth Index Fund	$37,000	$3,400	$10,000	$1,500
Fidelity Small Cap Value Index Fund	$38,100	$3,500	$9,900	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2023A	June 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	June 30, 2023A	June 30, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2023A	June 30, 2022A
Deloitte Entities	$276,000	$490,600
PwC	$13,641,000	$13,336,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023